UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.9%
AAR Corp.	8,256	311,086
Aerojet Rocketdyne Holdings, Inc.*(a)	13,158	519,346
Aerovironment, Inc.*	1,806	140,254
Arconic, Inc.	12,900	242,778
Astronics Corp.*	1,168	35,823
Axon Enterprise, Inc.*	5,418	276,372
Boeing Co. (The)	19,350	7,461,747
BWX Technologies, Inc.(a)	2,064	95,811
Curtiss-Wright Corp.	3,354	380,746
Esterline Technologies Corp.*	5,160	627,972
General Dynamics Corp.	8,772	1,501,503
Harris Corp.	3,612	553,286
HEICO Corp.(a)	8,433	712,589
Hexcel Corp.	7,224	489,137
Huntington Ingalls Industries, Inc.	2,580	532,641
Kratos Defense & Security Solutions, Inc.*	13,158	203,818
L3 Technologies, Inc.	2,580	507,950
Lockheed Martin Corp.	8,256	2,391,681
Mercury Systems, Inc.*	3,870	226,898
Moog, Inc., Class A	6,192	553,998
National Presto Industries, Inc.	516	61,724
Northrop Grumman Corp.	6,192	1,706,206
Raytheon Co.	8,772	1,445,275
Spirit AeroSystems Holdings, Inc., Class A	9,546	796,136
Teledyne Technologies, Inc.*	2,838	636,336
Textron, Inc.	9,804	521,867
TransDigm Group, Inc.*	774	302,634
Triumph Group, Inc.(a)	18,060	322,371
United Technologies Corp.	27,763	3,277,977
Wesco Aircraft Holdings, Inc.*	11,868	103,726

		26,939,688

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	18,576	441,180
Atlas Air Worldwide Holdings, Inc.*	4,386	233,423
CH Robinson Worldwide, Inc.	3,612	313,413
Echo Global Logistics, Inc.*	1,290	30,650
Expeditors International of Washington, Inc.	4,902	339,709
FedEx Corp.	12,384	2,199,027
Forward Air Corp.	3,354	196,310
Hub Group, Inc., Class A*	10,578	470,827
United Parcel Service, Inc., Class B	33,282	3,507,923
XPO Logistics, Inc.*(a)	9,030	548,843

		8,281,305

Airlines - 0.7%
Alaska Air Group, Inc.	5,676	362,980
Allegiant Travel Co.	3,612	469,560

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
American Airlines Group, Inc.(a)	30,960	1,107,439
Delta Air Lines, Inc.	35,604	1,759,906
Hawaiian Holdings, Inc.(a)	11,094	355,230
JetBlue Airways Corp.*	19,092	343,465
SkyWest, Inc.	19,866	1,012,173
Southwest Airlines Co.	21,930	1,244,747
Spirit Airlines, Inc.*	20,124	1,183,693
United Continental Holdings, Inc.*	16,512	1,441,002

		9,280,195

Auto Components - 0.6%
Adient plc	37,668	743,566
American Axle & Manufacturing Holdings, Inc.*(a)	49,536	732,142
Aptiv plc	10,836	857,453
Autoliv, Inc.(a)	1,032	82,405
BorgWarner, Inc.	258	10,552
Cooper Tire & Rubber Co.(a)	16,254	572,141
Cooper-Standard Holdings, Inc.*	7,740	591,800
Dana, Inc.	22,962	404,590
Dorman Products, Inc.*(a)	2,064	177,401
Fox Factory Holding Corp.*	2,580	153,071
Garrett Motion, Inc.*(a)	27,195	434,304
Gentex Corp.	10,320	218,578
Gentherm, Inc.*	3,870	164,707
Goodyear Tire & Rubber Co. (The)	23,736	502,966
LCI Industries(a)	1,290	106,348
Lear Corp.	5,418	833,993
Modine Manufacturing Co.*	30,186	441,621
Motorcar Parts of America, Inc.*(a)	9,288	185,760
Standard Motor Products, Inc.	3,870	190,249
Stoneridge, Inc.*	8,514	222,301
Superior Industries International, Inc.	26,058	134,199
Tenneco, Inc., Class A	1,032	35,790
Tower International, Inc.	9,546	277,693
Veoneer, Inc.*(a)	9,583	285,669
Visteon Corp.*(a)	2,064	158,701

		8,518,000

Automobiles - 0.5%
Ford Motor Co.	240,714	2,118,283
General Motors Co.	63,726	2,486,589
Tesla, Inc.*(a)	5,418	1,663,434
Thor Industries, Inc.(a)	19,608	1,276,873
Winnebago Industries, Inc.	1,290	36,894

		7,582,073

Banks - 7.7%
1st Source Corp.	3,096	140,558
Ameris Bancorp	3,354	127,284
Associated Banc-Corp.	61,404	1,329,397
Banc of California, Inc.	10,578	154,227
BancFirst Corp.	3,612	193,892
Bancorp, Inc. (The)*	18,576	157,525
BancorpSouth Bank(a)	6,708	195,739
Bank of America Corp.	447,372	12,736,681
Bank of Hawaii Corp.	2,838	219,463

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Bank OZK(a)	46,698	1,416,817
BankUnited, Inc.	43,860	1,482,907
Banner Corp.	2,838	154,785
BB&T Corp.	35,862	1,750,066
Berkshire Hills Bancorp, Inc.	16,254	442,922
BOK Financial Corp.	4,644	385,963
Boston Private Financial Holdings, Inc.	7,224	83,798
Bridge Bancorp, Inc.	5,418	166,820
Brookline Bancorp, Inc.	11,610	172,641
Bryn Mawr Bank Corp.	2,580	95,434
Cadence Bancorp	49,904	935,700
Camden National Corp.	2,322	94,087
Cathay General Bancorp(a)	6,450	239,424
CenterState Bank Corp.	3,870	95,976
Central Pacific Financial Corp.(a)	4,128	118,185
Chemical Financial Corp.	6,966	309,708
CIT Group, Inc.	14,190	655,436
Citigroup, Inc.	103,974	6,702,164
Citizens Financial Group, Inc.	24,252	822,628
City Holding Co.(a)	2,580	184,934
Columbia Banking System, Inc.	6,450	237,038
Comerica, Inc.	10,578	832,912
Commerce Bancshares, Inc.	1,971	117,866
Community Bank System, Inc.(a)	5,676	340,276
Community Trust Bancorp, Inc.	3,354	136,206
ConnectOne Bancorp, Inc.	4,386	87,720
Cullen/Frost Bankers, Inc.	1,806	175,688
CVB Financial Corp.(a)	12,384	271,333
Eagle Bancorp, Inc.*	1,806	99,113
East West Bancorp, Inc.	12,126	610,180
FB Financial Corp.	1,290	42,673
Fifth Third Bancorp	34,572	927,221
First BanCorp	34,056	362,696
First Busey Corp.	11,352	281,076
First Citizens BancShares, Inc., Class A	774	315,428
First Commonwealth Financial Corp.	10,320	140,352
First Financial Bancorp	11,610	305,691
First Financial Bankshares, Inc.(a)	4,386	267,985
First Foundation, Inc.*	4,644	67,477
First Hawaiian, Inc.	33,282	856,346
First Horizon National Corp.	14,190	208,309
First Internet Bancorp	9,030	180,600
First Interstate BancSystem, Inc., Class A	6,966	271,117
First Merchants Corp.	6,708	245,714
First Midwest Bancorp, Inc.	6,450	142,029
First of Long Island Corp. (The)	7,224	149,681
First Republic Bank(a)	6,450	623,264
Flushing Financial Corp.	10,836	240,343
FNB Corp.(a)	127,194	1,481,810
Franklin Financial Network, Inc.*(a)	3,870	123,337
Fulton Financial Corp.(a)	61,146	981,393
Glacier Bancorp, Inc.(a)	5,676	239,414
Great Southern Bancorp, Inc.	1,032	55,047
Great Western Bancorp, Inc.	21,414	755,700

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Hancock Whitney Corp.	34,830	1,430,816
Hanmi Financial Corp.	2,322	50,921
Heartland Financial USA, Inc.(a)	1,290	58,514
Hilltop Holdings, Inc.	3,870	71,247
Home BancShares, Inc.(a)	62,178	1,138,479
Hope Bancorp, Inc.	58,824	841,771
Huntington Bancshares, Inc.(a)	65,532	867,644
IBERIABANK Corp.	8,772	648,163
Independent Bank Corp.	4,644	370,498
Independent Bank Group, Inc.	4,644	245,017
International Bancshares Corp.	19,350	686,345
Investors Bancorp, Inc.	10,062	122,153
JPMorgan Chase & Co.	158,670	16,422,345
KeyCorp	61,404	1,011,324
Lakeland Bancorp, Inc.	12,642	197,847
Lakeland Financial Corp.	4,386	197,502
LegacyTexas Financial Group, Inc.	10,836	431,706
Live Oak Bancshares, Inc.(a)	7,224	100,414
M&T Bank Corp.	5,934	976,380
MB Financial, Inc.	5,676	251,901
Metropolitan Bank Holding Corp.*	2,580	90,300
Midland States Bancorp, Inc.	3,612	87,085
NBT Bancorp, Inc.(a)	6,192	220,559
OFG Bancorp	31,476	610,005
Old National Bancorp	51,858	836,988
Opus Bank	3,870	80,883
Pacific Premier Bancorp, Inc.*	19,092	567,987
PacWest Bancorp(a)	14,706	567,505
Park National Corp.(a)	1,806	169,800
Peoples Bancorp, Inc.	1,290	41,280
People’s United Financial, Inc.	29,154	477,543
Pinnacle Financial Partners, Inc.(a)	10,062	541,034
PNC Financial Services Group, Inc. (The)	20,124	2,468,611
Popular, Inc.	18,576	1,014,435
Preferred Bank	1,548	72,075
Prosperity Bancshares, Inc.(a)	9,546	679,102
Regions Financial Corp.	38,958	590,993
Renasant Corp.	3,612	128,298
S&T Bancorp, Inc.(a)	6,450	247,809
Sandy Spring Bancorp, Inc.	4,644	151,441
ServisFirst Bancshares, Inc.	2,838	95,783
Signature Bank	3,612	459,844
Simmons First National Corp., Class A	33,024	817,014
South State Corp.	4,128	273,893
Southside Bancshares, Inc.(a)	3,096	102,137
Sterling Bancorp(a)	85,398	1,643,058
Stock Yards Bancorp, Inc.	4,644	160,543
SunTrust Banks, Inc.	26,574	1,579,027
SVB Financial Group*	1,806	421,484
Synovus Financial Corp.	27,351	968,772
TCF Financial Corp.	54,696	1,212,063
Texas Capital Bancshares, Inc.*	20,124	1,172,626
Tompkins Financial Corp.(a)	2,322	170,760
Towne Bank	5,418	140,651
TriCo Bancshares	1,806	68,122
Trustmark Corp.(a)	19,350	610,106
UMB Financial Corp.(a)	2,322	149,444

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Umpqua Holdings Corp.	82,302	1,455,099
Union Bankshares Corp.(a)	7,740	244,274
United Bankshares, Inc.(a)	35,604	1,259,313
United Community Banks, Inc.	5,418	139,351
Univest Financial Corp.	9,030	212,115
US Bancorp	63,984	3,273,421
Valley National Bancorp(a)	115,584	1,168,554
Veritex Holdings, Inc.*	7,539	199,482
Washington Trust Bancorp, Inc.	2,838	147,690
Webster Financial Corp.	5,934	319,724
Wells Fargo & Co.	187,308	9,161,234
WesBanco, Inc.	14,706	597,211
Westamerica Bancorp(a)	258	16,166
Western Alliance Bancorp*	5,934	262,758
Wintrust Financial Corp.	3,870	275,312
Zions Bancorp NA(a)	13,416	638,467

		108,918,414

Beverages - 1.2%
Boston Beer Co., Inc. (The), Class A*	516	128,567
Brown-Forman Corp., Class B(a)	10,320	487,620
Coca-Cola Co. (The)	143,448	6,904,152
Coca-Cola Consolidated, Inc.	774	167,029
Constellation Brands, Inc., Class A	6,966	1,209,716
Keurig Dr Pepper, Inc.(a)	7,998	217,705
Molson Coors Brewing Co., Class B	2,064	137,483
Monster Beverage Corp.*	16,254	930,379
National Beverage Corp.	774	64,892
PepsiCo, Inc.	54,954	6,191,667

		16,439,210

Biotechnology - 2.9%
AbbVie, Inc.	72,756	5,841,579
Abeona Therapeutics, Inc.*	6,966	47,299
ACADIA Pharmaceuticals, Inc.*(a)	9,288	211,581
Acceleron Pharma, Inc.*	2,838	120,331
Adamas Pharmaceuticals, Inc.*	6,966	62,694
Agios Pharmaceuticals, Inc.*(a)	4,128	221,261
Aimmune Therapeutics, Inc.*(a)	4,128	97,091
Akebia Therapeutics, Inc.*	32,508	179,119
Albireo Pharma, Inc.*	2,064	53,664
Alexion Pharmaceuticals, Inc.*	9,288	1,142,053
Alkermes plc*	7,998	262,894
Alnylam Pharmaceuticals, Inc.*(a)	4,128	344,812
AMAG Pharmaceuticals, Inc.*(a)	9,288	152,045
Amgen, Inc.	33,798	6,323,944
Amicus Therapeutics, Inc.*(a)	14,448	173,954
AnaptysBio, Inc.*	2,064	136,885
Arena Pharmaceuticals, Inc.*	2,580	118,603
Array BioPharma, Inc.*	14,448	269,744
Atara Biotherapeutics, Inc.*	8,514	323,532
Audentes Therapeutics, Inc.*(a)	3,096	76,781
Biogen, Inc.*	7,482	2,497,342
BioMarin Pharmaceutical, Inc.*	6,708	658,524
Bluebird Bio, Inc.*(a)	2,838	378,674
Blueprint Medicines Corp.*	3,612	260,389
Celgene Corp.*	37,152	3,286,466
Clovis Oncology, Inc.*(a)	19,092	484,173

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
Coherus Biosciences, Inc.*	10,578	142,380
CRISPR Therapeutics AG*(a)	1,548	50,202
Curis, Inc.*	1	1
CytomX Therapeutics, Inc.*	3,096	52,570
Dynavax Technologies Corp.*(a)	7,482	82,452
Editas Medicine, Inc.*(a)	3,870	84,095
Emergent BioSolutions, Inc.*	2,580	160,966
Epizyme, Inc.*	11,352	116,018
Esperion Therapeutics, Inc.*(a)	5,934	275,634
Exact Sciences Corp.*	4,386	395,091
Exelixis, Inc.*	21,930	516,890
FibroGen, Inc.*(a)	5,676	322,113
Five Prime Therapeutics, Inc.*	7,740	87,075
Flexion Therapeutics, Inc.*(a)	14,190	208,451
Geron Corp.*	258	297
Gilead Sciences, Inc.	63,210	4,425,332
Global Blood Therapeutics, Inc.*	4,386	210,133
Halozyme Therapeutics, Inc.*	11,094	179,501
Heron Therapeutics, Inc.*	3,354	90,223
ImmunoGen, Inc.*	18,060	94,815
Immunomedics, Inc.*(a)	11,610	171,712
Incyte Corp.*	7,482	602,974
Insmed, Inc.*(a)	9,288	225,791
Insys Therapeutics, Inc.*(a)	9,030	31,244
Intellia Therapeutics, Inc.*	4,128	58,370
Intercept Pharmaceuticals, Inc.*	774	93,406
Intrexon Corp.*(a)	11,352	86,956
Ionis Pharmaceuticals, Inc.*	5,418	314,244
Iovance Biotherapeutics, Inc.*(a)	18,834	172,331
Ironwood Pharmaceuticals, Inc.*(a)	12,384	169,166
La Jolla Pharmaceutical Co.*(a)	2,322	14,025
Lexicon Pharmaceuticals, Inc.*(a)	6,966	32,949
Ligand Pharmaceuticals, Inc.*(a)	2,064	243,758
Loxo Oncology, Inc.*	1,290	302,634
MacroGenics, Inc.*(a)	1,806	21,184
Madrigal Pharmaceuticals, Inc.*(a)	1,032	119,464
Minerva Neurosciences, Inc.*	17,286	113,742
Momenta Pharmaceuticals, Inc.*	8,256	97,916
Myriad Genetics, Inc.*	5,160	145,460
Neurocrine Biosciences, Inc.*	4,902	432,455
Novavax, Inc.*(a)	45,666	106,858
PDL BioPharma, Inc.*(a)	75,336	239,569
Portola Pharmaceuticals, Inc.*(a)	7,482	202,762
Progenics Pharmaceuticals, Inc.*	2,838	12,572
Puma Biotechnology, Inc.*(a)	3,354	93,510
Radius Health, Inc.*(a)	6,192	113,128
Regeneron Pharmaceuticals, Inc.*	1,548	664,510
REGENXBIO, Inc.*	1,290	56,708
Repligen Corp.*	2,322	132,377
Retrophin, Inc.*	3,354	72,312
Rigel Pharmaceuticals, Inc.*	258	557
Sage Therapeutics, Inc.*	2,322	331,094
Sangamo Therapeutics, Inc.*(a)	17,544	205,089
Sarepta Therapeutics, Inc.*(a)	4,902	684,858
Savara, Inc.*	17,286	131,201
Seattle Genetics, Inc.*(a)	3,096	236,627
Sorrento Therapeutics, Inc.*(a)	42,054	86,631
Spark Therapeutics, Inc.*	1,806	86,363
Spectrum Pharmaceuticals, Inc.*(a)	11,094	124,253

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
TG Therapeutics, Inc.*(a)	2,838	11,636
Ultragenyx Pharmaceutical, Inc.*(a)	3,354	165,419
United Therapeutics Corp.*	1,806	208,286
Vertex Pharmaceuticals, Inc.*	9,288	1,773,172
Viking Therapeutics, Inc.*(a)	6,192	50,527
Voyager Therapeutics, Inc.*	4,386	46,009
ZIOPHARM Oncology, Inc.*(a)	17,028	38,143

		40,543,625

Building Products - 0.6%
AAON, Inc.(a)	5,160	190,610
American Woodmark Corp.*(a)	7,740	541,413
AO Smith Corp.(a)	6,708	321,045
Apogee Enterprises, Inc.(a)	8,514	290,072
Armstrong World Industries, Inc.	258	17,554
Builders FirstSource, Inc.*	42,054	555,954
Fortune Brands Home & Security, Inc.	9,804	444,121
Gibraltar Industries, Inc.*	2,580	91,977
Griffon Corp.	15,222	242,182
Insteel Industries, Inc.	774	17,098
Johnson Controls International plc	44,376	1,498,578
Lennox International, Inc.	2,838	650,697
Masco Corp.	15,480	501,707
Masonite International Corp.*	8,772	501,758
NCI Building Systems, Inc.*	20,382	166,317
Owens Corning	3,612	189,233
Patrick Industries, Inc.*(a)	11,610	463,239
Quanex Building Products Corp.	12,642	197,847
Simpson Manufacturing Co., Inc.	2,064	126,688
Trex Co., Inc.*	6,192	431,954
Universal Forest Products, Inc.	18,834	580,464
USG Corp.	14,190	612,298

		8,632,806

Capital Markets - 2.6%
Affiliated Managers Group, Inc.	7,224	758,159
Ameriprise Financial, Inc.	10,062	1,273,849
Arlington Asset Investment Corp., Class A(a)	18,576	160,125
Artisan Partners Asset Management, Inc., Class A(a)	19,866	463,275
Bank of New York Mellon Corp. (The)	47,988	2,510,732
BGC Partners, Inc., Class A(a)	110,424	683,525
BlackRock, Inc.	5,418	2,248,903
Blucora, Inc.*	17,286	510,110
BrightSphere Investment Group plc	31,476	389,358
Charles Schwab Corp. (The)	51,342	2,401,265
CME Group, Inc.	12,642	2,304,384
Cohen & Steers, Inc.(a)	1,032	38,834
Cowen, Inc.*(a)	14,706	237,796
E*TRADE Financial Corp.	17,028	794,526
Eaton Vance Corp.	13,674	526,722
Evercore, Inc., Class A	1,806	161,547
FactSet Research Systems, Inc.(a)	774	169,220
Federated Investors, Inc., Class B(a)	8,256	215,729
Franklin Resources, Inc.(a)	19,350	572,954

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Goldman Sachs Group, Inc. (The)	12,642	2,503,242
Greenhill & Co., Inc.	4,644	116,379
Houlihan Lokey, Inc.	2,580	114,139
Intercontinental Exchange, Inc.	19,866	1,524,951
INTL. FCStone, Inc.*	7,998	305,764
Invesco Ltd.	37,152	676,909
Investment Technology Group, Inc.	7,224	218,598
Janus Henderson Group plc(a)	6,450	140,804
Legg Mason, Inc.	2,838	84,572
LPL Financial Holdings, Inc.	11,352	798,840
MarketAxess Holdings, Inc.(a)	2,322	498,696
Moelis & Co., Class A	3,354	146,737
Moody’s Corp.	6,966	1,104,181
Morgan Stanley	63,468	2,684,696
Morningstar, Inc.	258	32,031
MSCI, Inc.	2,580	439,297
Nasdaq, Inc.	2,322	204,429
Northern Trust Corp.(b)	6,450	570,567
Piper Jaffray Cos.	6,192	427,434
Raymond James Financial, Inc.	7,998	643,839
S&P Global, Inc.	9,804	1,878,937
SEI Investments Co.	9,030	429,286
State Street Corp.	21,414	1,518,253
Stifel Financial Corp.	15,222	728,678
T. Rowe Price Group, Inc.	8,514	795,718
TD Ameritrade Holding Corp.	10,836	606,274
Virtu Financial, Inc., Class A	23,478	599,863
Virtus Investment Partners, Inc.	3,612	324,972
Waddell & Reed Financial, Inc., Class A(a)	15,738	269,435
WisdomTree Investments, Inc.	15,738	105,445

		36,913,979

Chemicals - 2.0%
AdvanSix, Inc.*	12,642	399,993
Air Products & Chemicals, Inc.	6,708	1,102,728
Albemarle Corp.(a)	4,128	333,253
American Vanguard Corp.	258	4,520
Ashland Global Holdings, Inc.	2,580	195,822
Axalta Coating Systems Ltd.*	6,708	171,859
Balchem Corp.	2,064	171,353
Cabot Corp.	21,414	1,004,103
Celanese Corp.	4,644	444,709
CF Industries Holdings, Inc.	8,256	360,374
Chemours Co. (The)	14,706	525,740
DowDuPont, Inc.	92,880	4,997,873
Eastman Chemical Co.	6,450	519,999
Ecolab, Inc.	7,740	1,224,236
Ferro Corp.*	11,610	193,539
FMC Corp.	9,288	741,182
FutureFuel Corp.	258	4,724
Hawkins, Inc.	258	10,704
HB Fuller Co.	1,806	89,198
Huntsman Corp.	24,252	532,817
Ingevity Corp.*	2,064	194,161
Innophos Holdings, Inc.	7,740	231,426
Innospec, Inc.	3,612	253,815
International Flavors & Fragrances, Inc.	2,580	365,792

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Intrepid Potash, Inc.*	19,608	60,981
Kraton Corp.*(a)	14,964	421,985
Kronos Worldwide, Inc.	10,836	142,710
Linde plc	20,898	3,406,583
LyondellBasell Industries NV, Class A	18,060	1,570,678
Minerals Technologies, Inc.	13,158	770,664
Mosaic Co. (The)	12,126	391,427
NewMarket Corp.	258	103,481
Olin Corp.	64,500	1,522,845
OMNOVA Solutions, Inc.*	14,448	128,732
Platform Specialty Products Corp.*(a)	24,252	272,593
PolyOne Corp.	6,192	200,435
PPG Industries, Inc.	9,030	952,123
PQ Group Holdings, Inc.*	10,062	151,433
Quaker Chemical Corp.	2,322	474,756
Rayonier Advanced Materials, Inc.	27,090	392,263
RPM International, Inc.	3,096	176,967
Scotts Miracle-Gro Co. (The)(a)	2,580	191,823
Sensient Technologies Corp.(a)	2,838	178,170
Sherwin-Williams Co. (The)	3,096	1,305,026
Stepan Co.	5,676	499,091
Tredegar Corp.	6,966	113,616
Trinseo SA	2,580	126,549
Tronox Ltd., Class A(a)	19,866	174,026
Valvoline, Inc.	16,770	370,785
Westlake Chemical Corp.	4,902	362,258
WR Grace & Co.	1,032	73,282

		28,609,202

Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	21,672	740,966
ACCO Brands Corp.	44,118	389,562
ADT, Inc.(a)	18,576	134,119
Brady Corp., Class A	6,708	299,915
BrightView Holdings, Inc.*(a)	14,448	213,975
Brink’s Co. (The)(a)	6,966	515,832
Cimpress NV*	2,580	214,579
Cintas Corp.	2,838	532,153
Clean Harbors, Inc.*	1,548	91,657
Copart, Inc.*	6,708	339,626
Covanta Holding Corp.(a)	31,992	515,071
Deluxe Corp.	17,802	836,160
Ennis, Inc.	8,772	174,036
Healthcare Services Group, Inc.(a)	6,192	270,095
Herman Miller, Inc.	17,544	600,531
HNI Corp.	11,352	441,252
Interface, Inc.	8,514	139,715
KAR Auction Services, Inc.	7,998	415,976
Kimball International, Inc., Class B	6,708	94,784
Knoll, Inc.	10,320	208,051
Matthews International Corp., Class A	12,642	562,442
McGrath RentCorp	774	39,010
Mobile Mini, Inc.	2,838	107,248
MSA Safety, Inc.	1,806	180,925
Multi-Color Corp.(a)	6,708	312,257
Pitney Bowes, Inc.(a)	72,498	522,710

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Quad/Graphics, Inc.	15,996	216,106
Republic Services, Inc.	9,546	732,274
Rollins, Inc.	5,417	201,729
RR Donnelley & Sons Co.(a)	26,316	134,212
SP Plus Corp.*	2,580	85,398
Steelcase, Inc., Class A	24,252	400,158
Stericycle, Inc.*	29,412	1,296,481
Team, Inc.*(a)	10,062	144,289
Tetra Tech, Inc.	8,256	455,649
UniFirst Corp.	1,548	214,290
US Ecology, Inc.	2,580	164,269
Viad Corp.	1,548	81,580
VSE Corp.	3,354	109,441
Waste Management, Inc.	12,384	1,184,777

		14,313,300

Communications Equipment - 1.2%
ADTRAN, Inc.	16,254	236,983
Arista Networks, Inc.*	1,548	332,479
ARRIS International plc*	7,482	234,860
CalAmp Corp.*	1,290	18,589
Calix, Inc.*	516	5,614
Ciena Corp.*	29,670	1,130,130
Cisco Systems, Inc.	168,474	7,967,135
CommScope Holding Co., Inc.*	10,062	210,396
EchoStar Corp., Class A*	5,160	211,457
Extreme Networks, Inc.*	8,256	62,415
F5 Networks, Inc.*	1,548	249,151
Finisar Corp.*	38,442	875,709
Harmonic, Inc.*(a)	35,604	188,345
Infinera Corp.*(a)	49,536	217,958
InterDigital, Inc.	3,096	225,420
Juniper Networks, Inc.	10,836	281,086
Lumentum Holdings, Inc.*	21,361	1,044,767
Motorola Solutions, Inc.	3,612	422,279
NETGEAR, Inc.*(a)	5,160	204,388
NetScout Systems, Inc.*(a)	26,832	695,754
Palo Alto Networks, Inc.*	2,580	554,236
Plantronics, Inc.	774	30,023
Ribbon Communications, Inc.*	14,706	82,060
Ubiquiti Networks, Inc.(a)	1,032	111,673
ViaSat, Inc.*(a)	3,354	210,262
Viavi Solutions, Inc.*	48,504	539,364

		16,342,533

Construction & Engineering - 0.3%
AECOM*(a)	6,966	213,229
Argan, Inc.(a)	1,806	76,249
Comfort Systems USA, Inc.	4,902	235,149
Dycom Industries, Inc.*	2,322	134,792
EMCOR Group, Inc.	3,870	252,440
Granite Construction, Inc.(a)	3,870	167,261
HC2 Holdings, Inc.*(a)	21,156	72,142
Jacobs Engineering Group, Inc.	4,902	317,650
KBR, Inc.	49,536	852,019
MasTec, Inc.*(a)	21,672	961,803
MYR Group, Inc.*	2,064	62,890
Primoris Services Corp.	3,612	72,059
Quanta Services, Inc.	6,966	246,179
Sterling Construction Co., Inc.*	7,740	102,478

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Tutor Perini Corp.*(a)	19,350	333,014
Valmont Industries, Inc.	1,806	232,974
WillScot Corp.*(a)	13,932	142,803

		4,475,131

Construction Materials - 0.1%
Eagle Materials, Inc.	5,160	366,360
Forterra, Inc.*(a)	14,706	75,442
Martin Marietta Materials, Inc.	2,064	364,667
Summit Materials, Inc., Class A*(a)	44,892	685,052
US Concrete, Inc.*(a)	1,548	55,109
Vulcan Materials Co.	5,418	550,740

		2,097,370

Consumer Finance - 0.8%
Ally Financial, Inc.	22,188	578,219
American Express Co.	25,542	2,623,163
Capital One Financial Corp.	20,640	1,663,378
Credit Acceptance Corp.*	1,806	718,824
Curo Group Holdings Corp.*(a)	4,902	61,275
Discover Financial Services	17,286	1,166,632
Encore Capital Group, Inc.*(a)	258	7,621
Enova International, Inc.*	10,836	249,770
EZCORP, Inc., Class A*(a)	11,610	108,205
FirstCash, Inc.(a)	6,192	510,407
Green Dot Corp., Class A*	3,612	267,360
Navient Corp.	3,870	44,118
Nelnet, Inc., Class A(a)	8,256	434,266
OneMain Holdings, Inc.*	35,862	1,071,915
PRA Group, Inc.*(a)	258	7,614
Regional Management Corp.*	3,870	106,348
Santander Consumer USA Holdings, Inc.	12,384	236,039
SLM Corp.*(a)	55,212	591,320
Synchrony Financial	3,870	116,255
World Acceptance Corp.*(a)	1,290	133,760

		10,696,489

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,290	127,865
Avery Dennison Corp.	2,322	242,533
Ball Corp.	11,868	620,459
Bemis Co., Inc.	4,386	214,212
Berry Global Group, Inc.*	12,126	597,206
Crown Holdings, Inc.*	1,806	92,106
Graphic Packaging Holding Co.(a)	18,060	217,984
Greif, Inc., Class A	11,868	462,852
International Paper Co.	17,286	819,875
Myers Industries, Inc.(a)	516	8,390
Owens-Illinois, Inc.(a)	14,706	295,149
Packaging Corp. of America	6,708	632,699
Sealed Air Corp.	8,772	346,494
Silgan Holdings, Inc.(a)	30,702	847,989
Sonoco Products Co.(a)	2,322	133,701
Westrock Co.	1,032	42,013

		5,701,527

Distributors - 0.1%
Core-Mark Holding Co., Inc.	4,644	129,475
Genuine Parts Co.	3,612	360,550
LKQ Corp.*	28,896	757,653

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Distributors - (continued)
Pool Corp.(a)	3,354	502,798

		1,750,476

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	17,544	857,902
Bright Horizons Family Solutions, Inc.*	3,870	448,107
Career Education Corp.*	19,350	249,809
Chegg, Inc.*	1,806	63,607
frontdoor, Inc.*	2,838	84,345
Graham Holdings Co., Class B	1,032	686,280
Grand Canyon Education, Inc.*	5,160	479,571
H&R Block, Inc.(a)	6,966	164,328
Houghton Mifflin Harcourt Co.*	33,798	353,865
Laureate Education, Inc., Class A*	17,802	284,832
Service Corp. International	12,384	531,521
Strategic Education, Inc.	3,870	423,378
Weight Watchers International, Inc.*	10,320	330,240

		4,957,785

Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	14,706	272,649
Berkshire Hathaway, Inc., Class B*	89,268	18,348,145
Cannae Holdings, Inc.*	17,802	344,291
Jefferies Financial Group, Inc.	17,544	365,090
Voya Financial, Inc.	13,674	634,884

		19,965,059

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	324,306	9,748,638
ATN International, Inc.	2,064	153,933
CenturyLink, Inc.	5,418	83,004
Cogent Communications Holdings, Inc.	3,870	187,502
Frontier Communications Corp.*(a)	73,272	146,544
Iridium Communications, Inc.*	31,992	620,005
ORBCOMM, Inc.*	3,096	25,201
Verizon Communications, Inc.	207,948	11,449,617
Vonage Holdings Corp.*	34,572	314,951
Zayo Group Holdings, Inc.*	10,062	276,202

		23,005,597

Electric Utilities - 1.6%
ALLETE, Inc.	7,224	555,815
Alliant Energy Corp.	5,160	229,465
American Electric Power Co., Inc.	19,608	1,551,385
Duke Energy Corp.	35,088	3,080,025
Edison International	15,480	881,896
El Paso Electric Co.	5,160	271,003
Entergy Corp.	10,578	943,452
Evergy, Inc.	15,272	875,391
Eversource Energy	13,158	913,297
Exelon Corp.	48,504	2,316,551
FirstEnergy Corp.	24,252	950,678
Hawaiian Electric Industries, Inc.	15,996	594,891
IDACORP, Inc.	4,128	402,480
MGE Energy, Inc.	2,838	182,512
NextEra Energy, Inc.	16,254	2,909,141
OGE Energy Corp.(a)	3,096	126,781
Otter Tail Corp.	1,806	87,501
Pinnacle West Capital Corp.	2,322	204,615

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
PNM Resources, Inc.	10,320	439,529
Portland General Electric Co.	12,126	585,928
PPL Corp.	33,540	1,050,473
Southern Co. (The)	43,344	2,106,518
Xcel Energy, Inc.	26,832	1,404,923

		22,664,250

Electrical Equipment - 0.6%
Acuity Brands, Inc.(a)	1,548	187,169
AMETEK, Inc.	4,386	319,739
Atkore International Group, Inc.*	15,480	358,981
AZZ, Inc.	1,548	69,273
Eaton Corp. plc	21,414	1,632,818
Emerson Electric Co.	19,092	1,249,953
Encore Wire Corp.(a)	1,548	83,437
EnerSys	11,610	989,869
Generac Holdings, Inc.*	11,352	600,861
Hubbell, Inc.	2,322	253,864
nVent Electric plc	12,950	324,009
Regal Beloit Corp.	14,190	1,089,224
Rockwell Automation, Inc.	4,128	699,779
Sensata Technologies Holding plc*(a)	7,224	343,140
Sunrun, Inc.*(a)	22,446	298,532
Vivint Solar, Inc.*	1,032	4,531

		8,505,179

Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	9,546	839,284
Anixter International, Inc.*	8,772	532,548
Arlo Technologies, Inc.*	10,211	73,417
Arrow Electronics, Inc.*	2,580	195,951
Avnet, Inc.	2,580	106,296
AVX Corp.	9,030	160,282
Badger Meter, Inc.(a)	3,096	163,438
Belden, Inc.(a)	1,032	55,326
Benchmark Electronics, Inc.	13,932	354,151
CDW Corp.	3,612	300,771
Cognex Corp.(a)	11,868	539,994
Coherent, Inc.*(a)	2,322	274,460
Corning, Inc.	50,826	1,690,473
CTS Corp.	7,998	226,903
Dolby Laboratories, Inc., Class A	1,032	66,698
Electro Scientific Industries, Inc.*	6,192	185,760
ePlus, Inc.*	4,128	327,020
Fabrinet*(a)	12,900	733,236
Fitbit, Inc., Class A*(a)	14,964	92,328
Flex Ltd.*	186,018	1,789,493
FLIR Systems, Inc.	4,128	201,777
II-VI, Inc.*(a)	4,644	176,286
Insight Enterprises, Inc.*	13,674	627,910
IPG Photonics Corp.*(a)	3,354	446,082
Itron, Inc.*	2,322	126,851
Jabil, Inc.	44,376	1,182,620
KEMET Corp.	19,350	342,882
Keysight Technologies, Inc.*	1,806	133,680
Knowles Corp.*(a)	1,548	24,149
Littelfuse, Inc.(a)	1,806	317,350
Mesa Laboratories, Inc.	258	58,445
Methode Electronics, Inc.(a)	12,642	325,532

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
National Instruments Corp.	258	11,409
Novanta, Inc.*	3,870	269,662
PC Connection, Inc.	4,644	153,856
Plexus Corp.*	6,450	361,974
Rogers Corp.*	1,548	196,457
Sanmina Corp.*	20,382	636,326
ScanSource, Inc.*	4,128	158,144
SYNNEX Corp.	13,362	1,292,907
TE Connectivity Ltd.	17,544	1,420,187
Tech Data Corp.*	12,384	1,184,282
Trimble, Inc.*	8,256	310,921
TTM Technologies, Inc.*	37,410	429,467
Vishay Intertechnology, Inc.	54,954	1,071,603
Zebra Technologies Corp., Class A*	5,934	1,030,142

		21,198,730

Energy Equipment & Services - 0.9%
Apergy Corp.*	3,885	130,614
Archrock, Inc.	32,766	309,311
Baker Hughes a GE Co.	20,898	492,566
Bristow Group, Inc.*(a)	36,894	121,381
C&J Energy Services, Inc.*	25,284	406,314
Core Laboratories NV(a)	4,386	295,880
Covia Holdings Corp.*(a)	22,446	105,047
Ensco plc, Class A(a)	66,564	292,882
Exterran Corp.*	15,222	264,254
Forum Energy Technologies, Inc.*	65,532	321,762
Halliburton Co.	40,764	1,278,359
Helix Energy Solutions Group, Inc.*(a)	29,154	199,122
Helmerich & Payne, Inc.	6,192	346,690
Keane Group, Inc.*	19,092	192,447
KLX Energy Services Holdings, Inc.*	5,957	155,239
Liberty Oilfield Services, Inc., Class A(a)	13,932	211,906
Matrix Service Co.*	10,836	232,432
Newpark Resources, Inc.*	5,934	49,312
Oil States International, Inc.*(a)	27,864	479,818
Patterson-UTI Energy, Inc.(a)	83,592	1,013,971
Pioneer Energy Services Corp.*	47,472	70,259
ProPetro Holding Corp.*(a)	24,252	396,278
Rowan Cos. plc, Class A*(a)	57,018	695,049
RPC, Inc.(a)	2,580	27,838
Schlumberger Ltd.	69,402	3,068,262
SEACOR Holdings, Inc.*	2,838	117,465
SEACOR Marine Holdings, Inc.*	3,612	47,859
Select Energy Services, Inc., Class A*(a)	27,864	236,844
Solaris Oilfield Infrastructure, Inc., Class A(a)	6,708	100,888
Tidewater, Inc.*(a)	3,096	66,626
Unit Corp.*(a)	23,220	370,591
US Silica Holdings, Inc.(a)	32,766	441,686

		12,538,952

Entertainment - 1.7%
Activision Blizzard, Inc.	30,702	1,450,362
Cinemark Holdings, Inc.	24,768	1,013,507

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Entertainment - (continued)
Electronic Arts, Inc.*	12,642	1,166,098
Glu Mobile, Inc.*	41,796	407,093
IMAX Corp.*	258	5,359
Liberty Media Corp-Liberty Braves, Class C*	6,450	173,892
Lions Gate Entertainment Corp., Class A	2,580	47,395
Lions Gate Entertainment Corp., Class B	19,092	334,683
Live Nation Entertainment, Inc.*(a)	11,868	635,057
Madison Square Garden Co. (The), Class A*	258	71,698
Marcus Corp. (The)	4,902	218,482
Netflix, Inc.*	16,770	5,693,415
Pandora Media, Inc.*	17,286	144,857
Take-Two Interactive Software, Inc.*	6,966	735,261
Twenty-First Century Fox, Inc., Class A	56,448	2,783,451
Twenty-First Century Fox, Inc., Class B	14,112	692,335
Viacom, Inc., Class A(a)	8,514	291,945
Viacom, Inc., Class B	12,384	364,337
Walt Disney Co. (The)	65,016	7,250,584
World Wrestling Entertainment, Inc., Class A	4,128	339,899
Zynga, Inc., Class A*	43,086	193,025

		24,012,735

Equity Real Estate Investment Trusts (REITs) - 4.3%
Acadia Realty Trust	1,290	37,062
Agree Realty Corp.	1,290	85,179
Alexander & Baldwin, Inc.*(a)	15,996	368,548
Alexander’s, Inc.	258	85,930
Alexandria Real Estate Equities, Inc.	4,386	577,680
American Assets Trust, Inc.	3,354	144,021
American Campus Communities, Inc.	6,966	320,575
American Homes 4 Rent, Class A	9,030	199,653
American Tower Corp.	16,770	2,898,527
Apartment Investment & Management Co., Class A	5,160	255,523
Apple Hospitality REIT, Inc.	78,174	1,282,835
Ashford Hospitality Trust, Inc.	61,920	306,504
AvalonBay Communities, Inc.	5,676	1,095,014
Boston Properties, Inc.	6,966	918,606
Braemar Hotels & Resorts, Inc.	10,320	114,758
Brandywine Realty Trust	11,094	166,965
Camden Property Trust	2,322	225,118
CatchMark Timber Trust, Inc., Class A	22,962	211,021
CBL & Associates Properties, Inc.(a)	114,810	285,877
Cedar Realty Trust, Inc.	73,788	257,520
Chatham Lodging Trust(a)	1,290	26,071
Chesapeake Lodging Trust(a)	6,966	198,392
Colony Capital, Inc.	33,282	202,022
Columbia Property Trust, Inc.	14,448	318,867

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
CoreCivic, Inc.	5,934	117,909
CorEnergy Infrastructure Trust, Inc.(a)	1,290	46,195
CoreSite Realty Corp.	2,580	254,878
Cousins Properties, Inc.	23,736	210,064
Crown Castle International Corp.	16,254	1,902,693
CubeSmart	14,964	463,136
CyrusOne, Inc.	3,354	181,787
DiamondRock Hospitality Co.	6,708	68,153
Digital Realty Trust, Inc.	7,998	866,503
Douglas Emmett, Inc.	7,482	283,044
Duke Realty Corp.	10,578	309,301
EastGroup Properties, Inc.	1,290	133,463
Empire State Realty Trust, Inc., Class A	17,028	263,253
EPR Properties	4,128	301,592
Equinix, Inc.	3,354	1,321,476
Equity Commonwealth	19,350	626,166
Equity LifeStyle Properties, Inc.	1,806	191,219
Equity Residential	12,126	879,863
Essex Property Trust, Inc.	2,322	629,726
Extra Space Storage, Inc.	5,934	585,152
Federal Realty Investment Trust	2,838	376,234
First Industrial Realty Trust, Inc.	9,030	295,462
Franklin Street Properties Corp.	33,798	250,781
Gaming and Leisure Properties, Inc.	4,644	174,150
GEO Group, Inc. (The)	10,320	232,716
Getty Realty Corp.	1,032	33,086
Global Net Lease, Inc.	6,966	135,071
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,806	40,798
HCP, Inc.	26,832	846,281
Healthcare Realty Trust, Inc.	6,708	216,601
Healthcare Trust of America, Inc., Class A	5,934	168,644
Hersha Hospitality Trust	13,416	248,598
Highwoods Properties, Inc.	10,320	457,382
Hospitality Properties Trust	17,802	474,601
Host Hotels & Resorts, Inc.	37,410	675,625
Hudson Pacific Properties, Inc.	4,386	142,413
Industrial Logistics Properties Trust	17,818	382,909
InfraREIT, Inc.	6,966	146,983
Investors Real Estate Trust	1,548	91,131
Invitation Homes, Inc.	21,156	475,798
Iron Mountain, Inc.(a)	9,030	335,916
iStar, Inc.	2,322	22,268
JBG SMITH Properties	6,450	249,293
Kilroy Realty Corp.	4,644	327,216
Kimco Realty Corp.	27,348	465,190
Kite Realty Group Trust(a)	33,798	562,061
Lamar Advertising Co., Class A	4,902	364,954
Lexington Realty Trust	16,512	158,680
Liberty Property Trust	1,806	85,135
Life Storage, Inc.	5,418	532,427
LTC Properties, Inc.	3,612	171,353
Macerich Co. (The)(a)	10,062	464,462
Mack-Cali Realty Corp.	11,094	228,536
MedEquities Realty Trust, Inc.	19,350	223,880
Medical Properties Trust, Inc.	50,310	915,642

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Mid-America Apartment Communities, Inc.	4,128	418,084
Monmouth Real Estate Investment Corp.	8,256	113,437
National Health Investors, Inc.	3,096	257,773
National Retail Properties, Inc.	3,612	190,389
NorthStar Realty Europe Corp.	1,806	30,323
Office Properties Income Trust	9,248	296,213
Omega Healthcare Investors, Inc.(a)	11,868	476,975
Outfront Media, Inc.	14,190	294,443
Paramount Group, Inc.	25,284	366,112
Park Hotels & Resorts, Inc.	26,316	791,322
Pebblebrook Hotel Trust(a)	24,670	790,674
Pennsylvania REIT(a)	41,796	308,037
Physicians Realty Trust	11,610	210,257
Piedmont Office Realty Trust, Inc., Class A	4,902	94,903
PotlatchDeltic Corp.	9,030	333,026
Preferred Apartment Communities, Inc., Class A(a)	19,866	315,869
Prologis, Inc.	26,832	1,855,701
PS Business Parks, Inc.	1,032	149,836
Public Storage	5,418	1,151,433
QTS Realty Trust, Inc., Class A	4,128	173,830
Rayonier, Inc.	5,160	157,070
Realty Income Corp.	13,674	939,277
Regency Centers Corp.	8,514	553,410
Retail Opportunity Investments Corp.	6,192	108,793
Retail Properties of America, Inc., Class A	21,672	273,934
Retail Value, Inc.	8,547	259,914
RLJ Lodging Trust	20,640	382,872
RPT Realty(a)	5,160	67,544
Ryman Hospitality Properties, Inc.	5,418	435,336
Sabra Health Care REIT, Inc.	23,994	492,837
Saul Centers, Inc.	1,806	95,646
SBA Communications Corp.*	5,160	941,855
Senior Housing Properties Trust	95,460	1,314,484
Seritage Growth Properties, Class A(a)	2,580	103,742
Simon Property Group, Inc.	13,416	2,443,322
SITE Centers Corp.	57,792	755,341
SL Green Realty Corp.	5,160	476,939
Spirit Realty Capital, Inc.	28,122	1,117,006
STAG Industrial, Inc.	4,128	113,809
STORE Capital Corp.	13,416	433,605
Summit Hotel Properties, Inc.	21,930	244,958
Sun Communities, Inc.	4,644	510,422
Sunstone Hotel Investors, Inc.(a)	20,898	298,841
Tanger Factory Outlet Centers, Inc.(a)	10,062	228,911
Taubman Centers, Inc.	7,998	398,300
Terreno Realty Corp.	258	10,408
Tier REIT, Inc.	4,644	109,134
UDR, Inc.	8,772	383,775
Universal Health Realty Income Trust	2,322	161,890

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Urban Edge Properties	21,414	437,274
Urstadt Biddle Properties, Inc., Class A	258	5,526
Ventas, Inc.	18,060	1,164,689
VEREIT, Inc.	37,668	304,357
VICI Properties, Inc.	18,576	399,941
Vornado Realty Trust	10,578	739,508
Washington REIT	6,450	163,508
Weingarten Realty Investors	47,214	1,354,570
Welltower, Inc.	19,350	1,499,432
Weyerhaeuser Co.	37,668	988,408
WP Carey, Inc.	2,580	193,216
Xenia Hotels & Resorts, Inc.	23,994	450,367

		61,322,926

Food & Staples Retailing - 1.3%
Andersons, Inc. (The)	1,806	63,300
BJ’s Wholesale Club Holdings, Inc.*(a)	21,414	563,402
Casey’s General Stores, Inc.	7,740	995,983
Costco Wholesale Corp.	15,222	3,267,098
Ingles Markets, Inc., Class A(a)	1,806	51,543
Kroger Co. (The)(a)	53,922	1,527,610
Performance Food Group Co.*	29,412	1,004,714
Rite Aid Corp.*(a)	475,494	381,964
Smart & Final Stores, Inc.*	1,290	7,779
SpartanNash Co.	2,838	58,889
Sysco Corp.	13,674	873,085
United Natural Foods, Inc.*(a)	24,768	324,461
US Foods Holding Corp.*	8,514	287,092
Walgreens Boots Alliance, Inc.	40,248	2,908,321
Walmart, Inc.	61,404	5,884,345
Weis Markets, Inc.(a)	4,902	237,845

		18,437,431

Food Products - 1.0%
Archer-Daniels-Midland Co.	13,158	590,794
B&G Foods, Inc.(a)	8,256	220,105
Bunge Ltd.	6,966	383,618
Calavo Growers, Inc.(a)	1,548	125,945
Cal-Maine Foods, Inc.	9,804	413,533
Campbell Soup Co.	2,322	82,269
Conagra Brands, Inc.	10,320	223,325
Darling Ingredients, Inc.*	37,926	806,686
Flowers Foods, Inc.(a)	9,546	187,674
Fresh Del Monte Produce, Inc.	8,256	264,027
Freshpet, Inc.*	1,032	37,121
General Mills, Inc.	11,610	515,948
Hain Celestial Group, Inc. (The)*	13,158	241,186
Hershey Co. (The)	4,644	492,728
Hormel Foods Corp.(a)	7,482	316,638
Hostess Brands, Inc.*	37,410	429,841
Ingredion, Inc.	1,290	127,710
J&J Snack Foods Corp.	1,806	278,756
JM Smucker Co. (The)	6,450	676,476
Kellogg Co.	12,642	746,005
Kraft Heinz Co. (The)	15,222	731,569
Lamb Weston Holdings, Inc.	3,870	279,801
Lancaster Colony Corp.	1,548	246,240

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
McCormick & Co., Inc. (Non-Voting)(a)	3,354	414,689
Mondelez International, Inc., Class A	55,986	2,589,912
Pilgrim’s Pride Corp.*	4,128	83,633
Post Holdings, Inc.*(a)	5,418	502,899
Sanderson Farms, Inc.(a)	5,160	635,196
Seaboard Corp.	24	92,740
Tootsie Roll Industries, Inc.(a)	2,381	82,502
TreeHouse Foods, Inc.*(a)	19,350	1,129,266
Tyson Foods, Inc., Class A	8,514	527,187

		14,476,019

Gas Utilities - 0.2%
Atmos Energy Corp.	1,806	176,320
Chesapeake Utilities Corp.	3,612	327,139
National Fuel Gas Co.	1,290	73,917
New Jersey Resources Corp.	9,804	475,494
Northwest Natural Holding Co.	258	16,151
ONE Gas, Inc.	4,902	402,699
South Jersey Industries, Inc.	7,224	215,131
Southwest Gas Holdings, Inc.(a)	3,870	303,098
Spire, Inc.	12,126	962,441
UGI Corp.	4,644	264,847

		3,217,237

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	69,144	5,046,129
ABIOMED, Inc.*	3,354	1,177,489
Align Technology, Inc.*	4,386	1,091,895
AngioDynamics, Inc.*	1,806	38,107
Anika Therapeutics, Inc.*(a)	1,290	49,007
AtriCure, Inc.*(a)	1,290	39,925
Avanos Medical, Inc.*(a)	10,320	470,076
AxoGen, Inc.*(a)	2,838	46,827
Baxter International, Inc.	20,124	1,458,789
Becton Dickinson and Co.	10,062	2,510,067
Boston Scientific Corp.*	43,602	1,663,416
Cantel Medical Corp.	2,580	210,064
Cardiovascular Systems, Inc.*	1,032	32,126
Cerus Corp.*	3,354	19,990
CONMED Corp.(a)	6,192	435,607
Cooper Cos., Inc. (The)	1,290	359,600
Danaher Corp.	22,188	2,461,093
DENTSPLY SIRONA, Inc.	11,610	487,040
DexCom, Inc.*	4,644	654,943
Edwards Lifesciences Corp.*	6,708	1,143,177
Glaukos Corp.*(a)	774	49,373
Globus Medical, Inc., Class A*	6,708	302,195
Hill-Rom Holdings, Inc.	5,160	516,103
Hologic, Inc.*	7,482	332,201
ICU Medical, Inc.*	1,290	320,952
IDEXX Laboratories, Inc.*	2,580	548,972
Inogen, Inc.*	1,032	156,049
Insulet Corp.*(a)	2,580	209,470
Integer Holdings Corp.*	10,320	835,817
Integra LifeSciences Holdings Corp.*	5,418	256,596
Intuitive Surgical, Inc.*	3,870	2,026,487
Invacare Corp.(a)	8,256	42,436

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
iRhythm Technologies, Inc.*(a)	774	65,790
Lantheus Holdings, Inc.*	6,450	108,489
LivaNova plc*	1,548	142,911
Masimo Corp.*	5,676	706,038
Medtronic plc	50,052	4,424,096
Merit Medical Systems, Inc.*	5,418	306,280
Natus Medical, Inc.*	3,354	113,164
Neogen Corp.*(a)	4,458	271,537
Nevro Corp.*	2,580	125,285
Novocure Ltd.*	3,354	164,346
NuVasive, Inc.*(a)	3,354	168,170
NxStage Medical, Inc.*	3,870	112,501
OraSure Technologies, Inc.*	1,032	13,261
Orthofix Medical, Inc.*	5,676	307,128
Penumbra, Inc.*(a)	1,290	187,708
Quidel Corp.*(a)	1,290	74,859
ResMed, Inc.	3,354	319,200
Stryker Corp.	11,868	2,107,401
Surmodics, Inc.*	516	29,551
Tandem Diabetes Care, Inc.*	2,580	112,178
Teleflex, Inc.	2,838	776,193
Varex Imaging Corp.*	3,096	88,205
Varian Medical Systems, Inc.*	1,806	238,446
ViewRay, Inc.*(a)	6,708	48,231
West Pharmaceutical Services, Inc.	5,676	614,541
Wright Medical Group NV*(a)	2,838	84,686
Zimmer Biomet Holdings, Inc.	3,354	367,464

		37,069,677

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc.*	6,192	169,413
Amedisys, Inc.*	5,676	744,464
AmerisourceBergen Corp.	3,354	279,623
AMN Healthcare Services, Inc.*	15,480	1,002,949
Anthem, Inc.	12,384	3,752,352
Apollo Medical Holdings, Inc.*	2,838	55,426
BioScrip, Inc.*	28,638	103,956
BioTelemetry, Inc.*(a)	258	18,530
Brookdale Senior Living, Inc.*(a)	74,304	605,578
Capital Senior Living Corp.*(a)	258	1,798
Cardinal Health, Inc.	16,512	825,105
Centene Corp.*	9,546	1,246,421
Chemed Corp.	2,064	614,948
Cigna Corp.	15,354	3,067,883
Community Health Systems, Inc.*(a)	42,312	166,709
CorVel Corp.*	774	48,352
Cross Country Healthcare, Inc.*	4,902	47,206
CVS Health Corp.	39,990	2,621,344
DaVita, Inc.*	9,288	521,335
Encompass Health Corp.	11,868	793,257
Ensign Group, Inc. (The)	15,480	674,464
HCA Healthcare, Inc.	13,674	1,906,566
HealthEquity, Inc.*(a)	1,032	64,335
Henry Schein, Inc.*	3,354	260,606
Humana, Inc.	4,128	1,275,511
Laboratory Corp. of America Holdings*	2,322	323,571
LHC Group, Inc.*(a)	4,953	523,681

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Magellan Health, Inc.*	2,838	184,924
McKesson Corp.	10,578	1,356,628
MEDNAX, Inc.*	34,830	1,257,711
Molina Healthcare, Inc.*	7,740	1,029,265
Owens & Minor, Inc.(a)	31,734	240,226
Premier, Inc., Class A*	516	20,532
Providence Service Corp. (The)*	2,838	182,029
Quest Diagnostics, Inc.	3,612	315,508
R1 RCM, Inc.*	12,384	100,558
Select Medical Holdings Corp.*(a)	37,926	592,404
Surgery Partners, Inc.*(a)	10,320	134,986
Tenet Healthcare Corp.*	31,476	692,157
Tivity Health, Inc.*	3,096	68,917
UnitedHealth Group, Inc.	34,314	9,271,643
Universal Health Services, Inc., Class B	6,708	889,011
US Physical Therapy, Inc.(a)	1,548	163,918
WellCare Health Plans, Inc.*	3,612	998,646

		39,214,446

Health Care Technology - 0.2%
athenahealth, Inc.*	1,290	173,815
Cerner Corp.*	14,448	793,340
Computer Programs & Systems, Inc.(a)	258	6,770
HealthStream, Inc.	516	12,982
HMS Holdings Corp.*	1,548	46,424
Inovalon Holdings, Inc., Class A*	3,612	51,615
Medidata Solutions, Inc.*(a)	3,354	238,000
Omnicell, Inc.*	4,128	268,857
Teladoc Health, Inc.*(a)	4,386	281,581
Veeva Systems, Inc., Class A*	2,580	281,375
Vocera Communications, Inc.*	4,902	200,100

		2,354,859

Hotels, Restaurants & Leisure - 2.1%
Aramark	13,674	450,558
Belmond Ltd., Class A*	2,580	64,294
BJ’s Restaurants, Inc.(a)	2,322	115,705
Bloomin’ Brands, Inc.	33,798	622,897
Boyd Gaming Corp.	16,770	458,156
Brinker International, Inc.(a)	13,158	533,162
Caesars Entertainment Corp.*(a)	39,216	358,434
Carnival Corp.	21,414	1,233,018
Cheesecake Factory, Inc. (The)(a)	2,580	115,790
Chipotle Mexican Grill, Inc.*	774	409,918
Choice Hotels International, Inc.(a)	2,322	183,810
Churchill Downs, Inc.(a)	3,870	355,963
Cracker Barrel Old Country Store, Inc.(a)	2,064	345,266
Darden Restaurants, Inc.	4,644	487,295
Dave & Buster’s Entertainment, Inc.	1,290	66,370
Del Taco Restaurants, Inc.*	6,450	67,016
Denny’s Corp.*	14,706	260,149
Dine Brands Global, Inc.	5,418	413,231
Domino’s Pizza, Inc.(a)	3,354	951,630
Drive Shack, Inc.*	15,222	64,085
Dunkin’ Brands Group, Inc.	2,322	158,802
Eldorado Resorts, Inc.*(a)	3,354	156,363
Extended Stay America, Inc.	10,320	176,472

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Hilton Grand Vacations, Inc.*	34,314	1,041,087
Hilton Worldwide Holdings, Inc.	10,578	787,849
Hyatt Hotels Corp., Class A	3,096	216,441
International Speedway Corp., Class A	2,064	89,681
Jack in the Box, Inc.	2,580	208,851
Las Vegas Sands Corp.	19,092	1,114,209
Marriott International, Inc., Class A	8,772	1,004,657
Marriott Vacations Worldwide Corp.	3,354	296,963
McDonald’s Corp.	28,896	5,166,027
MGM Resorts International	24,768	729,170
Norwegian Cruise Line Holdings Ltd.*	10,578	544,027
OBH, Inc.*	516	67,555
Papa John’s International, Inc.(a)	2,580	109,108
Penn National Gaming, Inc.*	39,732	963,104
Planet Fitness, Inc., Class A*	4,128	239,094
Red Robin Gourmet Burgers, Inc.*	774	24,753
Royal Caribbean Cruises Ltd.	6,966	836,268
Ruth’s Hospitality Group, Inc.	3,612	83,437
Scientific Games Corp.*(a)	10,062	252,154
SeaWorld Entertainment, Inc.*	22,188	577,997
Six Flags Entertainment Corp.(a)	2,838	174,792
Starbucks Corp.	45,408	3,094,101
Texas Roadhouse, Inc.(a)	4,902	298,238
Vail Resorts, Inc.	2,838	534,282
Wendy’s Co. (The)(a)	23,736	411,108
Wyndham Destinations, Inc.	34,830	1,467,736
Wyndham Hotels & Resorts, Inc.	1,036	50,857
Wynn Resorts Ltd.	5,418	666,468
Yum! Brands, Inc.	11,610	1,091,108

		30,189,506

Household Durables - 0.8%
Beazer Homes USA, Inc.*(a)	10,836	135,775
Cavco Industries, Inc.*	774	128,708
Century Communities, Inc.*(a)	17,802	417,635
DR Horton, Inc.	18,576	714,247
Ethan Allen Interiors, Inc.	9,288	176,286
Garmin Ltd.	1,032	71,394
GoPro, Inc., Class A*(a)	14,448	71,229
Green Brick Partners, Inc.*	10,836	91,673
Hamilton Beach Brands Holding Co.*	56	1,464
Helen of Troy Ltd.*	6,708	778,396
Installed Building Products, Inc.*	3,096	130,373
iRobot Corp.*(a)	1,806	162,161
KB Home	45,924	983,233
La-Z-Boy, Inc.	3,612	106,987
Leggett & Platt, Inc.	8,514	348,733
Lennar Corp., Class A	10,578	501,609
Lennar Corp., Class B	439	16,735
LGI Homes, Inc.*(a)	7,224	428,383
M/I Homes, Inc.*	14,448	382,728
MDC Holdings, Inc.	10,268	338,125
Meritage Homes Corp.*(a)	15,222	686,208
Mohawk Industries, Inc.*	4,128	531,645
Newell Brands, Inc.(a)	24,768	525,329

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
NVR, Inc.*	201	534,660
PulteGroup, Inc.	19,608	545,298
Roku, Inc.*(a)	4,902	220,345
Skyline Champion Corp.	2,580	46,595
Taylor Morrison Home Corp., Class A*	45,666	863,087
Tempur Sealy International, Inc.*	3,096	164,150
Toll Brothers, Inc.	5,934	219,202
TopBuild Corp.*	12,900	681,249
TRI Pointe Group, Inc.*(a)	6,450	86,753
Tupperware Brands Corp.	2,064	56,285
Universal Electronics, Inc.*	6,708	188,964
Whirlpool Corp.	3,870	514,749
ZAGG, Inc.*	13,932	156,317

		12,006,710

Household Products - 1.1%
Central Garden & Pet Co., Class A*	17,286	615,727
Church & Dwight Co., Inc.	7,740	500,081
Clorox Co. (The)	3,870	574,231
Colgate-Palmolive Co.	36,636	2,369,617
Kimberly-Clark Corp.	13,416	1,494,274
Procter & Gamble Co. (The)	96,492	9,308,583
Spectrum Brands Holdings, Inc.	1,290	72,085
WD-40 Co.(a)	1,806	328,241

		15,262,839

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	23,220	380,576
Clearway Energy, Inc., Class A	4,128	60,682
Clearway Energy, Inc., Class C	31,476	474,973
NRG Energy, Inc.	25,542	1,044,923
Ormat Technologies, Inc.(a)	2,838	163,781
Pattern Energy Group, Inc., Class A	30,186	642,358
Vistra Energy Corp.*	46,440	1,166,108

		3,933,401

Industrial Conglomerates - 0.9%
3M Co.	23,220	4,650,966
Carlisle Cos., Inc.	1,806	194,560
General Electric Co.	329,724	3,349,996
Honeywell International, Inc.	27,606	3,965,050
Roper Technologies, Inc.	3,354	950,054

		13,110,626

Insurance - 2.7%
Aflac, Inc.	29,154	1,390,646
Alleghany Corp.	516	325,885
Allstate Corp. (The)	15,480	1,360,228
Ambac Financial Group, Inc.*	21,930	414,916
American Equity Investment Life Holding Co.	32,766	1,026,231
American Financial Group, Inc.	1,290	123,053
American International Group, Inc.	25,800	1,115,334
American National Insurance Co.	2,838	395,021
AMERISAFE, Inc.	1,806	107,294
Aon plc	7,998	1,249,528
Arch Capital Group Ltd.*	19,092	560,350
Argo Group International Holdings Ltd.	9,463	631,561
Arthur J Gallagher & Co.	9,288	693,906
Aspen Insurance Holdings Ltd.	15,480	645,980

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Assurant, Inc.	2,322	223,818
Assured Guaranty Ltd.	18,318	742,978
Axis Capital Holdings Ltd.	3,354	179,607
Brown & Brown, Inc.	8,256	224,233
Chubb Ltd.	18,318	2,437,210
Cincinnati Financial Corp.(a)	5,676	460,437
CNO Financial Group, Inc.	13,674	244,491
Employers Holdings, Inc.	9,546	404,464
Enstar Group Ltd.*	2,322	413,316
Erie Indemnity Co., Class A	258	37,766
Everest Re Group Ltd.	1,548	339,089
FBL Financial Group, Inc., Class A	2,580	181,168
Fidelity National Financial, Inc.	15,480	559,757
First American Financial Corp.	8,256	413,461
Genworth Financial, Inc., Class A*	37,152	179,816
Hanover Insurance Group, Inc. (The)	4,902	559,024
Hartford Financial Services Group, Inc. (The)	21,672	1,016,850
HCI Group, Inc.(a)	1,290	61,120
Heritage Insurance Holdings, Inc.	7,482	108,639
Horace Mann Educators Corp.	11,352	472,811
James River Group Holdings Ltd.	5,934	228,874
Kemper Corp.	6,708	504,307
Lincoln National Corp.	12,900	754,521
Loews Corp.	14,706	704,417
Markel Corp.*	516	543,611
Marsh & McLennan Cos., Inc.	18,834	1,660,970
MBIA, Inc.*(a)	27,348	262,814
Mercury General Corp.(a)	7,998	413,497
MetLife, Inc.	30,444	1,390,377
National General Holdings Corp.	15,996	386,303
National Western Life Group, Inc., Class A	774	234,754
Navigators Group, Inc. (The)	7,224	504,235
Old Republic International Corp.	19,350	389,903
Primerica, Inc.	5,934	666,804
Principal Financial Group, Inc.	19,350	968,855
Progressive Corp. (The)	21,930	1,475,670
Prudential Financial, Inc.	14,448	1,331,239
Reinsurance Group of America, Inc.	5,934	857,166
RenaissanceRe Holdings Ltd.	2,322	320,506
RLI Corp.(a)	3,354	221,398
Safety Insurance Group, Inc.	2,580	212,360
Selective Insurance Group, Inc.(a)	9,546	581,542
Stewart Information Services Corp.	3,612	160,553
Torchmark Corp.	4,386	367,371
Travelers Cos., Inc. (The)	12,900	1,619,466
Trupanion, Inc.*(a)	2,064	54,799
United Fire Group, Inc.	6,192	321,984
Universal Insurance Holdings, Inc.(a)	8,256	311,416
Unum Group	21,930	762,287
White Mountains Insurance Group Ltd.	258	230,544
Willis Towers Watson plc	4,386	713,997

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
WR Berkley Corp.	3,096	238,051

		38,694,579

Interactive Media & Services - 3.2%
Alphabet, Inc., Class A*	11,352	12,781,103
Alphabet, Inc., Class C*	12,126	13,537,103
Care.com, Inc.*	2,322	55,194
Cargurus, Inc.*	1,290	55,173
Cars.com, Inc.*(a)	23,220	634,138
Facebook, Inc., Class A*	92,622	15,439,161
IAC/InterActiveCorp*	2,322	490,592
Liberty TripAdvisor Holdings, Inc., Class A*	25,284	421,231
Match Group, Inc.(a)	2,838	151,805
Snap, Inc., Class A*(a)	51,342	342,965
TripAdvisor, Inc.*	8,772	503,337
Twitter, Inc.*(a)	26,058	874,506
Yelp, Inc.*(a)	4,644	169,135
Zillow Group, Inc., Class A*(a)	5,160	179,620
Zillow Group, Inc., Class C*(a)	3,354	117,692

		45,752,755

Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	15,738	27,049,373
Booking Holdings, Inc.*	1,806	3,310,055
eBay, Inc.*	45,666	1,536,661
Etsy, Inc.*	3,612	197,396
Expedia Group, Inc.	3,096	369,198
GrubHub, Inc.*(a)	3,612	290,405
Lands’ End, Inc.*	2,838	50,800
Liberty Expedia Holdings, Inc., Class A*	17,544	719,129
MercadoLibre, Inc.*	1,806	657,384
Nutrisystem, Inc.	4,644	201,596
Overstock.com, Inc.*(a)	4,128	71,621
PetMed Express, Inc.(a)	1,032	24,438
Quotient Technology, Inc.*	2,838	28,380
Qurate Retail, Inc.*	7,376	160,428
Shutterfly, Inc.*	2,064	94,861
Stamps.com, Inc.*(a)	1,290	240,043
Wayfair, Inc., Class A*	2,064	225,925

		35,227,693

IT Services - 3.8%
Accenture plc, Class A	24,252	3,723,895
Akamai Technologies, Inc.*	5,160	335,916
Alliance Data Systems Corp.	258	45,818
Automatic Data Processing, Inc.	13,416	1,876,093
Black Knight, Inc.*	2,670	131,337
Booz Allen Hamilton Holding Corp.	11,094	545,048
Broadridge Financial Solutions, Inc.	2,838	286,156
CACI International, Inc., Class A*	5,934	992,046
Cardtronics plc, Class A*(a)	16,770	453,964
Cass Information Systems, Inc.	666	32,694
Cognizant Technology Solutions Corp., Class A	22,704	1,582,015
Conduent, Inc.*	3,354	42,764
CoreLogic, Inc.*	5,418	196,673
CSG Systems International, Inc.	4,902	177,403

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
DXC Technology Co.	14,964	959,492
EPAM Systems, Inc.*	2,064	292,015
Euronet Worldwide, Inc.*	4,386	504,434
EVERTEC, Inc.	16,254	449,748
Exela Technologies, Inc.*(a)	12,126	47,776
ExlService Holdings, Inc.*	1,548	89,010
Fidelity National Information Services, Inc.	7,998	836,031
First Data Corp., Class A*	31,992	788,603
Fiserv, Inc.*	14,964	1,240,965
FleetCor Technologies, Inc.*	2,580	520,670
Gartner, Inc.*	2,838	385,656
Genpact Ltd.	6,708	200,100
Global Payments, Inc.	4,386	492,460
GoDaddy, Inc., Class A*	4,902	336,424
GreenSky, Inc., Class A*	5,934	65,274
GTT Communications, Inc.*(a)	4,128	105,677
International Business Machines Corp.	44,634	5,999,702
Jack Henry & Associates, Inc.	2,064	275,647
Leidos Holdings, Inc.	5,160	299,280
Limelight Networks, Inc.*	19,866	61,982
LiveRamp Holdings, Inc.*	3,096	134,490
ManTech International Corp., Class A	5,676	319,956
Mastercard, Inc., Class A	34,572	7,299,186
MAXIMUS, Inc.	4,644	325,684
MoneyGram International, Inc.*(a)	16,770	35,720
NIC, Inc.	2,838	46,543
Okta, Inc.*	1,290	106,335
Paychex, Inc.	8,514	602,791
PayPal Holdings, Inc.*	44,892	3,984,614
Perficient, Inc.*	15,480	394,895
Perspecta, Inc.	45,325	908,766
Presidio, Inc.	13,158	209,607
Sabre Corp.	6,192	142,292
Science Applications International Corp.	3,096	207,865
Square, Inc., Class A*(a)	10,578	754,740
Switch, Inc., Class A(a)	10,578	88,221
Sykes Enterprises, Inc.*	8,514	234,731
Total System Services, Inc.	5,160	462,388
Travelport Worldwide Ltd.	46,956	735,331
TTEC Holdings, Inc.	5,418	181,124
Twilio, Inc., Class A*	2,580	287,206
Unisys Corp.*(a)	9,288	121,487
VeriSign, Inc.*	3,612	611,403
Virtusa Corp.*	9,288	450,654
Visa, Inc., Class A(a)	67,596	9,126,136
Western Union Co. (The)(a)	14,190	258,967
WEX, Inc.*	2,064	332,985
Worldpay, Inc., Class A*	9,804	818,438

		53,555,323

Leisure Products - 0.1%
Acushnet Holdings Corp.	6,966	160,148
American Outdoor Brands Corp.*	17,286	208,642
Brunswick Corp.	4,386	220,704
Callaway Golf Co.	6,966	113,476

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - (continued)
Hasbro, Inc.(a)	2,580	233,645
Polaris Industries, Inc.	258	21,641
Sturm Ruger & Co., Inc.	5,676	309,228
Vista Outdoor, Inc.*(a)	29,412	293,532

		1,561,016

Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc.*(a)	7,740	140,945
Agilent Technologies, Inc.	11,868	902,561
Bio-Rad Laboratories, Inc., Class A*	258	64,467
Bio-Techne Corp.	2,838	495,118
Bruker Corp.	6,192	217,092
Cambrex Corp.*	3,354	146,402
Charles River Laboratories International, Inc.*	3,870	476,745
Illumina, Inc.*	5,418	1,515,902
IQVIA Holdings, Inc.*	5,418	698,976
Medpace Holdings, Inc.*	774	49,846
Mettler-Toledo International, Inc.*	1,032	658,581
NeoGenomics, Inc.*(a)	5,418	90,047
PerkinElmer, Inc.	3,612	326,886
PRA Health Sciences, Inc.*	1,806	191,382
Syneos Health, Inc.*(a)	6,192	316,040
Thermo Fisher Scientific, Inc.	14,706	3,612,823
Waters Corp.*	2,838	656,202

		10,560,015

Machinery - 2.4%
Actuant Corp., Class A	1,290	29,528
AGCO Corp.	3,096	198,763
Alamo Group, Inc.	1,032	88,886
Albany International Corp., Class A	4,644	318,857
Allison Transmission Holdings, Inc.	5,160	251,137
Altra Industrial Motion Corp.	5,934	181,640
Barnes Group, Inc.	8,256	487,764
Blue Bird Corp.*	3,354	66,644
Briggs & Stratton Corp.(a)	15,996	206,028
Caterpillar, Inc.	28,638	3,813,436
Chart Industries, Inc.*	9,030	674,541
CIRCOR International, Inc.*(a)	9,288	256,813
Colfax Corp.*	36,120	893,970
Columbus McKinnon Corp.(a)	1,032	37,358
Crane Co.	6,450	533,802
Cummins, Inc.	7,224	1,062,723
Deere & Co.	11,868	1,946,352
Douglas Dynamics, Inc.	2,580	91,332
Dover Corp.	5,418	475,863
EnPro Industries, Inc.	3,612	238,573
ESCO Technologies, Inc.(a)	774	50,395
Federal Signal Corp.	5,934	130,429
Flowserve Corp.(a)	2,064	90,899
Fortive Corp.	10,578	793,244
Franklin Electric Co., Inc.	1,806	86,291
Gardner Denver Holdings, Inc.*	10,062	248,230
Gates Industrial Corp. plc*	3,870	57,702
Global Brass & Copper Holdings, Inc.	4,902	148,236
Gorman-Rupp Co. (The)	1,290	44,570

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Graco, Inc.	3,096	134,150
Greenbrier Cos., Inc. (The)	10,836	459,555
Hillenbrand, Inc.	12,384	525,082
IDEX Corp.	1,548	213,407
Illinois Tool Works, Inc.	11,868	1,629,595
Ingersoll-Rand plc	6,450	645,258
ITT, Inc.	5,934	311,891
John Bean Technologies Corp.(a)	3,096	245,946
Kadant, Inc.	3,096	264,089
Kennametal, Inc.(a)	28,638	1,076,216
Lincoln Electric Holdings, Inc.	1,806	156,111
Lindsay Corp.	258	22,157
Lydall, Inc.*	10,320	273,686
Manitowoc Co., Inc. (The)*(a)	8,514	129,583
Meritor, Inc.*	29,670	613,576
Middleby Corp. (The)*(a)	2,580	303,460
Milacron Holdings Corp.*	4,386	60,790
Mueller Industries, Inc.	1,032	26,739
Mueller Water Products, Inc., Class A	10,320	101,962
Navistar International Corp.*	21,930	720,181
NN, Inc.(a)	20,898	190,799
Nordson Corp.	1,290	167,236
Oshkosh Corp.	24,768	1,858,838
PACCAR, Inc.	13,158	862,112
Parker-Hannifin Corp.	4,644	765,378
Park-Ohio Holdings Corp.	2,580	83,798
Proto Labs, Inc.*	516	64,061
RBC Bearings, Inc.*(a)	2,064	287,763
REV Group, Inc.(a)	19,866	165,086
Rexnord Corp.*	34,314	897,311
Snap-on, Inc.	1,806	299,778
SPX Corp.*	20,382	606,365
SPX FLOW, Inc.*	11,094	363,550
Standex International Corp.	1,548	115,450
Stanley Black & Decker, Inc.	7,482	946,024
Sun Hydraulics Corp.	1,032	36,553
Tennant Co.(a)	1,290	75,762
Terex Corp.(a)	23,994	736,856
Timken Co. (The)	21,672	923,010
Toro Co. (The)	6,966	414,477
TriMas Corp.*	11,610	336,574
Trinity Industries, Inc.(a)	48,762	1,140,056
Wabash National Corp.	13,416	187,019
WABCO Holdings, Inc.*(a)	1,290	147,357
Wabtec Corp.	2,838	196,276
Watts Water Technologies, Inc., Class A	2,580	193,165
Welbilt, Inc.*	10,320	144,686
Woodward, Inc.	4,386	398,468
Xylem, Inc.	3,870	275,776

		34,297,024

Marine - 0.1%
Eagle Bulk Shipping, Inc.*	24,252	99,676
Genco Shipping & Trading Ltd.*(a)	16,512	121,693
Kirby Corp.*(a)	3,870	289,902
Matson, Inc.	11,610	389,051

		900,322

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - 1.7%
Altice USA, Inc., Class A(a)	10,578	207,752
AMC Networks, Inc., Class A*(a)	23,994	1,510,182
CBS Corp. (Non-Voting), Class B	8,772	433,863
Charter Communications, Inc., Class A*	6,966	2,306,094
Comcast Corp., Class A	197,628	7,227,256
comScore, Inc.*	3,870	76,200
Discovery, Inc., Class A*	258	7,322
Discovery, Inc., Class C*	21,670	577,505
DISH Network Corp., Class A*	15,996	490,597
Emerald Expositions Events, Inc.(a)	8,256	117,235
EW Scripps Co. (The), Class A(a)	4,644	87,214
Gannett Co., Inc.	31,218	346,208
GCI Liberty, Inc., Class A*(a)	10,062	512,156
Gray Television, Inc.*	22,446	375,073
Interpublic Group of Cos., Inc. (The)	14,706	334,562
John Wiley & Sons, Inc., Class A	4,128	213,748
Liberty Broadband Corp., Class A*	5,934	503,025
Liberty Broadband Corp., Class C*(a)	2,838	241,287
Liberty Latin America Ltd., Class A*	70,692	1,232,515
Liberty Media Corp-Liberty SiriusXM, Class A*	6,450	256,581
Liberty Media Corp-Liberty SiriusXM, Class C*	6,192	247,432
Meredith Corp.(a)	5,418	294,035
MSG Networks, Inc., Class A*(a)	21,414	479,674
National CineMedia, Inc.	11,094	76,660
New York Times Co. (The), Class A(a)	15,222	391,358
News Corp., Class A	29,412	377,356
News Corp., Class B	1,548	20,016
Nexstar Media Group, Inc., Class A(a)	16,254	1,356,721
Omnicom Group, Inc.	9,546	743,442
Scholastic Corp.	3,870	161,340
Sinclair Broadcast Group, Inc., Class A	5,160	158,980
Sirius XM Holdings, Inc.(a)	67,596	394,085
TEGNA, Inc.	81,270	954,110
Tribune Media Co., Class A	24,768	1,137,099
WideOpenWest, Inc.*	9,288	70,217

		23,918,900

Metals & Mining - 0.7%
AK Steel Holding Corp.*(a)	121,776	359,239
Allegheny Technologies, Inc.*(a)	22,188	607,729
Carpenter Technology Corp.(a)	16,254	768,164
Century Aluminum Co.*(a)	16,254	149,537
Cleveland-Cliffs, Inc.(a)	97,524	1,044,482
Coeur Mining, Inc.*	23,478	120,912
Commercial Metals Co.	18,576	324,151
Compass Minerals International, Inc.	2,580	134,805
Freeport-McMoRan, Inc.	81,786	951,989
Haynes International, Inc.	1,290	42,312

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Hecla Mining Co.(a)	52,116	140,713
Kaiser Aluminum Corp.	3,096	310,745
Materion Corp.	1,548	72,648
McEwen Mining, Inc.(a)	18,576	33,623
Newmont Mining Corp.	17,802	607,226
Nucor Corp.	13,416	821,596
Reliance Steel & Aluminum Co.	516	42,250
Royal Gold, Inc.(a)	2,322	202,873
Schnitzer Steel Industries, Inc., Class A	9,030	218,526
Southern Copper Corp.	5,676	190,827
Steel Dynamics, Inc.	11,868	434,250
SunCoke Energy, Inc.*	30,186	339,291
TimkenSteel Corp.*(a)	22,446	285,738
United States Steel Corp.	41,280	930,451
Worthington Industries, Inc.	12,642	476,983

		9,611,060

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AG Mortgage Investment Trust, Inc.	13,158	237,107
Annaly Capital Management, Inc.	24,768	258,578
Anworth Mortgage Asset Corp.	5,418	24,218
Apollo Commercial Real Estate Finance, Inc.(a)	20,640	375,648
ARMOUR Residential REIT, Inc.	12,900	271,158
Blackstone Mortgage Trust, Inc., Class A(a)	39,732	1,370,357
Chimera Investment Corp.	79,206	1,507,290
Colony Credit Real Estate, Inc.	3,870	64,668
Exantas Capital Corp.	7,482	79,085
Invesco Mortgage Capital, Inc.	26,574	427,841
KKR Real Estate Finance Trust, Inc.(a)	3,354	69,159
Ladder Capital Corp.	22,145	383,330
MFA Financial, Inc.	58,050	425,506
New Residential Investment Corp.(a)	37,668	639,603
New York Mortgage Trust, Inc.	42,570	267,340
PennyMac Mortgage Investment Trust	25,026	506,526
Redwood Trust, Inc.(a)	15,738	253,854
Starwood Property Trust, Inc.	1,032	22,787
Two Harbors Investment Corp.	37,410	545,812
Western Asset Mortgage Capital Corp.	21,156	202,251

		7,932,118

Multiline Retail - 0.5%
Big Lots, Inc.	14,964	471,965
Dillard’s, Inc., Class A(a)	4,644	310,173
Dollar General Corp.	10,836	1,250,799
Dollar Tree, Inc.*	16,770	1,623,839
Kohl’s Corp.	6,450	443,051
Macy’s, Inc.	9,030	237,489
Nordstrom, Inc.(a)	5,676	263,423
Target Corp.	28,380	2,071,740

		6,672,479

Multi-Utilities - 0.9%
Ameren Corp.	10,062	697,699

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
Avista Corp.	5,676	237,541
Black Hills Corp.(a)	20,382	1,383,734
CenterPoint Energy, Inc.	20,382	630,211
CMS Energy Corp.	7,482	390,112
Consolidated Edison, Inc.	13,158	1,021,719
Dominion Energy, Inc.	38,555	2,708,103
DTE Energy Co.	8,256	972,144
MDU Resources Group, Inc.	258	6,633
NiSource, Inc.	6,708	182,994
NorthWestern Corp.	12,642	807,950
Public Service Enterprise Group, Inc.	22,962	1,252,577
Sempra Energy	5,676	663,979
Unitil Corp.	3,096	162,416
Vectren Corp.	8,256	597,569
WEC Energy Group, Inc.	13,674	998,612

		12,713,993

Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corp.*	95,976	114,211
Anadarko Petroleum Corp.	21,414	1,013,525
Antero Resources Corp.*	29,154	293,289
Apache Corp.(a)	25,284	829,821
Arch Coal, Inc., Class A(a)	9,804	864,027
Cabot Oil & Gas Corp.	17,028	424,849
California Resources Corp.*(a)	13,674	275,531
Callon Petroleum Co.*(a)	12,642	102,906
Carrizo Oil & Gas, Inc.*(a)	36,636	449,890
Centennial Resource Development, Inc., Class A*(a)	16,770	220,861
Cheniere Energy, Inc.*	7,224	474,256
Chevron Corp.	84,882	9,731,721
Cimarex Energy Co.	7,224	544,256
Clean Energy Fuels Corp.*	92,622	175,982
CNX Resources Corp.*	75,594	917,711
Comstock Resources, Inc.*(a)	10,062	60,473
Concho Resources, Inc.*	8,772	1,051,236
ConocoPhillips	54,954	3,719,836
CONSOL Energy, Inc.*	7,630	271,094
Continental Resources, Inc.*	4,902	226,325
CVR Energy, Inc.	9,546	383,272
Delek US Holdings, Inc.	24,510	796,820
Denbury Resources, Inc.*(a)	176,214	357,714
Devon Energy Corp.	29,670	790,705
Diamondback Energy, Inc.	6,708	691,729
Dorian LPG Ltd.*	15,558	85,258
Eclipse Resources Corp.*(a)	103,200	118,680
EOG Resources, Inc.	15,222	1,510,022
EP Energy Corp., Class A*(a)	114,294	78,794
EQT Corp.(a)	15,738	306,419
Extraction Oil & Gas, Inc.*(a)	34,056	134,181
Exxon Mobil Corp.	192,210	14,085,149
Gran Tierra Energy, Inc.*	1,290	3,057
Green Plains, Inc.(a)	14,190	201,640
Halcon Resources Corp.*(a)	97,782	160,362
Hess Corp.	3,612	195,048
HollyFrontier Corp.	18,318	1,032,036
Jagged Peak Energy, Inc.*(a)	14,706	154,854
Kinder Morgan, Inc.	100,878	1,825,892

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Kosmos Energy Ltd.*(a)	41,529	213,044
Marathon Oil Corp.	63,984	1,010,307
Marathon Petroleum Corp.	40,506	2,683,928
Matador Resources Co.*(a)	14,706	286,767
Murphy Oil Corp.(a)	8,514	232,858
Newfield Exploration Co.*	81,012	1,480,899
Noble Energy, Inc.	32,508	726,229
Northern Oil and Gas, Inc.*(a)	72,756	184,073
Occidental Petroleum Corp.	37,668	2,515,469
ONEOK, Inc.	13,416	861,441
Overseas Shipholding Group, Inc., Class A*	42,828	77,519
Parsley Energy, Inc., Class A*	23,994	445,809
PBF Energy, Inc., Class A	25,542	935,348
PDC Energy, Inc.*(a)	9,288	302,510
Peabody Energy Corp.	31,734	1,132,904
Penn Virginia Corp.*	3,612	189,486
Phillips 66	22,188	2,116,957
Pioneer Natural Resources Co.	7,482	1,064,838
Range Resources Corp.	10,578	116,675
Renewable Energy Group, Inc.*(a)	8,514	246,055
Resolute Energy Corp.*	6,708	219,553
REX American Resources Corp.*	1,548	112,896
Ring Energy, Inc.*	15,738	92,539
SemGroup Corp., Class A(a)	30,444	487,713
SM Energy Co.(a)	45,150	885,843
Southwestern Energy Co.*	17,802	77,795
Talos Energy, Inc.*	15,480	295,668
Targa Resources Corp.	4,128	177,545
Tellurian, Inc.*(a)	10,062	100,620
Valero Energy Corp.	19,350	1,699,317
W&T Offshore, Inc.*(a)	28,896	145,636
Whiting Petroleum Corp.*	34,314	982,410
WildHorse Resource Development Corp.*	10,537	178,813
Williams Cos., Inc. (The)	54,438	1,466,015
WPX Energy, Inc.*	41,538	509,256

		68,928,167

Paper & Forest Products - 0.3%
Boise Cascade Co.	12,900	354,363
Clearwater Paper Corp.*	4,902	165,295
Domtar Corp.	19,092	895,415
Louisiana-Pacific Corp.	44,634	1,088,177
Mercer International, Inc.	15,996	236,261
Neenah, Inc.	2,580	179,749
Resolute Forest Products, Inc.	30,444	237,463
Schweitzer-Mauduit International, Inc.	8,514	272,959
Verso Corp., Class A*	5,418	133,662

		3,563,344

Personal Products - 0.2%
Avon Products, Inc.*	24,768	57,957
Coty, Inc., Class A	39,990	310,322
Edgewell Personal Care Co.*(a)	1,548	61,069
elf Beauty, Inc.*(a)	3,870	32,508
Estee Lauder Cos., Inc. (The), Class A	7,998	1,091,087
Herbalife Nutrition Ltd.*	13,416	800,935

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Inter Parfums, Inc.	2,838	188,613
Medifast, Inc.(a)	1,548	196,968
Nu Skin Enterprises, Inc., Class A	7,740	508,131
Revlon, Inc., Class A*	2,838	74,356
USANA Health Sciences, Inc.*	1,806	211,483

		3,533,429

Pharmaceuticals - 3.3%
Aclaris Therapeutics, Inc.*	10,836	75,527
Aerie Pharmaceuticals, Inc.*	4,386	206,230
Akorn, Inc.*	14,190	53,354
Allergan plc	10,320	1,485,874
ANI Pharmaceuticals, Inc.*	1,032	55,460
Assembly Biosciences, Inc.*(a)	3,096	70,527
Assertio Therapeutics, Inc.*	34,056	151,890
Bristol-Myers Squibb Co.	64,242	3,171,627
Catalent, Inc.*	6,450	238,198
Collegium Pharmaceutical, Inc.*(a)	7,740	123,917
Corcept Therapeutics, Inc.*(a)	8,514	95,186
Eli Lilly & Co.	34,830	4,174,724
Horizon Pharma plc*	42,570	914,829
Innoviva, Inc.*	26,058	445,592
Intersect ENT, Inc.*	1,548	45,929
Intra-Cellular Therapies, Inc.*	5,418	65,233
Jazz Pharmaceuticals plc*	2,322	292,317
Johnson & Johnson	103,200	13,733,856
Medicines Co. (The)*(a)	516	11,925
Merck & Co., Inc.	108,102	8,046,032
Mylan NV*	29,670	888,616
MyoKardia, Inc.*	1,548	64,056
Nektar Therapeutics*(a)	5,676	240,322
Odonate Therapeutics, Inc.*(a)	6,708	111,152
Omeros Corp.*(a)	1,290	17,596
Optinose, Inc.*(a)	6,966	44,861
Pacira Pharmaceuticals, Inc.*	1,290	52,477
Paratek Pharmaceuticals, Inc.*(a)	9,804	66,128
Pfizer, Inc.	236,328	10,032,124
Prestige Consumer Healthcare, Inc.*(a)	3,096	86,440
Revance Therapeutics, Inc.*	3,870	66,835
SIGA Technologies, Inc.*(a)	6,708	45,480
Supernus Pharmaceuticals, Inc.*	3,612	137,725
TherapeuticsMD, Inc.*(a)	20,124	105,651
Theravance Biopharma, Inc.*(a)	2,838	73,930
Zoetis, Inc.	16,254	1,400,445
Zogenix, Inc.*(a)	2,580	112,875

		47,004,940

Professional Services - 0.5%
ASGN, Inc.*	8,772	552,548
CBIZ, Inc.*	12,126	237,670
CoStar Group, Inc.*	1,806	705,676
Dun & Bradstreet Corp. (The)	774	112,029
Equifax, Inc.	4,128	441,778
Exponent, Inc.	6,192	309,352
Forrester Research, Inc.	516	23,173
FTI Consulting, Inc.*	8,772	599,303
GP Strategies Corp.*	6,192	93,128
Heidrick & Struggles International, Inc.	1,806	59,688

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - (continued)
Huron Consulting Group, Inc.*	4,902	237,012
ICF International, Inc.	4,386	289,125
IHS Markit Ltd.*	4,902	254,512
Insperity, Inc.	5,160	550,469
Kelly Services, Inc., Class A	3,354	75,130
Kforce, Inc.	3,870	126,975
Korn Ferry	13,416	611,770
ManpowerGroup, Inc.	4,128	326,236
Mistras Group, Inc.*	258	3,795
Navigant Consulting, Inc.(a)	19,092	494,865
Resources Connection, Inc.	3,612	60,356
Robert Half International, Inc.	2,838	182,852
TransUnion	2,838	172,607
TriNet Group, Inc.*	2,580	117,803
TrueBlue, Inc.*	14,190	346,094
Upwork, Inc.*	2,838	54,802
Verisk Analytics, Inc.*	3,870	454,377
WageWorks, Inc.*	2,064	65,119

		7,558,244

Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA*(a)	2,838	67,204
CBRE Group, Inc., Class A*	16,770	767,227
Cushman & Wakefield plc*(a)	16,254	280,219
eXp World Holdings, Inc.*	6,192	67,740
HFF, Inc., Class A	3,612	149,609
Howard Hughes Corp. (The)*(a)	3,096	343,780
Jones Lang LaSalle, Inc.	2,064	295,998
Kennedy-Wilson Holdings, Inc.	43,602	871,604
Newmark Group, Inc., Class A	60,630	633,584
RE/MAX Holdings, Inc., Class A	3,612	150,693
Realogy Holdings Corp.(a)	258	4,579
Redfin Corp.*(a)	7,482	133,853

		3,766,090

Road & Rail - 1.0%
AMERCO	516	187,133
ArcBest Corp.(a)	7,482	281,473
Avis Budget Group, Inc.*	24,252	646,073
Covenant Transportation Group, Inc., Class A*	3,612	85,171
CSX Corp.	33,540	2,203,578
Daseke, Inc.*	18,576	77,462
Genesee & Wyoming, Inc., Class A*(a)	1,806	141,807
Heartland Express, Inc.(a)	3,612	72,276
JB Hunt Transport Services, Inc.	1,290	138,082
Kansas City Southern	1,548	163,701
Knight-Swift Transportation Holdings, Inc.(a)	13,932	442,341
Landstar System, Inc.	3,354	340,699
Marten Transport Ltd.	8,772	169,738
Norfolk Southern Corp.	11,094	1,860,908
Old Dominion Freight Line, Inc.	4,128	561,119
Ryder System, Inc.	21,414	1,240,085
Saia, Inc.*	7,224	433,223
Schneider National, Inc., Class B	12,126	257,556
Union Pacific Corp.	26,832	4,268,166

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
US Xpress Enterprises, Inc., Class A*	8,772	64,737
Werner Enterprises, Inc.(a)	1,290	42,467

		13,677,795

Semiconductors & Semiconductor Equipment - 3.3%
Advanced Energy Industries, Inc.*(a)	4,644	238,191
Advanced Micro Devices, Inc.*(a)	61,662	1,505,169
Ambarella, Inc.*(a)	516	19,608
Amkor Technology, Inc.*	49,278	394,224
Analog Devices, Inc.	11,868	1,173,270
Applied Materials, Inc.	50,826	1,986,280
Axcelis Technologies, Inc.*	11,868	247,210
Broadcom, Inc.	17,028	4,567,761
Brooks Automation, Inc.(a)	5,418	168,662
Cabot Microelectronics Corp.	2,322	236,589
CEVA, Inc.*	258	7,338
Cirrus Logic, Inc.*	19,866	738,022
Cohu, Inc.	270	4,736
Cree, Inc.*(a)	4,902	247,208
Cypress Semiconductor Corp.	42,570	590,446
Diodes, Inc.*	9,288	312,355
Entegris, Inc.	18,318	605,410
First Solar, Inc.*(a)	3,870	195,783
FormFactor, Inc.*(a)	18,576	279,012
Inphi Corp.*	2,580	101,755
Integrated Device Technology, Inc.*	13,932	680,578
Intel Corp.	231,168	10,892,636
KLA-Tencor Corp.	6,450	687,376
Kulicke & Soffa Industries, Inc.	14,190	319,701
Lam Research Corp.	5,934	1,006,288
Lattice Semiconductor Corp.*	8,256	64,397
MACOM Technology Solutions Holdings, Inc.*	5,160	93,035
MagnaChip Semiconductor Corp.*(a)	13,674	81,771
Marvell Technology Group Ltd.	13,674	253,379
Maxim Integrated Products, Inc.	7,224	392,046
MaxLinear, Inc.*(a)	2,064	40,496
Mellanox Technologies Ltd.*	1,806	168,698
Microchip Technology, Inc.(a)	8,772	705,006
Micron Technology, Inc.*	36,378	1,390,367
MKS Instruments, Inc.	18,060	1,474,238
Monolithic Power Systems, Inc.(a)	3,870	489,787
Nanometrics, Inc.*	258	7,892
NVIDIA Corp.	23,478	3,374,963
ON Semiconductor Corp.*	21,930	439,477
PDF Solutions, Inc.*	1,032	10,846
Photronics, Inc.*(a)	10,578	113,079
Power Integrations, Inc.	1,806	119,196
Qorvo, Inc.*	7,998	522,749
QUALCOMM, Inc.	57,534	2,849,084
Rambus, Inc.*	5,160	46,543
Rudolph Technologies, Inc.*	1,806	39,226
Semtech Corp.*	1,806	87,699
Silicon Laboratories, Inc.*	2,322	177,633
Skyworks Solutions, Inc.	5,934	433,419

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
SMART Global Holdings, Inc.*(a)	3,870	96,015
SolarEdge Technologies, Inc.*(a)	7,740	338,935
SunPower Corp.*(a)	5,160	29,980
Synaptics, Inc.*(a)	1,290	51,342
Teradyne, Inc.	6,450	232,136
Texas Instruments, Inc.	36,120	3,636,562
Ultra Clean Holdings, Inc.*(a)	21,156	250,910
Universal Display Corp.(a)	1,548	160,729
Veeco Instruments, Inc.*	25,026	245,505
Versum Materials, Inc.	6,450	237,167
Xilinx, Inc.	6,450	722,013
Xperi Corp.	15,996	342,794

		46,924,722

Software - 4.8%
2U, Inc.*(a)	3,870	220,010
8x8, Inc.*	7,998	140,845
ACI Worldwide, Inc.*	12,126	358,445
Adobe, Inc.*	18,576	4,603,504
ANSYS, Inc.*	2,580	424,023
Appian Corp.*(a)	1,548	49,830
Aspen Technology, Inc.*	6,708	648,194
Autodesk, Inc.*	8,514	1,253,261
Avaya Holdings Corp.*	38,184	645,691
Blackbaud, Inc.	3,096	221,674
Blackline, Inc.*(a)	1,032	49,103
Bottomline Technologies DE, Inc.*	516	26,651
Box, Inc., Class A*(a)	7,482	156,523
Cadence Design Systems, Inc.*	10,578	508,061
CDK Global, Inc.	6,966	340,707
Cision Ltd.*	4,386	54,386
Citrix Systems, Inc.	5,160	529,106
Cloudera, Inc.*	18,473	249,386
Cornerstone OnDemand, Inc.*	2,064	118,350
Coupa Software, Inc.*(a)	1,548	134,614
Digimarc Corp.*(a)	774	15,085
Dropbox, Inc., Class A*	7,740	191,255
Ebix, Inc.(a)	3,612	206,317
Ellie Mae, Inc.*(a)	2,064	156,451
Envestnet, Inc.*	2,064	111,972
Fair Isaac Corp.*(a)	2,322	522,914
FireEye, Inc.*(a)	10,836	191,581
Five9, Inc.*	2,064	105,532
Fortinet, Inc.*	10,320	790,202
Guidewire Software, Inc.*(a)	2,580	223,634
HubSpot, Inc.*	516	81,688
Intuit, Inc.	7,740	1,670,447
j2 Global, Inc.	3,096	232,695
LogMeIn, Inc.	1,806	167,994
Manhattan Associates, Inc.*(a)	4,128	201,323
Microsoft Corp.	297,732	31,092,153
MicroStrategy, Inc., Class A*	1,032	130,951
Mimecast Ltd.*	2,580	96,931
Monotype Imaging Holdings, Inc.	2,064	34,262
Nuance Communications, Inc.*	9,030	143,306
Nutanix, Inc., Class A*	3,354	171,825
OneSpan, Inc.*	3,354	48,935
Oracle Corp.	89,784	4,509,850
Paycom Software, Inc.*	1,032	152,984

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Pegasystems, Inc.	3,354	188,797
Progress Software Corp.	3,870	140,210
Proofpoint, Inc.*	2,580	262,825
PTC, Inc.*	9,288	787,530
Qualys, Inc.*(a)	1,548	133,948
RealPage, Inc.*(a)	1,290	71,943
Red Hat, Inc.*	6,450	1,147,068
RingCentral, Inc., Class A*(a)	774	71,549
salesforce.com, Inc.*	28,896	4,391,325
SendGrid, Inc.*	1,290	69,763
ServiceNow, Inc.*	6,450	1,419,129
Splunk, Inc.*	5,418	676,383
SPS Commerce, Inc.*	774	68,623
SS&C Technologies Holdings, Inc.(a)	7,482	385,248
Symantec Corp.	33,024	694,165
Synchronoss Technologies, Inc.*	15,996	114,691
Synopsys, Inc.*	3,870	361,265
Tableau Software, Inc., Class A*	3,096	395,793
Teradata Corp.*	16,254	721,353
Trade Desk, Inc. (The), Class A*	2,064	294,492
Tyler Technologies, Inc.*	1,806	341,677
Ultimate Software Group, Inc. (The)*	1,806	493,164
Verint Systems, Inc.*	18,318	886,042
VMware, Inc., Class A	1,548	233,856
Workday, Inc., Class A*	5,160	936,695
Zendesk, Inc.*	3,096	209,073

		67,479,258

Specialty Retail - 2.5%
Aaron’s, Inc.	20,124	1,007,407
Abercrombie & Fitch Co., Class A(a)	26,058	564,677
Advance Auto Parts, Inc.	3,096	492,883
American Eagle Outfitters, Inc.	47,730	1,008,058
Asbury Automotive Group, Inc.*	9,804	692,653
Ascena Retail Group, Inc.*(a)	87,204	213,650
AutoNation, Inc.*(a)	516	19,995
AutoZone, Inc.*	1,032	874,455
Barnes & Noble Education, Inc.*	7,224	41,321
Barnes & Noble, Inc.(a)	258	1,556
Bed Bath & Beyond, Inc.(a)	58,308	879,868
Best Buy Co., Inc.	10,578	626,641
Boot Barn Holdings, Inc.*(a)	2,838	66,494
Buckle, Inc. (The)(a)	10,062	174,777
Burlington Stores, Inc.*	5,418	930,325
Caleres, Inc.(a)	12,384	369,539
Camping World Holdings, Inc., Class A(a)	17,286	245,115
CarMax, Inc.*	10,320	606,610
Chico’s FAS, Inc.(a)	44,376	257,381
Children’s Place, Inc. (The)	2,064	199,713
Citi Trends, Inc.	2,580	52,864
Conn’s, Inc.*	8,514	178,283
Dick’s Sporting Goods, Inc.(a)	20,640	728,798
DSW, Inc., Class A	258	7,030
Five Below, Inc.*	1,806	223,456

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Floor & Decor Holdings, Inc., Class A*(a)	6,708	230,017
Foot Locker, Inc.	19,092	1,067,052
Gap, Inc. (The)(a)	13,158	334,740
Genesco, Inc.*(a)	7,224	326,380
Guess?, Inc.	1,806	35,235
Haverty Furniture Cos., Inc.(a)	1,032	21,022
Hibbett Sports, Inc.*	6,708	109,609
Home Depot, Inc. (The)	46,182	8,475,782
L Brands, Inc.	14,448	402,232
Lithia Motors, Inc., Class A(a)	1,548	137,695
Lowe’s Cos., Inc.	26,832	2,580,165
MarineMax, Inc.*	3,096	55,047
Monro, Inc.	2,322	166,395
Murphy USA, Inc.*	5,160	379,518
National Vision Holdings, Inc.*(a)	6,966	221,240
Office Depot, Inc.	130,032	383,594
O’Reilly Automotive, Inc.*	2,838	978,145
Penske Automotive Group, Inc.(a)	3,870	181,426
RH*(a)	5,160	701,089
Ross Stores, Inc.	10,578	974,445
Sally Beauty Holdings, Inc.*(a)	43,602	750,826
Shoe Carnival, Inc.(a)	516	19,030
Sleep Number Corp.*(a)	4,644	167,184
Tiffany & Co.	5,418	480,739
TJX Cos., Inc. (The)	45,150	2,245,310
Tractor Supply Co.	7,998	683,029
Ulta Beauty, Inc.*	1,290	376,577
Urban Outfitters, Inc.*	24,768	800,006
Williams-Sonoma, Inc.(a)	14,190	772,362
Zumiez, Inc.*(a)	6,450	163,895

		34,683,335

Technology Hardware, Storage & Peripherals - 2.5%
3D Systems Corp.*(a)	13,674	174,480
Apple, Inc.	173,376	28,856,702
Cray, Inc.*	2,580	56,605
Dell Technologies, Inc., Class C*	6,175	300,043
Diebold Nixdorf, Inc.(a)	41,538	176,537
Electronics For Imaging, Inc.*(a)	2,064	54,510
Hewlett Packard Enterprise Co.	76,368	1,190,577
HP, Inc.	67,080	1,477,773
NetApp, Inc.	14,964	954,254
Pure Storage, Inc., Class A*(a)	20,898	374,283
Seagate Technology plc(a)	8,256	365,576
Western Digital Corp.	15,996	719,660
Xerox Corp.	10,320	291,127

		34,992,127

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*	10,836	460,313
Carter’s, Inc.	1,290	106,941
Columbia Sportswear Co.	3,096	276,132
Crocs, Inc.*	10,578	303,800
Deckers Outdoor Corp.*	7,224	927,923
Fossil Group, Inc.*(a)	15,480	262,541
G-III Apparel Group Ltd.*(a)	4,386	152,940
Hanesbrands, Inc.	21,930	328,731
Lululemon Athletica, Inc.*	2,580	381,350
Movado Group, Inc.(a)	4,128	131,890

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
NIKE, Inc., Class B	42,054	3,443,381
Oxford Industries, Inc.(a)	4,644	355,637
Skechers U.S.A., Inc., Class A*	16,512	448,631
Steven Madden Ltd.(a)	6,564	214,315
Under Armour, Inc., Class A*(a)	11,610	240,791
Under Armour, Inc., Class C*	2,064	39,092
Unifi, Inc.*	2,580	55,186
Vera Bradley, Inc.*(a)	14,448	129,310
VF Corp.	14,190	1,194,372
Wolverine World Wide, Inc.	27,090	929,458

		10,382,734

Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.*(a)	17,028	516,970
Beneficial Bancorp, Inc.	5,676	88,489
Capitol Federal Financial, Inc.(a)	1,290	16,602
Dime Community Bancshares, Inc.	11,610	228,949
Essent Group Ltd.*	37,152	1,476,792
Federal Agricultural Mortgage Corp., Class C	3,870	273,803
Flagstar Bancorp, Inc.*	14,190	437,761
HomeStreet, Inc.*	4,386	107,325
LendingTree, Inc.*(a)	774	229,367
Luther Burbank Corp.(a)	12,642	119,467
Merchants Bancorp	3,096	60,589
Meridian Bancorp, Inc.	4,902	77,623
Meta Financial Group, Inc.	7,740	182,277
MGIC Investment Corp.*	58,308	727,684
Mr Cooper Group, Inc.*	7,482	115,148
Northfield Bancorp, Inc.	5,160	73,840
Northwest Bancshares, Inc.(a)	16,254	286,721
Ocwen Financial Corp.*(a)	104,490	175,543
Oritani Financial Corp.	1,032	17,400
PennyMac Financial Services, Inc.	22,446	464,183
Provident Financial Services, Inc.	18,576	459,013
Radian Group, Inc.	68,628	1,320,403
TFS Financial Corp.(a)	2,838	46,288
TrustCo Bank Corp.(a)	30,444	236,245
United Financial Bancorp, Inc.	2,838	42,031
Walker & Dunlop, Inc.	9,030	434,072
Washington Federal, Inc.	33,282	968,173
WSFS Financial Corp.	3,870	163,198

		9,345,956

Tobacco - 0.7%
Altria Group, Inc.	77,658	3,832,422
Philip Morris International, Inc.	63,984	4,908,853
Pyxus International, Inc.*(a)	4,644	75,372
Universal Corp.	6,966	401,938

		9,218,585

Trading Companies & Distributors - 0.7%
Air Lease Corp.	26,832	1,018,006
Aircastle Ltd.	18,834	392,501
Applied Industrial Technologies, Inc.	4,386	258,818
Beacon Roofing Supply, Inc.*(a)	23,220	843,583
BMC Stock Holdings, Inc.*	21,414	367,464
CAI International, Inc.*	6,708	166,493
DXP Enterprises, Inc.*	4,128	135,852
Fastenal Co.	7,224	436,763

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
Foundation Building Materials, Inc.*	9,804	89,609
GATX Corp.(a)	17,028	1,288,679
GMS, Inc.*	13,416	253,965
H&E Equipment Services, Inc.	12,900	345,333
HD Supply Holdings, Inc.*	2,064	86,564
Herc Holdings, Inc.*	5,418	200,737
Kaman Corp.	6,450	381,324
MSC Industrial Direct Co., Inc., Class A	2,838	236,945
Nexeo Solutions, Inc.*	11,868	111,559
NOW, Inc.*(a)	39,732	537,574
Rush Enterprises, Inc., Class A	10,062	384,871
SiteOne Landscape Supply, Inc.*(a)	2,580	137,514
Systemax, Inc.	4,386	102,369
Triton International Ltd.	18,060	649,257
United Rentals, Inc.*	3,612	452,439
Univar, Inc.*	4,128	85,986
Watsco, Inc.	1,806	266,349
WESCO International, Inc.*	15,738	824,671
WW Grainger, Inc.	516	152,421

		10,207,646

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.(a)	25,542	1,102,648

Water Utilities - 0.1%
American States Water Co.	4,902	331,964
American Water Works Co., Inc.	4,128	394,926
Aqua America, Inc.	5,160	180,858
California Water Service Group	4,902	242,747
Connecticut Water Service, Inc.	516	35,005
SJW Group	774	46,401

		1,231,901

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	4,902	118,236
Gogo, Inc.*(a)	23,220	95,899
NII Holdings, Inc.*(a)	21,930	106,360
Shenandoah Telecommunications Co.	8,514	405,522
Spok Holdings, Inc.	2,838	39,278
Sprint Corp.*	36,120	225,389
Telephone & Data Systems, Inc.	10,578	383,135
T-Mobile US, Inc.*	14,706	1,023,832
United States Cellular Corp.*	1,032	59,422

		2,457,073

TOTAL COMMON STOCKS (Cost $999,644,591)		1,400,934,558

	Number of Rights
RIGHTS - 0.0%(c)
Chemicals - 0.0%(c)
A Schulman, Inc., CVR*‡(d)	8,177	16,354

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - (continued)
Media - 0.0%(c)
Media General, Inc., CVR*‡(d)	22,261	2,226

TOTAL RIGHTS (Cost $–)		18,580

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 5.0%
CERTIFICATES OF DEPOSIT - 2.4%
Bank of Montreal, Chicago (ICE LIBOR USD 1 Month + 0.33%), 2.84%, 8/6/2019(f)	5,000,000	5,001,285
Bank of Nova Scotia, Houston (SOFRRATE + 0.43%), 2.82%, 5/16/2019(f)	2,000,000	1,999,998
(ICE LIBOR USD 3 Month + 0.22%), 2.87%, 12/30/2019(f)	1,000,000	1,000,550
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.17%), 2.95%, 4/18/2019(f)	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (ICE LIBOR USD 1 Month + 0.20%), 2.71%, 4/15/2019(f)	3,500,000	3,500,063
Oversea-Chinese Banking Corp. Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 2.70%, 4/17/2019(f)	4,000,000	3,999,480
Royal Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.21%), 2.72%, 9/17/2019(f)	3,000,000	3,001,311
Sumitomo Mitsui Trust Bank, Ltd., New York
2.64%, 4/23/2019	1,000,000	1,000,160
The Sumitomo Bank Ltd., New York
2.76%, 3/7/2019	2,000,000	2,000,000
(ICE LIBOR USD 1 Month + 0.21%), 2.72%, 5/17/2019(f)	3,000,000	3,000,429
Toronto-Dominion Bank, New York (ICE LIBOR USD 1 Month + 0.21%), 2.72%, 9/17/2019(f)	2,000,000	1,998,354
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.21%), 2.97%, 10/25/2019(f)	3,500,000	3,500,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.85%, 2/15/2019(f)	2,000,000	2,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $34,001,501)		34,001,630

COMMERCIAL PAPER - 0.9%
Banco Santander SA, New York
2.76%, 2/7/2019	2,500,000	2,498,858
Macquarie Bank Ltd.
2.74%, 2/12/2019(g)	1,000,000	999,167
National Bank of Canada (ICE LIBOR USD 1 Month + 0.27%), 2.78%, 5/7/2019(f)(g)	5,000,000	4,999,995
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.43%), 2.95%, 2/1/2019(f)(g)	4,000,000	4,000,000

TOTAL COMMERCIAL PAPER (Cost $12,498,025)		12,498,020

REPURCHASE AGREEMENTS - 1.7%
Citadel Clearing LLC, 3.00%, dated 1/31/2019, due 5/3/2019, repurchase price $5,038,333, collateralized by various Common Stocks; total market value $5,555,820	5,000,000	5,000,000
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $4,036,176, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $4,124,217	4,035,890	4,035,890
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $8,000,540, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $8,167,252	8,000,000	8,000,000
ML Pierce Fenner & Smith, Inc., 2.94%, dated 1/31/2019, due 5/3/2019, repurchase price $6,045,080, collateralized by various Common Stocks; total market value $6,696,278	6,000,000	6,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
REPURCHASE AGREEMENTS - (continued)
Societe Generale, 2.50%, dated 1/31/2019, due 2/1/2019, repurchase price $1,500,104, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.25%, maturing 9/30/2019 - 11/15/2048; Common Stocks; total market value $1,671,808	1,500,000	1,500,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,535,890)		24,535,890

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $71,035,416)		71,035,540

Total Investments - 104.1% (Cost $1,070,680,007)		1,471,988,678
Liabilities in excess of other assets - (4.1%)		(57,383,892)

Net Assets - 100.0%		1,414,604,786

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $107,384,308, collateralized in the form of cash with a value of $71,015,955 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $29,014,439 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $10,634,833 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from March 15, 2019 – October 22, 2071; a total value of $110,665,227.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $18,580, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $71,035,540.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFRRATE	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investment in a company which was affiliated for the period ended January 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares January 31, 2019	Value January 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
Northern Trust Corp.	$809,190	$22,035	$192,070	6,450	$570,567	$(44,598)	$4,675	$(23,990)

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	29	03/15/2019	USD	$2,175,290	$147,911
S&P 500 E-Mini Index	63	03/15/2019	USD	8,519,175	406,931
S&P Midcap 400 E-Mini Index	15	03/15/2019	USD	2,754,150	199,248

					$754,090

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%
Aerospace & Defense - 0.7%
Airbus SE	17,958	2,065,124
BAE Systems plc	81,836	550,959
Bombardier, Inc., Class A*	35,360	56,407
Bombardier, Inc., Class B*	48,735	73,847
CAE, Inc.	7,384	156,980
Cobham plc*	7,653	10,857
Dassault Aviation SA	55	82,106
Elbit Systems Ltd.	412	50,938
FACC AG	4,480	82,969
Leonardo SpA	33,366	323,821
LISI	3,196	101,583
Maxar Technologies, Inc.(a)	51,970	292,042
Meggitt plc	38,130	258,715
MTU Aero Engines AG	1,476	318,742
QinetiQ Group plc	30,657	122,193
Rolls-Royce Holdings plc*	48,626	565,707
Saab AB, Class B	2,493	86,055
Safran SA	10,496	1,378,996
Senior plc	47,440	141,160
Singapore Technologies Engineering Ltd.	17,900	49,521
Thales SA	3,772	418,362

		7,187,084

Air Freight & Logistics - 0.4%
Bollore SA	12,720	52,573
bpost SA(a)	15,440	141,645
Ceva Logistics AG*(a)	2,240	67,961
Cia de Distribucion Integral Logista Holdings SA	2,159	55,839
Deutsche Post AG (Registered)	33,128	979,208
Freightways Ltd.	12,987	68,279
ID Logistics Group*	81	13,644
Kerry Logistics Network Ltd.	40,500	63,485
Kintetsu World Express, Inc.	14,000	202,224
Konoike Transport Co. Ltd.	30,700	459,809
Mainfreight Ltd.	3,192	69,740
Panalpina Welttransport Holding AG (Registered)	680	119,673
PostNL NV(a)	321,671	835,276
Royal Mail plc	20,480	72,227
SBS Holdings, Inc.	16,600	242,983
SG Holdings Co. Ltd.	500	13,402
Yamato Holdings Co. Ltd.	12,700	338,009

		3,795,977

Airlines - 0.8%
Air Canada*	21,566	487,218
Air France-KLM*	20,008	252,540
Air New Zealand Ltd.	30,617	59,673
ANA Holdings, Inc.	4,500	165,726
Chorus Aviation, Inc.(a)	150,798	815,249
Dart Group plc	78,720	822,205

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Deutsche Lufthansa AG (Registered)	16,810	425,507
easyJet plc	6,640	110,405
Exchange Income Corp.(a)	30,012	665,004
Finnair OYJ	60,844	511,398
International Consolidated Airlines Group SA, DI	43,132	365,393
Japan Airlines Co. Ltd.	8,700	316,887
Norwegian Air Shuttle ASA*(a)	7,200	110,049
Qantas Airways Ltd.	41,760	165,644
SAS AB*(a)	176,497	476,784
Singapore Airlines Ltd.	12,000	86,119
WestJet Airlines Ltd.	108,723	1,664,001
Wizz Air Holdings plc*(b)	2,172	86,600

		7,586,402

Auto Components - 2.4%
Aisan Industry Co. Ltd.	12,808	88,619
Aisin Seiki Co. Ltd.	9,500	374,483
ARB Corp. Ltd.(a)	997	11,384
Autoneum Holding AG(a)	1,558	255,505
Brembo SpA	3,647	41,722
Bridgestone Corp.	35,300	1,358,416
CIE Automotive SA	3,217	90,438
Cie Generale des Etablissements Michelin SCA	8,528	928,052
Cie Plastic Omnium SA	720	19,836
Continental AG	6,314	997,274
Daikyonishikawa Corp.	51,004	525,365
Denso Corp.	20,800	953,325
Dometic Group AB(c)	950	6,778
Eagle Industry Co. Ltd.	12,600	148,426
Exedy Corp.	2,800	70,495
Faurecia SA	6,560	287,241
FCC Co. Ltd.	5,300	134,217
Futaba Industrial Co. Ltd.	22,500	116,811
Gestamp Automocion SA(b)	24,236	141,968
G-Tekt Corp.	26,500	389,355
GUD Holdings Ltd.	4,852	39,765
Hella GmbH & Co. KGaA	4,720	214,797
HI-LEX Corp.	17,564	335,206
Ichikoh Industries Ltd.	17,400	96,089
Keihin Corp.	12,300	219,485
Koito Manufacturing Co. Ltd.	3,200	192,006
KYB Corp.(a)	19,700	532,912
Leoni AG	24,500	908,316
Linamar Corp.	880	34,133
Magna International, Inc.	14,104	746,815
Martinrea International, Inc.	95,612	916,588
Musashi Seimitsu Industry Co. Ltd.	37,800	549,130
NGK Spark Plug Co. Ltd.	7,400	158,975
NHK Spring Co. Ltd.	17,000	157,613
Nifco, Inc.(a)	2,400	58,352
Nihon Tokushu Toryo Co. Ltd.	24,900	299,953
Nippon Seiki Co. Ltd.	48,800	904,883
Nissin Kogyo Co. Ltd.	18,200	247,171
NOK Corp.(a)	16,600	267,388

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Nokian Renkaat OYJ	6,828	227,366
Pacific Industrial Co. Ltd.(a)	51,500	726,385
Piolax, Inc.(a)	24,600	502,036
Press Kogyo Co. Ltd.	98,400	533,456
Riken Corp.(a)	8,300	374,465
SAF-Holland SA(a)	47,232	591,282
Schaeffler AG (Preference)	156,210	1,387,342
Showa Corp.	50,200	645,778
Stanley Electric Co. Ltd.	3,800	110,163
Sumitomo Electric Industries Ltd.	32,300	458,991
Sumitomo Riko Co. Ltd.	29,000	260,075
Sumitomo Rubber Industries Ltd.	9,300	128,951
Tachi-S Co. Ltd.	20,100	275,929
TI Fluid Systems plc(b)	132,348	330,785
Tokai Rika Co. Ltd.	10,700	189,656
Topre Corp.	6,000	131,269
Toyo Tire Corp.(a)	4,600	64,585
Toyoda Gosei Co. Ltd.	7,800	169,933
Toyota Boshoku Corp.	2,700	43,813
Toyota Industries Corp.	9,600	473,693
TPR Co. Ltd.	33,900	722,668
TS Tech Co. Ltd.	9,300	278,581
Unipres Corp.	26,000	502,178
Valeo SA	9,713	303,929
Yokohama Rubber Co. Ltd. (The)(a)	8,000	169,365

		23,421,961

Automobiles - 2.7%
Aston Martin Lagonda Global Holdings plc*(b)	8,000	131,061
Bayerische Motoren Werke AG	14,760	1,244,145
Bayerische Motoren Werke AG (Preference)	7,544	557,903
Daimler AG (Registered)	54,694	3,242,111
Ferrari NV	3,444	429,167
Fiat Chrysler Automobiles NV*	52,480	898,335
Honda Motor Co. Ltd.	100,800	3,009,273
Isuzu Motors Ltd.	36,200	537,528
Mazda Motor Corp.	16,600	182,885
Mitsubishi Motors Corp.	17,300	106,982
Nissan Motor Co. Ltd.	139,800	1,190,542
Peugeot SA	22,796	575,198
Porsche Automobil Holding SE (Preference)	9,594	625,290
Renault SA	9,430	669,245
Subaru Corp.	30,700	719,897
Suzuki Motor Corp.	17,100	891,532
Toyota Motor Corp.	140,700	8,629,721
Trigano SA	1,214	117,709
Volkswagen AG	4,100	715,091
Volkswagen AG (Preference)	8,610	1,468,298
Yamaha Motor Co. Ltd.(a)	18,700	399,671

		26,341,584

Banks - 10.8%
77 Bank Ltd. (The)	2,300	40,556
ABN AMRO Group NV, CVA(b)	25,830	643,751
AIB Group plc	48,954	219,072
Aichi Bank Ltd. (The)(a)	8,600	280,134

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Akita Bank Ltd. (The)	7,900	158,610
Aozora Bank Ltd.	12,600	387,853
Australia & New Zealand Banking Group Ltd.	146,042	2,665,358
Banca Monte dei Paschi di Siena SpA*(a)	214,114	303,421
Banca Popolare di Sondrio SCPA	13,387	35,760
Banco Bilbao Vizcaya Argentaria SA	376,708	2,234,751
Banco BPM SpA*(a)	144,996	281,441
Banco Comercial Portugues SA, Class R*(a)	832,546	230,229
Banco de Sabadell SA	375,560	430,678
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	885,928	4,200,418
Bank Hapoalim BM	76,588	518,351
Bank Leumi Le-Israel BM	57,482	379,548
Bank of Cyprus Holdings plc*	152,349	196,490
Bank of East Asia Ltd. (The)	20,589	69,140
Bank of Georgia Group plc	2,000	40,311
Bank of Ireland Group plc	32,882	197,330
Bank of Kyoto Ltd. (The)	2,600	110,493
Bank of Montreal	20,828	1,525,346
Bank of Nova Scotia (The)	63,304	3,605,527
Bank of Okinawa Ltd. (The)	4,240	120,970
Bank of Queensland Ltd.	41,406	307,044
Bank of the Ryukyus Ltd.	23,861	249,068
Bankia SA(a)	33,120	96,529
Bankinter SA	21,280	166,236
Banque Cantonale de Geneve(a)	480	94,587
Banque Cantonale Vaudoise (Registered)	186	147,735
Barclays plc	782,362	1,627,922
BAWAG Group AG(b)	4,920	208,656
Bendigo & Adelaide Bank Ltd.	3,078	24,194
Berner Kantonalbank AG (Registered)	640	135,793
BNP Paribas SA	62,894	2,956,351
BPER Banca(a)	431,484	1,463,534
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	7,790	827,718
CaixaBank SA	216,808	820,464
Canadian Imperial Bank of Commerce(a)	22,878	1,940,789
Canadian Western Bank	9,211	206,341
Chiba Bank Ltd. (The)	17,400	105,842
comdirect bank AG	7,483	86,207
Commerzbank AG*	19,040	136,787
Commonwealth Bank of Australia	50,922	2,595,743
Concordia Financial Group Ltd.	43,121	177,508
Credit Agricole SA	73,308	837,724
Credito Emiliano SpA(a)	102,148	583,704
Credito Valtellinese SpA*(a)	4,329,354	324,889
CYBG plc	24,880	57,373
Dah Sing Banking Group Ltd.	24,640	48,045
Dah Sing Financial Holdings Ltd.	5,340	29,467
Danske Bank A/S	32,554	602,861

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
DBS Group Holdings Ltd.	62,929	1,119,445
DNB ASA	44,034	780,730
Ehime Bank Ltd. (The)	41,500	400,776
Eighteenth Bank Ltd. (The)	16,600	404,361
Erste Group Bank AG*	11,644	406,172
FIBI Holdings Ltd.	9,235	257,993
FinecoBank Banca Fineco SpA	6,110	66,520
Fukuoka Financial Group, Inc.	14,100	311,073
Graubuendner Kantonalbank	81	117,977
Gunma Bank Ltd. (The)	38,900	171,570
Hachijuni Bank Ltd. (The)	57,400	254,220
Hang Seng Bank Ltd.	24,600	563,060
Heartland Group Holdings Ltd.	211,160	202,116
Hiroshima Bank Ltd. (The)	32,000	185,243
Hokkoku Bank Ltd. (The)	18,600	559,726
Hokuhoku Financial Group, Inc.	16,400	188,066
HSBC Holdings plc	646,652	5,434,728
Hyakugo Bank Ltd. (The)	283,800	1,027,448
Hyakujushi Bank Ltd. (The)	24,600	572,787
ING Groep NV	214,922	2,543,066
Intesa Sanpaolo SpA	793,924	1,817,239
Israel Discount Bank Ltd., Class A	73,900	260,961
Juroku Bank Ltd. (The)	26,400	578,796
Jyske Bank A/S (Registered)	800	30,060
KBC Group NV	11,890	808,768
Keiyo Bank Ltd. (The)	117,100	738,129
Kiyo Bank Ltd. (The)	51,400	740,088
Laurentian Bank of Canada(a)	40,016	1,345,852
Liberbank SA*	1,469,686	728,184
Liechtensteinische Landesbank AG	1,920	125,987
Lloyds Banking Group plc	3,970,850	3,024,380
Luzerner Kantonalbank AG (Registered)	259	124,266
Mebuki Financial Group, Inc.	90,810	254,498
Mediobanca Banca di Credito Finanziario SpA	27,552	240,144
Mitsubishi UFJ Financial Group, Inc.	675,300	3,621,291
Miyazaki Bank Ltd. (The)	8,500	213,769
Mizrahi Tefahot Bank Ltd.	12,333	229,161
Mizuho Financial Group, Inc.	1,254,600	2,068,136
Musashino Bank Ltd. (The)	27,700	635,550
Nanto Bank Ltd. (The)	19,946	407,058
National Australia Bank Ltd.	74,128	1,289,643
National Bank of Canada	21,156	995,539
Nordea Bank Abp	150,634	1,368,106
North Pacific Bank Ltd.	22,600	60,430
Ogaki Kyoritsu Bank Ltd. (The)(a)	44,000	915,336
Oita Bank Ltd. (The)	8,700	266,604
Oversea-Chinese Banking Corp. Ltd.	131,200	1,123,052
Permanent TSB Group Holdings plc*	56,800	106,887
Raiffeisen Bank International AG	11,873	314,434
Resona Holdings, Inc.	114,300	577,539
Ringkjoebing Landbobank A/S	1,100	58,914
Royal Bank of Canada	42,230	3,216,207
Royal Bank of Scotland Group plc	205,164	650,148
San-In Godo Bank Ltd. (The)	24,800	179,796

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Sbanken ASA(b)	12,000	108,981
Seven Bank Ltd.	48,600	144,688
Shiga Bank Ltd. (The)	1,000	23,275
Shikoku Bank Ltd. (The)	42,400	408,689
Shinsei Bank Ltd.	24,600	332,732
Shizuoka Bank Ltd. (The)	3,100	25,978
Skandinaviska Enskilda Banken AB, Class A	51,660	541,310
Skandinaviska Enskilda Banken AB, Class C	7,040	76,180
Societe Generale SA	36,080	1,123,596
Spar Nord Bank A/S	64,042	542,303
SpareBank 1 Nord Norge	92,168	722,157
Sparebank 1 Oestlandet	16,416	164,871
SpareBank 1 SMN	106,682	1,096,772
SpareBank 1 SR-Bank ASA	8,041	87,059
St Galler Kantonalbank AG (Registered)	110	55,105
Standard Chartered plc	149,322	1,205,857
Sumitomo Mitsui Financial Group, Inc.	69,300	2,575,747
Sumitomo Mitsui Trust Holdings, Inc.	22,800	864,611
Suruga Bank Ltd.(a)	224,000	959,147
Svenska Handelsbanken AB, Class A	29,356	318,634
Svenska Handelsbanken AB, Class B	26,814	310,011
Swedbank AB, Class A	32,390	734,277
Sydbank A/S	63,608	1,472,186
TBC Bank Group plc	28,372	537,436
Toho Bank Ltd. (The)	22,732	65,378
TOMONY Holdings, Inc.	175,100	648,399
Toronto-Dominion Bank (The)	54,776	3,086,442
Unicaja Banco SA(b)	776,622	913,413
UniCredit SpA	122,836	1,421,885
Unione di Banche Italiane SpA(a)	86,420	222,025
United Overseas Bank Ltd.	51,426	963,389
Valiant Holding AG (Registered)	1,722	186,068
Van Lanschot Kempen NV, CVA*	36,818	866,060
Walliser Kantonalbank (Registered)	960	111,279
Westpac Banking Corp.	96,678	1,730,597
Yamagata Bank Ltd. (The)	2,200	39,864
Yamaguchi Financial Group, Inc.	19,000	193,265
Yamanashi Chuo Bank Ltd. (The)	16,400	208,862

		105,505,206

Beverages - 1.2%
AG Barr plc	4,785	47,460
Anheuser-Busch InBev SA/NV	28,982	2,215,142
Asahi Group Holdings Ltd.	17,200	718,313
Britvic plc	16,720	193,660
C&C Group plc	20,320	76,943
Carlsberg A/S, Class B	3,198	366,348
Coca-Cola Amatil Ltd.	37,064	227,012
Coca-Cola Bottlers Japan Holdings, Inc.	3,354	103,397
Coca-Cola European Partners plc	8,200	390,156
Coca-Cola HBC AG, DI*	4,000	134,597

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Cott Corp.	2,631	39,847
Davide Campari-Milano SpA	13,794	124,170
Diageo plc	76,752	2,929,453
Fevertree Drinks plc	3,795	128,348
Goldin Financial Holdings Ltd.*	60,000	20,187
Heineken Holding NV	2,788	242,491
Heineken NV	5,986	538,364
Ito En Ltd.	800	35,542
Kirin Holdings Co. Ltd.	29,338	698,203
Molson Coors Canada, Inc., Class B	8,036	544,585
Pernod Ricard SA	6,806	1,132,384
Remy Cointreau SA	580	67,550
Royal Unibrew A/S	1,210	91,193
Sapporo Holdings Ltd.(a)	1,800	41,034
Suntory Beverage & Food Ltd.	3,000	132,730
Takara Holdings, Inc.	8,600	98,304
Treasury Wine Estates Ltd.	22,632	254,958

		11,592,371

Biotechnology - 0.4%
Abcam plc	10,049	175,416
BioGaia AB, Class B	1,134	46,126
Biotest AG (Preference)	972	25,652
Cellectis SA*	178	3,133
CSL Ltd.	14,104	2,002,487
DBV Technologies SA*(a)	3,440	45,117
Galapagos NV*(a)	1,680	173,109
Genmab A/S*	1,162	169,151
Genus plc	6,007	175,896
Grifols SA	10,332	269,712
Grifols SA (Preference), Class B	5,680	106,236
HEALIOS KK*	1,100	16,667
Knight Therapeutics, Inc.*	11,684	70,106
PeptiDream, Inc.*(a)	2,500	106,473
SanBio Co. Ltd.*(a)	2,200	145,750
Swedish Orphan Biovitrum AB*	6,345	149,802
Vitrolife AB	4,445	78,442

		3,759,275

Building Products - 1.1%
AGC, Inc.	6,200	209,933
Aica Kogyo Co. Ltd.	1,500	52,582
Assa Abloy AB, Class B	29,684	552,028
Belimo Holding AG (Registered)	21	91,337
Bunka Shutter Co. Ltd.	50,900	349,841
Central Glass Co. Ltd.	33,000	727,740
Cie de Saint-Gobain	26,076	901,218
Daikin Industries Ltd.	8,800	951,319
dormakaba Holding AG*(a)	212	139,752
Geberit AG (Registered)	820	320,776
GWA Group Ltd.(a)	100,614	205,416
Inwido AB	22,194	142,281
James Halstead plc	4,686	28,355
Kingspan Group plc	4,894	200,478
Lindab International AB	63,058	507,405
Munters Group AB(b)	28,640	116,494
Nibe Industrier AB, Class B	9,994	113,447
Nichias Corp.	6,500	112,524
Nichiha Corp.(a)	28,300	724,728

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
Nippon Sheet Glass Co. Ltd.(a)	84,700	763,491
Nitto Boseki Co. Ltd.	26,300	462,298
Okabe Co. Ltd.	37,700	296,529
Reliance Worldwide Corp. Ltd.(a)	52,795	185,163
Rockwool International A/S, Class A	220	51,223
Rockwool International A/S, Class B	402	107,745
Sanwa Holdings Corp.	9,800	112,561
Schweiter Technologies AG	56	53,059
Sekisui Jushi Corp.	11,200	210,868
Takara Standard Co. Ltd.	8,976	128,912
Takasago Thermal Engineering Co. Ltd.	9,100	143,319
Tarkett SA	698	15,201
TOTO Ltd.	3,900	151,047
Tyman plc	204,754	624,877
Uponor OYJ	49,533	563,535

		10,317,482

Capital Markets - 2.5%
3i Group plc	61,090	682,746
Amundi SA(b)	1,440	82,947
Anima Holding SpA(b)	296,133	1,219,874
Ashmore Group plc	23,895	127,051
ASX Ltd.	2,924	135,832
Avanza Bank Holding AB	1,367	62,070
Azimut Holding SpA(a)	113,312	1,439,320
Banca Generali SpA	1,397	33,022
Bolsas y Mercados Espanoles SHMSF SA	965	29,210
Brederode SA*	9,754	646,911
Brewin Dolphin Holdings plc	40,522	159,381
Brookfield Asset Management, Inc., Class A	29,028	1,249,709
Bure Equity AB	10,080	123,894
Burford Capital Ltd.	9,911	239,367
CI Financial Corp.	20,867	281,076
Close Brothers Group plc	16,395	320,267
Credit Suisse Group AG (Registered)*	130,462	1,579,983
Daiwa Securities Group, Inc.	94,600	470,957
Deutsche Bank AG (Registered)	84,296	749,235
Deutsche Boerse AG	6,152	820,622
EFG International AG*(a)	58,466	346,518
Euronext NV(b)	1,650	101,954
Fairfax India Holdings Corp.*(b)	94,179	1,213,967
Fiera Capital Corp.(a)	34,932	319,982
Flow Traders(b)	3,572	110,665
Gimv NV	14,432	828,000
Haitong International Securities Group Ltd.(a)	93,301	32,580
Hargreaves Lansdown plc	5,061	108,717
Hong Kong Exchanges & Clearing Ltd.	37,037	1,151,698
IG Group Holdings plc	673	5,622
IGM Financial, Inc.	8,770	225,577
Intermediate Capital Group plc	18,532	247,680
Investec plc	18,480	118,922

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
IOOF Holdings Ltd.(a)	37,120	136,142
Jafco Co. Ltd.	300	10,503
Japan Exchange Group, Inc.	19,400	340,654
Julius Baer Group Ltd.*	4,160	166,970
Jupiter Fund Management plc	4,560	19,639
London Stock Exchange Group plc	9,430	568,011
Macquarie Group Ltd.	10,742	912,333
Magellan Financial Group Ltd.(a)	14,924	310,568
Man Group plc	79,920	149,969
Marusan Securities Co. Ltd.	3,500	25,760
Mason Group Holdings Ltd.*	2,078,905	30,203
Monex Group, Inc.	15,400	53,772
Natixis SA	19,440	99,754
Nomura Holdings, Inc.	143,200	581,458
Okasan Securities Group, Inc.(a)	29,600	129,736
Partners Group Holding AG	574	394,874
Pendal Group Ltd.(a)	6,964	38,083
Perpetual Ltd.	6,880	163,991
Platinum Asset Management Ltd.(a)	31,440	103,389
Quilter plc(b)	166,542	269,027
Rathbone Brothers plc	1,140	34,701
Ratos AB, Class B	204,918	587,988
Rothschild & Co.	6,888	228,415
Sanne Group plc	13,604	89,477
SBI Holdings, Inc.	11,200	238,552
Schroders plc	960	32,972
Schroders plc (Non-Voting)	4,377	118,609
Sparx Group Co. Ltd.	56,700	96,384
St James’s Place plc	12,720	156,951
TMX Group Ltd.	1,545	93,126
Tokai Tokyo Financial Holdings, Inc.	37,200	163,389
TP ICAP plc	5,817	24,104
UBS Group AG (Registered)*	212,872	2,757,187
Value Partners Group Ltd.(a)	8,000	5,913
Vontobel Holding AG (Registered)	339	19,118
Vostok New Ventures Ltd., SDR*(a)	6,341	52,566
VZ Holding AG	57	15,139
Yunfeng Financial Group Ltd.*	136,000	79,208

		24,563,991

Chemicals - 3.0%
ADEKA Corp.	4,200	66,147
Air Liquide SA	12,352	1,501,661
Air Water, Inc.	6,000	99,954
Akzo Nobel NV	6,195	535,693
Arkema SA	4,920	468,121
Asahi Kasei Corp.	52,700	577,216
BASF SE	50,348	3,686,997
Borregaard ASA(a)	6,375	56,609
Chemtrade Logistics Income Fund	14,560	117,518
Chr Hansen Holding A/S	2,952	280,369
Chugoku Marine Paints Ltd.(a)	26,400	235,545
CI Takiron Corp.(a)	64,500	346,118
Clariant AG (Registered)*	12,738	253,194
Corbion NV	3,198	90,858
Covestro AG(b)	7,216	398,930

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Croda International plc	4,838	306,815
Daicel Corp.	15,700	164,458
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	16,400	419,381
Denka Co. Ltd.	10,900	349,545
DIC Corp.(a)	2,899	92,833
DuluxGroup Ltd.	12,466	62,264
Elementis plc	9,933	23,820
Elkem ASA*(b)	28,160	81,570
EMS-Chemie Holding AG (Registered)	444	221,978
Evonik Industries AG	4,000	109,513
FUCHS PETROLUB SE	3,256	143,092
FUCHS PETROLUB SE (Preference)	2,151	100,997
Fujimori Kogyo Co. Ltd.	11,900	310,321
Fuso Chemical Co. Ltd.(a)	1,100	21,529
Givaudan SA (Registered)	246	597,085
Hexpol AB	5,784	51,177
Incitec Pivot Ltd.	54,091	130,548
Ishihara Sangyo Kaisha Ltd.*	39,700	404,186
Israel Chemicals Ltd.	29,862	173,012
Israel Corp. Ltd. (The)	243	69,959
JCU Corp.	8,100	116,182
Johnson Matthey plc	3,360	134,498
JSP Corp.	18,700	382,832
JSR Corp.	8,300	133,923
K+S AG (Registered)	714	13,911
Kaneka Corp.	4,400	171,828
Kansai Paint Co. Ltd.	6,100	107,057
Kanto Denka Kogyo Co. Ltd.(a)	35,200	292,067
KH Neochem Co. Ltd.(a)	9,800	229,714
Koninklijke DSM NV	5,166	483,584
Konishi Co. Ltd.(a)	17,700	257,132
Kumiai Chemical Industry Co. Ltd.(a)	29,948	185,747
Kuraray Co. Ltd.	26,100	400,745
Kureha Corp.	3,800	238,133
LANXESS AG	4,799	264,428
Lenzing AG(a)	485	47,582
Lintec Corp.	1,800	39,877
Methanex Corp.	4,838	263,764
Mitsubishi Chemical Holdings Corp.	90,900	779,370
Mitsubishi Gas Chemical Co., Inc.	17,400	274,198
Mitsui Chemicals, Inc.	16,800	420,502
Moriroku Holdings Co. Ltd.	8,300	195,774
Nihon Parkerizing Co. Ltd.	7,600	89,806
Nippon Kayaku Co. Ltd.	15,100	189,947
Nippon Paint Holdings Co. Ltd.(a)	5,200	173,923
Nippon Shokubai Co. Ltd.	400	26,463
Nippon Soda Co. Ltd.	27,839	705,504
Nissan Chemical Corp.	3,800	201,819
Nitto Denko Corp.	3,300	186,180
NOF Corp.	2,000	65,883
Novozymes A/S, Class B	7,134	298,324
Nufarm Ltd.(a)	9,690	44,088
Nutrien Ltd.	19,106	990,288
OCI NV*	1,318	27,948

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Okamoto Industries, Inc.	600	30,819
Orica Ltd.	4,722	59,048
Osaka Soda Co. Ltd.(a)	17,200	393,689
Sakata INX Corp.(a)	33,200	362,720
Sanyo Chemical Industries Ltd.(a)	11,600	555,325
Scapa Group plc	24,480	110,132
Shikoku Chemicals Corp.	10,000	110,264
Shin-Etsu Chemical Co. Ltd.	13,000	1,096,095
Shin-Etsu Polymer Co. Ltd.	23,200	174,592
Showa Denko KK(a)	9,900	331,122
Sika AG (Registered)(a)	4,920	649,652
Sirius Minerals plc*(a)	234,473	60,731
SOL SpA	3,009	38,670
Solvay SA	2,788	304,169
Sumitomo Bakelite Co. Ltd.	3,000	111,642
Sumitomo Chemical Co. Ltd.	68,600	356,773
Sumitomo Seika Chemicals Co. Ltd.	8,200	324,745
Symrise AG	3,690	307,395
Synthomer plc	37,452	176,570
T Hasegawa Co. Ltd.	900	13,290
Taiyo Holdings Co. Ltd.	900	27,332
Taiyo Nippon Sanso Corp.(a)	7,200	113,792
Tayca Corp.	8,100	131,291
Teijin Ltd.	8,200	141,501
Tenma Corp.	8,100	123,178
Tessenderlo Group SA*	779	27,665
Toagosei Co. Ltd.	6,900	80,203
Tokai Carbon Co. Ltd.(a)	11,000	150,198
Tokuyama Corp.	10,800	251,269
Tokyo Ohka Kogyo Co. Ltd.	700	19,650
Toray Industries, Inc.	60,700	450,049
Tosoh Corp.	13,800	195,657
Toyo Ink SC Holdings Co. Ltd.	1,600	36,225
Ube Industries Ltd.	9,400	211,960
Umicore SA	5,740	242,707
Victrex plc	3,740	112,466
Wacker Chemie AG	1,924	203,461
Yara International ASA	6,396	264,314
Zeon Corp.	8,000	81,889

		29,414,284

Commercial Services & Supplies - 0.8%
Babcock International Group plc	12,240	85,465
Bell System24 Holdings, Inc.(a)	5,600	74,457
Biffa plc(b)	52,800	123,909
Bilfinger SE	4,914	156,978
Boyd Group Income Fund	300	27,092
Brambles Ltd.	65,822	510,657
Bravida Holding AB(b)	12,702	93,083
CITIC Envirotech Ltd.	200,000	64,701
Cleanaway Waste Management Ltd.	120,181	158,172
Coor Service Management Holding AB(b)	16,960	131,035
Dai Nippon Printing Co. Ltd.	3,900	90,163
Daiseki Co. Ltd.	2,500	58,922
Derichebourg SA	25,026	114,405
Downer EDI Ltd.	46,412	241,965

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Duskin Co. Ltd.	5,700	137,118
Edenred	5,823	236,796
Elis SA	7,862	127,470
Elis SA - XLON	4,520	73,285
G4S plc	129,068	332,010
HomeServe plc	11,489	142,593
Intrum AB(a)	8,200	234,020
ISS A/S	1,600	45,306
IWG plc	39,525	116,413
Kokuyo Co. Ltd.	5,600	81,816
Lassila & Tikanoja OYJ	960	16,810
Loomis AB, Class B	2,271	81,279
Mitie Group plc(a)	387,122	597,847
Mitsubishi Pencil Co. Ltd.	1,800	36,900
Nippon Kanzai Co. Ltd.	1,300	22,421
Okamura Corp.	17,400	223,995
Park24 Co. Ltd.	2,200	52,418
PayPoint plc	3,648	40,789
Pilot Corp.	500	24,396
Prestige International, Inc.	2,000	23,799
Realord Group Holdings Ltd.*	32,000	20,472
Relia, Inc.	2,100	18,273
Rentokil Initial plc	60,024	266,090
Ritchie Bros Auctioneers, Inc.	4,230	152,123
Sato Holdings Corp.	1,100	26,007
Secom Co. Ltd.	5,400	451,579
Securitas AB, Class B	7,047	113,137
Serco Group plc*	57,046	82,845
SmartGroup Corp. Ltd.	918	7,001
Societe BIC SA	1,992	200,115
Sohgo Security Services Co. Ltd.	2,900	126,307
Tomra Systems ASA	2,590	67,183
Toppan Printing Co. Ltd.	15,000	245,475
Transcontinental, Inc., Class A	57,482	916,088
Waste Connections, Inc.	9,430	787,329

		8,058,509

Communications Equipment - 0.2%
Nokia OYJ	188,108	1,188,872
Telefonaktiebolaget LM Ericsson, Class A	29,046	261,333
Telefonaktiebolaget LM Ericsson, Class B	74,795	664,348

		2,114,553

Construction & Engineering - 2.4%
ACS Actividades de Construccion y Servicios SA	17,544	726,724
Aecon Group, Inc.	294	4,090
AF Gruppen ASA	2,860	47,024
Arcadis NV(a)	56,006	727,470
Badger Daylighting Ltd.(a)	2,812	74,855
Balfour Beatty plc	31,842	114,769
Boskalis Westminster(a)	218	5,751
Bouygues SA	7,872	279,292
Chiyoda Corp.(a)	4,000	12,129
Cie d’Entreprises CFE	282	29,996
CIMIC Group Ltd.	5,661	184,963
COMSYS Holdings Corp.	4,300	112,014
Dai-Dan Co. Ltd.	24,700	524,503

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Eiffage SA	2,706	254,362
Elecnor SA	38,950	548,832
Electra Ltd.	984	232,022
Ferrovial SA	18,860	423,513
FLSmidth & Co. A/S	2,798	131,109
Fomento de Construcciones y Contratas SA*	3,420	50,702
Galliford Try plc(a)	77,858	726,146
Gold-Finance Holdings Ltd.*(b)	89,827	3,835
Hazama Ando Corp.	32,800	216,999
Hibiya Engineering Ltd.	18,000	282,165
HOCHTIEF AG	442	66,186
Hong Kong International Construction Investment Management Group Co. Ltd.	162,000	49,343
Implenia AG (Registered)	9,758	344,250
JGC Corp.	5,400	82,367
John Laing Group plc(a)(b)	413,690	1,931,869
Kajima Corp.	19,900	282,692
Kandenko Co. Ltd.	3,000	28,172
Kier Group plc	122,508	831,550
Kinden Corp.	7,500	123,220
Koninklijke BAM Groep NV(a)	237,226	850,096
Koninklijke Volkerwessels NV	14,514	249,478
Kumagai Gumi Co. Ltd.	6,500	203,666
Kyowa Exeo Corp.	3,900	95,681
Kyudenko Corp.	2,100	75,352
Maeda Corp.	8,100	79,936
Maeda Road Construction Co. Ltd.	3,000	58,357
Maire Tecnimont SpA(a)	78,064	313,869
Meisei Industrial Co. Ltd.	41,500	268,455
Mirait Holdings Corp.(a)	13,700	197,764
Monadelphous Group Ltd.(a)	9,080	97,788
NCC AB, Class B(a)	246	3,718
Nippo Corp.(a)	2,000	38,188
Nippon Densetsu Kogyo Co. Ltd.	1,700	37,271
Nishimatsu Construction Co. Ltd.	2,600	60,515
Obayashi Corp.	32,900	312,283
Okumura Corp.	3,000	94,689
Peab AB	3,999	33,284
Penta-Ocean Construction Co. Ltd.	17,100	100,089
Porr Ag(a)	6,880	157,731
Raito Kogyo Co. Ltd.(a)	41,100	501,146
RCR Tomlinson Ltd.(d)	28,512	18,087
Sacyr SA(a)	247,066	596,475
Sacyr SA*(d)	7,059	17,042
Salini Impregilo SpA(a)	223,204	491,742
Sanki Engineering Co. Ltd.	34,400	359,078
Shapir Engineering and Industry Ltd.	18,954	66,462
Shikun & Binui Ltd.*	131,446	240,045
Shimizu Corp.	31,200	265,184
Shinnihon Corp.	16,200	149,154
SHO-BOND Holdings Co. Ltd.	600	42,397
Skanska AB, Class B	19,711	344,557
SNC-Lavalin Group, Inc.	6,642	184,952
Sumitomo Densetsu Co. Ltd.	16,400	268,084
Sumitomo Mitsui Construction Co. Ltd.	141,040	899,401

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Sweco AB, Class B	3,381	69,360
Taihei Dengyo Kaisha Ltd.	16,600	370,652
Taikisha Ltd.(a)	4,500	119,622
Taisei Corp.	11,700	549,361
Takamatsu Construction Group Co. Ltd.	13,600	350,029
Toda Corp.(a)	25,000	160,112
Toenec Corp.	8,200	235,082
Tokyu Construction Co. Ltd.	66,400	617,447
Toshiba Plant Systems & Services Corp.	3,800	71,370
Totetsu Kogyo Co. Ltd.	1,800	48,444
Veidekke ASA(a)	14,056	153,350
Vinci SA	14,514	1,280,366
WSP Global, Inc.	1,210	62,135
YIT OYJ(a)	152,520	987,926
Yokogawa Bridge Holdings Corp.	27,600	501,634
Yurtec Corp.	33,000	278,967

		23,080,787

Construction Materials - 0.5%
Adelaide Brighton Ltd.	8,796	28,669
Boral Ltd.	6,400	23,099
Brickworks Ltd.(a)	9,360	112,405
Buzzi Unicem SpA(a)	5,653	108,131
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	23,502
Cementir Holding SpA	58,498	399,385
CRH plc	30,586	881,132
CSR Ltd.	537,750	1,144,933
Fletcher Building Ltd.*	17,649	61,207
HeidelbergCement AG	9,266	641,764
Ibstock plc(b)	9,600	30,636
Imerys SA	33	1,742
James Hardie Industries plc, CHDI(a)	7,840	87,634
Krosaki Harima Corp.	2,700	141,909
LafargeHolcim Ltd. (Registered)*	16,892	793,946
Mitani Sekisan Co. Ltd.	8,300	195,164
Rhi Magnesita NV	2,800	157,054
Sumitomo Osaka Cement Co. Ltd.(a)	1,700	75,292
Taiheiyo Cement Corp.	8,300	283,709
Wienerberger AG	3,846	86,497

		5,277,810

Consumer Finance - 0.6%
Acom Co. Ltd.	57,400	200,950
AEON Financial Service Co. Ltd.	4,800	92,930
Aiful Corp.*	2,100	5,364
Allied Properties HK Ltd.	1,718,000	389,723
Amigo Holdings plc(a)(b)	24,080	76,989
B2Holding ASA(a)	335,764	568,409
Cembra Money Bank AG	3,198	276,251
Credit Corp. Group Ltd.(a)	6,029	96,625
Credit Saison Co. Ltd.	16,600	218,120
Eclipx Group Ltd.(a)	203,420	330,762
Hitachi Capital Corp.	9,700	220,596
Hoist Finance AB(a)(b)	51,824	251,179
Hong Leong Finance Ltd.	205,000	399,435

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - (continued)
J Trust Co. Ltd.(a)	36,100	135,338
Jaccs Co. Ltd.	22,800	390,929
Provident Financial plc*(a)	232,716	1,609,000
Resurs Holding AB(b)	76,930	505,937
Sun Hung Kai & Co. Ltd.	105,996	50,116

		5,818,653

Containers & Packaging - 0.4%
Amcor Ltd.	25,338	252,186
BillerudKorsnas AB(a)	12,245	154,496
Cascades, Inc.	66,502	504,854
CCL Industries, Inc., Class B	2,960	124,864
DS Smith plc	48,790	216,418
FP Corp.(a)	600	34,016
Fuji Seal International, Inc.	2,000	66,434
Huhtamaki OYJ	2,051	67,473
Intertape Polymer Group, Inc.(a)	57,236	858,998
Mayr Melnhof Karton AG	275	36,288
Orora Ltd.	44,370	102,234
Pack Corp. (The)	1,200	31,767
Pact Group Holdings Ltd.(a)	120,607	333,295
Rengo Co. Ltd.	16,800	146,651
RPC Group plc	34,549	361,307
Smurfit Kappa Group plc	8,856	255,875
Toyo Seikan Group Holdings Ltd.	5,600	125,862
Vidrala SA	1,239	113,877
Winpak Ltd.	4,494	160,351

		3,947,246

Distributors - 0.2%
Arata Corp.(a)	11,700	469,269
Bapcor Ltd.(a)	25,156	113,173
Canon Marketing Japan, Inc.	3,700	71,600
Doshisha Co. Ltd.	1,800	27,588
Jardine Cycle & Carriage Ltd.	10,522	295,553
PALTAC Corp.	800	38,372
Uni-Select, Inc.	43,460	639,341

		1,654,896

Diversified Consumer Services - 0.2%
AA plc	450,405	494,607
AcadeMedia AB*(a)(b)	51,086	265,389
G8 Education Ltd.(a)	409,918	947,487
IDP Education Ltd.	6,853	56,714
InvoCare Ltd.(a)	4,344	38,643

		1,802,840

Diversified Financial Services - 1.1%
Ackermans & van Haaren NV	784	125,674
Aker ASA, Class A	760	53,412
AMP Ltd.	78,246	128,940
Banca Farmafactoring SpA(b)	58,056	341,076
Banca IFIS SpA	15,334	295,244
Banca Mediolanum SpA(a)	28,463	173,914
Banque Nationale de Belgique	122	340,173
Cerved Group SpA	10,505	92,695
Challenger Ltd.(a)	11,680	61,659
doBank SpA(a)(b)	26,076	356,059
ECN Capital Corp.	308,238	896,573
Element Fleet Management Corp.	37,474	202,022
Eurazeo SE	4,182	311,431
EXOR NV	5,248	336,017

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
FFP	1,130	119,030
First Pacific Co. Ltd.	320,000	138,249
Fuyo General Lease Co. Ltd.	700	34,862
GRENKE AG	495	45,553
Groupe Bruxelles Lambert SA	1,760	166,125
HAL Trust(a)	1,781	277,931
IBJ Leasing Co. Ltd.	30,238	695,727
Industrivarden AB, Class A	8,378	176,686
Industrivarden AB, Class C	250	5,144
Investor AB, Class A	2,092	91,845
Investor AB, Class B	18,040	791,808
Japan Securities Finance Co. Ltd.	41,000	224,534
KBC Ancora	1,377	61,621
Kinnevik AB, Class A	7,708	188,286
Kinnevik AB, Class B	3,760	91,680
L E Lundbergforetagen AB, Class B	1,348	41,570
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,500	109,841
Onex Corp.	1,520	85,971
ORIX Corp.	67,100	1,011,155
Pargesa Holding SA	1,265	99,902
Plus500 Ltd.(a)	82,984	1,675,626
Ricoh Leasing Co. Ltd.	19,400	593,605
Sofina SA	330	65,584
SRH NV*‡(d)	2,857	—
Standard Life Aberdeen plc	85,690	283,662
Tokyo Century Corp.	600	28,007
Wendel SA	1,377	168,274
Zenkoku Hosho Co. Ltd.	1,600	55,940

		11,043,107

Diversified Telecommunication Services - 1.4%
BCE, Inc.	4,650	202,280
Bezeq The Israeli Telecommunication Corp. Ltd.	3,283	2,632
BT Group plc	435,256	1,330,624
Cellnex Telecom SA(a)(b)	8,534	240,794
Chorus Ltd.(a)	38,130	129,590
Deutsche Telekom AG (Registered)	96,760	1,575,477
Elisa OYJ	5,369	225,172
Euskaltel SA(b)	24,242	222,532
Gamma Communications plc	1,701	18,348
HKBN Ltd.	51,500	79,416
HKT Trust & HKT Ltd.	172,400	253,985
Iliad SA(a)	1,200	137,832
Infrastrutture Wireless Italiane SpA(b)	5,179	41,301
Inmarsat plc	3,680	17,887
Internet Initiative Japan, Inc.	2,300	54,082
Koninklijke KPN NV	163,862	505,219
Nippon Telegraph & Telephone Corp.	29,800	1,279,020
Orange SA	113,078	1,760,726
PCCW Ltd.	206,035	122,623
Proximus SADP	11,194	300,691
Singapore Telecommunications Ltd.	196,800	442,001
Spark New Zealand Ltd.	76,024	213,821

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
SpeedCast International Ltd.(a)	65,120	138,173
Sunrise Communications Group AG*(a)(b)	2,863	241,686
Swisscom AG (Registered)	400	191,916
TalkTalk Telecom Group plc	124,951	183,433
Telecom Italia SpA*	319,704	178,286
Telecom Italia SpA (Retirement Savings Plan)	367,536	180,121
Telefonica Deutschland Holding AG	14,053	49,343
Telefonica SA	223,368	1,920,996
Telekom Austria AG*	1,426	10,930
Telenor ASA	23,370	442,236
Telia Co. AB	92,742	403,678
Telstra Corp. Ltd.	81,520	184,859
TELUS Corp.	8,610	301,707
United Internet AG (Registered)	5,988	237,665
Vocus Group Ltd.*(a)	70,640	173,579

		13,994,661

Electric Utilities - 1.4%
Acciona SA	1,497	142,744
Alpiq Holding AG (Registered)*(a)	1,915	148,629
AusNet Services(a)	147,818	177,839
BKW AG	1,400	98,639
Chubu Electric Power Co., Inc.	32,000	505,596
Chugoku Electric Power Co., Inc. (The)(a)	4,206	57,469
CK Infrastructure Holdings Ltd.	24,000	193,763
CLP Holdings Ltd.	63,500	735,210
Contact Energy Ltd.	20,140	84,373
EDP - Energias de Portugal SA	139,318	509,955
Electricite de France SA	14,693	243,282
Elia System Operator SA/NV	1,089	79,848
Emera, Inc.(a)	5,346	187,250
Endesa SA	14,596	365,445
Enel SpA	380,972	2,302,013
EVN AG	2,240	36,292
Fortis, Inc.	10,414	371,583
Fortum OYJ	11,398	259,219
Genesis Energy Ltd.	13,435	24,787
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	174,000	177,178
Hokkaido Electric Power Co., Inc.(a)	10,100	69,882
Hokuriku Electric Power Co.*	15,000	131,765
Hydro One Ltd.(b)	15,088	236,551
Iberdrola SA	173,467	1,433,122
Iberdrola SA*(d)	3,760	31,064
Infratil Ltd.	37,798	98,837
Kansai Electric Power Co., Inc. (The)	45,100	685,431
Kyushu Electric Power Co., Inc.(a)	32,800	405,668
Mercury NZ Ltd.	17,270	42,284
Okinawa Electric Power Co., Inc. (The)	11,215	212,181
Orsted A/S(b)	5,740	413,724
Power Assets Holdings Ltd.	41,500	278,987
Red Electrica Corp. SA	10,377	239,332

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Romande Energie Holding SA (Registered)	76	87,330
Shikoku Electric Power Co., Inc.(a)	8,600	108,577
Spark Infrastructure Group	1,230	2,161
SSE plc	61,910	952,842
Terna Rete Elettrica Nazionale SpA	58,384	359,885
Tohoku Electric Power Co., Inc.	13,400	181,244
Tokyo Electric Power Co. Holdings, Inc.*	59,815	367,695
Trustpower Ltd.	25,928	112,038
Verbund AG	3,625	185,597

		13,337,311

Electrical Equipment - 1.1%
ABB Ltd. (Registered)	50,922	972,913
Daihen Corp.	16,600	371,414
Fagerhult AB(a)	3,005	24,446
Fuji Electric Co. Ltd.	4,800	147,753
Fujikura Ltd.	4,700	20,557
Furukawa Electric Co. Ltd.	11,200	334,467
Futaba Corp.	3,400	53,517
Huber + Suhner AG (Registered)	867	67,028
Johnson Electric Holdings Ltd.	40,500	92,079
Legrand SA	9,758	579,547
Mabuchi Motor Co. Ltd.	2,000	70,017
Melrose Industries plc	160,884	356,922
Mersen SA	4,800	157,522
Mitsubishi Electric Corp.	75,700	949,815
Nexans SA(a)	30,504	913,547
Nidec Corp.	7,755	928,491
Nippon Carbon Co. Ltd.(a)	8,300	328,324
Nissin Electric Co. Ltd.(a)	31,700	277,007
Nitto Kogyo Corp.(a)	8,200	147,906
Nordex SE*	21,484	245,286
OSRAM Licht AG	4,286	182,506
Prysmian SpA	9,662	207,653
Sanyo Denki Co. Ltd.	11,400	430,001
Schneider Electric SE	18,204	1,296,738
Siemens Gamesa Renewable Energy SA*	8,096	115,007
Signify NV(b)	10,165	252,755
Sinfonia Technology Co. Ltd.(a)	15,800	196,429
Somfy SA	275	21,773
TKH Group NV, CVA	2,194	106,138
Ushio, Inc.	5,900	67,062
Vestas Wind Systems A/S	7,626	630,529

		10,545,149

Electronic Equipment, Instruments & Components - 1.8%
accesso Technology Group plc*	3,760	70,729
Alps Alpine Co. Ltd.	11,748	246,877
ALSO Holding AG (Registered)*	1,120	145,179
Amano Corp.	2,600	54,064
Anritsu Corp.(a)	6,200	109,837
AT&S Austria Technologie & Systemtechnik AG(a)	26,650	550,432
Azbil Corp.	3,000	63,016
Barco NV(a)	440	53,921
Canon Electronics, Inc.	13,200	216,624
Carel Industries SpA*(b)	12,720	138,512

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Celestica, Inc.*	93,070	925,527
Citizen Watch Co. Ltd.	32,000	170,541
CMK Corp.(a)	57,400	368,145
Comet Holding AG (Registered)*(a)	1,120	99,853
CONEXIO Corp.	18,600	235,512
Daiwabo Holdings Co. Ltd.	16,400	878,545
Datalogic SpA	535	14,488
Dexerials Corp.(a)	38,200	309,587
Electrocomponents plc	24,158	172,494
Evertz Technologies Ltd.	1,712	21,066
FIH Mobile Ltd.*	1,791,000	194,011
Halma plc	17,466	321,659
Hamamatsu Photonics KK	3,400	121,529
Hexagon AB, Class B	7,134	348,213
Hirose Electric Co. Ltd.	782	83,783
Hitachi High-Technologies Corp.	1,700	61,233
Hitachi Ltd.	46,600	1,461,415
Horiba Ltd.	800	39,180
Hosiden Corp.	35,200	266,838
Inficon Holding AG (Registered)*	110	58,542
Ingenico Group SA	440	24,037
Iriso Electronics Co. Ltd.	1,200	49,012
Japan Aviation Electronics Industry Ltd.	2,044	26,557
Japan Display, Inc.*(a)	351,100	232,282
Jenoptik AG	2,585	83,646
Kaga Electronics Co. Ltd.	10,300	190,895
Keyence Corp.	2,700	1,385,849
Koa Corp.	8,100	115,289
Kyocera Corp.	11,800	662,916
Lagercrantz Group AB, Class B	1,944	21,208
Landis+Gyr Group AG*(a)	2,640	170,705
LEM Holding SA (Registered)	27	32,386
Macnica Fuji Electronics Holdings, Inc.(a)	32,400	422,453
Meiko Electronics Co. Ltd.	16,600	303,233
Murata Manufacturing Co. Ltd.	6,400	906,809
Mycronic AB	3,001	38,378
Nichicon Corp.(a)	71,500	566,324
Nippon Ceramic Co. Ltd.	900	20,815
Nippon Signal Co. Ltd.(a)	42,500	369,429
Nissha Co. Ltd.(a)	34,500	450,786
Nohmi Bosai Ltd.	10,100	170,019
Ohara, Inc.	8,100	121,913
Oki Electric Industry Co. Ltd.(a)	1,200	15,459
Omron Corp.	8,500	347,560
Optex Group Co. Ltd.(a)	1,000	17,532
Renishaw plc	1,617	99,335
Ryosan Co. Ltd.	18,000	502,803
Sanshin Electronics Co. Ltd.(a)	8,100	125,039
Shimadzu Corp.	7,000	160,480
Siix Corp.(a)	2,028	28,418
Smart Metering Systems plc(a)	19,920	172,159
Spectris plc	3,026	103,534
Taiyo Yuden Co. Ltd.(a)	2,500	43,738
Tamura Corp.	91,300	505,032
TDK Corp.	4,300	338,611
Topcon Corp.(a)	2,200	29,554

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
V Technology Co. Ltd.(a)	2,200	312,120
Venture Corp. Ltd.	18,100	218,872
VSTECS Holdings Ltd.	660,000	318,784
Yaskawa Electric Corp.	14,700	413,324
Yokogawa Electric Corp.	8,000	148,635

		18,067,282

Energy Equipment & Services - 0.6%
Aker Solutions ASA*(b)	7,535	41,130
Borr Drilling Ltd.*	46,640	119,597
BW Offshore Ltd.*	84,050	400,119
CES Energy Solutions Corp.(a)	31,144	78,732
CGG SA*	546,038	1,028,797
Enerflex Ltd.	77,309	1,021,918
Ensign Energy Services, Inc.	154,816	594,131
Hunting plc	21,556	158,367
John Wood Group plc	6,800	48,411
Modec, Inc.	8,100	181,232
Northern Drilling Ltd.*	16,960	109,127
Ocean Yield ASA(a)	34,956	251,064
Odfjell Drilling Ltd.*(a)	40,528	119,320
Pason Systems, Inc.	2,356	37,081
Petrofac Ltd.	42,312	306,126
Petroleum Geo-Services ASA*	62,000	139,810
Saipem SpA*	41,391	197,148
SBM Offshore NV	9,020	149,247
Secure Energy Services, Inc.	18,144	112,183
Subsea 7 SA	17,002	193,242
TechnipFMC plc	17,056	391,606
Tecnicas Reunidas SA(a)	8,856	226,913
Tenaris SA	6,336	79,718
TGS NOPEC Geophysical Co. ASA	1,140	33,848
WorleyParsons Ltd.(a)	15,811	160,017

		6,178,884

Entertainment - 0.6%
Avex, Inc.	32,800	440,930
Capcom Co. Ltd.	2,600	55,665
Cineplex, Inc.	6,480	140,327
Cineworld Group plc(a)	76,731	263,442
CTS Eventim AG & Co. KGaA	1,375	58,503
Daiichikosho Co. Ltd.	1,100	51,953
DeNA Co. Ltd.	4,000	70,569
Entertainment One Ltd.	66,010	342,295
EVENT Hospitality and Entertainment Ltd.(a)	2,282	22,496
IGG, Inc.	813,000	1,235,036
Kinepolis Group NV	1,030	61,221
Koei Tecmo Holdings Co. Ltd.	1,728	28,930
Konami Holdings Corp.	2,200	101,277
Nexon Co. Ltd.*	9,800	149,661
Nintendo Co. Ltd.	3,300	1,025,811
Paradox Interactive AB(a)	952	15,637
Shochiku Co. Ltd.(a)	300	30,102
Square Enix Holdings Co. Ltd.	1,800	59,542
Toei Animation Co. Ltd.	900	38,868
Toei Co. Ltd.	2,000	245,704
Toho Co. Ltd.	4,100	149,375
Ubisoft Entertainment SA*	2,066	183,724

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Entertainment - (continued)
Vivendi SA	28,782	734,496

		5,505,564

Equity Real Estate Investment Trusts (REITs) - 2.5%
Abacus Property Group(a)	55,680	149,405
Activia Properties, Inc.	15	64,987
Advance Residence Investment Corp.(a)	41	121,308
Aedifica SA	1,145	110,230
AEON REIT Investment Corp.	29	33,948
ALE Property Group(a)	9,405	32,574
Allied Properties REIT	6,365	228,758
alstria office REIT-AG	6,756	101,864
Altarea SCA	120	24,895
Argosy Property Ltd.	64,665	53,598
Artis REIT	78,474	610,081
Ascendas REIT	123,000	250,638
Ascott Residence Trust	55,364	48,996
Assura plc	23,120	18,187
Aventus Retail Property Fund Ltd.	302,032	466,880
Befimmo SA	657	39,503
Big Yellow Group plc	18,267	230,321
British Land Co. plc (The)	16,528	124,667
BWP Trust	52,734	139,962
Canadian Apartment Properties REIT	5,068	180,600
CapitaLand Mall Trust	10,900	19,455
CapitaLand Retail China Trust	95,662	106,714
CDL Hospitality Trusts	36,800	45,704
Champion REIT	132,000	100,093
Charter Hall Education Trust(a)	52,383	119,169
Charter Hall Group	16,271	97,641
Charter Hall Long Wale REIT	86,319	274,416
Charter Hall Retail REIT	45,600	151,284
Choice Properties REIT	15,440	150,603
Cofinimmo SA	491	65,072
Comforia Residential REIT, Inc.	34	90,194
Covivio	4,583	469,608
Cromwell Property Group	213,520	165,029
Daiwa House REIT Investment Corp.	42	98,873
Derwent London plc	7,628	325,009
Dexus	41,984	351,433
Dream Global REIT	25,584	252,665
Dream Office REIT	7,025	125,758
ESR-REIT	1,443,200	563,477
Far East Hospitality Trust	53,300	26,360
First REIT	26,713	21,654
Fortune REIT	48,000	59,276
Frasers Centrepoint Trust	25,000	42,576
Frasers Commercial Trust	23,385	25,913
Frasers Hospitality Trust	39,200	21,427
Frasers Logistics & Industrial Trust(b)	125,180	100,542
Frontier Real Estate Investment Corp.	12	49,067
Fukuoka REIT Corp.	26	40,614
GDI Property Group(a)	242,064	240,041
Gecina SA	1,886	277,436

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Global One Real Estate Investment Corp.	48	54,426
GLP J-Reit	74	78,671
Goodman Group	56,006	476,157
Goodman Property Trust	19,085	21,114
GPT Group (The)	77,162	326,323
Granite REIT	2,800	127,005
Great Portland Estates plc	1	8
Growthpoint Properties Australia Ltd.(a)	19,121	53,259
Hamborner REIT AG	6,058	63,743
Hammerson plc	2,839	13,889
Hankyu Hanshin REIT, Inc.	26	34,044
Heiwa Real Estate REIT, Inc.	73	82,840
Hibernia REIT plc	141,286	213,024
Hoshino Resorts REIT, Inc.	24	118,203
Hulic Reit, Inc.(a)	23	37,808
ICADE	2,467	208,344
Ichigo Office REIT Investment(a)	184	171,269
Immobiliare Grande Distribuzione SIIQ SpA	15,018	106,531
Industrial & Infrastructure Fund Investment Corp.	94	100,452
Inmobiliaria Colonial Socimi SA	12,081	123,791
InterRent REIT	1,944	19,865
Intu Properties plc(a)	103,200	156,932
Invesco Office J-Reit, Inc.(a)	6,902	1,040,088
Invincible Investment Corp.	121	52,645
Japan Hotel REIT Investment Corp.	77	59,078
Japan Logistics Fund, Inc.	19	40,154
Japan Prime Realty Investment Corp.	25	101,879
Japan Real Estate Investment Corp.	10	58,624
Japan Rental Housing Investments, Inc.	26	20,450
Japan Retail Fund Investment Corp.	52	106,551
Kenedix Office Investment Corp.	9	61,775
Kenedix Residential Next Investment Corp.	34	56,266
Kenedix Retail REIT Corp.	31	73,804
Keppel DC REIT	139,440	149,328
Keppel REIT	80,733	70,847
Killam Apartment REIT	9,680	123,460
Kiwi Property Group Ltd.	3,973	3,913
Klepierre SA	3,280	112,759
Land Securities Group plc	6,075	69,141
LaSalle Logiport REIT	129	128,846
Link REIT	60,801	666,380
LondonMetric Property plc	98,390	242,935
Mapletree Commercial Trust	32,090	42,002
Mapletree Industrial Trust	32,742	48,700
Mapletree Logistics Trust	72,123	73,483
Mapletree North Asia Commercial Trust(b)	49,500	47,120
MCUBS MidCity Investment Corp.	100	84,444
Merlin Properties Socimi SA	24,108	323,930
Mirai Corp.	332	582,670
Mirvac Group(a)	147,354	257,864

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Mitsui Fudosan Logistics Park, Inc.(a)	201	638,110
Mori Hills REIT Investment Corp.	58	77,010
National Storage REIT(a)	70,798	92,662
Nippon Accommodations Fund, Inc.	8	42,562
Nippon Building Fund, Inc.	40	258,752
Nippon Prologis REIT, Inc.	41	89,474
NIPPON REIT Investment Corp.	33	116,893
Nomura Real Estate Master Fund, Inc.	159	227,769
Northview Apartment REIT(a)	22,632	459,774
NorthWest Healthcare Properties REIT	39,442	320,750
One REIT, Inc.	14	35,582
Orix JREIT, Inc.	134	234,312
OUE Hospitality Trust	60,500	33,070
Parkway Life REIT	12,500	26,680
Precinct Properties New Zealand Ltd.	22,735	23,575
Premier Investment Corp.	90	109,905
Primary Health Properties plc	109,786	166,370
Property for Industry Ltd.	51,499	65,546
RDI REIT plc	1,405,562	574,098
Regal REIT	697,000	210,520
Reit 1 Ltd.	136,202	562,690
Retail Estates NV	666	59,226
Safestore Holdings plc	12,195	92,562
Scentre Group	132,184	382,636
Secure Income REIT plc	14,030	73,638
Segro plc	47,448	403,828
Sekisui House Reit, Inc.	55	38,510
Shaftesbury plc	4,480	51,978
Shopping Centres Australasia Property Group(a)	103,252	187,463
Societe Fonciere Lyonnaise SA	972	69,150
SPH REIT	44,800	34,317
Star Asia Investment Corp.	78	76,043
Starhill Global REIT	72,900	38,764
Stockland	61,560	169,671
Sunlight REIT	55,000	38,271
Suntec REIT	152,400	218,742
Terreis	968	43,541
Tokyu REIT, Inc.(a)	40	61,711
Tritax Big Box REIT plc	108,548	199,477
Unibail-Rodamco-Westfield	4,756	857,665
Unibail-Rodamco-Westfield, CHDI*	5	45
UNITE Group plc (The)	9,133	109,388
United Urban Investment Corp.	84	134,070
Vicinity Centres	4,212	8,016
Vital Healthcare Property Trust(a)	43,976	64,054
Viva Energy REIT(a)	398,766	657,118
Warehouses De Pauw CVA, CVA	851	124,599
Wereldhave NV	37,966	1,218,923
Workspace Group plc	8,954	111,896

		24,686,745

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - 1.2%
Aeon Co. Ltd.	34,213	694,288
Ain Holdings, Inc.	800	58,513
Alimentation Couche-Tard, Inc., Class B	11,562	628,414
Arcs Co. Ltd.	2,818	62,870
Axfood AB(a)	3,184	55,746
Axial Retailing, Inc.	1,100	34,921
Belc Co. Ltd.	800	34,917
Carrefour SA	6,952	137,884
Casino Guichard Perrachon SA(a)	3,920	193,459
Cawachi Ltd.	800	15,679
cocokara fine, Inc.(a)	3,500	162,088
Colruyt SA	1,990	143,262
Cosmos Pharmaceutical Corp.	100	19,131
Create SD Holdings Co. Ltd.	2,000	50,243
Daikokutenbussan Co. Ltd.	400	15,051
Dairy Farm International Holdings Ltd.	7,600	68,628
Empire Co. Ltd., Class A	1,666	37,473
FamilyMart UNY Holdings Co. Ltd.(a)	2,737	319,899
George Weston Ltd.	1,920	139,530
Heiwado Co. Ltd.	1,200	27,808
ICA Gruppen AB(a)	4,604	161,825
Inageya Co. Ltd.(a)	2,398	28,226
Itochu-Shokuhin Co. Ltd.	400	16,907
J Sainsbury plc	108,486	407,003
Kato Sangyo Co. Ltd.	1,400	40,843
Kesko OYJ, Class A	562	29,793
Kesko OYJ, Class B	2,318	133,575
Kobe Bussan Co. Ltd.	800	24,773
Koninklijke Ahold Delhaize NV	66,338	1,752,272
Kusuri no Aoki Holdings Co. Ltd.	600	39,750
Loblaw Cos. Ltd.	4,920	238,376
MARR SpA(a)	1,155	27,699
Matsumotokiyoshi Holdings Co. Ltd.(a)	3,600	110,815
Maxvalu Nishinihon Co. Ltd.	4,400	74,836
Metcash Ltd.(a)	123,902	224,051
METRO AG	13,448	227,837
Metro, Inc.(a)	10,969	398,987
Ministop Co. Ltd.	1,000	17,964
North West Co., Inc. (The)	95	2,255
Olam International Ltd.	35,100	48,291
Qol Holdings Co. Ltd.	1,500	23,417
Rallye SA	30,795	355,124
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	243	13,203
Retail Partners Co. Ltd.	16,400	168,325
Seven & i Holdings Co. Ltd.	24,900	1,084,270
Sheng Siong Group Ltd.	51,500	42,513
Shufersal Ltd.	3,578	25,211
Sligro Food Group NV	1,155	43,602
Sogo Medical Holdings Co. Ltd.	2,000	33,796
Sonae SGPS SA	76,391	79,897
Sugi Holdings Co. Ltd.	800	33,226
Sundrug Co. Ltd.	1,600	51,089
Tesco plc	259,694	762,142

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Tsuruha Holdings, Inc.	900	83,029
United Super Markets Holdings, Inc.	2,000	21,410
Valor Holdings Co. Ltd.	10,600	257,038
Welcia Holdings Co. Ltd.	1,800	68,143
Wm Morrison Supermarkets plc	104,222	321,154
Woolworths Group Ltd.	35,916	769,146
Yaoko Co. Ltd.	1,800	94,275
Yokohama Reito Co. Ltd.	30,600	259,803

		11,495,695

Food Products - 2.5%
a2 Milk Co. Ltd.*(a)	46,375	406,896
AAK AB	5,004	71,903
Agrana Beteiligungs AG	2,268	47,520
Ajinomoto Co., Inc.	22,500	388,886
Ariake Japan Co. Ltd.	800	48,296
Aryzta AG*(a)	806,634	906,965
Associated British Foods plc	5,184	162,845
Austevoll Seafood ASA	8,913	113,641
Bakkafrost P/F	2,188	113,770
Bakkavor Group plc(b)	72,800	141,732
Barry Callebaut AG (Registered)	38	64,731
Bega Cheese Ltd.(a)	7,095	26,229
Bell Food Group AG (Registered)	320	100,474
Bellamy’s Australia Ltd.*(a)	1,296	8,221
Bonduelle SCA	3,725	134,425
Bourbon Corp.	8,100	138,064
Calbee, Inc.(a)	3,200	102,619
Chocoladefabriken Lindt & Spruengli AG	43	274,141
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	441,488
Costa Group Holdings Ltd.	13,860	55,886
Cranswick plc	2,274	86,270
Dairy Crest Group plc	80	509
Danone SA	17,550	1,278,747
DyDo Group Holdings, Inc.	500	24,028
Ebro Foods SA	4,297	88,701
Elders Ltd.(a)	74,374	339,479
Emmi AG (Registered)*	41	34,673
First Resources Ltd.	24,300	30,902
ForFarmers NV	16,757	163,244
Freedom Foods Group Ltd.	4,139	15,301
Fuji Oil Holdings, Inc.	3,400	107,314
Fujicco Co. Ltd.	2,000	42,635
Fujiya Co. Ltd.	400	8,229
Glanbia plc	5,838	111,870
GrainCorp Ltd., Class A	10,837	75,067
Greencore Group plc	27,840	70,681
Grieg Seafood ASA	8,400	108,297
House Foods Group, Inc.(a)	2,400	83,249
Inghams Group Ltd.(a)	43,760	146,775
Itoham Yonekyu Holdings, Inc.(a)	6,500	41,271
Japfa Ltd.	182,200	112,465
Kagome Co. Ltd.	900	23,941
Kameda Seika Co. Ltd.	900	40,811
Kerry Group plc, Class A	5,084	520,652
Kikkoman Corp.	4,000	212,074

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Kotobuki Spirits Co. Ltd.(a)	1,000	37,352
LDC SA(a)	1,458	199,085
Leroy Seafood Group ASA	18,318	146,005
Lotus Bakeries	13	34,756
Maple Leaf Foods, Inc.	1,946	43,356
Maruha Nichiro Corp.	4,400	149,591
MEIJI Holdings Co. Ltd.	3,800	293,651
Mitsui Sugar Co. Ltd.	12,000	325,388
Morinaga & Co. Ltd.	1,100	45,079
Morinaga Milk Industry Co. Ltd.(a)	1,200	34,733
MOWI ASA	19,581	431,440
Nestle SA (Registered)	94,464	8,230,489
NH Foods Ltd.	8,300	327,943
Nichirei Corp.	3,500	94,422
Nippon Flour Mills Co. Ltd.	7,000	117,321
Nippon Suisan Kaisha Ltd.(a)	45,000	277,038
Nisshin Oillio Group Ltd. (The)	1,100	31,485
Nisshin Seifun Group, Inc.(a)	7,090	142,738
Nissin Foods Holdings Co. Ltd.	1,500	95,240
Norway Royal Salmon ASA(a)	5,200	125,625
Origin Enterprises plc	109,224	718,136
Orkla ASA	25,692	207,098
Premium Brands Holdings Corp.	1,100	64,837
Prima Meat Packers Ltd.	30,500	576,482
Riken Vitamin Co. Ltd.	17,300	537,297
S Foods, Inc.	4,500	162,294
Sakata Seed Corp.	2,800	92,236
Salmar ASA	3,824	200,200
Saputo, Inc.	4,455	130,668
Savencia SA	3,198	212,834
Schouw & Co. A/S(a)	1,160	93,949
Showa Sangyo Co. Ltd.	6,800	178,701
Starzen Co. Ltd.	9,400	320,877
Strauss Group Ltd.	952	23,126
Suedzucker AG	8,802	143,216
Synlait Milk Ltd.*	26,640	170,732
Tassal Group Ltd.(a)	37,680	119,788
Tate & Lyle plc	1,134	10,260
Toyo Suisan Kaisha Ltd.	2,800	100,469
United International Enterprises	1,066	217,889
Vilmorin & Cie SA(a)	6,854	445,924
Viscofan SA	825	46,045
Vitasoy International Holdings Ltd.	16,000	65,046
Wessanen(a)	9,410	96,638
WH Group Ltd.(b)	545,000	466,744
Wilmar International Ltd.	139,400	345,221
Yakult Honsha Co. Ltd.	4,300	285,666
Yamazaki Baking Co. Ltd.	2,900	56,758

		24,787,785

Gas Utilities - 0.3%
AltaGas Ltd.(a)	5,723	58,611
APA Group	30,422	203,633
Hong Kong & China Gas Co. Ltd.	254,317	551,630
Italgas SpA	28,609	173,263
Naturgy Energy Group SA	14,432	403,236
Nippon Gas Co. Ltd.(a)	2,000	73,234
Osaka Gas Co. Ltd.	11,700	230,818
Rubis SCA	4,137	247,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - (continued)
Saibu Gas Co. Ltd.	28,200	630,957
Shizuoka Gas Co. Ltd.(a)	17,600	142,475
Superior Plus Corp.	18,859	155,950
Toho Gas Co. Ltd.	2,000	85,546
Tokyo Gas Co. Ltd.	7,700	202,246

		3,158,680

Health Care Equipment & Supplies - 0.8%
Ambu A/S, Class B(a)	8,984	238,307
Ansell Ltd.	6,098	104,134
Arjo AB, Class B	4,131	14,680
Asahi Intecc Co. Ltd.	5,600	242,874
BioMerieux	825	58,408
Carl Zeiss Meditec AG	715	64,937
Cochlear Ltd.	1,232	173,752
Coloplast A/S, Class B	4,018	367,535
CYBERDYNE, Inc.*(a)	24,300	154,736
DiaSorin SpA	869	79,721
Draegerwerk AG & Co. KGaA	5,822	281,581
Draegerwerk AG & Co. KGaA (Preference)	3,594	199,846
Eiken Chemical Co. Ltd.	1,600	36,181
Elekta AB, Class B	6,069	81,101
Fisher & Paykel Healthcare Corp. Ltd.	12,815	111,639
Fukuda Denshi Co. Ltd.	3,563	240,633
GN Store Nord A/S	3,824	165,022
Hogy Medical Co. Ltd.	1,200	40,081
Hoya Corp.	11,000	636,571
Koninklijke Philips NV	29,520	1,163,867
Mani, Inc.(a)	1,300	56,799
Menicon Co. Ltd.	1,600	39,754
Nagaileben Co. Ltd.	1,500	30,074
Nakanishi, Inc.	5,100	87,726
Nanosonics Ltd.*(a)	26,752	65,151
Nihon Kohden Corp.	2,300	72,172
Nikkiso Co. Ltd.	25,700	238,273
Nipro Corp.(a)	5,200	69,664
Olympus Corp.	9,300	381,981
Paramount Bed Holdings Co. Ltd.	800	33,520
Sartorius AG (Preference)	1,434	215,388
Sectra AB, Class B*	1,654	40,229
Siemens Healthineers AG*(b)	3,645	143,981
Smith & Nephew plc	28,782	543,309
Sonova Holding AG (Registered)	1,558	292,410
Straumann Holding AG (Registered)	219	159,046
Sysmex Corp.	4,200	233,368
Terumo Corp.	9,700	553,318
William Demant Holding A/S*	2,796	88,346
Ypsomed Holding AG (Registered)*(a)	81	9,397

		7,809,512

Health Care Providers & Services - 0.5%
Alfresa Holdings Corp.	12,500	344,230
Ambea AB(b)	10,800	98,005
Amplifon SpA	3,837	68,859
As One Corp.	700	49,077

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Australian Pharmaceutical Industries Ltd.(a)	257,644	236,705
BML, Inc.	3,300	90,968
Chartwell Retirement Residences	14,947	167,077
CVS Group plc(a)	14,160	74,954
EBOS Group Ltd.	1,980	29,787
Fagron	8,568	156,417
Fresenius Medical Care AG & Co. KGaA	5,084	375,453
Fresenius SE & Co. KGaA	10,578	549,839
Healius Ltd.(a)	52,880	112,202
Healthscope Ltd.	71,257	122,619
Japan Lifeline Co. Ltd.(a)	3,000	45,456
Korian SA(a)	4,471	159,448
Mediclinic International plc(a)	34,000	140,616
Medipal Holdings Corp.	7,100	163,751
Metlifecare Ltd.	61,992	222,298
NichiiGakkan Co. Ltd.	9,200	81,408
NMC Health plc	1,466	49,677
Orpea	1,118	111,223
Raffles Medical Group Ltd.	4,037	3,332
Ramsay Health Care Ltd.	2,640	109,183
RHOEN-KLINIKUM AG	579	15,134
Ryman Healthcare Ltd.(a)	13,156	95,630
Ship Healthcare Holdings, Inc.	3,300	124,474
Sienna Senior Living, Inc.	2,835	37,302
Sonic Healthcare Ltd.	17,637	296,038
Summerset Group Holdings Ltd.	11,425	48,418
Suzuken Co. Ltd.	3,380	177,028
Toho Holdings Co. Ltd.	4,200	102,771
Town Health International Medical Group Ltd.*(d)	398,000	34,998
UDG Healthcare plc	11,405	87,016
Vital KSK Holdings, Inc.(a)	33,200	337,400

		4,918,793

Health Care Technology - 0.0%(e)
CompuGroup Medical SE	624	31,089
M3, Inc.	10,000	143,802

		174,891

Hotels, Restaurants & Leisure - 2.0%
Accor SA	7,790	339,936
Aeon Fantasy Co. Ltd.	500	11,872
Arcland Service Holdings Co. Ltd.	1,400	25,754
Ardent Leisure Group Ltd.	43,861	43,335
Aristocrat Leisure Ltd.	16,646	298,945
Atom Corp.	5,800	52,761
Autogrill SpA	6,257	56,360
Basic-Fit NV*(b)	3,008	92,156
Carnival plc	7,954	450,750
Cherry AB, Class B*	5,700	53,930
Cie des Alpes	7,380	205,777
Codere SA*	13,520	62,287
Colowide Co. Ltd.(a)	3,500	75,930
Compass Group plc	45,510	976,117
Corporate Travel Management Ltd.(a)	3,366	57,554
Create Restaurants Holdings, Inc.	2,200	24,581
Crown Resorts Ltd.	11,014	95,969

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Dalata Hotel Group plc	16,255	106,502
Domino’s Pizza Enterprises Ltd.	1,460	48,437
Domino’s Pizza Group plc	15,345	53,451
Doutor Nichires Holdings Co. Ltd.	2,700	51,603
EI Group plc*	432,632	1,146,748
Evolution Gaming Group AB(b)	1,265	75,783
Flight Centre Travel Group Ltd.(a)	3,119	97,860
Fuji Kyuko Co. Ltd.(a)	1,000	30,460
Galaxy Entertainment Group Ltd.	67,000	461,086
Genting Hong Kong Ltd.	1,992,000	375,720
Genting Singapore Ltd.	144,000	117,800
GL Ltd.	310,200	167,252
Great Canadian Gaming Corp.*	2,860	116,944
Greene King plc(a)	257,316	2,030,918
Greggs plc	8,343	170,109
GVC Holdings plc	19,520	172,553
Hiday Hidaka Corp.	1,992	39,115
HIS Co. Ltd.(a)	800	30,175
Ichibanya Co. Ltd.(a)	1,000	40,706
InterContinental Hotels Group plc	6,232	355,829
J D Wetherspoon plc	3,795	60,604
Kindred Group plc, SDR	4,675	47,963
Kisoji Co. Ltd.	1,700	38,177
KOMEDA Holdings Co. Ltd.	1,200	22,935
Kyoritsu Maintenance Co. Ltd.	1,600	72,848
LeoVegas AB(a)(b)	23,920	95,127
Macau Legend Development Ltd.	456,000	79,034
Mandarin Oriental International Ltd.	8,000	15,440
Marston’s plc(a)	656,082	813,850
McDonald’s Holdings Co. Japan Ltd.	1,100	48,668
Melco International Development Ltd.	21,000	48,762
Merlin Entertainments plc(b)	6,309	28,060
MGM China Holdings Ltd.(a)	32,400	62,267
Millennium & Copthorne Hotels plc	22,400	142,910
Miramar Hotel & Investment	246,000	500,985
Mitchells & Butlers plc*	216,562	806,770
MOS Food Services, Inc.	2,100	52,659
NagaCorp Ltd.	244,000	299,453
NetEnt AB*	4,549	21,968
Ohsho Food Service Corp.	1,504	100,608
Oriental Land Co. Ltd.	8,200	838,611
Paddy Power Betfair plc - SGMX	2,728	224,822
Paddy Power Betfair plc - XDUB	405	33,204
Pandox AB	5,720	99,514
Parques Reunidos Servicios Centrales SAU(b)	600	7,229
Playtech plc	289,296	1,473,507
Plenus Co. Ltd.	1,000	16,870
Radisson Hospitality AB*	49,714	232,985
Rank Group plc	58,239	121,657
Restaurant Brands International, Inc.	4,086	256,242
Restaurant Brands International, Inc.*	3,458	216,859

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Restaurant Brands New Zealand Ltd.	6,220	36,886
Ringer Hut Co. Ltd.(a)	1,700	36,381
Round One Corp.	10,800	122,657
Royal Holdings Co. Ltd.(a)	1,600	38,975
Saizeriya Co. Ltd.(a)	9,400	178,188
Sands China Ltd.	70,800	336,554
Scandic Hotels Group AB(b)	65,108	621,053
Shangri-La Asia Ltd.	32,000	41,516
SJM Holdings Ltd.	76,000	79,616
SkiStar AB	2,828	34,290
Skylark Holdings Co. Ltd.	3,700	61,536
Sodexo SA(a)	3,369	351,784
SSP Group plc	26,750	234,565
St Marc Holdings Co. Ltd.	1,400	31,839
Star Entertainment Grp Ltd. (The)	38,963	126,140
Stars Group, Inc. (The)*	6,337	114,793
Tabcorp Holdings Ltd.	39,123	132,648
Thomas Cook Group plc	449,179	204,796
Tokyo Dome Corp.(a)	7,000	58,725
Toridoll Holdings Corp.(a)	1,600	29,110
Tosho Co. Ltd.	800	24,405
TUI AG, DI	30,094	456,836
Whitbread plc	5,084	326,830
William Hill plc	1,450	3,361
Wynn Macau Ltd.	50,400	122,295
Yoshinoya Holdings Co. Ltd.(a)	4,900	77,442
Zensho Holdings Co. Ltd.(a)	3,600	83,029

		19,459,903

Household Durables - 1.8%
Bang & Olufsen A/S*	1,701	25,096
Barratt Developments plc	71,668	507,769
Bellway plc	5,360	200,031
Berkeley Group Holdings plc	5,166	255,039
Bonava AB, Class B(a)	84,132	1,052,667
Bovis Homes Group plc	107,912	1,439,402
Breville Group Ltd.	4,514	36,139
Cairn Homes plc*	123,064	183,573
Casio Computer Co. Ltd.	10,000	132,960
Clarion Co. Ltd.	2,600	59,631
Countryside Properties plc(a)(b)	419,758	1,697,373
Crest Nicholson Holdings plc(a)	246,000	1,221,269
De’ Longhi SpA	4,522	113,115
Electrolux AB, Series B	23,653	558,694
ES-Con Japan Ltd.(a)	33,200	251,372
Fiskars OYJ Abp	574	10,828
Forbo Holding AG (Registered)	81	113,078
Foster Electric Co. Ltd.(a)	3,437	52,583
Fujitsu General Ltd.(a)	2,100	26,957
Haseko Corp.	18,700	207,052
Husqvarna AB, Class B	10,433	79,569
Iida Group Holdings Co. Ltd.	15,400	280,322
JM AB(a)	1,842	37,157
Kaufman & Broad SA	13,448	543,785
Man Wah Holdings Ltd.(a)	30,400	14,296
McCarthy & Stone plc(b)	524,390	926,413
Nagawa Co. Ltd.(a)	500	24,717
Neinor Homes SA*(b)	10,080	144,810

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Nikon Corp.	16,800	287,744
Nobia AB	99,466	576,638
Panasonic Corp.	65,700	641,123
Persimmon plc	12,628	394,523
Pressance Corp.	21,400	291,416
Redrow plc	24,592	187,789
Rinnai Corp.	100	6,616
Sangetsu Corp.	2,256	41,273
SEB SA	560	86,105
Sekisui Chemical Co. Ltd.	20,500	318,717
Sekisui House Ltd.(a)	28,000	418,340
Sharp Corp.	16,200	171,631
Sony Corp.	41,000	2,059,607
Starts Corp., Inc.	5,200	116,538
Sumitomo Forestry Co. Ltd.(a)	7,800	101,702
Tamron Co. Ltd.	6,800	107,095
Taylor Wimpey plc	96,480	209,599
Techtronic Industries Co. Ltd.	93,000	538,679
Token Corp.	8,410	495,342
TomTom NV*	19,325	173,848
Zojirushi Corp.(a)	14,600	152,802

		17,572,824

Household Products - 0.4%
Earth Corp.(a)	600	28,613
Essity AB, Class A	7,721	212,072
Essity AB, Class B	11,316	312,942
Henkel AG & Co. KGaA	6,150	564,898
Henkel AG & Co. KGaA (Preference)	4,100	399,322
Lion Corp.	7,900	164,272
Pigeon Corp.(a)	2,400	93,504
PZ Cussons plc	54,000	127,080
Reckitt Benckiser Group plc	21,402	1,650,626
Unicharm Corp.	17,200	530,082

		4,083,411

Independent Power and Renewable Electricity Producers - 0.3%
Boralex, Inc., Class A	2,081	29,615
China Smarter Energy Group Holdings Ltd.*	162,000	12,387
ContourGlobal plc(b)	189,794	419,436
Drax Group plc	45,110	238,428
EDP Renovaveis SA	6,490	58,459
Electric Power Development Co. Ltd.	8,500	212,207
Encavis AG	3,696	24,470
ERG SpA	2,090	41,009
Innergex Renewable Energy, Inc.	559	6,121
Meridian Energy Ltd.	28,875	70,498
Northland Power, Inc.	2,116	38,460
Renewables Infrastructure Group Ltd. (The)(a)	963,336	1,495,320
Scatec Solar ASA(b)	988	9,852
Uniper SE	10,906	316,231

		2,972,493

Industrial Conglomerates - 0.9%
CIR-Compagnie Industriali Riunite SpA	202,540	235,193
CK Hutchison Holdings Ltd.	143,356	1,442,384

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
DCC plc	2,080	170,325
Guoco Group Ltd.	4,000	51,334
Hopewell Holdings Ltd.	8,000	36,856
Indus Holding AG	1,013	50,331
Investment AB Latour, Class B(a)	15,705	194,767
Italmobiliare SpA	245	5,454
Jardine Matheson Holdings Ltd.	8,200	547,924
Jardine Strategic Holdings Ltd.	9,100	348,348
Keppel Corp. Ltd.	30,500	138,363
Lifco AB, Class B	2,000	80,024
Mie Kotsu Group Holdings, Inc.	58,100	330,993
Nisshinbo Holdings, Inc.	19,200	166,895
Nolato AB, Class B	710	32,646
NWS Holdings Ltd.	53,401	122,228
Rheinmetall AG	2,406	250,070
Seibu Holdings, Inc.	8,100	140,446
Sembcorp Industries Ltd.	17,200	33,130
Shun Tak Holdings Ltd.	1,256,000	497,809
Siemens AG (Registered)	25,010	2,748,668
Smiths Group plc	14,186	269,558
TOKAI Holdings Corp.	21,395	170,444
Toshiba Corp.	32,900	1,038,422

		9,102,612

Insurance - 5.1%
Admiral Group plc	14,193	386,659
Aegon NV	55,104	283,393
Ageas	10,332	481,094
AIA Group Ltd.	379,600	3,410,580
Allianz SE (Registered)	22,140	4,697,808
Alm Brand A/S	16,240	139,516
ASR Nederland NV	8,863	374,861
Assicurazioni Generali SpA	59,532	1,044,801
AUB Group Ltd.	2,255	19,468
Aviva plc	230,912	1,257,842
AXA SA	112,012	2,602,053
Baloise Holding AG (Registered)	3,198	495,447
Beazley plc	39,606	257,373
CBL Corp. Ltd.*(d)	102,937	226,329
Clal Insurance Enterprises Holdings Ltd.*	4,320	63,529
CNP Assurances	12,464	283,748
Coface SA(a)	88,806	817,242
Dai-ichi Life Holdings, Inc.	59,800	966,812
Direct Insurance Financial Investments Ltd.	3,564	42,200
Direct Line Insurance Group plc	110,979	491,539
Fairfax Financial Holdings Ltd.	574	271,659
Gjensidige Forsikring ASA	945	16,301
Great Eastern Holdings Ltd.	6,800	132,243
Great-West Lifeco, Inc.	6,399	137,403
Grupo Catalana Occidente SA	2,102	83,453
Hannover Rueck SE	3,034	438,304
Harel Insurance Investments & Financial Services Ltd.	19,063	132,849
Hastings Group Holdings plc(b)	312,134	861,432
Helvetia Holding AG (Registered)	253	149,949
Hiscox Ltd.	15,088	281,438
iA Financial Corp., Inc.	9,214	342,447

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
IDI Insurance Co. Ltd.	1,760	96,834
Insurance Australia Group Ltd.	59,204	306,065
Intact Financial Corp.	5,412	427,998
Japan Post Holdings Co. Ltd.	68,500	841,537
Japan Post Insurance Co. Ltd.	7,600	173,327
Jardine Lloyd Thompson Group plc	6,537	163,383
Just Group plc(a)	741,444	988,987
Lancashire Holdings Ltd.	25,118	186,354
Legal & General Group plc	260,350	888,386
Manulife Financial Corp.	96,022	1,543,459
Mapfre SA	85,362	237,819
Medibank Pvt Ltd.	62,011	118,464
Menora Mivtachim Holdings Ltd.	24,507	298,947
Migdal Insurance & Financial Holding Ltd.	90,400	82,855
MS&AD Insurance Group Holdings, Inc.	21,600	641,867
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,118	1,811,767
nib holdings Ltd.(a)	19,924	77,577
NN Group NV	18,450	781,613
Phoenix Group Holdings plc	16,000	133,608
Phoenix Holdings Ltd. (The)	21,712	121,849
Poste Italiane SpA(b)	18,839	162,429
Power Corp. of Canada	10,496	208,753
Power Financial Corp.	6,237	128,036
Prudential plc	131,938	2,578,202
QBE Insurance Group Ltd.	81,016	633,851
RSA Insurance Group plc	38,048	256,658
Sabre Insurance Group plc(b)	168,100	628,001
Saga plc(a)	887,732	1,274,034
Sampo OYJ, Class A	11,729	537,934
SCOR SE	10,578	445,697
Societa Cattolica di Assicurazioni SC	159,244	1,472,760
Sompo Holdings, Inc.	20,200	758,405
Sony Financial Holdings, Inc.	8,500	161,127
Steadfast Group Ltd.	52,828	101,692
Storebrand ASA	17,930	137,378
Sun Life Financial, Inc.	29,110	1,050,646
Suncorp Group Ltd.	21,088	199,585
Swiss Life Holding AG (Registered)*	1,968	811,916
Swiss Re AG	15,006	1,439,644
T&D Holdings, Inc.	24,600	304,364
Talanx AG	3,690	137,269
Tokio Marine Holdings, Inc.	42,700	2,084,190
Topdanmark A/S	1,650	78,761
Tryg A/S(a)	2,365	60,443
Unipol Gruppo SpA	68,224	312,978
UnipolSai Assicurazioni SpA(a)	27,841	69,643
UNIQA Insurance Group AG	4,884	44,693
Wuestenrot & Wuerttembergische AG	14,432	272,578
Zurich Insurance Group AG*	7,462	2,344,426

		49,808,561

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Interactive Media & Services - 0.1%
Auto Trader Group plc(b)	28,947	174,018
carsales.com Ltd.	634	5,829
Dip Corp.(a)	1,400	25,458
Kakaku.com, Inc.	1,600	27,992
LINE Corp.*(a)	900	31,301
REA Group Ltd.	2,748	151,721
Rightmove plc	32,130	199,493
Scout24 AG(b)	2,584	121,506
XING SE	165	49,510
Yahoo Japan Corp.	40,000	107,691

		894,519

Internet & Direct Marketing Retail - 0.2%
ASKUL Corp.	500	10,075
ASOS plc*(a)	3,749	162,744
Belluna Co. Ltd.(a)	16,300	153,819
boohoo Group plc*(a)	21,836	53,987
Delivery Hero SE*(b)	4,128	152,521
Dustin Group AB(a)(b)	3,680	33,150
Just Eat plc*	13,319	121,978
Moneysupermarket.com Group plc	22,168	88,357
Ocado Group plc*	32,906	429,053
Rakuten, Inc.	24,300	182,870
Rocket Internet SE*(b)	1,646	41,589
Takeaway.com NV*(b)	1,022	64,967
Takkt AG	31,570	533,956
Trade Me Group Ltd.(a)	9,564	42,057
Webjet Ltd.(a)	2,707	23,646
Zalando SE*(b)	143	4,373
zooplus AG*	207	24,964
ZOZO, Inc.	4,000	80,603

		2,204,709

IT Services - 0.9%
Adyen NV*(a)(b)	574	426,599
Afterpay Touch Group Ltd.*	2,660	30,858
Alten SA	1,130	108,462
Altran Technologies SA(a)	16,181	152,898
Amadeus IT Group SA	13,858	1,009,419
Atea ASA*	10,346	143,212
Atos SE	5,658	517,564
Bechtle AG	1,192	94,854
Cancom SE	2,336	90,760
Capgemini SE	4,756	526,518
CGI Group, Inc., Class A*	8,856	585,792
Computacenter plc	9,339	128,501
Computershare Ltd.	18,084	234,314
Digital Garage, Inc.	1,300	31,189
DTS Corp.	2,000	70,661
Econocom Group SA/NV(a)	133,332	484,372
Evry A/S(b)	117,670	430,253
FDM Group Holdings plc	3,850	41,731
Formula Systems 1985 Ltd.	4,749	191,097
Fujitsu Ltd.	10,500	702,766
Global Dominion Access SA*(b)	2,113	11,032
GMO internet, Inc.	1,200	16,165
Indra Sistemas SA*	5,627	57,981
Infocom Corp.	800	26,978
Itochu Techno-Solutions Corp.	2,400	49,883

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Link Administration Holdings Ltd.	6,763	35,209
Matrix IT Ltd.	2,464	29,860
NEC Networks & System Integration Corp.	4,300	94,866
NET One Systems Co. Ltd.	8,100	168,505
NEXTDC Ltd.*(a)	16,647	83,146
Nihon Unisys Ltd.	2,600	61,948
Nomura Research Institute Ltd.	4,215	171,962
NS Solutions Corp.	800	21,038
NSD Co. Ltd.	2,580	54,668
NTT Data Corp.	34,100	406,079
Obic Co. Ltd.	1,500	141,689
Otsuka Corp.	3,400	109,657
Reply SpA	880	48,872
SCSK Corp.	900	36,346
Shopify, Inc., Class A*	2,132	359,062
Softcat plc	12,119	110,797
Sopra Steria Group	1,463	148,231
SUNeVision Holdings Ltd.(a)	134,000	85,386
Tieto OYJ	1,598	45,877
TIS, Inc.	2,300	103,133
Transcosmos, Inc.	2,100	43,687
Wirecard AG	2,788	462,908
Worldline SA*(b)	1,045	56,141

		9,042,926

Leisure Products - 0.3%
Amer Sports OYJ*	5,890	262,229
Bandai Namco Holdings, Inc.	9,400	414,160
Beneteau SA	8,838	125,750
BRP, Inc.	3,584	103,211
Heiwa Corp.	8,850	186,710
Mizuno Corp.	16,400	383,516
Sega Sammy Holdings, Inc.	5,300	74,511
Shimano, Inc.	2,800	391,583
Spin Master Corp.*(b)	2,048	64,888
Technogym SpA(b)	4,905	57,014
Thule Group AB(b)	2,805	57,109
Tomy Co. Ltd.	10,900	114,979
Universal Entertainment Corp.	300	9,014
Yamaha Corp.	4,600	201,194
Yonex Co. Ltd.	10,000	66,342

		2,512,210

Life Sciences Tools & Services - 0.2%
Clinigen Group plc	5,270	55,251
EPS Holdings, Inc.	1,900	28,841
Eurofins Scientific SE(a)	615	248,118
Evotec AG*	8,958	210,305
Gerresheimer AG	755	51,200
Lonza Group AG (Registered)*	2,214	584,464
MorphoSys AG*	1,667	180,377
QIAGEN NV*	7,061	261,469
Sartorius Stedim Biotech	770	85,085
Siegfried Holding AG (Registered)*	165	58,293
Tecan Group AG (Registered)	779	157,512

		1,920,915

Machinery - 3.4%
Aalberts Industries NV	5,718	200,705

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Ag Growth International, Inc.	912	34,958
Aichi Corp.	32,000	176,128
Aida Engineering Ltd.	24,600	177,442
Alfa Laval AB	6,238	141,208
Alstom SA*	3,962	159,935
Amada Holdings Co. Ltd.	18,600	186,632
ANDRITZ AG(a)	3,620	179,110
Atlas Copco AB, Class A*	15,416	401,279
Atlas Copco AB, Class B*	20,992	501,409
ATS Automation Tooling Systems, Inc.*	1,400	18,037
Bando Chemical Industries Ltd.	41,500	414,504
Beijer Alma AB	2,304	35,016
Biesse SpA	14,514	339,410
Bodycote plc	16,467	164,736
Bucher Industries AG (Registered)(a)	275	83,878
Cargotec OYJ, Class B	684	22,902
CKD Corp.	33,900	318,348
CNH Industrial NV	20,090	197,420
Concentric AB	914	13,234
Construcciones y Auxiliar de Ferrocarriles SA	5,658	255,471
Conzzeta AG (Registered)	55	47,954
Daetwyler Holding AG	1,134	171,226
Daifuku Co. Ltd.(a)	4,800	239,934
Daiwa Industries Ltd.	1,600	16,084
Danieli & C Officine Meccaniche SpA	3,209	66,279
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	56,574
Deutz AG	132,518	943,518
DMG Mori AG	1,007	50,668
DMG Mori Co. Ltd.(a)	2,100	28,385
Duerr AG	1,232	50,468
Epiroc AB, Class A*	40,262	385,832
FANUC Corp.	5,300	894,128
Fincantieri SpA(a)	79,280	91,880
Fluidra SA*	912	10,360
Fuji Corp.	13,000	169,264
Fujitec Co. Ltd.	60,400	657,668
Furukawa Co. Ltd.	44,300	563,367
GEA Group AG	10,168	280,248
Georg Fischer AG (Registered)	287	254,426
Gima TT SpA(b)	12,720	102,636
Glory Ltd.	8,300	205,841
Harmonic Drive Systems, Inc.(a)	1,500	52,237
Hino Motors Ltd.	16,000	160,397
Hitachi Construction Machinery Co. Ltd.	13,400	338,355
Hitachi Zosen Corp.(a)	103,400	342,988
Hoshizaki Corp.	1,200	85,124
Hosokawa Micron Corp.	8,300	337,476
IHI Corp.	2,500	78,907
IMA Industria Macchine Automatiche SpA	495	32,858
Interpump Group SpA	3,884	125,322
Interroll Holding AG (Registered)	34	61,619
Japan Steel Works Ltd. (The)	8,600	158,519

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
JTEKT Corp.	2,300	29,778
Jungheinrich AG (Preference)	2,364	71,775
Kawasaki Heavy Industries Ltd.	600	15,079
KION Group AG	3,936	227,715
Kitz Corp.	86,300	704,959
Koenig & Bauer AG	12,287	583,687
Komatsu Ltd.	28,300	718,097
Komax Holding AG (Registered)*	645	170,986
Komori Corp.	4,400	46,697
Kone OYJ, Class B	11,808	574,346
Konecranes OYJ	2,273	78,714
Krones AG	1,610	134,767
Kubota Corp.	44,887	706,940
Kurita Water Industries Ltd.	3,400	86,226
Kyokuto Kaihatsu Kogyo Co. Ltd.	32,900	463,738
Makino Milling Machine Co. Ltd.(a)	24,700	1,006,565
Makita Corp.	6,600	233,483
Manitou BF SA	4,640	141,623
Max Co. Ltd.	9,800	130,571
Meidensha Corp.	28,100	378,522
Metso OYJ	507	14,893
MINEBEA MITSUMI, Inc.	16,411	268,716
MISUMI Group, Inc.	8,500	193,697
Mitsubishi Heavy Industries Ltd.	5,811	224,420
Mitsui E&S Holdings Co. Ltd.*(a)	8,100	91,025
Miura Co. Ltd.	3,300	81,871
Morgan Advanced Materials plc	39,032	136,987
Morita Holdings Corp.	9,000	145,548
Nabtesco Corp.	10,600	279,245
Nachi-Fujikoshi Corp.(a)	28,200	1,125,875
NFI Group, Inc.(a)	1,903	49,890
NGK Insulators Ltd.	8,700	133,502
Nippon Thompson Co. Ltd.	74,700	387,125
Nitta Corp.	3,400	111,376
Nittoku Engineering Co. Ltd.(a)	8,100	192,396
Noritake Co. Ltd.	16,500	782,321
Norma Group SE	234	12,389
NSK Ltd.	42,100	409,665
OC Oerlikon Corp. AG (Registered)*	13,878	179,333
Oiles Corp.	8,620	143,838
OKUMA Corp.	1,000	51,548
OSG Corp.	1,500	30,640
Outotec OYJ*	35,725	146,344
Palfinger AG	2,657	82,622
Pfeiffer Vacuum Technology AG	1,102	154,521
Rational AG	55	34,521
Rieter Holding AG (Registered)(a)	960	133,051
Rotork plc	23,256	84,067
Ryobi Ltd.(a)	26,300	674,960
Sandvik AB	30,340	483,911
Schindler Holding AG	1,560	331,781
Schindler Holding AG (Registered)	602	127,184
SFS Group AG*	1,600	128,697
Shima Seiki Manufacturing Ltd.	1,300	42,346
Shinmaywa Industries Ltd.(a)	11,400	153,774
Shinwa Co. Ltd.	8,100	154,140
Sintokogio Ltd.	68,600	579,283

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
SKF AB, Class A	2,427	40,668
SKF AB, Class B	3,120	52,366
SMC Corp.	1,800	590,958
Sodick Co. Ltd.	22,800	172,210
Spirax-Sarco Engineering plc	2,817	237,345
Stabilus SA	3,145	196,676
Star Micronics Co. Ltd.(a)	30,800	450,835
Sumitomo Heavy Industries Ltd.	5,200	175,595
Tadano Ltd.	14,600	165,680
Takeuchi Manufacturing Co. Ltd.	3,800	68,681
Takuma Co. Ltd.	16,600	210,036
THK Co. Ltd.	10,600	250,999
Tocalo Co. Ltd.	58,100	493,821
Toshiba Machine Co. Ltd.(a)	11,549	231,447
Trelleborg AB, Class B	2,480	41,679
Tsubaki Nakashima Co. Ltd.(a)	5,600	92,261
Tsubakimoto Chain Co.	2,200	81,264
Tsugami Corp.	16,200	105,688
Union Tool Co.	500	14,105
Valmet OYJ	5,005	112,850
Vesuvius plc(a)	177,038	1,309,976
Volvo AB, Class A(a)	23,206	332,934
Volvo AB, Class B	84,292	1,211,658
Vossloh AG	1,458	68,676
Wacker Neuson SE	5,236	117,097
Wartsila OYJ Abp	11,152	182,028
Washtec AG	2,080	147,736
Weir Group plc (The)	2,400	47,514
YAMABIKO Corp.	49,400	488,871
Yangzijiang Shipbuilding Holdings Ltd.	174,600	181,787

		33,817,515

Marine - 0.3%
AP Moller - Maersk A/S, Class A	246	307,552
AP Moller - Maersk A/S, Class B	164	218,317
Dfds A/S	1,509	71,335
Golden Ocean Group Ltd.	8,000	40,560
Iino Kaiun Kaisha Ltd.	119,200	421,685
Irish Continental Group plc	11,810	64,437
Kawasaki Kisen Kaisha Ltd.*	8,100	105,613
Kuehne + Nagel International AG (Registered)	1,360	184,240
NS United Kaiun Kaisha Ltd.(a)	8,300	211,256
Orient Overseas International Ltd.*	7,000	46,300
Pacific Basin Shipping Ltd.	3,362,000	664,114
SITC International Holdings Co. Ltd.	182,000	167,000
Stolt-Nielsen Ltd.	9,680	116,985
Wallenius Wilhelmsen ASA*(a)	19,252	68,108
Wilh Wilhelmsen Holding ASA, Class A	2,416	42,334
Wilh Wilhelmsen Holding ASA, Class B	2,216	39,329

		2,769,165

Media - 1.2%
Altice Europe NV*	11,083	22,668
Ascential plc	19,337	96,660

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Atresmedia Corp. de Medios de Comunicacion SA	52,890	257,198
Axel Springer SE	2,916	178,675
Cogeco Communications, Inc.	22,550	1,286,241
Cogeco, Inc.	3,235	166,024
Corus Entertainment, Inc., Class B	132,348	561,318
CyberAgent, Inc.	2,200	70,753
Daily Mail & General Trust plc, Class A	11,265	89,800
Dentsu, Inc.	10,300	488,358
Euromoney Institutional Investor plc	1,838	29,981
Eutelsat Communications SA	9,512	201,919
Evergrande Health Industry Group Ltd.*(a)	125,000	221,112
Hakuhodo DY Holdings, Inc.	7,400	113,553
Informa plc	52,152	464,033
IPSOS	30,586	711,745
ITV plc	136,530	232,221
JCDecaux SA	6,724	199,676
Lagardere SCA	9,911	259,631
Mediaset SpA*(a)	7,888	25,977
Metropole Television SA	1,295	19,837
Modern Times Group MTG AB, Class B(a)	1,546	52,050
Nine Entertainment Co. Holdings Ltd.(a)	1,292,074	1,370,778
Nippon Television Holdings, Inc.	8,100	127,197
NOS SGPS SA	1,360	8,840
NRJ Group	13,770	116,291
oOh!media Ltd.	6,533	17,053
Pearson plc	31,488	375,273
Promotora de Informaciones SA, Class A*	160,228	310,713
ProSiebenSat.1 Media SE	4,941	88,615
Publicis Groupe SA	3,718	227,389
Quebecor, Inc., Class B	8,092	190,578
RAI Way SpA(b)	8,120	41,462
Sanoma OYJ	10,880	105,867
Schibsted ASA, Class A	2,349	82,376
Schibsted ASA, Class B	3,483	110,608
SES SA, FDR	15,662	320,250
Seven West Media Ltd.*(a)	562,848	221,616
Shaw Communications, Inc., Class B	5,916	120,185
Singapore Press Holdings Ltd.	118,100	220,452
SKY Network Television Ltd.	365,474	479,101
SKY Perfect JSAT Holdings, Inc.(a)	15,200	66,901
Southern Cross Media Group Ltd.(a)	561,700	430,042
Stroeer SE & Co. KGaA	620	34,774
Tamedia AG (Registered)	1,804	208,203
Telenet Group Holding NV	4,838	224,386
Television Francaise 1(a)	16,320	132,583
Vector, Inc.	1,500	19,462
Wowow, Inc.	3,630	94,494
WPP plc	58,712	671,770

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Zenrin Co. Ltd.	2,400	60,689

		12,227,378

Metals & Mining - 4.4%
Acacia Mining plc*(a)	141,316	362,679
Acerinox SA	231	2,519
Agnico Eagle Mines Ltd.	4,283	186,380
Aichi Steel Corp.	9,900	311,564
Alamos Gold, Inc., Class A	48,720	217,020
Alumina Ltd.	94,737	167,858
Anglo American plc(a)	76,178	1,946,848
Antofagasta plc	19,805	226,605
APERAM SA(a)	1,904	58,333
ArcelorMittal	27,634	640,356
Asahi Holdings, Inc.	33,600	715,656
Aurelia Metals Ltd.*	590,974	353,345
Aurubis AG	1,572	86,095
Ausdrill Ltd.(a)	541,302	497,310
B2Gold Corp.*	52,817	167,303
Barrick Gold Corp.	56,478	756,452
Bekaert SA	38,766	1,044,438
BHP Group Ltd.	92,496	2,349,056
BHP Group plc	116,358	2,587,073
BlueScope Steel Ltd.	27,470	249,370
Boliden AB*	10,332	257,865
Centamin plc	48,989	75,849
Centerra Gold, Inc.*	191,880	973,061
Daido Steel Co. Ltd.	8,300	346,246
Detour Gold Corp.*	21,360	214,039
Dowa Holdings Co. Ltd.	2,200	70,348
Endeavour Mining Corp.*	2,501	43,115
Eramet	818	57,115
Evolution Mining Ltd.	42,290	123,651
Evraz plc	12,821	84,023
Ferrexpo plc	304,220	1,034,081
First Quantum Minerals Ltd.	9,680	112,109
Fortescue Metals Group Ltd.	22,032	90,765
Franco-Nevada Corp.	4,689	363,930
Fresnillo plc	13,040	172,392
Galaxy Resources Ltd.*(a)	97,360	141,980
Glencore plc*	686,012	2,792,522
Goldcorp, Inc.	7,201	80,602
Granges AB	65,272	625,864
Hill & Smith Holdings plc	4,063	59,005
Hitachi Metals Ltd.	4,740	53,093
Hochschild Mining plc	14,099	35,025
Hudbay Minerals, Inc.(a)	242,064	1,450,578
IAMGOLD Corp.*	47,672	178,593
Independence Group NL	36,717	117,262
Ivanhoe Mines Ltd., Class A*	21,170	45,780
JFE Holdings, Inc.	38,300	673,760
KAZ Minerals plc(a)	17,892	139,663
Kinross Gold Corp.*	27,217	90,979
Kirkland Lake Gold Ltd.	9,348	300,876
Kobe Steel Ltd.	8,200	65,552
Kyoei Steel Ltd.(a)	14,300	233,362
Labrador Iron Ore Royalty Corp.	58,302	1,346,899
Lundin Gold, Inc.*(a)	17,172	69,561
Lundin Mining Corp.	48,367	220,972

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Lynas Corp. Ltd.*	50,800	62,043
MAG Silver Corp.*	11,120	99,913
Mineral Resources Ltd.	22,878	263,901
Mitsubishi Materials Corp.	8,300	237,186
Mitsui Mining & Smelting Co. Ltd.(a)	11,100	260,391
Newcrest Mining Ltd.	28,044	499,961
Nippon Light Metal Holdings Co. Ltd.	66,500	147,262
Nippon Steel & Sumitomo Metal Corp.	43,115	796,298
Norsk Hydro ASA	52,480	242,479
Northern Star Resources Ltd.	34,241	218,959
Novagold Resources, Inc.*	5,530	21,559
OceanaGold Corp.	66,026	235,789
OM Holdings Ltd.(a)	251,979	242,524
Osaka Steel Co. Ltd.	1,000	18,129
Outokumpu OYJ(a)	38,697	166,378
OZ Minerals Ltd.	13,621	96,934
Pacific Metals Co. Ltd.(a)	16,600	444,172
Pan American Silver Corp.	3,325	49,623
Pilbara Minerals Ltd.*(a)	182,560	86,524
Polymetal International plc	20,623	235,530
Pretium Resources, Inc.*(a)	161,540	1,269,392
Regis Resources Ltd.	75,030	284,482
Resolute Mining Ltd.(a)	522,422	430,444
Rio Tinto Ltd.	12,956	822,350
Rio Tinto plc	58,958	3,247,670
Salzgitter AG	6,258	188,997
Sandfire Resources NL	143,664	732,221
Sandstorm Gold Ltd.*	16,268	85,347
Sanyo Special Steel Co. Ltd.	22,700	490,585
Saracen Mineral Holdings Ltd.*	92,332	226,882
SEMAFO, Inc.*(a)	22,315	50,465
Sims Metal Management Ltd.(a)	5,940	44,914
South32 Ltd.	281,752	725,201
SSAB AB, Class A	13,394	52,971
SSR Mining, Inc.*	9,309	127,730
St Barbara Ltd.	43,360	158,396
Stelco Holdings, Inc.	6,320	84,456
Sumitomo Metal Mining Co. Ltd.	8,900	256,459
Tahoe Resources, Inc.*(a)	41,840	158,656
Teck Resources Ltd., Class B	25,666	625,380
thyssenkrupp AG*	6,960	123,547
Toho Titanium Co. Ltd.	200	1,818
Toho Zinc Co. Ltd.(a)	11,400	375,531
Tokyo Steel Manufacturing Co. Ltd.	78,300	659,755
Topy Industries Ltd.(a)	8,000	171,497
Torex Gold Resources, Inc.*	9,122	99,256
Turquoise Hill Resources Ltd.*	84,560	141,652
UACJ Corp.(a)	25,800	557,107
voestalpine AG	2,640	84,456
Western Areas Ltd.	54,000	92,529
Wheaton Precious Metals Corp.	11,557	243,583
Yamana Gold, Inc.	43,348	122,126

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Yodogawa Steel Works Ltd.	27,500	558,945

		43,387,132

Multiline Retail - 0.4%
B&M European Value Retail SA	51,719	220,565
Canadian Tire Corp. Ltd., Class A(a)	1,968	223,953
Dollarama, Inc.	8,282	223,052
Fuji Co. Ltd.	32,900	558,360
H2O Retailing Corp.(a)	11,315	158,969
Harvey Norman Holdings Ltd.(a)	5,610	13,785
Hudson’s Bay Co.(a)	115,784	717,644
Isetan Mitsukoshi Holdings Ltd.	14,400	147,930
Izumi Co. Ltd.	1,300	65,460
J Front Retailing Co. Ltd.	10,700	122,505
Marks & Spencer Group plc	32,562	123,704
Marui Group Co. Ltd.(a)	5,500	111,486
Next plc	4,510	287,557
Pan Pacific International Holdings Corp.	3,400	197,758
Parco Co. Ltd.(a)	17,600	167,380
Ryohin Keikaku Co. Ltd.	600	141,689
Seria Co. Ltd.(a)	1,000	30,782
Takashimaya Co. Ltd.	9,100	123,418
Wesfarmers Ltd.	29,274	687,527

		4,323,524

Multi-Utilities - 0.8%
A2A SpA	177,968	325,101
ACEA SpA	1,552	23,721
AGL Energy Ltd.	28,454	444,406
Algonquin Power & Utilities Corp.	26,884	297,028
Centrica plc	309,468	555,270
E.ON SE	54,222	602,261
Engie SA	90,692	1,455,342
Hera SpA	70,471	238,704
Innogy SE*	6,400	274,654
Iren SpA	50,950	125,227
Keppel Infrastructure Trust	152,100	57,689
National Grid plc	116,276	1,262,187
REN - Redes Energeticas Nacionais SGPS SA	334,396	1,006,068
RWE AG	25,365	629,834
RWE AG (Preference) (Non-Voting)	6,955	170,783
Suez	8,731	112,056
Telecom Plus plc	7,522	139,517
Veolia Environnement SA	27,880	589,272

		8,309,120

Oil, Gas & Consumable Fuels - 6.0%
Aker BP ASA	4,404	146,809
ARC Resources Ltd.(a)	24,960	180,553
Baytex Energy Corp.*(a)	538,740	906,583
Beach Energy Ltd.	206,066	270,455
Birchcliff Energy Ltd.	156,670	374,586
BP plc	1,079,038	7,382,406
Brightoil Petroleum Holdings Ltd.*(d)	50,147	9,586
BW LPG Ltd.*(b)	39,840	122,261
Cairn Energy plc*(a)	608,650	1,497,213

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Caltex Australia Ltd.	8,880	173,785
Cameco Corp.	13,932	168,886
Canadian Natural Resources Ltd.	67,896	1,823,416
Cenovus Energy, Inc.	41,492	324,151
China Aviation Oil Singapore Corp. Ltd.	96,000	82,817
Cosmo Energy Holdings Co. Ltd.	7,000	157,971
Delek Group Ltd.	543	94,693
Diversified Gas & Oil plc(b)	459,938	701,830
DNO ASA	151,782	292,266
Enagas SA	5,522	161,130
Enbridge, Inc.	64,124	2,344,166
Encana Corp.	12,800	87,913
Enerplus Corp.	16,456	142,469
Eni SpA	137,678	2,339,031
Equinor ASA	58,630	1,341,944
Etablissements Maurel et Prom*	70,602	279,087
Euronav NV(a)	19,296	151,224
Galp Energia SGPS SA	7,324	114,672
Gaztransport Et Technigaz SA	1,680	142,169
Genel Energy plc*	189,010	461,961
Gibson Energy, Inc.	7,625	115,597
Husky Energy, Inc.	11,656	138,367
Idemitsu Kosan Co. Ltd.	14,100	496,862
Imperial Oil Ltd.(a)	5,120	145,339
Inpex Corp.	43,000	413,089
Inter Pipeline Ltd.	22,984	369,620
Itochu Enex Co. Ltd.	49,300	430,803
Japan Petroleum Exploration Co. Ltd.	8,000	149,959
Jerusalem Oil Exploration	8,200	515,709
JXTG Holdings, Inc.	202,050	1,101,686
Keyera Corp.	1,840	39,117
Koninklijke Vopak NV	2,356	120,058
Lundin Petroleum AB	4,170	133,434
MEG Energy Corp.*(a)	20,320	84,016
Mitsuuroko Group Holdings Co. Ltd.(a)	41,000	290,839
Naphtha Israel Petroleum Corp. Ltd.	28,434	192,990
Neste OYJ	5,412	497,669
New Hope Corp. Ltd.	48,560	141,984
New Zealand Refining Co. Ltd. (The)	67,959	109,828
NexGen Energy Ltd.*	22,998	39,927
Oil Refineries Ltd.*	182,503	88,809
OMV AG	9,594	477,775
Origin Energy Ltd.*	69,946	365,168
Parex Resources, Inc.*	6,710	100,653
Parkland Fuel Corp.	2,333	66,776
Pembina Pipeline Corp.	13,694	488,200
PrairieSky Royalty Ltd.(a)	486	7,024
Premier Oil plc*(a)	600,158	583,819
Repsol SA	68,102	1,197,942
Royal Dutch Shell plc, Class A	241,490	7,503,318
Royal Dutch Shell plc, Class B	193,520	6,029,393
San-Ai Oil Co. Ltd.	61,500	540,802
Santos Ltd.	85,116	401,543
Saras SpA(a)	423,202	903,222

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Seven Generations Energy Ltd., Class A*	29,192	226,725
Showa Shell Sekiyu KK	10,200	151,833
Snam SpA	28,934	138,445
Suncor Energy, Inc.	46,494	1,500,355
Tamarack Valley Energy Ltd.*	75,040	123,419
TORC Oil & Gas Ltd.	28,276	101,624
TOTAL SA	135,464	7,457,923
Tourmaline Oil Corp.	80	1,092
TransCanada Corp.	29,930	1,273,501
Tullow Oil plc*	31,712	85,392
United Energy Group Ltd.	560,000	87,068
Vermilion Energy, Inc.(a)	347	8,508
Washington H Soul Pattinson & Co. Ltd.	8,285	158,939
Whitehaven Coal Ltd.	24,365	87,940
Woodside Petroleum Ltd.	26,294	657,992

		58,618,126

Paper & Forest Products - 0.7%
Ahlstrom-Munksjo OYJ(a)	71,323	1,113,018
Altri SGPS SA	88,888	737,420
Canfor Corp.*	7,392	101,990
Canfor Pulp Products, Inc.	28,372	399,883
Daiken Corp.	12,500	214,670
Daio Paper Corp.(a)	3,745	48,107
Ence Energia y Celulosa SA	22,640	176,003
Hokuetsu Corp.(a)	119,900	648,912
Holmen AB, Class B	4,070	87,075
Interfor Corp.*	47,806	651,950
Metsa Board OYJ	6,595	47,978
Mondi plc	14,842	359,142
Navigator Co. SA (The)	6,520	31,975
Nippon Paper Industries Co. Ltd.(a)	8,100	158,606
Norbord, Inc.	3,136	90,739
Oji Holdings Corp.	45,000	260,085
Semapa-Sociedade de Investimento e Gestao	20,336	356,085
Stella-Jones, Inc.	1,045	33,738
Stora Enso OYJ, Class R	25,502	342,222
Svenska Cellulosa AB SCA, Class A	3,160	28,606
Svenska Cellulosa AB SCA, Class B	14,939	131,206
UPM-Kymmene OYJ	18,368	532,389
West Fraser Timber Co. Ltd.	2,213	131,890

		6,683,689

Personal Products - 1.1%
Beiersdorf AG	2,788	279,281
Blackmores Ltd.(a)	798	75,066
Fancl Corp.	5,000	108,150
Interparfums SA	541	27,128
Kao Corp.	14,700	1,036,280
Kobayashi Pharmaceutical Co. Ltd.	1,400	88,762
Kose Corp.	700	102,849
L’Oreal SA	7,881	1,899,946
Mandom Corp.	2,600	60,897
Milbon Co. Ltd.	1,000	40,108
Noevir Holdings Co. Ltd.	1,900	81,094

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Ontex Group NV(a)	56,006	1,194,669
Oriflame Holding AG	2,061	45,880
Pola Orbis Holdings, Inc.	2,000	59,634
Shiseido Co. Ltd.	13,700	815,102
Unilever NV, CVA	49,774	2,664,044
Unilever plc	37,064	1,942,676
YA-MAN Ltd.(a)	800	9,828

		10,531,394

Pharmaceuticals - 4.2%
ALK-Abello A/S*	532	82,086
Almirall SA	4,648	78,934
Astellas Pharma, Inc.	63,400	937,630
AstraZeneca plc	39,934	2,906,025
Aurora Cannabis, Inc.*(a)	35,834	253,755
Bausch Health Cos., Inc.*	11,480	281,996
Bayer AG (Registered)	50,020	3,799,579
BTG plc*	28,026	306,732
CannTrust Holdings, Inc.*(a)	10,800	83,222
Canopy Growth Corp.*(a)	10,004	490,716
Chugai Pharmaceutical Co. Ltd.	8,700	513,222
COSMO Pharmaceuticals NV*	1,040	92,825
Cronos Group, Inc.*(a)	10,880	213,325
Daiichi Sankyo Co. Ltd.	19,100	661,120
Dechra Pharmaceuticals plc	5,318	165,515
Eisai Co. Ltd.	9,300	719,440
Faes Farma SA	26,904	101,257
Faes Farma SA*(d)	927	3,489
Financiere de Tubize SA	1,549	117,486
Galenica AG*(b)	3,128	142,953
GlaxoSmithKline plc	142,762	2,774,126
GW Pharmaceuticals plc*(d)	1	10
H Lundbeck A/S	1,852	81,316
Haw Par Corp. Ltd.	3,200	29,510
HEXO Corp.*(a)	15,680	88,948
Hikma Pharmaceuticals plc	7,104	150,501
Hisamitsu Pharmaceutical Co., Inc.	1,900	96,894
Hutchison China MediTech Ltd.*	715	31,790
Ipsen SA	770	97,189
JCR Pharmaceuticals Co. Ltd.(a)	600	31,094
Kaken Pharmaceutical Co. Ltd.	1,500	70,707
Kissei Pharmaceutical Co. Ltd.	1,400	37,936
Kyowa Hakko Kirin Co. Ltd.	5,000	95,562
Mayne Pharma Group Ltd.*	148,797	87,339
Merck KGaA	2,870	301,590
Mitsubishi Tanabe Pharma Corp.	4,700	73,460
Mochida Pharmaceutical Co. Ltd.	1,600	141,579
Nippon Shinyaku Co. Ltd.	2,000	126,803
Novartis AG (Registered)	76,916	6,706,213
Novo Nordisk A/S, Class B	50,430	2,357,621
Ono Pharmaceutical Co. Ltd.	17,000	370,289
Orion OYJ, Class A	1,474	52,093
Orion OYJ, Class B	6,813	241,016
Otsuka Holdings Co. Ltd.	17,700	724,231
Recipharm AB, Class B*	3,741	48,214
Recordati SpA	2,359	85,644
Roche Holding AG - BR	914	240,454
Roche Holding AG - Genusschein	20,992	5,584,960
Rohto Pharmaceutical Co. Ltd.	2,000	53,717

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Sanofi	33,210	2,889,259
Santen Pharmaceutical Co. Ltd.	16,500	227,267
Seikagaku Corp.	1,800	20,360
Shionogi & Co. Ltd.	9,500	583,635
Sosei Group Corp.*(a)	66,400	618,058
Sumitomo Dainippon Pharma Co. Ltd.	10,600	247,979
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	252,917
Takeda Pharmaceutical Co. Ltd.	59,817	2,412,357
Teva Pharmaceutical Industries Ltd.*	40,016	802,027
Torii Pharmaceutical Co. Ltd.	700	15,431
Towa Pharmaceutical Co. Ltd.	400	28,080
Tsumura & Co.	900	26,174
UCB SA	4,100	355,852
Vifor Pharma AG	1,511	192,359
Virbac SA*	532	75,085
ZERIA Pharmaceutical Co. Ltd.	1,800	29,755

		41,508,708

Professional Services - 0.9%
Adecco Group AG (Registered)	10,824	542,564
AF AB, Class B	3,322	58,382
ALS Ltd.(a)	13,503	71,382
Applus Services SA	17,337	198,933
Benefit One, Inc.	1,000	33,768
Bureau Veritas SA	3,536	78,713
Capita plc*	4,240	6,476
DKSH Holding AG	660	49,495
en-japan, Inc.	1,700	63,498
Experian plc	30,176	758,969
Funai Soken Holdings, Inc.	2,700	45,624
Groupe Crit	720	42,630
Hays plc	34,264	67,924
Intertek Group plc	4,428	285,882
Intertrust NV(b)	9,280	151,313
IPH Ltd.(a)	31,760	126,673
JAC Recruitment Co. Ltd.	1,300	26,112
McMillan Shakespeare Ltd.(a)	18,015	201,632
Meitec Corp.(a)	2,400	104,640
Morneau Shepell, Inc.	2,428	48,882
Nihon M&A Center, Inc.	2,400	59,917
Nomura Co. Ltd.	3,000	81,623
Outsourcing, Inc.(a)	11,100	126,167
Pagegroup plc	20,728	120,410
Persol Holdings Co. Ltd.	5,700	101,241
Randstad NV	4,428	213,957
Recruit Holdings Co. Ltd.	55,800	1,493,315
RELX plc	62,320	1,382,573
RWS Holdings plc	3,113	19,165
SEEK Ltd.	5,653	70,031
SGS SA (Registered)	208	502,127
SMS Co. Ltd.	3,200	52,691
Stantec, Inc.	1,027	24,430
Synergie SA	2,720	84,269
TechnoPro Holdings, Inc.	1,900	99,513
Teleperformance	1,722	296,979
Thomson Reuters Corp.(a)	7,298	381,821

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - (continued)
Wolters Kluwer NV	9,676	603,988
World Holdings Co. Ltd.	8,100	200,807

		8,878,516

Real Estate Management & Development - 3.1%
ADLER Real Estate AG	7,360	118,064
ADO Group Ltd.*	8,847	191,708
ADO Properties SA(b)	2,400	144,166
Aedas Homes SAU*(b)	486	13,105
Aeon Mall Co. Ltd.	7,690	127,613
Africa Israel Properties Ltd.*	4,400	110,483
Airport City Ltd.*	17,802	234,698
Allreal Holding AG (Registered)*	1,492	242,426
Alrov Properties and Lodgings Ltd.	3,440	101,877
Altus Group Ltd.	1,792	33,649
Amot Investments Ltd.	14,530	76,584
Aroundtown SA	13,148	116,469
Atrium Ljungberg AB, Class B	7,605	139,033
Aveo Group(a)	246,164	290,775
Azrieli Group Ltd.	2,518	134,035
Bayside Land Corp.	144	68,844
Big Shopping Centers Ltd.	3,320	205,692
Blue Square Real Estate Ltd.	1,280	45,623
Bukit Sembawang Estates Ltd.	131,200	547,378
CA Immobilien Anlagen AG	1,760	63,130
CapitaLand Ltd.	134,800	333,830
Castellum AB	17,958	340,214
Catena AB	4,800	129,188
City Developments Ltd.	21,400	146,258
Citycon OYJ(a)	328,574	672,608
CK Asset Holdings Ltd.	164,000	1,374,208
CLS Holdings plc	14,403	46,419
Colliers International Group, Inc.	1,940	123,951
Corem Property Group AB, Class B	89,200	110,425
Corestate Capital Holding SA	9,102	334,211
Daejan Holdings plc	8,774	671,730
Daibiru Corp.	3,300	32,870
Daito Trust Construction Co. Ltd.	1,900	264,408
Daiwa House Industry Co. Ltd.	35,800	1,160,219
Deutsche Wohnen SE	10,660	533,185
Dios Fastigheter AB	75,932	544,694
DREAM Unlimited Corp., Class A*	72,488	395,750
Emperor International Holdings Ltd.	380,000	101,699
Fabege AB	12,308	179,357
Far East Consortium International Ltd.(a)	821,019	366,213
Fastighets AB Balder, Class B*	8,752	275,699
FastPartner AB	6,642	46,985
First Capital Realty, Inc.	16,894	263,965
FirstService Corp.(a)	1,780	144,685
Gazit-Globe Ltd.	3,498	28,604
Goldcrest Co. Ltd.	9,100	138,135
Grainger plc	33,054	99,310
Grand City Properties SA	2,508	62,448
Great Eagle Holdings Ltd.	8,646	40,053
GuocoLand Ltd.	254,200	345,953
Heiwa Real Estate Co. Ltd.	11,700	215,767

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Hembla AB*	6,592	119,931
Hemfosa Fastigheter AB	10,627	94,204
Henderson Land Development Co. Ltd.	44,763	253,574
Hiag Immobilien Holding AG*	355	41,508
HKR International Ltd.	674,560	329,255
Ho Bee Land Ltd.	56,000	104,533
Hufvudstaden AB, Class A	2,610	43,331
Hulic Co. Ltd.	4,900	45,159
Hysan Development Co. Ltd.	19,000	98,551
Ichigo, Inc.	14,300	49,274
IMMOFINANZ AG*(a)	4,089	108,383
Intershop Holding AG	131	65,625
Jerusalem Economy Ltd.*	1,782	4,939
Jeudan A/S	112	16,455
K Wah International Holdings Ltd.	1,107,089	608,097
Kabuki-Za Co. Ltd.	2,300	122,154
Kenedix, Inc.	13,500	70,831
Kerry Properties Ltd.	39,000	161,036
Klovern AB, Class B(a)	379,168	461,426
Kowloon Development Co. Ltd.	183,000	207,798
Kungsleden AB	18,080	137,090
Lai Sun Development Co. Ltd.	155,924	259,519
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	57,790
LEG Immobilien AG	2,706	318,263
LendLease Group	6,640	59,212
Leopalace21 Corp.	235,100	1,112,529
Melisron Ltd.	3,992	183,709
Mitsubishi Estate Co. Ltd.	35,600	629,534
Mitsui Fudosan Co. Ltd.	28,900	700,260
Mobimo Holding AG (Registered)	232	56,942
Morguard Corp.	3,198	444,890
New World Development Co. Ltd.	194,362	304,670
Nexity SA	1,546	72,378
Nomura Real Estate Holdings, Inc.	5,800	112,611
Norwegian Property ASA	16,948	21,649
Open House Co. Ltd.(a)	2,000	83,249
Oxley Holdings Ltd.	267,488	59,678
PATRIZIA Immobilien AG	3,248	72,451
Platzer Fastigheter Holding AB, Class B	24,680	187,407
Property & Building Corp. Ltd.	3,263	269,608
PSP Swiss Property AG (Registered)	1,501	154,624
Purplebricks Group plc*	64,960	147,917
Relo Group, Inc.	2,270	59,696
S IMMO AG	8,160	157,676
Sagax AB, Class B	5,743	93,312
SAMTY Co. Ltd.	24,900	348,458
Savills plc	113,078	1,237,587
SEA Holdings Ltd.	33,170	42,273
Sino Land Co. Ltd.	192,030	344,086
Sirius Real Estate Ltd.	90,571	74,821
St Modwen Properties plc	2,689	14,510
Sumitomo Realty & Development Co. Ltd.	9,700	370,156
Summit Real Estate Holdings Ltd.	42,476	398,426

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Sun Frontier Fudousan Co. Ltd.(a)	16,200	177,436
Sun Hung Kai Properties Ltd.	85,435	1,428,508
Swire Properties Ltd.	47,600	185,020
Swiss Prime Site AG (Registered)*	2,624	222,568
TAG Immobilien AG	7,646	193,366
TLG Immobilien AG	2,046	62,918
Tokyo Tatemono Co. Ltd.	16,000	194,358
Tokyu Fudosan Holdings Corp.	20,000	108,794
Tosei Corp.	8,200	76,854
Tricon Capital Group, Inc.(a)	122,672	961,163
United Engineers Ltd.	77,800	147,540
United Industrial Corp. Ltd.	5,656	12,577
Unizo Holdings Co. Ltd.(a)	22,600	426,748
UOL Group Ltd.	26,999	133,323
Vonovia SE	16,445	826,687
Wallenstam AB, Class B	21,272	214,078
Wharf Holdings Ltd. (The)	57,000	171,798
Wharf Real Estate Investment Co. Ltd.	21,000	143,181
Wheelock & Co. Ltd.	24,000	153,542
Wihlborgs Fastigheter AB	8,338	108,528
Wing Tai Holdings Ltd.	59,200	90,254
Wing Tai Properties Ltd.	328,000	252,060

		30,412,739

Road & Rail - 1.7%
Aurizon Holdings Ltd.	31,840	102,151
Canadian National Railway Co.	23,452	1,958,054
Canadian Pacific Railway Ltd.	4,756	975,282
Central Japan Railway Co.	6,600	1,424,552
ComfortDelGro Corp. Ltd.	137,900	238,952
DSV A/S	5,986	477,820
East Japan Railway Co.	10,800	1,000,312
Europcar Mobility Group(a)(b)	80,878	713,659
Firstgroup plc*	1,144,802	1,392,985
Fukuyama Transporting Co. Ltd.	1,000	40,108
Go-Ahead Group plc (The)	37,720	892,642
Hamakyorex Co. Ltd.	8,500	303,823
Hankyu Hanshin Holdings, Inc.	5,400	192,520
Hitachi Transport System Ltd.	2,700	75,296
Keikyu Corp.(a)	6,000	102,049
Keio Corp.(a)	2,800	160,801
Keisei Electric Railway Co. Ltd.	5,100	161,674
Kintetsu Group Holdings Co. Ltd.	8,800	383,681
Kyushu Railway Co.	2,100	71,589
Maruzen Showa Unyu Co. Ltd.	8,300	204,316
MTR Corp. Ltd.	43,881	244,942
Nankai Electric Railway Co. Ltd.	3,000	80,272
National Express Group plc	37,840	196,220
Nikkon Holdings Co. Ltd.	2,600	65,412
Nippon Express Co. Ltd.	3,700	233,906
Nishi-Nippon Railroad Co. Ltd.(a)	1,000	25,517
Odakyu Electric Railway Co. Ltd.	16,600	372,939
Sankyu, Inc.	2,333	113,617
Seino Holdings Co. Ltd.	7,500	103,372
Senko Group Holdings Co. Ltd.	134,800	1,096,187
Sixt SE	550	50,046
Sixt SE (Preference)	1,518	97,194
Stagecoach Group plc	405,982	825,640

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
Stef SA	2,460	237,956
TFI International, Inc.	6,708	197,568
Tobu Railway Co. Ltd.	4,000	112,837
Tokyu Corp.	22,200	379,417
Tonami Holdings Co. Ltd.	5,000	260,498
Trancom Co. Ltd.	600	36,828
Transport International Holdings Ltd.	220,831	636,036
West Japan Railway Co.	7,000	510,640

		16,749,310

Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.	3,100	70,443
ams AG*(a)	5,280	141,992
ASM International NV*	3,477	169,362
ASM Pacific Technology Ltd.	5,000	53,685
ASML Holding NV	13,038	2,292,241
BE Semiconductor Industries NV(a)	69,786	1,814,921
Dialog Semiconductor plc*	7,216	211,388
Disco Corp.	1,700	251,181
Infineon Technologies AG	30,832	686,867
IQE plc*	80,000	82,610
Japan Material Co. Ltd.	3,900	44,830
Lasertec Corp.	500	16,356
Melexis NV(a)	495	34,988
Mimasu Semiconductor Industry Co. Ltd.	16,600	212,629
Nordic Semiconductor ASA*(a)	151,782	527,052
NuFlare Technology, Inc.	3,300	158,284
Rohm Co. Ltd.	3,800	266,765
Sanken Electric Co. Ltd.(a)	13,900	289,802
SCREEN Holdings Co. Ltd.(a)	1,800	76,661
Shindengen Electric Manufacturing Co. Ltd.	8,200	324,368
Shinko Electric Industries Co. Ltd.	5,800	39,864
Siltronic AG	2,114	210,260
SOITEC*	816	62,874
STMicroelectronics NV	22,058	350,929
SUMCO Corp.(a)	20,700	286,449
Tokyo Electron Ltd.	4,300	617,757
Tokyo Seimitsu Co. Ltd.	34,600	1,007,829
Tower Semiconductor Ltd.*	3,423	51,092
u-blox Holding AG*	81	6,923
Ulvac, Inc.	1,700	55,766
X-Fab Silicon Foundries SE*(b)	11,600	69,214

		10,485,382

Software - 0.8%
Altium Ltd.(a)	5,461	99,348
AVEVA Group plc	2,580	92,381
BlackBerry Ltd.*	5,490	44,228
Blue Prism Group plc*(a)	4,832	89,115
Constellation Software, Inc.	660	492,811
Dassault Systemes SE	4,202	528,205
Descartes Systems Group, Inc. (The)*	4,000	124,389
Enghouse Systems Ltd.	3,344	91,563
Fuji Soft, Inc.	1,600	64,909
Gemalto NV*	5,670	329,596

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Hilan Ltd.	1,569	39,155
Infomart Corp.(a)	5,500	58,270
IRESS Ltd.	8,665	74,237
Justsystems Corp.	5,600	113,564
Kinaxis, Inc.*	1,436	85,430
Micro Focus International plc	13,038	248,859
Miroku Jyoho Service Co. Ltd.	1,000	22,981
Nemetschek SE	770	98,868
Nice Ltd.*	2,188	240,946
Open Text Corp.	11,562	411,224
Oracle Corp. Japan	800	58,219
RIB Software SE	8,720	126,573
Sage Group plc (The)	30,750	253,218
SAP SE	32,144	3,328,748
SimCorp A/S	2,552	201,786
Software AG	1,320	48,014
Sophos Group plc(b)	11,880	52,696
Systena Corp.	5,200	57,289
Technology One Ltd.	33,615	170,837
Temenos AG (Registered)*	1,377	185,848
Trend Micro, Inc.	2,500	132,776
WiseTech Global Ltd.	4,953	73,458

		8,039,541

Specialty Retail - 2.3%
ABC-Mart, Inc.	700	40,136
Accent Group Ltd.(a)	260,596	247,968
Alpen Co. Ltd.(a)	10,600	162,657
AOKI Holdings, Inc.	12,000	141,138
Arcland Sakamoto Co. Ltd.	28,100	352,961
AT-Group Co. Ltd.	16,400	354,130
Autobacs Seven Co. Ltd.	2,100	35,138
Automotive Holdings Group Ltd.(a)	301,432	341,772
BCA Marketplace plc	694,048	1,830,536
Bic Camera, Inc.(a)	4,100	48,071
Bilia AB, Class A	68,142	599,154
Carasso Motors Ltd.	31,120	145,696
Card Factory plc	326,770	775,019
CECONOMY AG	186,702	878,348
Chiyoda Co. Ltd.	2,800	47,083
Chow Sang Sang Holdings International Ltd.	288,000	422,822
Clas Ohlson AB, Class B(a)	11,920	103,558
DCM Holdings Co. Ltd.(a)	26,600	271,059
Delek Automotive Systems Ltd.	38,245	173,054
Dixons Carphone plc	877	1,592
Dunelm Group plc	324	3,079
EDION Corp.(a)	11,500	116,448
Fast Retailing Co. Ltd.	1,900	869,953
Fenix Outdoor International AG(a)	369	36,503
Fielmann AG	607	41,268
Fnac Darty SA*	13,202	931,641
Geo Holdings Corp.	29,000	443,407
Giordano International Ltd.	1,094,000	549,321
GrandVision NV(b)	11,070	247,440
Halfords Group plc(a)	202,704	617,554
Hennes & Mauritz AB, Class B	29,356	456,211
Hikari Tsushin, Inc.	600	95,819
Hornbach Baumarkt AG	1,840	40,115

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Hornbach Holding AG & Co. KGaA	6,642	346,010
Industria de Diseno Textil SA	36,244	1,012,672
JB Hi-Fi Ltd.(a)	9,194	149,964
JD Sports Fashion plc	8,827	53,738
JINS, Inc.	900	45,070
Joshin Denki Co. Ltd.	30,700	640,347
Joyful Honda Co. Ltd.	8,400	110,528
Kathmandu Holdings Ltd.	68,445	113,462
Kingfisher plc	52,960	155,147
Kohnan Shoji Co. Ltd.	24,600	620,934
Komeri Co. Ltd.	1,000	25,287
K’s Holdings Corp.	6,100	60,647
Leon’s Furniture Ltd.	16,564	181,620
LIXIL VIVA Corp.	16,400	236,137
L’Occitane International SA	81,000	144,519
Luk Fook Holdings International Ltd.(a)	16,672	48,337
Maisons du Monde SA(b)	39,763	1,028,411
Mekonomen AB(a)	20,090	160,103
Nishimatsuya Chain Co. Ltd.	1,300	10,715
Nitori Holdings Co. Ltd.	2,300	299,256
Nojima Corp.	32,800	646,476
PAL GROUP Holdings Co. Ltd.	1,800	49,586
Pets at Home Group plc	372,690	646,156
Premier Investments Ltd.	6,508	65,580
Sa Sa International Holdings Ltd.(a)	204,700	77,741
Shimachu Co. Ltd.(a)	1,300	37,209
Shimamura Co. Ltd.	1,700	146,991
Super Retail Group Ltd.(a)	102,582	545,275
Superdry plc(a)	67,226	456,311
T-Gaia Corp.	7,600	148,257
United Arrows Ltd.	4,400	155,858
USS Co. Ltd.	6,200	108,470
Vivo Energy plc(b)	326,032	557,114
VT Holdings Co. Ltd.	33,900	133,320
WH Smith plc	3,339	85,825
World Co. Ltd.*	16,600	233,678
Xebio Holdings Co. Ltd.	38,200	447,182
XXL ASA(a)(b)	49,360	165,539
Yamada Denki Co. Ltd.	27,000	132,978
Yellow Hat Ltd.	16,500	388,735

		22,091,836

Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	8,200	138,036
Canon, Inc.	50,800	1,453,562
Eizo Corp.	1,400	54,287
Elecom Co. Ltd.	5,700	152,098
FUJIFILM Holdings Corp.	16,100	690,127
Konica Minolta, Inc.	18,900	189,816
Logitech International SA (Registered)	3,669	134,060
MCJ Co. Ltd.	15,400	103,723
NEC Corp.	11,900	399,109
Neopost SA	29,192	734,240
Ricoh Co. Ltd.	28,000	297,933
Riso Kagaku Corp.	1,700	25,649

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
S&T AG*	228	5,209
Seiko Epson Corp.	8,300	131,787
Toshiba TEC Corp.	3,800	91,028

		4,600,664

Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	5,658	1,348,445
Asics Corp.	12,200	175,999
Brunello Cucinelli SpA	1,556	56,330
Burberry Group plc	14,350	340,064
Cie Financiere Richemont SA (Registered)	14,022	967,025
Coats Group plc	98,856	114,045
Crystal International Group Ltd.(b)	622,500	337,164
Delta-Galil Industries Ltd.	7,544	218,227
Descente Ltd.	2,800	58,429
EssilorLuxottica SA - IM	2,578	326,281
EssilorLuxottica SA - MO	5,786	734,621
Gildan Activewear, Inc.	9,184	310,982
Goldwin, Inc.(a)	1,200	118,203
Gunze Ltd.	700	29,169
Hermes International	967	581,866
HUGO BOSS AG	511	36,729
Japan Wool Textile Co. Ltd. (The)	52,900	425,319
Kering SA	2,378	1,193,778
Kurabo Industries Ltd.	18,800	405,782
Li & Fung Ltd.	800,000	135,598
LVMH Moet Hennessy Louis Vuitton SE	8,282	2,658,515
Moncler SpA	3,061	115,556
Pandora A/S	8,149	353,667
Puma SE	208	116,113
Regina Miracle International Holdings Ltd.(b)	20,000	16,568
Samsonite International SA*(b)	36,600	107,514
Seiko Holdings Corp.	24,900	524,403
Seiren Co. Ltd.	11,200	186,581
Stella International Holdings Ltd.	482,500	606,914
Swatch Group AG (The)	1,394	400,735
Swatch Group AG (The) (Registered)	1,997	111,314
Tod’s SpA(a)	245	11,414
TSI Holdings Co. Ltd.	4,800	32,329
Wacoal Holdings Corp.	1,500	40,715
Yondoshi Holdings, Inc.	1,400	28,147

		13,224,541

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	3,120	100,957
Charter Court Financial Services Group plc(b)	86,838	315,963
Deutsche Pfandbriefbank AG(b)	106,518	1,203,296
Equitable Group, Inc.	7,790	395,580
First National Financial Corp.	12,628	277,022
Genworth Mortgage Insurance Australia Ltd.(a)	47,182	76,374
Home Capital Group, Inc.*(a)	56,908	728,845
OneSavings Bank plc	143,172	708,142
Paragon Banking Group plc(a)	247,804	1,352,139

		5,158,318

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Tobacco - 0.6%
British American Tobacco plc	73,390	2,594,053
Imperial Brands plc	45,920	1,525,238
Japan Tobacco, Inc.	34,900	881,880
Scandinavian Tobacco Group A/S(b)	44,444	576,135
Swedish Match AB	6,396	286,105

		5,863,411

Trading Companies & Distributors - 2.3%
AddTech AB, Class B	4,329	85,267
Advan Co. Ltd.	6,400	55,220
Ahlsell AB(b)	32,129	193,720
Ashtead Group plc	19,844	503,412
BayWa AG	5,184	141,869
Beijer Ref AB(a)	3,795	57,525
Brenntag AG	2,605	123,301
Bunzl plc	13,284	419,387
Cramo OYJ	41,574	795,704
Diploma plc	6,602	110,294
Emeco Holdings Ltd.*	34,080	56,160
Ferguson plc	6,642	445,074
Finning International, Inc.	387	7,337
Grafton Group plc	176,382	1,704,199
Hanwa Co. Ltd.	4,200	116,356
Howden Joinery Group plc	34,626	230,204
IMCD NV	2,440	178,906
Inaba Denki Sangyo Co. Ltd.	800	31,205
Inabata & Co. Ltd.	37,000	487,191
Indutrade AB	2,198	55,198
ITOCHU Corp.	83,100	1,520,662
Iwatani Corp.(a)	2,197	75,198
Japan Pulp & Paper Co. Ltd.	9,700	346,269
Kamei Corp.	16,000	170,247
Kanamoto Co. Ltd.	33,923	938,236
Kanematsu Corp.	80,600	969,451
Kloeckner & Co. SE	52,070	389,256
Marubeni Corp.	101,400	788,801
Mitsubishi Corp.	90,800	2,654,000
Mitsui & Co. Ltd.	99,200	1,615,657
MonotaRO Co. Ltd.	2,800	59,509
Nagase & Co. Ltd.	4,900	71,589
Nippon Steel & Sumikin Bussan Corp.	600	25,085
Nishio Rent All Co. Ltd.	17,500	548,332
Okaya & Co. Ltd.	2,000	176,422
Ramirent OYJ	50,676	347,726
Reece Ltd.	5,999	43,479
Rexel SA	1,782	20,366
Richelieu Hardware Ltd.	1,340	23,988
Russel Metals, Inc.	60,352	1,067,522
Seven Group Holdings Ltd.(a)	10,640	122,501
SIG plc(a)	582,938	913,290
Sojitz Corp.	67,300	258,489
Sumitomo Corp.	59,600	920,862
Toromont Industries Ltd.	3,554	158,013
Toyota Tsusho Corp.	17,300	550,014
Travis Perkins plc	22,437	361,261
Yamazen Corp.	76,000	762,584

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
Yuasa Trading Co. Ltd.	16,400	479,960

		22,176,298

Transportation Infrastructure - 0.5%
Aena SME SA(b)	2,050	354,723
Aeroports de Paris	1,511	289,891
ASTM SpA	36,261	871,681
Atlantia SpA	18,860	446,668
Atlas Arteria Ltd.(a)	40,012	194,012
Auckland International Airport Ltd.	22,540	114,908
BBA Aviation plc	31,120	96,938
Enav SpA(b)	12,657	64,919
Flughafen Zurich AG (Registered)	320	56,607
Fraport AG Frankfurt Airport Services Worldwide	890	70,404
Getlink SE	16,514	242,168
Hamburger Hafen und Logistik AG	1,220	27,228
Hutchison Port Holdings Trust	461,700	115,425
James Fisher & Sons plc	1,322	33,668
Kamigumi Co. Ltd.	6,500	143,821
Nissin Corp.	9,500	152,936
Port of Tauranga Ltd.	5,225	18,664
Qube Holdings Ltd.(a)	112,446	220,553
SATS Ltd.	19,000	68,390
Societa Iniziative Autostradali e Servizi SpA	4,167	64,262
Sumitomo Warehouse Co. Ltd. (The)(a)	62,400	802,146
Sydney Airport	51,660	247,101
Transurban Group	68,587	608,624
Westshore Terminals Investment Corp.	5,020	83,520

		5,389,257

Water Utilities - 0.1%
Pennon Group plc	2,760	27,695
Severn Trent plc	11,234	295,334
United Utilities Group plc	40,194	439,270

		762,299

Wireless Telecommunication Services - 0.9%
1&1 Drillisch AG	2,659	110,693
Cellcom Israel Ltd.*	21,851	115,292
Freenet AG	2,198	46,861
Hutchison Telecommunications Hong Kong Holdings Ltd.	560,000	221,239
KDDI Corp.	92,000	2,301,902
M1 Ltd.	124,500	189,808
Millicom International Cellular SA, SDR	415	25,963
NTT DOCOMO, Inc.	43,300	1,036,646
Okinawa Cellular Telephone Co.	2,800	99,182
Rogers Communications, Inc., Class B	12,710	687,906
SmarTone Telecommunications Holdings Ltd.	4,740	5,624
SoftBank Group Corp.	25,441	1,993,108
StarHub Ltd.	137,700	182,282
Tele2 AB, Class B	13,980	174,455
VEON Ltd.	48,560	120,356

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group plc	742,920	1,354,306

		8,665,623

TOTAL COMMON STOCKS (Cost $889,944,549)		965,193,539

CLOSED END FUNDS - 0.1%
Capital Markets - 0.0%(e)
HBM Healthcare Investments AG Class A*	1,640	278,706

Equity Real Estate Investment Trusts (REITs) - 0.1%
UK Commercial Property REIT Ltd.(a)	596,796	698,699

TOTAL CLOSED END FUNDS (Cost $865,456)		977,405

	Number of Rights
RIGHTS - 0.0%(e)
Construction & Engineering - 0.0%(e)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2019*	17,544	9,653

Equity Real Estate Investment Trusts (REITs) - 0.0%(e)
Tritax Big Box REIT plc, expiring 2/8/2019, price 1.30 GBP*(d)	14,158	1,806

TOTAL RIGHTS (Cost $9,123)		11,459

	Number of Warrants
WARRANTS - 0.0%
Pharmaceuticals - 0.0%
Australis Capital, Inc., expiring 8/23/2019, price 0.25 CAD*‡(d) (Cost $–)	597	—

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.9%
REPURCHASE AGREEMENTS - 0.9%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $5,366,731, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $5,483,795	5,366,351	5,366,351

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - (continued)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $2,000,135, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $2,041,813	2,000,000	2,000,000
Societe Generale, 2.50%, dated 1/31/2019, due 2/1/2019, repurchase price $1,000,070, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.25%, maturing 9/30/2019 - 11/15/2048; Common Stocks; total market value $1,114,538	1,000,000	1,000,000

		8,366,351

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,366,351)		8,366,351

Total Investments - 99.4% (Cost $899,185,479)		974,548,754
Other Assets Less Liabilities - 0.6%		6,173,266

Net Assets - 100.0%		980,722,020

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $76,300,049, collateralized in the form of cash with a value of $8,366,351 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $18,586,699 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $54,902,028 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from March 15, 2019 – November 2, 2086; a total value of $81,855,078.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $342,411, which represents approximately 0.03% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $8,366,351.

Percentages shown are based on Net Assets.

Abbreviations

CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
GBP	British Pound
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	123	03/15/2019	EUR	$4,448,617	$125,703
FTSE 100 Index	33	03/15/2019	GBP	2,996,365	64,134
Hang Seng Index	2	02/27/2019	HKD	357,539	5,179
S&P/TSX 60 Index	11	03/14/2019	CAD	1,554,222	81,148
SGX Nikkei 225 Index	39	03/07/2019	JPY	3,717,059	(69,192)
SPI 200 Index	12	03/21/2019	AUD	1,269,596	37,623

					$244,595

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	831,322	Citibank NA	USD	601,182	03/20/2019	$5,368
CAD	1,509,507	Societe Generale	USD	1,131,750	03/20/2019	18,818
EUR	2,279,342	Goldman Sachs & Co.	USD	2,608,889	03/20/2019	16,106
GBP	664,454	Bank of New York	USD	843,313	03/20/2019	32,659
JPY	284,997,441	Citibank NA	USD	2,527,675	03/20/2019	100,120
USD	490,000	Toronto-Dominion Bank (The)	CHF	481,470	03/20/2019	2,706

Total unrealized appreciation						$175,777

CHF	369,439	Goldman Sachs & Co.	USD	375,194	03/20/2019	$(1,286)
SEK	2,390,159	Goldman Sachs & Co.	USD	265,774	03/20/2019	(685)
USD	430,000	Toronto-Dominion Bank (The)	CAD	581,641	03/20/2019	(13,335)
USD	117,048	Citibank NA	DKK	763,595	03/20/2019	(763)
USD	1,000,000	Toronto-Dominion Bank (The)	EUR	869,842	03/20/2019	(1,750)
USD	2,797	Morgan Stanley	SGD	3,828	03/20/2019	(53)

Total unrealized depreciation						$(17,872)

Net unrealized appreciation						$157,905

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	5.1%
Austria	0.3
Belgium	1.2
Canada	8.9
Denmark	1.2
Finland	1.1
France	7.1
Germany	6.4
Hong Kong	2.9
Ireland	0.4
Israel	0.9
Italy	2.9
Japan	27.3
Netherlands	2.8
New Zealand	0.4
Norway	1.2
Portugal	0.3
Singapore	1.3
Spain	2.5
Sweden	2.8
Switzerland	5.0
United Kingdom	16.5
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi ve Ticaret A/S	16,359	81,228
AviChina Industry & Technology Co. Ltd., Class H(a)	114,000	75,693
Bharat Electronics Ltd.	17,280	20,325
Embraer SA	29,700	157,680
Hanwha Aerospace Co. Ltd.*	1,767	49,866
Korea Aerospace Industries Ltd.*	3,018	92,494
LIG Nex1 Co. Ltd.	430	13,140
United Aircraft Corp. PJSC*^	25,155,036	310,026

		800,452

Air Freight & Logistics - 0.5%
Aramex PJSC	24,595	28,459
BEST, Inc., ADR*	4,700	21,902
GD Express Carrier Bhd.	51,838	3,670
Gulf Warehousing Co.	36,234	424,011
Hyundai Glovis Co. Ltd.	1,980	252,694
Imperial Logistics Ltd.	15,741	80,555
Kerry TJ Logistics Co. Ltd.	14,000	17,066
Pos Malaysia Bhd.	20,800	9,801
Sinotrans Ltd., Class H	2,772,000	1,268,238
ZTO Express Cayman, Inc., ADR	15,741	269,486

		2,375,882

Airlines - 0.8%
Aegean Airlines SA	33,759	294,399
Aeroflot PJSC	19,139	31,544
Air Arabia PJSC	2,926,341	796,717
Air China Ltd., Class H	164,000	162,606
AirAsia Group Bhd.	167,000	123,945
Asiana Airlines, Inc.*	130,680	512,666
Azul SA (Preference)*	9,900	100,853
Bangkok Airways PCL, NVDR	52,000	20,306
Cebu Air, Inc.	258,390	436,352
China Airlines Ltd.	87,000	29,876
China Eastern Airlines Corp. Ltd., Class H	132,000	80,579
China Southern Airlines Co. Ltd., Class H	198,000	140,551
Eva Airways Corp.	66,661	32,331
Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	23,751
Grupo Aeromexico SAB de CV*	10,400	13,292
Hanjin Kal Corp.*	4,554	113,374
InterGlobe Aviation Ltd.(b)	4,672	78,029
Jeju Air Co. Ltd.	755	22,223
Jin Air Co. Ltd.	15,246	286,381
Korean Air Lines Co. Ltd.	4,158	136,028
Latam Airlines Group SA	11,682	140,199
SpiceJet Ltd.*	7,072	8,010
Thai Airways International PCL, NVDR*	831,600	354,014

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Turk Hava Yollari AO*	63,162	188,172
Tway Air Co. Ltd.*	24,750	166,164

		4,292,362

Auto Components - 1.2%
Apollo Tyres Ltd.	14,352	41,238
Balkrishna Industries Ltd.	4,462	50,856
Bharat Forge Ltd.	9,603	66,568
Bosch Ltd.	297	78,725
Cayman Engley Industrial Co. Ltd.	49,796	201,800
Ceat Ltd.	936	14,293
Cheng Shin Rubber Industry Co. Ltd.	99,000	139,051
China First Capital Group Ltd.*	158,000	82,154
Cub Elecparts, Inc.	2,811	25,025
Endurance Technologies Ltd.(b)	1,456	23,501
Exide Industries Ltd.	5,676	18,109
Fuyao Glass Industry Group Co. Ltd., Class H(b)	14,400	50,008
Halla Holdings Corp.	10,692	419,935
Hankook Tire Co. Ltd.	6,534	245,469
Hanon Systems	7,920	91,112
Hota Industrial Manufacturing Co. Ltd.	9,826	38,381
Hyundai Mobis Co. Ltd.	6,237	1,261,246
Hyundai Wia Corp.	1,853	72,694
Kenda Rubber Industrial Co. Ltd.	29,307	28,523
Kumho Tire Co., Inc.*	3,552	16,217
Mahindra CIE Automotive Ltd.*	6,379	21,123
Mando Corp.	2,871	87,602
Minda Industries Ltd.	5,154	20,280
Minth Group Ltd.	28,000	97,417
Motherson Sumi Systems Ltd.	38,016	75,155
MRF Ltd.	36	31,024
Nan Kang Rubber Tire Co. Ltd.	20,000	17,154
Nemak SAB de CV(b)	62,400	49,124
Nexen Tire Corp.	45,639	404,851
Nexteer Automotive Group Ltd.	44,000	66,168
S&T Motiv Co. Ltd.	12,276	376,229
Sebang Global Battery Co. Ltd.	8,118	273,604
SL Corp.*	16,731	303,749
Sri Trang Agro-Industry PCL, NVDR	20,800	10,120
Sundaram Finance Holdings Ltd.	1,310	1,671
Sundram Fasteners Ltd.	3,224	23,931
Tianneng Power International Ltd.	922,000	856,587
Tong Yang Industry Co. Ltd.	27,400	34,516
Tupy SA	89,100	445,647
WABCO India Ltd.	172	15,063
Xinyi Glass Holdings Ltd.	224,000	271,197

		6,447,117

Automobiles - 1.7%
Astra International Tbk. PT	861,300	520,879
BAIC Motor Corp. Ltd., Class H(a)(b)	2,029,500	1,319,083
Bajaj Auto Ltd.	3,069	110,235

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Automobiles - (continued)
Brilliance China Automotive Holdings Ltd.	260,000	244,536
BYD Co. Ltd., Class H	25,500	149,652
China Motor Corp.	61,000	47,455
Chongqing Changan Automobile Co. Ltd., Class B	900,900	456,954
Dongfeng Motor Group Co. Ltd., Class H	236,000	246,927
DRB-Hicom Bhd.	7,300	2,887
Eicher Motors Ltd.	594	158,738
Ford Otomotiv Sanayi A/S	6,454	74,754
Geely Automobile Holdings Ltd.	495,000	836,492
Great Wall Motor Co. Ltd., Class H(a)	297,000	201,364
Guangzhou Automobile Group Co. Ltd., Class H	248,400	268,448
Hero MotoCorp Ltd.	4,059	149,185
Hyundai Motor Co.	13,068	1,520,969
Hyundai Motor Co. (2nd Preference)	3,267	246,937
Hyundai Motor Co. (3rd Preference)	312	20,050
Hyundai Motor Co. (Preference)	1,881	130,004
Kia Motors Corp.	24,057	785,936
Mahindra & Mahindra Ltd.	25,245	241,393
Maruti Suzuki India Ltd.	5,049	471,473
Oriental Holdings Bhd.	326,700	513,659
Ssangyong Motor Co.*	771	3,437
Tata Motors Ltd.*	40,986	104,424
Tata Motors Ltd., Class A*	25,527	33,614
Tofas Turk Otomobil Fabrikasi A/S	6,639	27,013
TVS Motor Co. Ltd.	3,564	25,056
UMW Holdings Bhd.	20,800	29,656
Yadea Group Holdings Ltd.(b)	40,000	15,395
Yulon Motor Co. Ltd.	97,000	57,938

		9,014,543

Banks - 15.0%
Absa Group Ltd.	64,350	896,099
Abu Dhabi Commercial Bank PJSC	173,943	442,790
AFFIN Bank Bhd.	38,816	20,943
Agricultural Bank of China Ltd., Class H	2,574,000	1,210,453
Akbank T.A.S.	229,798	314,336
Akbank T.A.S., ADR	20,016	55,044
Al Khalij Commercial Bank PQSC	209,979	663,167
Alior Bank SA*	2,987	46,249
Alliance Bank Malaysia Bhd.	28,200	29,191
Alpha Bank AE*	67,617	67,734
AMMB Holdings Bhd.	148,500	163,147
AU Small Finance Bank Ltd.(b)	2,288	18,796
Axis Bank Ltd.*	74,547	757,524
Banco Bradesco SA*	36,160	399,638
Banco Bradesco SA (Preference)*	142,100	1,765,523
Banco Davivienda SA (Preference)	3,395	38,953
Banco de Bogota SA	4,059	78,141
Banco de Chile	1,342,256	213,798
Banco de Credito e Inversiones SA	1,980	141,687
Banco del Bajio SA(a)(b)	25,800	54,072

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banco do Brasil SA*	108,900	1,550,333
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	19,800	127,731
Banco Santander Chile	2,508,462	203,156
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	79,200	119,165
Bancolombia SA	24,849	266,706
Bancolombia SA (Preference)	40,788	451,174
Bank Al Habib Ltd.	1,138,500	658,633
Bank Alfalah Ltd.	2,500	885
Bank Central Asia Tbk. PT	465,300	938,259
Bank Danamon Indonesia Tbk. PT	137,800	89,746
Bank Handlowy w Warszawie SA	2,012	37,437
Bank Mandiri Persero Tbk. PT	782,100	417,008
Bank Millennium SA*	25,240	59,946
Bank Negara Indonesia Persero Tbk. PT	663,300	430,807
Bank of Baroda*	45,441	71,848
Bank of China Ltd., Class H	6,831,000	3,151,417
Bank of Chongqing Co. Ltd., Class H	594,000	357,307
Bank of Communications Co. Ltd., Class H	1,923,000	1,629,723
Bank of Gansu Co. Ltd., Class H*(b)	1,782,000	501,895
Bank of India*	15,737	22,747
Bank of Jinzhou Co. Ltd., Class H(b)	238,000	221,721
Bank of Sharjah*	808,137	220,021
Bank of the Philippine Islands	72,270	126,206
Bank of Tianjin Co. Ltd., Class H(b)	818,000	473,284
Bank of Zhengzhou Co. Ltd., Class H*(b)	1,287,000	547,820
Bank Pan Indonesia Tbk. PT*	325,900	32,887
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	41,622
Bank Pembangunan Daerah Jawa Timur Tbk. PT	9,345,600	498,298
Bank Polska Kasa Opieki SA	6,633	197,544
Bank Rakyat Indonesia Persero Tbk. PT	2,237,400	616,496
Bank Tabungan Negara Persero Tbk. PT	455,400	89,304
Bank Tabungan Pensiunan Nasional Tbk. PT	97,000	26,311
BDO Unibank, Inc.	71,280	184,663
BIMB Holdings Bhd.	14,780	13,532
BNK Financial Group, Inc.	24,354	160,879
BOC Hong Kong Holdings Ltd.	148,500	569,647
Canara Bank*	11,983	42,148
Capitec Bank Holdings Ltd.	3,069	269,704
Chang Hwa Commercial Bank Ltd.	282,534	164,620
China Banking Corp.	51,084	27,645
China CITIC Bank Corp. Ltd., Class H	1,041,000	673,950
China Construction Bank Corp., Class H	9,702,000	8,667,468

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
China Development Financial Holding Corp.	1,188,000	385,926
China Everbright Bank Co. Ltd., Class H	297,000	142,696
China Merchants Bank Co. Ltd., Class H	338,000	1,473,180
China Minsheng Banking Corp. Ltd., Class H	594,000	453,447
China Zheshang Bank Co. Ltd., Class H	136,000	72,622
Chong Hing Bank Ltd.	223,000	387,075
Chongqing Rural Commercial Bank Co. Ltd., Class H	3,220,000	1,858,947
CIMB Group Holdings Bhd.	207,900	285,253
City Union Bank Ltd.	9,675	25,983
Commercial Bank PQSC (The)	8,514	99,257
Commercial International Bank Egypt SAE	53,361	250,456
Credicorp Ltd.	2,772	672,986
Credit Agricole Egypt SAE	11,960	28,869
Credit Bank of Moscow PJSC*	861,678	70,733
CTBC Financial Holding Co. Ltd.	1,782,000	1,200,703
DCB Bank Ltd.	1,720	4,308
DGB Financial Group, Inc.	16,434	128,205
Doha Bank QPSC	15,963	92,676
Dubai Islamic Bank PJSC	148,500	206,194
E.Sun Financial Holding Co. Ltd.	456,151	317,004
Eurobank Ergasias SA*	143,253	89,420
Far Eastern International Bank	119,838	40,958
Federal Bank Ltd.	59,644	72,039
First Abu Dhabi Bank PJSC	117,414	471,190
First Financial Holding Co. Ltd.	396,000	262,956
Grupo Aval Acciones y Valores SA (Preference)	408,573	140,738
Grupo Elektra SAB de CV(a)	2,475	134,838
Grupo Financiero Banorte SAB de CV, Class O	121,400	677,300
Grupo Financiero Inbursa SAB de CV, Class O(a)	89,100	129,706
Grupo Security SA	33,325	15,153
Habib Bank Ltd.	67,900	73,147
Habib Metropolitan Bank Ltd.	643,500	207,205
Hana Financial Group, Inc.	26,928	966,857
Harbin Bank Co. Ltd., Class H(b)	3,861,000	875,856
Hong Leong Bank Bhd.	19,800	99,773
Hong Leong Financial Group Bhd.	12,600	60,601
Housing & Development Bank	65,637	178,099
Hua Nan Financial Holdings Co. Ltd.	396,000	237,820
Huishang Bank Corp. Ltd., Class H	1,089,000	485,746
ICICI Bank Ltd.	132,660	679,808
IDBI Bank Ltd.*	20,447	15,928
IDFC First Bank Ltd.	76,061	48,340
Indian Bank*	9,984	31,642
Industrial & Commercial Bank of China Ltd., Class H	7,029,000	5,428,491
Industrial Bank of Korea	24,057	308,104
ING Bank Slaski SA	1,683	86,741
Intercorp Financial Services, Inc.(b)	1,040	47,840

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Itau CorpBanca	6,795,305	68,559
Itau Unibanco Holding SA (Preference)	207,900	2,213,232
Itausa - Investimentos Itau SA	40,709	173,216
Itausa - Investimentos Itau SA (Preference)	198,000	733,776
JB Financial Group Co. Ltd.	13,532	75,526
Jiangxi Bank Co. Ltd., Class H*(b)	28,500	23,463
Karur Vysya Bank Ltd. (The)	13,613	16,834
KB Financial Group, Inc.	35,738	1,543,357
Kiatnakin Bank PCL, NVDR	39,600	86,824
King’s Town Bank Co. Ltd.	99,000	93,936
Komercni banka A/S	3,663	147,861
Kotak Mahindra Bank Ltd.	34,551	610,059
Krung Thai Bank PCL, NVDR	287,100	181,950
LH Financial Group PCL, NVDR	4,662,900	213,426
Malayan Banking Bhd.	207,900	484,220
Masraf Al Rayan QSC	15,048	168,612
mBank SA	693	83,787
MCB Bank Ltd.	49,500	74,440
Mega Financial Holding Co. Ltd.	453,000	392,227
Metropolitan Bank & Trust Co.	78,214	126,079
Moneta Money Bank A/S(b)	17,472	59,552
National Bank of Greece SA*	45,621	51,170
National Bank of Pakistan*	52,000	17,673
Nedbank Group Ltd.	34,452	741,925
Oriental Bank of Commerce*	158,697	213,545
OTP Bank Nyrt	9,207	379,920
Philippine National Bank*	623,700	538,601
Piraeus Bank SA*	412,335	269,686
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	693,000	388,597
Powszechna Kasa Oszczednosci Bank Polski SA	36,135	384,445
Public Bank Bhd.	108,900	658,824
Punjab National Bank*	25,105	27,357
Qatar International Islamic Bank QSC	2,042	38,605
Qatar Islamic Bank SAQ	4,950	214,789
Qatar National Bank QPSC	18,810	1,022,778
RBL Bank Ltd.(b)	3,686	29,472
RHB Bank Bhd.	148,267	196,555
Rizal Commercial Banking Corp.	43,139	21,524
Santander Bank Polska SA	1,287	129,544
Sberbank of Russia PJSC	971,091	3,231,591
Sberbank of Russia PJSC (Preference)	88,011	250,153
Security Bank Corp.	13,750	47,232
Shengjing Bank Co. Ltd., Class H(b)	643,500	282,931
Shinhan Financial Group Co. Ltd.	42,669	1,656,676
Siam Commercial Bank PCL (The), NVDR	138,600	590,023
SinoPac Financial Holdings Co. Ltd.	396,000	133,411
Sociedad Matriz del Banco de Chile SA, Class B	165,330	84,085
Standard Bank Group Ltd.	116,127	1,706,463
State Bank of India*	74,151	306,165

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Syndicate Bank*	410,553	213,012
Taichung Commercial Bank Co. Ltd.	209,977	71,766
Taishin Financial Holding Co. Ltd.	891,000	394,434
Taiwan Business Bank	180,440	64,901
Taiwan Cooperative Financial Holding Co. Ltd.	396,000	238,465
Thanachart Capital PCL, NVDR	59,400	102,193
Tisco Financial Group PCL, NVDR	20,800	55,092
TMB Bank PCL, NVDR	1,089,000	76,684
Turkiye Garanti Bankasi A/S	188,100	329,254
Turkiye Halk Bankasi A/S	56,582	83,082
Turkiye Is Bankasi A/S, Class C	127,017	139,388
Turkiye Vakiflar Bankasi TAO, Class D	96,704	89,307
Union Bank of India*	295,614	343,955
Union Bank of Taiwan	214,296	69,545
Union Bank of the Philippines	16,100	19,944
Union National Bank PJSC	99,792	141,279
United Bank Ltd.	54,500	60,202
Vijaya Bank	341,451	211,246
VTB Bank PJSC	434,744,651	250,773
Woori Bank(c)	45,299	602,548
Yapi ve Kredi Bankasi A/S*	194,562	73,301
Yes Bank Ltd.	153,549	419,064

		77,585,905

Beverages - 0.6%
Ambev SA	188,100	904,148
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	46,508
Arca Continental SAB de CV	13,700	80,076
Becle SAB de CV	34,400	44,165
Carabao Group PCL, NVDR	13,100	16,143
Carlsberg Brewery Malaysia Bhd.	5,100	25,525
China Resources Beer Holdings Co. Ltd.	57,107	200,141
Cia Cervecerias Unidas SA	7,425	101,341
Coca-Cola Embonor SA (Preference), Class B	4,368	11,870
Coca-Cola Femsa SAB de CV, Series L	25,000	157,003
Coca-Cola Icecek A/S	360	2,295
Embotelladora Andina SA (Preference), Class B	9,513	36,964
Emperador, Inc.	145,600	20,956
Fomento Economico Mexicano SAB de CV(a)	79,200	724,104
Fraser & Neave Holdings Bhd.	3,700	30,677
Heineken Malaysia Bhd.	7,700	39,139
Hey Song Corp.	2,000	1,950
Hite Jinro Co. Ltd.*	1,790	27,188
Lotte Chilsung Beverage Co. Ltd.*	15	19,346
Muhak Co. Ltd.	761	9,404
Osotspa PCL, NVDR*	22,400	19,000
Tibet Water Resources Ltd.*	52,000	18,953
Tsingtao Brewery Co. Ltd., Class H	18,000	79,027
United Breweries Ltd.	3,820	76,744
United Spirits Ltd.*	13,860	105,197

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Varun Beverages Ltd.	774	8,932
Vina Concha y Toro SA	19,880	41,362

		2,848,158

Biotechnology - 0.4%
3SBio, Inc.(b)	33,480	55,894
Amicogen, Inc.*	514	17,347
BeiGene Ltd.*	19,800	193,920
Biocon Ltd.	4,765	43,436
Celltrion, Inc.*	4,340	854,313
China Biologic Products Holdings, Inc.*(a)	1,326	107,658
Genexine Co. Ltd.*	650	41,828
Green Cross Cell Corp.	258	11,663
Green Cross Corp.	300	36,939
Green Cross Holdings Corp.	1,787	38,385
Hugel, Inc.*	104	31,266
iNtRON Biotechnology, Inc.*	920	16,000
Medy-Tox, Inc.	203	94,508
OBI Pharma, Inc.*	9,000	52,732
PharmaEngine, Inc.	4,172	14,327
PharmaEssentia Corp.*	9,000	51,267
Pharmicell Co. Ltd.*	3,360	53,451
Seegene, Inc.*	999	16,969
SillaJen, Inc.*	2,574	174,430
STCUBE*	750	16,110
TaiMed Biologics, Inc.*	8,000	43,878
Tanvex BioPharma, Inc.*	9,000	20,097
ViroMed Co. Ltd.*	649	160,989

		2,147,407

Building Products - 0.2%
Astral Poly Technik Ltd.	1,823	28,996
China Lesso Group Holdings Ltd.	97,000	54,145
Elementia SAB de CV*(b)	10,400	6,723
IS Dongseo Co. Ltd.	1,106	30,069
Kajaria Ceramics Ltd.	2,608	19,730
KCC Corp.	297	87,286
Kyung Dong Navien Co. Ltd.	208	7,964
LG Hausys Ltd.	7,425	467,128
National Central Cooling Co. PJSC	13,871	6,571
Taiwan Glass Industry Corp.	56,000	23,788
Trakya Cam Sanayii A/S	492,525	345,421

		1,077,821

Capital Markets - 2.1%
B3 SA - Brasil Bolsa Balcao*	89,100	769,731
Banco BTG Pactual SA*	5,200	42,239
Bolsa Mexicana de Valores SAB de CV	24,100	48,407
Brait SE*	9,064	19,235
Bursa Malaysia Bhd.	17,700	31,545
Capital Securities Corp.	209,680	62,382
China Bills Finance Corp.	71,000	32,124
China Cinda Asset Management Co. Ltd., Class H	792,000	203,887
China Ding Yi Feng Holdings Ltd.*	40,000	140,441
China Everbright Ltd.	72,000	135,252
China Galaxy Securities Co. Ltd., Class H	346,500	178,843

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
China Huarong Asset Management Co. Ltd., Class H(b)	792,000	160,485
China International Capital Corp. Ltd., Class H(b)	39,600	78,830
China Merchants Securities Co. Ltd., Class H(b)	1,069,200	1,460,719
CITIC Securities Co. Ltd., Class H(a)	198,000	402,223
Coronation Fund Managers Ltd.	7,009	21,803
CSC Financial Co. Ltd., Class H(a)(b)	1,039,500	765,712
Daishin Securities Co. Ltd.	4,440	46,289
Daishin Securities Co. Ltd. (Preference)	1,603	12,520
Daou Technology, Inc.	2,355	44,765
Dubai Financial Market PJSC	67,052	15,298
Edelweiss Financial Services Ltd.	22,568	48,884
Egypt Kuwait Holding Co. SAE	36,677	46,250
Egyptian Financial Group-Hermes Holding Co.*	673,596	651,130
Everbright Securities Co. Ltd., Class H(b)	356,400	317,034
GF Securities Co. Ltd., Class H	118,800	169,569
Guotai Junan International Holdings Ltd.(a)	4,059,000	708,684
Guotai Junan Securities Co. Ltd., Class H(b)	19,600	41,764
Haitong Securities Co. Ltd., Class H	277,200	311,584
Hanwha Investment & Securities Co. Ltd.*	161,370	350,253
HDFC Asset Management Co. Ltd.*(b)	862	16,515
Huatai Securities Co. Ltd., Class H(b)	59,400	110,674
IIFL Holdings Ltd.	3,988	24,101
Indiabulls Ventures Ltd.	9,273	44,364
Investec Ltd.	12,573	82,487
Jih Sun Financial Holdings Co. Ltd.	96,907	28,547
JM Financial Ltd.	11,544	12,555
JSE Ltd.	4,205	52,035
KIWOOM Securities Co. Ltd.*	448	34,668
Korea Investment Holdings Co. Ltd.*	3,663	211,685
Kresna Graha Investama Tbk. PT*	187,300	8,311
Macquarie Korea Infrastructure Fund	14,850	131,864
Meritz Securities Co. Ltd.	29,106	119,940
Mirae Asset Daewoo Co. Ltd.	33,462	228,263
Moscow Exchange MICEX-RTS PJSC*	71,973	102,026
NH Investment & Securities Co. Ltd.*	7,227	90,609
NH Investment & Securities Co. Ltd. (Preference)*	1,352	10,632
Norte Grande SA	1,317	8
Orient Securities Co. Ltd., Class H(b)	19,600	13,763

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Pioneers Holding for Financial Investments SAE*	556,875	204,933
Pool Advista Indonesia Tbk. PT*	39,300	13,079
President Securities Corp.	1,188,000	510,444
PSG Konsult Ltd.	3,256	2,625
Reinet Investments SCA	10,494	158,683
Samsung Securities Co. Ltd.	5,544	166,671
Shinyoung Securities Co. Ltd.	5,544	295,972
Sociedad de Inversiones Oro Blanco SA	39,496,347	242,960
Warsaw Stock Exchange	1,040	11,202
Waterland Financial Holdings Co. Ltd.	150,929	48,637
Yuanta Financial Holding Co. Ltd.	1,089,000	602,607
Yuanta Securities Korea Co. Ltd.*	7,207	22,185
Zeder Investments Ltd.	19,109	6,480

		10,927,407

Chemicals - 3.4%
AECI Ltd.	140,778	944,178
AK Holdings, Inc.	6,732	308,571
Akzo Nobel India Ltd.	832	20,588
Alpek SAB de CV*	14,100	19,325
Asian Paints Ltd.	11,880	235,963
Barito Pacific Tbk. PT	653,400	122,052
BASF India Ltd.	836	15,901
Batu Kawan Bhd.	22,200	92,139
Berger Paints India Ltd.	10,816	48,476
Braskem SA (Preference), Class A	9,900	142,026
Castrol India Ltd.	9,090	20,277
Chambal Fertilizers and Chemicals Ltd.	5,408	13,387
China General Plastics Corp.	430,550	329,343
China Lumena New Materials Corp.*‡(c)	888,000	—
China Petrochemical Development Corp.*	202,700	70,598
China Steel Chemical Corp.	8,000	35,285
Ciech SA	32,868	463,771
Coremax Corp.	4,228	12,937
Coromandel International Ltd.	1,898	12,005
D&L Industries, Inc.	110,800	24,112
DCM Shriram Ltd.	868	4,096
Dongjin Semichem Co. Ltd.*	44,352	346,796
Dongyue Group Ltd.	1,485,000	946,258
Eastern Polymer Group PCL, NVDR	52,200	12,531
Ecopro Co. Ltd.*	624	18,255
Engro Corp. Ltd.	29,700	72,069
Engro Fertilizers Ltd.	69,500	38,180
Eternal Materials Co. Ltd.	46,010	37,366
Everlight Chemical Industrial Corp.	54,000	28,475
Fauji Fertilizer Co. Ltd.	61,000	47,132
Finolex Industries Ltd.	145	1,047
Foosung Co. Ltd.*	1,768	13,125
Formosa Chemicals & Fibre Corp.	169,000	585,860
Formosa Plastics Corp.	183,000	607,588
Fufeng Group Ltd.(a)	1,538,000	682,101
Grand Pacific Petrochemical	1,030,000	839,852

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Grupa Azoty SA	60,786	605,298
Gujarat Fluorochemicals Ltd.	1,704	20,678
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,025	217,173
Hansol Chemical Co. Ltd.	528	40,336
Hanwha Chemical Corp.	9,603	193,760
Himadri Speciality Chemical Ltd.	7,638	12,614
Huabao International Holdings Ltd.	990,000	450,419
Huchems Fine Chemical Corp.	2,040	42,261
Indorama Ventures PCL, NVDR	95,000	145,955
International CSRC Investment Holdings Co.	53,031	74,226
Kansai Nerolac Paints Ltd.	7,592	47,648
Kolon Industries, Inc.	1,782	94,974
Korea Petrochemical Ind Co. Ltd.	420	63,982
Kumho Petrochemical Co. Ltd.	1,584	128,127
LG Chem Ltd.	1,980	654,869
LG Chem Ltd. (Preference)	396	72,071
Lotte Chemical Corp.	1,485	400,395
Lotte Chemical Titan Holding Bhd.(b)	17,500	18,030
LOTTE Fine Chemical Co. Ltd.	1,649	67,137
Mexichem SAB de CV	49,500	132,879
Misr Fertilizers Production Co. SAE	1,204	5,079
Namhae Chemical Corp.*	1,040	13,133
Nan Ya Plastics Corp.	236,000	586,130
OCI Co. Ltd.*	1,782	171,369
Omnia Holdings Ltd.	2,184	13,906
Oriental Union Chemical Corp.	34,000	29,051
Petkim Petrokimya Holding A/S	70,602	78,706
Petronas Chemicals Group Bhd.	99,000	204,236
PhosAgro PJSC	1,080	42,604
PI Industries Ltd.	1,268	15,199
Pidilite Industries Ltd.	4,950	77,935
PTT Global Chemical PCL, NVDR	148,500	323,214
Rain Industries Ltd.	101,970	171,910
Sasol Ltd.	24,057	725,916
Scientex Bhd.	8,700	18,691
Shinkong Synthetic Fibers Corp.	1,782,000	681,559
Sidi Kerir Petrochemicals Co.	3,797	3,814
Sinofert Holdings Ltd.*(a)	172,000	20,166
Sinopec Shanghai Petrochemical Co. Ltd., Class H	266,000	125,768
SK Chemicals Co. Ltd.	213	13,113
SK Discovery Co. Ltd.	14,454	376,078
SK Materials Co. Ltd.	312	43,716
SKC Co. Ltd.	1,946	67,685
SKCKOLONPI, Inc.	520	16,124
Sociedad Quimica y Minera de Chile SA (Preference), Class B	8,217	351,611
Soda Sanayii A/S	30,857	42,745
Solar Industries India Ltd.	1,040	14,744
Songwon Industrial Co. Ltd.	20,493	405,200
Soulbrain Co. Ltd.	416	19,031
SRF Ltd.	774	21,890
Supreme Industries Ltd.	1,204	16,836
Taekwang Industrial Co. Ltd.*	52	63,513
Taiwan Fertilizer Co. Ltd.*	37,000	52,209

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Taiwan Styrene Monomer	594,000	467,907
Tata Chemicals Ltd.	1,541	14,610
TOA Paint Thailand PCL, NVDR	12,000	13,731
TSRC Corp.	34,000	30,933
Unid Co. Ltd.	7,524	318,839
Unipar Carbocloro SA (Preference)	55,100	567,215
UPC Technology Corp.	990,000	396,367
UPL Ltd.	15,147	167,507
USI Corp.	990,000	383,477

		17,867,964

Commercial Services & Supplies - 0.2%
China Everbright International Ltd.(a)	321,444	322,808
Cleanaway Co. Ltd.	3,000	16,552
Country Garden Services Holdings Co. Ltd.*	45,887	70,643
Eastern Media International Corp.*	396,000	170,148
ECOVE Environment Corp.	1,000	5,778
Greentown Service Group Co. Ltd.(b)	68,000	62,049
KEPCO Plant Service & Engineering Co. Ltd.*	1,144	34,907
S-1 Corp.	891	82,481
Sunny Friend Environmental Technology Co. Ltd.	3,000	24,071
Taiwan Secom Co. Ltd.	11,165	31,400
Taiwan Shin Kong Security Co. Ltd.	8,240	10,192

		831,029

Communications Equipment - 0.3%
Accton Technology Corp.	21,000	73,483
Advanced Ceramic X Corp.	1,000	7,894
Arcadyan Technology Corp.	198,000	609,052
BYD Electronic International Co. Ltd.	48,500	59,584
Sangsangin Co. Ltd.*	753	11,843
Sercomm Corp.	269,000	556,887
Sterlite Technologies Ltd.	5,616	19,461
Wistron NeWeb Corp.	10,093	24,771
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(b)	6,000	18,390
ZTE Corp., Class H*	23,400	47,058

		1,428,423

Construction & Engineering - 1.8%
Acter Co. Ltd.	61,000	339,534
BES Engineering Corp.	55,000	13,051
Budimex SA	460	13,402
CH Karnchang PCL, NVDR	737	607
China Communications Construction Co. Ltd., Class H	396,000	396,167
China Energy Engineering Corp. Ltd., Class H	7,920,000	958,874
China Railway Construction Corp. Ltd., Class H	169,500	235,024
China Railway Group Ltd., Class H	346,000	322,775
China State Construction International Holdings Ltd.(a)	153,750	146,173
Continental Holdings Corp.	566,000	267,142

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
CTCI Corp.	23,000	35,187
Daelim Industrial Co. Ltd.	2,475	236,901
Daewoo Engineering & Construction Co. Ltd.*	21,186	98,633
Dilip Buildcon Ltd.(b)	1,768	7,982
Engineers India Ltd.	7,880	12,476
Gamuda Bhd.	83,200	56,063
GEK Terna Holding Real Estate Construction SA*	2,367	11,733
GMR Infrastructure Ltd.*	102,144	21,831
GS Engineering & Construction Corp.	6,237	263,741
HDC Holdings Co. Ltd.*	3,003	50,336
Hyundai Engineering & Construction Co. Ltd.	6,534	365,267
IJM Corp. Bhd.	147,900	66,078
IRB Infrastructure Developers Ltd.	191,763	390,294
Kalpataru Power Transmission Ltd.	542	2,803
KEC International Ltd.	516	1,777
KEPCO Engineering & Construction Co., Inc.*	602	14,148
Kumho Industrial Co. Ltd.	24,948	292,609
Larsen & Toubro Ltd.	13,663	252,483
Larsen & Toubro Ltd., GDR(b)	296	5,446
Malaysian Resources Corp. Bhd.	83,200	13,813
Metallurgical Corp. of China Ltd., Class H	3,663,000	1,003,664
NCC Ltd.	15,600	17,449
PP Persero Tbk. PT	3,405,600	570,342
Salfacorp SA	10,456	16,885
Samsung Engineering Co. Ltd.*	7,173	107,983
Sinopec Engineering Group Co. Ltd., Class H	38,000	37,290
Sino-Thai Engineering & Construction PCL, NVDR*	41,571	30,204
Taeyoung Engineering & Construction Co. Ltd.	53,856	643,765
Tekfen Holding A/S	18,899	90,042
Totalindo Eka Persada Tbk. PT*	262,900	14,958
United Integrated Services Co. Ltd.	198,000	605,830
Voltas Ltd.	5,928	45,102
Waskita Karya Persero Tbk. PT	385,600	54,504
Wijaya Karya Persero Tbk. PT	4,009,500	543,783
Wilson Bayly Holmes-Ovcon Ltd.	67,518	712,323

		9,386,474

Construction Materials - 1.6%
ACC Ltd.	1,926	38,546
Ambuja Cements Ltd.	26,136	77,137
Anhui Conch Cement Co. Ltd., Class H	49,500	267,476
Asia Cement China Holdings Corp.	544,500	392,760
Asia Cement Co. Ltd.	2,277	260,924
Asia Cement Corp.	104,020	123,416
BBMG Corp., Class H(a)	2,970,000	1,014,388
Cahya Mata Sarawak Bhd.	32,900	24,659
Cementos Argos SA	26,160	68,047
Cementos Argos SA (Preference)	10,296	22,208
Cementos Pacasmayo SAA	4,992	10,124

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - (continued)
CEMEX Latam Holdings SA*	7,998	11,226
Cemex SAB de CV*(a)	663,300	360,090
Century Textiles & Industries Ltd.	1,872	20,889
Chia Hsin Cement Corp.	693,000	311,293
China National Building Material Co. Ltd., Class H	342,050	271,576
China Resources Cement Holdings Ltd.	198,000	200,102
Corp. Moctezuma SAB de CV	6,900	23,371
DG Khan Cement Co. Ltd.	297,000	184,174
Eagle Cement Corp.	62,400	19,159
Eugene Corp.	74,943	503,145
Goldsun Building Materials Co. Ltd.	1,579,000	446,128
Grasim Industries Ltd.	15,025	152,320
Grupo Argos SA	28,710	171,542
Grupo Argos SA (Preference)	16,647	83,066
Grupo Cementos de Chihuahua SAB de CV(a)	10,800	59,607
Huaxin Cement Co. Ltd., Class B	287,100	523,383
Indocement Tunggal Prakarsa Tbk. PT	69,300	95,351
Lucky Cement Ltd.	10,400	35,314
Magnesita Refratarios SA*(c)	9,700	158,170
POSCO Chemtech Co. Ltd.	1,144	61,177
PPC Ltd.*	54,720	22,886
Prism Johnson Ltd.	10,157	10,204
Qatar National Cement Co. QSC	360	7,321
Qatari Investors Group QSC	1,720	12,598
Ramco Cements Ltd. (The)	3,536	29,866
Semen Baturaja Persero Tbk. PT	86,000	10,002
Semen Indonesia Persero Tbk. PT	118,800	107,768
Shree Cement Ltd.	396	87,500
Siam Cement PCL (The), NVDR	25,300	378,984
Siam City Cement PCL, NVDR	4,700	34,901
Ssangyong Cement Industrial Co. Ltd.	6,660	39,506
Taiwan Cement Corp.	396,000	481,441
Titan Cement Co. SA*	1,371	30,928
TPI Polene PCL, NVDR	377,200	25,837
UltraTech Cement Ltd.	4,653	230,252
Union Andina de Cementos SAA	32,705	25,547
Waskita Beton Precast Tbk. PT	10,880,100	299,013
West China Cement Ltd.	2,970,000	423,923

		8,249,245

Consumer Finance - 0.8%
51 Credit Card, Inc.*	841,500	500,823
AEON Credit Service M Bhd.	4,400	17,145
AEON Thana Sinsap Thailand PCL, NVDR	3,500	19,829
Bajaj Finance Ltd.	7,227	261,648
Bharat Financial Inclusion Ltd.*	3,621	48,180
Cholamandalam Investment and Finance Co. Ltd.	1,997	32,917
Chong Sing Holdings FinTech Gr*(a)	17,820,000	177,139
Gentera SAB de CV(a)	1,277,100	936,268
KRUK SA	858	38,722

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - (continued)
Krungthai Card PCL, NVDR	36,800	34,748
LexinFintech Holdings Ltd., ADR*(a)	62,154	607,866
Mahindra & Mahindra Financial Services Ltd.	12,814	72,881
Manappuram Finance Ltd.	18,492	23,973
Muangthai Capital PCL, NVDR	39,400	59,902
Muthoot Finance Ltd.	3,784	26,574
PPDAI Group, Inc., ADR*	79,200	281,952
Safmar Financial Investment	67,122	571,183
Samsung Card Co. Ltd.	2,772	83,086
Shriram City Union Finance Ltd.	1,537	37,030
Shriram Transport Finance Co. Ltd.	5,940	84,803
Srisawad Corp. PCL, NVDR	24,821	38,730
Sundaram Finance Ltd.	1,310	25,864
Transaction Capital Ltd.	17,028	22,135
Unifin Financiera SAB de CV SOFOM ENR(a)	128,700	288,266
Yixin Group Ltd.*(b)	122,000	30,940
Yulon Finance Corp.	11,000	35,985

		4,358,589

Containers & Packaging - 0.4%
Cheng Loong Corp.	42,000	26,591
Dongwon Systems Corp.	6,435	171,480
Greatview Aseptic Packaging Co. Ltd.	12,000	7,616
Klabin SA	29,700	151,566
Lock&Lock Co. Ltd.	728	13,053
Nampak Ltd.*	819,423	863,266
Taiwan Hon Chuan Enterprise Co. Ltd.	344,000	556,509
Ton Yi Industrial Corp.	38,000	16,080
Vitro SAB de CV, Series A	148,500	410,968

		2,217,129

Distributors - 0.1%
Dah Chong Hong Holdings Ltd.	1,089,000	399,699
Inter Cars SA	402	23,382

		423,081

Diversified Consumer Services - 0.4%
China Education Group Holdings Ltd.*(b)	31,000	43,695
China Maple Leaf Educational Systems Ltd.	56,000	24,051
China Yuhua Education Corp. Ltd.(b)	66,000	26,495
Curro Holdings Ltd.*	7,904	17,154
Daekyo Co. Ltd.	1,248	7,392
Estacio Participacoes SA	12,500	106,717
Fu Shou Yuan International Group Ltd.	42,000	34,310
Kroton Educacional SA	69,300	217,442
Lung Yen Life Service Corp.	14,000	26,613
New Oriental Education & Technology Group, Inc., ADR*	4,851	373,721
Ser Educacional SA(b)	79,200	473,965
TAL Education Group, ADR*	15,147	470,011
Virscend Education Co. Ltd.(b)	67,000	32,191

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - (continued)
Wisdom Education International Holdings Co. Ltd.(b)	40,000	16,262

		1,870,019

Diversified Financial Services - 1.2%
Aditya Birla Capital Ltd.*	14,160	16,127
Al Waha Capital PJSC	1,221,957	598,835
Amanat Holdings PJSC	49,192	14,732
Ayala Corp.	9,900	176,114
Bajaj Holdings & Investment Ltd.	1,005	40,232
Chailease Holding Co. Ltd.	50,260	184,867
China Shandong Hi-Speed Financial Group Ltd.*	11,286,000	366,769
Corp. Financiera Colombiana SA*	4,814	29,445
Far East Horizon Ltd.	99,000	102,196
FirstRand Ltd.	145,530	760,989
Fubon Financial Holding Co. Ltd.	650,000	942,581
Grupo de Inversiones Suramericana SA	21,087	234,067
Grupo de Inversiones Suramericana SA (Preference)	9,504	101,212
GT Capital Holdings, Inc.	6,930	141,898
Haci Omer Sabanci Holding A/S	123,156	222,951
Hankook Tire Worldwide Co. Ltd.	2,460	35,596
IDFC Ltd.	966,438	538,118
Inversiones La Construccion SA	3,744	69,930
L&T Finance Holdings Ltd.	25,376	46,902
Meritz Financial Group, Inc.	4,139	45,941
Metro Pacific Investments Corp.	734,000	68,456
NICE Holdings Co. Ltd.*	728	11,712
Power Finance Corp. Ltd.	52,908	77,033
PSG Group Ltd.	6,930	130,840
REC Ltd.	55,044	96,513
Reliance Capital Ltd.	150,876	411,451
Remgro Ltd.	21,879	347,954
RMB Holdings Ltd.	31,185	196,252

		6,009,713

Diversified Telecommunication Services - 1.2%
Asia Pacific Telecom Co. Ltd.*	104,000	23,764
Bharti Infratel Ltd.	34,056	139,945
China Communications Services Corp. Ltd., Class H	214,000	200,454
China Telecom Corp. Ltd., Class H	1,248,000	674,362
China Tower Corp. Ltd., Class H*(b)	1,876,000	401,657
China Unicom Hong Kong Ltd.	242,000	276,027
Chunghwa Telecom Co. Ltd.	159,000	553,781
CITIC Telecom International Holdings Ltd.	1,881,000	683,198
Emirates Telecommunications Group Co. PJSC	72,963	338,097
Hellenic Telecommunications Organization SA	10,197	128,121
Inscobee, Inc.*	5,160	26,202
Jasmine International PCL, NVDR	76,400	12,471
LG Uplus Corp.	19,206	260,648
Link Net Tbk. PT	31,200	9,736
Magyar Telekom Telecommunications plc	544,896	921,537

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
O2 Czech Republic A/S	3,092	33,545
Oi SA*	439,300	156,772
Oi SA (Preference)*	10,800	3,973
Ooredoo QPSC	9,405	196,042
Orange Polska SA*	33,592	50,655
Rostelecom PJSC	96,129	106,070
Rostelecom PJSC (Preference)	15,392	14,257
Tata Communications Ltd.	5,003	34,888
Telecom Egypt Co.	37,657	29,781
Telefonica Brasil SA (Preference)	17,000	227,224
Telekom Malaysia Bhd.	60,000	42,627
Telekomunikasi Indonesia Persero Tbk. PT	2,049,300	572,000
Telesites SAB de CV*(a)	60,200	37,965
Telkom SA SOC Ltd.	27,225	137,705
TIME dotCom Bhd.	18,200	36,036
Tower Bersama Infrastructure Tbk. PT	81,300	28,627
True Corp. PCL, NVDR	524,700	85,652

		6,443,819

Electric Utilities - 1.6%
Adani Transmission Ltd.*	14,456	43,376
Alupar Investimento SA	3,500	20,705
Celsia SA ESP	11,648	16,068
Centrais Eletricas Brasileiras SA*	29,700	304,925
Centrais Eletricas Brasileiras SA (Preference), Class B*	19,800	221,220
CESC Ltd.	1,337	13,045
CEZ A/S(a)	6,732	170,065
Cia de Transmissao de Energia Eletrica Paulista (Preference)	1,900	41,001
Cia Energetica de Minas Gerais	6,200	27,606
Cia Energetica de Minas Gerais (Preference)	39,600	150,560
Cia Energetica do Ceara (Preference)	13,700	189,133
Cia Paranaense de Energia (Preference)	8,600	83,361
EDP - Energias do Brasil SA	29,700	136,890
Enea SA*	17,968	51,916
Enel Americas SA	2,426,094	497,714
Enel Chile SA	2,384,118	252,216
Energa SA*	15,903	43,423
Energisa SA	12,000	137,367
Enerjisa Enerji A/S(b)	298,386	322,835
Engie Energia Chile SA	15,830	31,991
Equatorial Energia SA	6,800	164,549
Federal Grid Co. Unified Energy System PJSC	27,804,080	70,564
First Philippine Holdings Corp.	272,250	380,345
Inter RAO UES PJSC	2,861,694	167,168
Interconexion Electrica SA ESP	37,125	166,366
Korea District Heating Corp.*	3,663	189,627
Korea Electric Power Corp.	23,067	715,240
Light SA	98,500	539,170
Manila Electric Co.	12,870	90,344
Mosenergo PJSC	10,002,564	333,476

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
PGE Polska Grupa Energetyczna SA*	73,458	234,597
Power Grid Corp. of India Ltd.	72,270	191,650
Public Power Corp. SA*	142,362	212,686
Reliance Infrastructure Ltd.	164,637	622,597
ROSSETI PJSC	2,682,436	40,217
RusHydro PJSC	14,555,277	114,035
Tata Power Co. Ltd. (The)	50,856	50,985
Tauron Polska Energia SA*	1,343,727	857,548
Tenaga Nasional Bhd.	108,900	342,971
Torrent Power Ltd.	5,978	20,787
Transmissora Alianca de Energia Eletrica SA	14,200	100,259

		8,360,598

Electrical Equipment - 0.4%
ABB India Ltd.	2,058	36,817
AcBel Polytech, Inc.	495,000	323,861
Amara Raja Batteries Ltd.	2,733	28,627
Bharat Heavy Electricals Ltd.	37,473	34,090
Bizlink Holding, Inc.	5,103	29,733
China High Speed Transmission Equipment Group Co. Ltd.	20,000	20,595
Doosan Heavy Industries & Construction Co. Ltd.*	6,499	66,295
ElSewedy Electric Co.	80,102	80,057
Feelux Co. Ltd.*	1,427	15,262
Finolex Cables Ltd.	2,600	15,179
Fullshare Holdings Ltd.*(a)	305,000	69,188
GE T&D India Ltd.	3,640	15,027
Graphite India Ltd.	2,600	20,675
Gunkul Engineering PCL, NVDR	120,400	12,024
Havells India Ltd.	12,474	125,135
HEG Ltd.	645	21,703
Honbridge Holdings Ltd.*	208,000	27,568
Korea Electric Terminal Co. Ltd.	8,316	315,405
Kung Long Batteries Industrial Co. Ltd.	5,000	25,552
LS Corp.	2,376	122,361
LS Industrial Systems Co. Ltd.	608	28,634
Shanghai Electric Group Co. Ltd., Class H	54,000	18,856
Taihan Electric Wire Co. Ltd.*	7,800	7,851
Teco Electric and Machinery Co. Ltd.	146,000	88,156
V-Guard Industries Ltd.	1,032	2,854
Voltronic Power Technology Corp.	3,323	57,003
Walsin Lihwa Corp.	198,000	112,787
Zhuzhou CRRC Times Electric Co. Ltd., Class H	19,800	109,766

		1,831,061

Electronic Equipment, Instruments & Components - 3.2%
AAC Technologies Holdings, Inc.	29,500	182,338
Asia Optical Co., Inc.	13,000	31,102
AU Optronics Corp.	396,000	153,391
Aurora Corp.	4,900	14,291
BH Co. Ltd.*	30,789	473,187
Career Technology MFG. Co. Ltd.	11,000	9,542
Chang Wah Electromaterials, Inc.	41,000	174,829

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Cheng Uei Precision Industry Co. Ltd.	430,000	335,221
Chilisin Electronics Corp.*	257,490	688,953
China Railway Signal & Communication Corp. Ltd., Class H(b)	43,008	34,037
China Youzan Ltd.*	232,000	16,262
Chin-Poon Industrial Co. Ltd.	396,000	480,797
Chroma ATE, Inc.	15,000	58,591
Chunghwa Precision Test Tech Co. Ltd.	1,000	13,834
Compeq Manufacturing Co. Ltd.	116,000	77,783
Concraft Holding Co. Ltd.	3,355	12,668
Coretronic Corp.	523,000	774,588
Daea TI Co. Ltd.	1,964	14,916
Daeduck Electronics Co.	74,448	685,833
Delta Electronics Thailand PCL, NVDR	25,200	56,058
Delta Electronics, Inc.	81,000	398,125
E Ink Holdings, Inc.	73,000	76,394
Elite Material Co. Ltd.	367,000	955,683
FLEXium Interconnect, Inc.	27,138	66,428
Flytech Technology Co. Ltd.	235	556
Foxconn Technology Co. Ltd.	99,000	190,772
General Interface Solution Holding Ltd.	24,000	81,637
Genius Electronic Optical Co. Ltd.	3,000	22,069
G-treeBNT Co. Ltd.*	525	12,103
Hana Microelectronics PCL, NVDR	22,400	24,736
Hannstar Board Corp.	356,000	276,953
HannStar Display Corp.	297,000	66,222
Hollysys Automation Technologies Ltd.	1,700	35,054
Holy Stone Enterprise Co. Ltd.	4,000	14,452
Hon Hai Precision Industry Co. Ltd.*	1,119,920	2,551,776
Iljin Materials Co. Ltd.*	936	34,112
Inari Amertron Bhd.	78,000	28,564
Innolux Corp.	396,000	134,700
ITEQ Corp.	297,000	589,717
KCE Electronics PCL, NVDR	27,600	23,190
Kingboard Holdings Ltd.	66,500	232,636
Kingboard Laminates Holdings Ltd.	64,000	65,903
L&F Co. Ltd.	574	17,618
Largan Precision Co. Ltd.	4,000	492,163
LG Display Co. Ltd.	19,701	334,651
LG Innotek Co. Ltd.	746	65,371
Lotes Co. Ltd.	3,256	22,575
Merry Electronics Co. Ltd.	10,161	51,596
Pan-International Industrial Corp.	495,000	306,943
Partron Co. Ltd.	1,768	14,396
Samsung Electro-Mechanics Co. Ltd.	2,376	230,628
Samsung SDI Co. Ltd.	2,376	477,271
SFA Engineering Corp.	2,178	80,159
Simplo Technology Co. Ltd.	6,200	44,803
Sinbon Electronics Co. Ltd.	3,253	9,011

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Sunny Optical Technology Group Co. Ltd.	29,700	291,826
Supreme Electronics Co. Ltd.	506,000	480,117
Synnex Technology International Corp.	117,000	143,958
Taiwan Union Technology Corp.	7,000	21,760
Telcon RF Pharmaceutical, Inc.*	2,328	17,052
Thinking Electronic Industrial Co. Ltd.	99,000	252,966
Tong Hsing Electronic Industries Ltd.	6,000	21,581
Tongda Group Holdings Ltd.(a)	5,310,000	717,321
TPK Holding Co. Ltd.	416,000	689,237
Tripod Technology Corp.	39,000	104,096
Unimicron Technology Corp.	75,000	54,929
Unitech Printed Circuit Board Corp.	693,000	340,618
VS Industry Bhd.	30,000	5,933
Wah Lee Industrial Corp.	219,000	358,566
Walsin Technology Corp.	10,378	57,765
Wintek Corp.*‡(c)	64,000	—
WiSoL Co. Ltd.	23,859	336,661
WPG Holdings Ltd.*	125,440	159,038
WT Microelectronics Co. Ltd.	56,182	74,705
Yageo Corp.	11,575	121,132
Zhen Ding Technology Holding Ltd.	43,150	110,960

		16,677,409

Energy Equipment & Services - 0.3%
Bumi Armada Bhd.*	3,653,100	178,374
China Oilfield Services Ltd., Class H	76,000	75,160
Dialog Group Bhd.	168,300	123,267
Gulf International Services QSC*	4,696	21,524
Sapura Energy Bhd.*	5,435,100	351,636
Serba Dinamik Holdings Bhd.	25,800	23,369
TMK PJSC	465,795	382,004
Wison Engineering Services Co. Ltd.	1,188,000	154,429
Yinson Holdings Bhd.	34,400	34,434

		1,344,197

Entertainment - 0.5%
Alibaba Pictures Group Ltd.*(a)	520,000	90,127
Bilibili, Inc., ADR*	1,800	33,138
CD Projekt SA*	2,871	146,888
CJ CGV Co. Ltd.	670	25,682
Com2uSCorp	520	53,559
FingerTango, Inc.*(b)	990,000	200,607
Gamania Digital Entertainment Co. Ltd.*	6,000	14,902
IMAX China Holding, Inc.(b)	1,900	4,838
International Games System Co. Ltd.	3,000	15,038
iQIYI, Inc., ADR*(a)	5,306	106,757
Jcontentree Corp.*	2,396	10,616
JYP Entertainment Corp.	1,093	28,193
Major Cineplex Group PCL, NVDR	25,300	19,111

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Entertainment - (continued)
Nan Hai Corp. Ltd.	2,300,000	50,416
NCSoft Corp.	693	291,799
NetDragon Websoft Holdings Ltd.	12,000	21,838
NetEase, Inc., ADR	3,168	798,114
Netmarble Corp.*(b)	1,683	161,849
NHN Entertainment Corp.*	624	33,089
Pearl Abyss Corp.*	312	54,204
PVR Ltd.	1,040	23,475
SM Entertainment Co. Ltd.*	831	35,887
SMI Holdings Group Ltd.*(c)	72,000	21,471
Soft-World International Corp.	5,000	11,214
Studio Dragon Corp.*	480	38,956
Webzen, Inc.*	474	8,584
WeMade Entertainment Co. Ltd.	723	24,725

		2,325,077

Equity Real Estate Investment Trusts (REITs) - 0.9%
Concentradora Fibra Danhos SA de CV	41,600	59,749
Emira Property Fund Ltd.	557,964	664,343
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,474,802	755,460
Equites Property Fund Ltd.	11,527	17,807
Fibra Uno Administracion SA de CV	138,600	191,130
Fortress REIT Ltd., Class A	47,763	69,647
Fortress REIT Ltd., Class B(a)	37,279	43,572
Grivalia Properties REIC AE	2,704	26,218
Growthpoint Properties Ltd.	136,364	266,871
Hyprop Investments Ltd.	11,880	80,573
IGB REIT	68,800	29,898
Investec Property Fund Ltd.	644,490	752,795
KLCCP Stapled Group	18,100	34,468
Korea Asset In Trust Co. Ltd.	70,131	279,540
Macquarie Mexico Real Estate Management SA de CV*(b)	19,100	21,069
Pavilion REIT	46,200	19,513
PLA Administradora Industrial S de RL de CV	25,800	36,988
Prologis Property Mexico SA de CV	10,400	18,173
Redefine Properties Ltd.	220,374	175,203
Resilient REIT Ltd.(a)	29,205	142,196
SA Corporate Real Estate Ltd.	3,233,736	913,829
Sunway REIT	39,400	16,833
Vukile Property Fund Ltd.	32,833	51,959
YTL Hospitality REIT	43,000	13,333
Yuexiu REIT	56,000	38,824

		4,719,991

Food & Staples Retailing - 1.0%
Al Meera Consumer Goods Co. QSC	199	8,252
Almacenes Exito SA	20,493	93,021
Atacadao Distribuicao Comercio e Industria Ltda*	15,300	83,959
Avenue Supermarts Ltd.*(b)	4,257	82,294
Berli Jucker PCL	500	780
Berli Jucker PCL, NVDR	58,900	91,906
BGF retail Co. Ltd.	396	65,487

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Bid Corp. Ltd.	13,860	295,959
BIM Birlesik Magazalar A/S	9,108	158,812
Cencosud SA	64,647	131,139
Cia Brasileira de Distribuicao (Preference)*	6,300	168,240
Clicks Group Ltd.	11,088	164,524
Cosco Capital, Inc.*	3,663,000	519,470
CP ALL PCL, NVDR	178,200	443,468
Dino Polska SA*(b)	1,806	48,777
Dis-Chem Pharmacies Ltd.(b)	17,784	34,389
Dongsuh Cos., Inc.	2,427	41,881
E-MART, Inc.	792	136,668
Eurocash SA	4,433	24,029
Grupo Comercial Chedraui SA de CV	10,400	20,250
GS Retail Co. Ltd.	1,264	40,954
Hyundai Greenfood Co. Ltd.	2,808	34,701
InRetail Peru Corp.*(b)	1,980	67,617
Magnit PJSC	2,772	175,899
Massmart Holdings Ltd.	5,304	36,772
Migros Ticaret A/S*	114,543	376,211
Philippine Seven Corp.	12,771	29,802
Pick n Pay Stores Ltd.	17,523	91,709
President Chain Store Corp.	23,000	241,443
Puregold Price Club, Inc.*	26,060	22,754
Raia Drogasil SA*	9,900	168,497
Robinsons Retail Holdings, Inc.	25,190	42,539
Shoprite Holdings Ltd.	18,018	222,204
SMU SA*	125,632	35,477
Sok Marketler Ticaret A/S*	7,298	15,425
SPAR Group Ltd. (The)	9,306	139,835
Spencer’s Retail Ltd.*	2,496	6,114
Sumber Alfaria Trijaya Tbk. PT	774,400	44,616
Sun Art Retail Group Ltd.	109,000	107,796
Taiwan FamilyMart Co. Ltd.	3,000	22,362
Taiwan TEA Corp.	8,000	4,101
Wal-Mart de Mexico SAB de CV	207,900	548,478

		5,088,611

Food Products - 1.9%
Alicorp SAA	22,178	70,362
Astra Agro Lestari Tbk. PT	20,800	20,841
Astral Foods Ltd.	48,609	595,762
Avanti Feeds Ltd.	2,250	11,285
AVI Ltd.	14,553	102,036
Binggrae Co. Ltd.	321	19,762
Boustead Plantations Bhd.	60,200	13,669
BRF SA*	30,300	195,801
Britannia Industries Ltd.	2,277	102,379
Camil Alimentos SA*	158,400	326,558
Century Pacific Food, Inc.	17,700	5,408
Charoen Pokphand Enterprise	234,000	413,593
Charoen Pokphand Foods PCL, NVDR	128,700	112,253
Charoen Pokphand Indonesia Tbk. PT	305,400	161,743
China Agri-Industries Holdings Ltd.	198,000	70,402
China Foods Ltd.(a)	46,789	18,962

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
China Huishan Dairy Holdings Co. Ltd.*‡(c)	158,000	—
China Huiyuan Juice Group Ltd.*(c)	24,000	6,178
China Mengniu Dairy Co. Ltd.*	115,000	355,404
China Modern Dairy Holdings Ltd.*	185,000	22,398
CJ CheilJedang Corp.	792	243,796
CJ CheilJedang Corp. (Preference)	104	12,198
CP Pokphand Co. Ltd.	720,000	57,808
Daesang Corp.	26,928	609,882
Dali Foods Group Co. Ltd.(b)	99,000	67,374
Dongwon F&B Co. Ltd.	79	19,171
Dongwon Industries Co. Ltd.	94	19,854
Dutch Lady Milk Industries Bhd.	700	10,592
Easy Bio, Inc.*	52,866	286,982
Farmsco	688	5,169
FGV Holdings Bhd.*	106,100	25,903
Genting Plantations Bhd.	10,400	25,949
GlaxoSmithKline Consumer Healthcare Ltd.	442	45,560
Great Wall Enterprise Co. Ltd.	77,896	87,984
Gruma SAB de CV, Class B	9,405	115,149
Grupo Bimbo SAB de CV, Series A	89,100	177,046
Grupo Lala SAB de CV	16,800	20,501
Grupo Nutresa SA	8,390	71,684
Harim Holdings Co. Ltd.	4,823	54,400
Health & Happiness H&H International Holdings Ltd.*(a)	10,000	60,917
Hortifrut SA	5,552	18,785
Indofood CBP Sukses Makmur Tbk. PT	113,800	87,758
Indofood Sukses Makmur Tbk. PT	207,900	115,314
Industrias Bachoco SAB de CV, Series B	7,300	28,125
IOI Corp. Bhd.	79,200	89,912
Japfa Comfeed Indonesia Tbk. PT	178,000	37,326
JBS SA	89,100	369,089
Kernel Holding SA	5,412	74,324
KRBL Ltd.	2,726	12,794
Kuala Lumpur Kepong Bhd.	16,500	99,419
Lien Hwa Industrial Corp.	22,826	22,401
Lotte Food Co. Ltd.*	16	9,203
M Dias Branco SA*	6,500	84,953
Marfrig Global Foods SA*	247,500	413,089
Mayora Indah Tbk. PT	83,900	15,492
Multiexport Foods SA	631,818	389,723
Namchow Holdings Co. Ltd.	6,000	10,917
Namyang Dairy Products Co. Ltd.*	35	19,881
Naturecell Co. Ltd.*	679	8,330
Nestle India Ltd.	1,089	176,057
Nestle Malaysia Bhd.	2,300	83,386
NongShim Co. Ltd.	208	52,250
Orion Corp.	990	100,989
Orion Holdings Corp.	1,890	32,020
Ottogi Corp.	94	65,812
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	12,898
Pioneer Foods Group Ltd.(a)	6,240	37,379

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
PPB Group Bhd.	24,480	108,773
Pulmuone Co. Ltd.	1,881	143,528
QL Resources Bhd.	28,330	46,756
RCL Foods Ltd.	6,412	7,480
Samyang Corp.	139	7,546
Samyang Foods Co. Ltd.	86	5,310
Samyang Holdings Corp.	479	35,818
Sao Martinho SA	7,300	38,556
Sawit Sumbermas Sarana Tbk. PT	135,700	11,509
Sime Darby Plantation Bhd.	105,300	132,910
SLC Agricola SA	2,400	29,186
SPC Samlip Co. Ltd.*	191	20,085
Standard Foods Corp.	17,652	28,672
Taokaenoi Food & Marketing PCL, Class R, NVDR	48,800	14,839
Tata Global Beverages Ltd.	12,584	36,060
Thai Union Group PCL, NVDR	114,400	68,473
Thai Vegetable Oil PCL, NVDR	15,570	14,452
Tiger Brands Ltd.	7,524	156,621
Tingyi Cayman Islands Holding Corp.	76,000	105,767
Tongaat Hulett Ltd.	139,590	531,220
Ulker Biskuvi Sanayi A/S	9,138	32,485
Uni-President China Holdings Ltd.	69,000	61,203
Uni-President Enterprises Corp.	208,000	486,799
United Plantations Bhd.	3,700	23,396
Universal Robina Corp.	43,560	123,800
Want Want China Holdings Ltd.	297,000	239,592
Yashili International Holdings Ltd.*	34,000	5,676
Yihai International Holding Ltd.	18,000	54,826
Zhou Hei Ya International Holdings Co. Ltd.*(b)	43,000	19,344

		9,701,023

Gas Utilities - 0.6%
Aygaz A/S	110,682	260,458
Beijing Enterprises Holdings Ltd.	42,000	237,922
China Gas Holdings Ltd.	99,000	314,788
China Resources Gas Group Ltd.	34,000	133,024
China Tian Lun Gas Holdings Ltd.	445,500	451,933
ENN Energy Holdings Ltd.	33,500	319,771
GAIL India Ltd.	21,780	101,719
Grupo Energia Bogota SA ESP	98,072	60,303
Gujarat State Petronet Ltd.	8,528	21,110
Indraprastha Gas Ltd.	7,224	28,802
Infraestructura Energetica Nova SAB de CV(a)	25,000	98,656
Korea Gas Corp.	2,475	120,341
Mahanagar Gas Ltd.(b)	1,456	18,834
Perusahaan Gas Negara Persero Tbk.	429,100	78,926
Petronas Gas Bhd.	22,500	99,316
Samchully Co. Ltd.*	2,574	232,496
SUI Northern Gas Pipeline*	518,900	317,986
Towngas China Co. Ltd.*	58,339	46,393
Zhongyu Gas Holdings Ltd.	52,000	54,341

		2,997,119

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - 0.1%
Dentium Co. Ltd.*	344	22,600
DIO Corp.*	520	12,291
Ginko International Co. Ltd.	3,000	22,557
Hartalega Holdings Bhd.	59,400	78,311
Kossan Rubber Industries	34,400	31,830
Lifetech Scientific Corp.*	82,000	17,661
Microport Scientific Corp.(a)	11,035	10,590
Osstem Implant Co. Ltd.*	612	30,527
Pihsiang Machinery Manufacturing Co. Ltd.*(c)	5,000	2,816
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	100,000	83,475
St Shine Optical Co. Ltd.	2,000	36,847
Top Glove Corp. Bhd.	70,900	83,432
Value Added Technology Co. Ltd.*	510	10,588

		443,525

Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	3,561	66,376
Bangkok Chain Hospital PCL, NVDR	72,800	37,982
Bangkok Dusit Medical Services PCL, NVDR	158,400	119,652
Bumrungrad Hospital PCL, NVDR	11,700	69,655
Celltrion Healthcare Co. Ltd.*	2,267	151,560
Chabiotech Co. Ltd.*	1,560	29,864
China Resources Medical Holdings Co. Ltd.(a)	30,000	20,951
Chularat Hospital PCL, NVDR	183,100	11,956
Dr Lal PathLabs Ltd.(b)	430	6,522
Fleury SA	7,200	44,036
Fortis Healthcare Ltd.*	9,651	18,347
Genertec Universal Medical Group Co. Ltd.(b)	1,138,500	915,536
Global Cord Blood Corp.	2,900	18,212
Hapvida Participacoes e Investimentos SA*(b)	5,300	49,817
HLB Life Science CO Ltd.*	1,132	16,227
IHH Healthcare Bhd.	118,800	162,422
Instituto Hermes Pardini SA	1,800	9,546
KPJ Healthcare Bhd.	145,424	38,344
Life Healthcare Group Holdings Ltd.	64,591	132,005
Medipost Co. Ltd.*	223	15,753
Mitra Keluarga Karyasehat Tbk. PT*(b)	312,000	33,718
Narayana Hrudayalaya Ltd.*(b)	946	2,520
Netcare Ltd.(a)	65,401	121,980
Notre Dame Intermedica Participacoes SA*	8,000	73,745
Odontoprev SA	12,000	53,860
Qualicorp Consultoria e Corretora de Seguros SA	12,000	52,213
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	79,200	168,560
Sinopharm Group Co. Ltd., Class H	50,400	225,129

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Vibhavadi Medical Center PCL, NVDR	382,700	24,989

		2,691,477

Health Care Technology - 0.1%
Alibaba Health Information Technology Ltd.*(a)	160,000	146,405
Ping An Healthcare and Technology Co. Ltd.*(b)	19,800	93,112

		239,517

Hotels, Restaurants & Leisure - 0.6%
Alsea SAB de CV(a)	21,900	60,907
AmRest Holdings SE*	4,110	43,716
Ananti, Inc.*	1,058	24,247
Berjaya Sports Toto Bhd.	11,300	6,235
BK Brasil Operacao e Assessoria a Restaurantes SA*	2,800	16,910
Bloomberry Resorts Corp.	239,200	50,585
Central Plaza Hotel PCL	32,800	45,143
China Travel International Investment Hong Kong Ltd.	120,200	34,620
Coffee Day Enterprises Ltd.*(b)	1,720	6,449
CVC Brasil Operadora e Agencia de Viagens SA	5,900	103,656
DoubleUGames Co. Ltd.	312	15,675
Famous Brands Ltd.*	4,669	31,490
Formosa International Hotels Corp.	2,311	10,268
Genting Bhd.	207,900	352,252
Genting Malaysia Bhd.	128,700	103,375
Gourmet Master Co. Ltd.	4,868	33,751
Grand Korea Leisure Co. Ltd.	1,040	24,069
Haichang Ocean Park Holdings Ltd.*(b)	49,000	10,054
Haidilao International Holding Ltd.*(b)	33,164	77,598
Hana Tour Service, Inc.	403	25,644
Huazhu Group Ltd., ADR(a)	4,356	138,303
Indian Hotels Co. Ltd. (The)	22,940	45,819
Jollibee Foods Corp.	21,780	132,076
Jubilant Foodworks Ltd.	2,807	49,669
Kangwon Land, Inc.*	4,752	145,210
Magnum Bhd.	19,400	9,757
Minor International PCL, NVDR	79,200	98,232
MK Restaurants Group PCL, NVDR	10,400	24,883
Modetour Network, Inc.	520	11,544
OPAP SA	10,890	106,526
Paradise Co. Ltd.	2,112	34,642
Sun International Ltd.*	166,518	737,473
Thomas Cook India Ltd.	2,244	7,023
Travellers International Hotel Group, Inc.*	209,900	22,154
Tsogo Sun Holdings Ltd.	18,411	27,290
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	11,500	16,502
Yum China Holdings, Inc.	16,137	588,194

		3,271,941

Household Durables - 0.8%
AmTRAN Technology Co. Ltd.*	990,000	375,421

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Arcelik A/S	6,720	24,045
Coway Co. Ltd.	2,277	170,675
Crompton Greaves Consumer Electricals Ltd.	21,582	64,925
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,400	53,232
Dom Development SA	9,999	201,937
Ez Tec Empreendimentos e Participacoes SA	2,900	22,044
Haier Electronics Group Co. Ltd.*	110,000	316,120
Hanssem Co. Ltd.	650	41,945
Hyundai Livart Furniture Co. Ltd.	15,642	276,246
Kinpo Electronics	1,584,000	574,894
LG Electronics, Inc.	9,702	580,734
LG Electronics, Inc. (Preference)	1,345	32,699
MRV Engenharia e Participacoes SA	24,400	100,472
Nien Made Enterprise Co. Ltd.	8,000	67,705
PIK Group PJSC	3,702	19,901
Skyworth Digital Holdings Ltd.(a)	2,376,000	711,586
Socovesa SA	23,620	15,558
Symphony Ltd.	1,272	20,769
Tatung Co. Ltd.*	100,000	87,561
TCL Electronics Holdings Ltd.	792,000	375,475
TTK Prestige Ltd.	202	21,809
Whirlpool of India Ltd.	1,664	35,323
Wuxi Little Swan Co. Ltd., Class B	5,200	27,893

		4,218,969

Household Products - 0.2%
Hindustan Unilever Ltd.	30,096	746,158
Jyothy Laboratories Ltd.	3,300	8,535
Kimberly-Clark de Mexico SAB de CV, Class A*	53,000	88,908
Unilever Indonesia Tbk. PT	49,500	177,134
Vinda International Holdings Ltd.	20,000	34,868

		1,055,603

Independent Power and Renewable Electricity Producers - 2.0%
Aboitiz Power Corp.	93,600	68,974
Adani Power Ltd.*	43,621	27,907
AES Gener SA	216,720	66,030
AES Tiete Energia SA	2	1
AES Tiete Energia SA - UNIT	5,573	17,823
AES Tiete Energia SA (Preference)	30	19
B Grimm Power PCL, NVDR	41,600	39,613
Banpu Power PCL, NVDR	41,600	30,625
BCPG PCL, NVDR	41,600	22,370
Beijing Enterprises Clean Energy Group Ltd.*	41,580,000	641,184
CGN Power Co. Ltd., Class H(b)	891,000	232,779
China Everbright Greentech Ltd.(b)	34,000	26,865
China Longyuan Power Group Corp. Ltd., Class H	297,000	221,803
China Power International Development Ltd.(a)	460,332	118,505
China Resources Power Holdings Co. Ltd.	156,000	312,131
Cia Energetica de Sao Paulo (Preference), Class B	9,700	60,685

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Colbun SA	361,053	82,362
Datang International Power Generation Co. Ltd., Class H	3,564,000	926,575
Electricity Generating PCL, NVDR	11,600	97,278
Eneva SA*	287,100	1,458,829
Engie Brasil Energia SA	12,450	143,031
First Gen Corp.	1,524,600	596,850
GCL New Energy Holdings Ltd.*(a)	9,108,000	377,241
Global Power Synergy PCL, NVDR	17,200	34,546
Glow Energy PCL, NVDR	24,800	73,227
Gulf Energy Development PCL, NVDR	33,000	91,894
Huadian Power International Corp. Ltd., Class H	2,090,000	969,529
Huaneng Power International, Inc., Class H	396,000	248,298
Huaneng Renewables Corp. Ltd., Class H	6,138,000	1,760,039
Hub Power Co. Ltd. (The)	31,200	21,000
JSW Energy Ltd.*	22,880	21,506
Kot Addu Power Co. Ltd.	346,500	126,515
Malakoff Corp. Bhd.	188,100	38,116
NHPC Ltd.	241,263	84,808
NTPC Ltd.	79,101	155,377
OGK-2 PJSC	38,511,495	199,384
Ratchaburi Electricity Generating Holding PCL, NVDR	9,300	16,521
Reliance Power Ltd.*	847,242	315,691
SPCG PCL, NVDR	603,900	367,259
Super Energy Corp. PCL, NVDR*	638,800	11,859
Taiwan Cogeneration Corp.	18,000	14,999
Terna Energy SA*	3,821	26,087
TPI Polene Power PCL, NVDR	156,000	31,956
Unipro PJSC	1,105,000	46,425

		10,224,516

Industrial Conglomerates - 1.9%
3M India Ltd.*	131	37,118
Aamal Co.	9,622	25,553
Aboitiz Equity Ventures, Inc.	91,080	112,299
AG Anadolu Grubu Holding A/S	158,103	390,683
Alfa SAB de CV, Class A	277,200	350,647
Alliance Global Group, Inc.	316,800	83,288
AntarChile SA	11,617	177,853
BGF Co. Ltd.	44,451	316,808
Bidvest Group Ltd. (The)	14,058	214,631
Boustead Holdings Bhd.	31,200	11,121
CITIC Ltd.	575,000	869,092
CJ Corp.	1,188	128,660
CJ Corp. (Preference)*(c)	175	4,237
DMCI Holdings, Inc.	149,300	36,043
Dogan Sirketler Grubu Holding A/S*	35,602	7,773
Doosan Corp.	1,314	138,763
Doosan Corp. (Preference)	416	28,153
Dubai Investments PJSC	127,167	45,701
Enka Insaat ve Sanayi A/S	133,749	127,653

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
Far Eastern New Century Corp.	348,000	336,429
Fosun International Ltd.	210,500	313,871
Godrej Industries Ltd.	3,377	23,898
Grupo Carso SAB de CV, Series A1(a)	18,700	73,667
Hanwha Corp.	4,554	143,867
Hanwha Corp. (Preference)	1,425	19,659
HAP Seng Consolidated Bhd.	30,600	73,586
Hong Leong Industries Bhd.	8,600	19,190
Hosken Consolidated Investments Ltd.	69,003	603,191
Hyosung Corp.	12,672	797,232
Industries Qatar QSC	8,514	335,767
JG Summit Holdings, Inc.	106,920	132,650
KAP Industrial Holdings Ltd.	63,408	40,854
KOC Holding A/S	104,247	348,437
Kolon Corp.	8,415	251,849
LG Corp.	11,583	808,879
Lotte Corp.	4,257	200,100
LT Group, Inc.	131,600	39,144
MMC Corp. Bhd.	643,500	131,968
Mytilineos Holdings SA	10,890	102,715
Quinenco SA	12,939	36,845
Reunert Ltd.	4,870	25,873
Samsung C&T Corp.	3,861	416,411
San Miguel Corp.	17,400	55,095
Shanghai Industrial Holdings Ltd.	37,000	77,709
Siemens Ltd.	2,760	39,976
Sigdo Koppers SA	16,555	29,020
Sime Darby Bhd.	137,000	74,922
SK Holdings Co. Ltd.	3,069	726,807
SM Investments Corp.	19,800	376,166
Turkiye Sise ve Cam Fabrikalari A/S	71,280	93,509

		9,855,362

Insurance - 3.2%
Anadolu Anonim Turk Sigorta Sirketi	253,836	210,390
Bajaj Finserv Ltd.	1,683	144,160
BB Seguridade Participacoes SA	29,700	253,234
Cathay Financial Holding Co. Ltd.	753,000	1,068,659
China Life Insurance Co. Ltd.	262,000	236,658
China Life Insurance Co. Ltd., Class H	311,000	766,531
China Pacific Insurance Group Co. Ltd., Class H	237,600	831,193
China Reinsurance Group Corp., Class H	7,821,000	1,764,203
China Taiping Insurance Holdings Co. Ltd.	128,800	352,913
DB Insurance Co. Ltd.	4,356	272,091
Discovery Ltd.	18,315	219,752
Fanhua, Inc., ADR	1,700	43,877
General Insurance Corp. of India(b)	8,949	30,627
Hanwha General Insurance Co. Ltd.	72,864	354,939
Hanwha Life Insurance Co. Ltd.	21,384	82,642
HDFC Life Insurance Co. Ltd.*(b)	15,642	81,729

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Hyundai Marine & Fire Insurance Co. Ltd.	5,346	179,457
ICICI Lombard General Insurance Co. Ltd.(b)	3,640	45,052
ICICI Prudential Life Insurance Co. Ltd.(b)	10,400	41,800
IRB Brasil Resseguros S/A	4,100	95,961
Korean Reinsurance Co.	11,682	94,178
Liberty Holdings Ltd.	12,870	103,600
Lotte Non-Life Insurance Co. Ltd.*	85,041	205,217
LPI Capital Bhd.	9,127	36,455
Max Financial Services Ltd.*	5,068	28,372
Mercuries & Associates Holding Ltd.	594,000	332,562
Mercuries Life Insurance Co. Ltd.*	123,268	44,337
Meritz Fire & Marine Insurance Co. Ltd.	5,148	102,715
Mirae Asset Life Insurance Co. Ltd.	99,990	435,853
MMI Holdings Ltd.*	68,904	87,389
New China Life Insurance Co. Ltd., Class H	36,100	152,742
Old Mutual Ltd.	444,807	784,027
Orange Life Insurance Ltd.(b)	2,871	77,281
Panin Financial Tbk. PT*	18,829,800	409,680
People’s Insurance Co. Group of China Ltd. (The), Class H	594,000	245,270
PICC Property & Casualty Co. Ltd., Class H	620,000	639,224
Ping An Insurance Group Co. of China Ltd., Class H	214,500	2,074,828
Porto Seguro SA	4,000	61,579
Powszechny Zaklad Ubezpieczen SA	23,859	286,926
Qatar Insurance Co. SAQ	5,917	63,358
Qualitas Controladora SAB de CV, Class I(a)	237,600	583,628
Rand Merchant Investment Holdings Ltd.	41,481	115,159
Samsung Fire & Marine Insurance Co. Ltd.	2,970	728,720
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	30,338
Samsung Life Insurance Co. Ltd.	7,920	628,532
Sanlam Ltd.	74,745	473,761
Santam Ltd.	2,471	56,619
Shin Kong Financial Holding Co. Ltd.	887,291	250,983
Shinkong Insurance Co. Ltd.	271,000	314,475
Sul America SA	12,200	107,505
TI Financial Holdings Ltd.	3,206	20,028
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	27,872

		16,679,081

Interactive Media & Services - 2.8%
58.com, Inc., ADR*	3,762	238,511
Autohome, Inc., ADR*(a)	2,376	171,975
Baidu, Inc., ADR*	11,880	2,050,844
Bitauto Holdings Ltd., ADR*(a)	1,200	23,304

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Interactive Media & Services - (continued)
Info Edge India Ltd.	2,280	56,017
Kakao Corp.	2,674	238,645
Momo, Inc., ADR*	5,940	180,754
NAVER Corp.	6,237	762,353
SINA Corp.*	2,673	164,176
Tencent Holdings Ltd.	234,500	10,340,270
Tian Ge Interactive Holdings Ltd.(b)	25,000	10,387
Weibo Corp., ADR*	2,673	162,144
YY, Inc., ADR*	2,079	144,345

		14,543,725

Internet & Direct Marketing Retail - 2.5%
Alibaba Group Holding Ltd., ADR*	54,945	9,257,683
B2W Cia Digital*	6,247	85,744
Baozun, Inc., ADR*	1,300	46,540
CJ ENM Co. Ltd.	990	188,898
Ctrip.com International Ltd., ADR*	16,236	540,659
GS Home Shopping, Inc.	133	22,712
Hyundai Home Shopping Network Corp.	293	27,123
JD.com, Inc., ADR*(a)	34,749	863,513
Meituan Dianping, Class B*(a)(b)	158,400	1,075,958
momo.com, Inc.	1,000	7,373
NS Shopping Co. Ltd.	20,988	255,595
PChome Online, Inc.*	2,763	12,141
Pinduoduo, Inc., ADR*(a)	3,776	110,297
Vipshop Holdings Ltd., ADR*	39,600	304,524

		12,798,760

IT Services - 0.9%
21Vianet Group, Inc., ADR*	2,400	21,552
AGTech Holdings Ltd.*	84,000	4,817
Cafe24 Corp.*	360	35,785
CESC Ventures Ltd.*	832	5,002
Chinasoft International Ltd.*	102,000	50,047
Cielo SA	49,500	162,246
Digital China Holdings Ltd.*	58,000	27,867
GDS Holdings Ltd., ADR*(a)	2,400	68,160
HCL Technologies Ltd.	23,364	330,223
Hexaware Technologies Ltd.	3,640	17,535
Infosys Ltd.	161,172	1,698,629
Kginicis Co. Ltd.	21,384	282,519
Larsen & Toubro Infotech Ltd.(b)	638	15,796
Mindtree Ltd.	4,608	57,927
Mphasis Ltd.	3,418	48,187
My EG Services Bhd.	130,600	31,885
Persistent Systems Ltd.	900	7,619
Posco ICT Co. Ltd.	2,080	10,730
Samsung SDS Co. Ltd.	1,683	338,067
SONDA SA	24,083	41,855
Systex Corp.	9,000	18,925
Tata Consultancy Services Ltd.	38,214	1,082,211
Tech Mahindra Ltd.	19,800	203,763
TravelSky Technology Ltd., Class H	38,000	102,667
Wipro Ltd.	44,748	232,297

		4,896,311

Leisure Products - 0.0%(d)
Giant Manufacturing Co. Ltd.	13,000	64,320

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - (continued)
HLB, Inc.*	1,485	100,099
KMC Kuei Meng International, Inc.	3,315	10,769
Merida Industry Co. Ltd.	9,350	45,956

		221,144

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.	3,767	79,779
Genscript Biotech Corp.*(a)	46,000	70,582
Samsung Biologics Co. Ltd.*(b)	693	248,512
ST Pharm Co. Ltd.	344	5,890
Syngene International Ltd.(b)	860	6,992
Wuxi Biologics Cayman, Inc.*(a)(b)	19,500	167,621

		579,376

Machinery - 0.7%
AIA Engineering Ltd.	1,599	36,135
Airtac International Group	6,784	77,730
Ashok Leyland Ltd.	60,093	68,695
China Conch Venture Holdings Ltd.	77,000	256,611
China International Marine Containers Group Co. Ltd., Class H(a)	37,400	39,942
CIMC Enric Holdings Ltd.	36,000	31,198
CRRC Corp. Ltd., Class H	170,000	170,721
Cummins India Ltd.	2,280	25,269
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	1,692	56,266
Doosan Bobcat, Inc.	1,462	43,624
Doosan Infracore Co. Ltd.*	14,157	110,187
Escorts Ltd.	1,997	18,521
Famur SA	1,118	1,499
Haitian International Holdings Ltd.	30,000	68,819
Hiwin Technologies Corp.	9,629	75,850
Hyundai Construction Equipment Co. Ltd.	624	30,901
Hyundai Elevator Co. Ltd.*	633	63,149
Hyundai Heavy Industries Co. Ltd.*	1,881	234,142
Hyundai Heavy Industries Holdings Co. Ltd.	396	127,771
Hyundai Mipo Dockyard Co. Ltd.	1,272	71,794
Hyundai Rotem Co. Ltd.*	1,951	46,379
King Slide Works Co. Ltd.	3,000	33,494
Lakshmi Machine Works Ltd.	148	11,187
Lonking Holdings Ltd.	2,079,000	696,824
Marcopolo SA*(c)	759	850
Marcopolo SA (Preference)	31,900	35,729
QST International Corp.	66,000	171,867
Rechi Precision Co. Ltd.	21,969	18,950
Samsung Heavy Industries Co. Ltd.*	22,146	181,125
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	37,440	12,767
Shin Zu Shing Co. Ltd.	4,000	11,575
Sinotruk Hong Kong Ltd.(a)	64,000	117,777
SKF India Ltd.	624	16,846
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	9,778

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Thermax Ltd.	2,214	34,105
WEG SA	29,700	153,604
Weichai Power Co. Ltd., Class H	171,000	228,822
Yungtay Engineering Co. Ltd.	19,000	36,922

		3,427,425

Marine - 0.5%
Cia Sud Americana de Vapores SA*	797,784	23,817
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	34,000	19,239
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	3,316,500	1,335,611
Evergreen Marine Corp. Taiwan Ltd.	115,420	44,896
Hyundai Merchant Marine Co. Ltd.*	10,455	37,633
Korea Line Corp.*	17,424	375,838
MISC Bhd.	59,400	98,323
Pan Ocean Co. Ltd.*	13,007	52,898
Qatar Navigation QSC	2,231	42,276
U-Ming Marine Transport Corp.	25,000	24,738
Wan Hai Lines Ltd.	61,000	31,273
Wisdom Marine Lines Co. Ltd.*	420,000	397,149
Yang Ming Marine Transport Corp.*	53,000	15,423

		2,499,114

Media - 1.3%
Astro Malaysia Holdings Bhd.	133,000	54,551
Cheil Worldwide, Inc.	3,303	69,762
China Literature Ltd.*(a)(b)	16,800	82,537
CJ Hello Co. Ltd.	625	5,758
Cyfrowy Polsat SA*	11,880	75,816
Dish TV India Ltd.	17,517	5,825
Grupo Televisa SAB, Series CPO(a)	99,000	248,745
Innocean Worldwide, Inc.	520	32,948
KT Skylife Co. Ltd.	25,938	263,425
Media Nusantara Citra Tbk. PT	7,920,000	478,969
Megacable Holdings SAB de CV(a)	9,700	43,830
Multiplus SA	3,500	24,981
Naspers Ltd., Class N	18,513	4,241,109
Plan B Media PCL, NVDR	72,800	14,447
Smiles Fidelidade SA*	74,300	911,719
Sun TV Network Ltd.	4,576	34,108
Surya Citra Media Tbk. PT	342,700	46,233
TV18 Broadcast Ltd.*	16,016	7,341
VGI Global Media PCL, NVDR	114,400	28,378
Zee Entertainment Enterprises Ltd.	21,780	116,434

		6,786,916

Metals & Mining - 5.0%
African Rainbow Minerals Ltd.	7,722	86,199
Alrosa PJSC	227,898	343,037
Aluminum Corp. of China Ltd., Class H*(a)	114,000	41,987
Aneka Tambang Tbk.	522,310	36,073
Angang Steel Co. Ltd., Class H(a)	1,386,000	1,035,080
Anglo American Platinum Ltd.	2,442	117,407
AngloGold Ashanti Ltd.	37,125	523,107

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Assore Ltd.	4,257	110,265
Bradespar SA	3,600	25,200
Bradespar SA (Preference)	9,900	76,449
CAP SA	93,654	1,015,113
China Hongqiao Group Ltd.	198,000	126,168
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Metal Resources Utilization Ltd.*(b)	56,000	31,045
China Molybdenum Co. Ltd., Class H(a)	4,636,200	1,872,985
China Nonferrous Mining Corp. Ltd.	1,089,000	274,793
China Oriental Group Co. Ltd.	110,000	74,159
China Steel Corp.	535,000	443,199
China Zhongwang Holdings Ltd.	158,400	79,334
Chung Hung Steel Corp.*	1,089,000	412,963
Cia Siderurgica Nacional SA*	29,700	83,161
Dongkuk Steel Mill Co. Ltd.*	1,767	13,229
Eregli Demir ve Celik Fabrikalari TAS	145,035	237,900
Feng Hsin Steel Co. Ltd.	26,000	49,255
Gerdau SA (Preference)	43,982	188,953
Gloria Material Technology Corp.	18,000	10,898
Gold Fields Ltd.	73,656	298,398
Grupa Kety SA	331	30,438
Grupo Mexico SAB de CV, Series B	316,800	762,355
Harmony Gold Mining Co. Ltd.*(a)	594,099	1,189,093
Hindalco Industries Ltd.	36,927	108,258
Hyundai Steel Co.	7,623	350,782
Impala Platinum Holdings Ltd.*	23,398	68,149
Industrias CH SAB de CV, Series B*	6,600	28,022
Industrias Penoles SAB de CV	5,940	81,491
Jastrzebska Spolka Weglowa SA*	4,653	85,576
Jenax, Inc.*	705	7,730
Jiangxi Copper Co. Ltd., Class H	99,000	125,411
Jinchuan Group International Resources Co. Ltd.*	5,049,000	431,115
Jindal Steel & Power Ltd.*	20,072	38,129
JSW Steel Ltd.	42,867	165,513
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	17,887	9,054
KGHM Polska Miedz SA*	12,177	308,749
KISWIRE Ltd.*	720	16,534
Korea Zinc Co. Ltd.	495	195,971
Koza Altin Isletmeleri A/S*	2,182	22,617
Kumba Iron Ore Ltd.	2,246	57,316
Maanshan Iron & Steel Co. Ltd., Class H(a)	2,178,000	1,038,108
Magnitogorsk Iron & Steel Works PJSC	166,518	110,115
Mechel PJSC*	265,023	331,042
Mechel PJSC (Preference)	105,039	170,924
Metalurgica Gerdau SA (Preference)	49,500	101,234
MMC Norilsk Nickel PJSC	2,643	548,792
MMG Ltd.*(a)	192,000	69,981

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
MOIL Ltd.	2,808	6,374
National Aluminium Co. Ltd.	27,956	23,428
Nickel Asia Corp.	6,196,800	291,348
NMDC Ltd.	65,439	89,160
Northam Platinum Ltd.*	10,806	39,348
Novolipetsk Steel PJSC	86,625	201,114
Polyus PJSC	2,245	188,367
Poongsan Corp.	22,572	618,744
POSCO	7,227	1,779,713
Press Metal Aluminium Holdings Bhd.	108,900	114,590
Raspadskaya OJSC*	163,251	338,700
Seah Besteel Corp.	15,543	247,956
Severstal PJSC	18,414	280,799
Shougang Fushan Resources Group Ltd.	4,356,000	921,529
Sibanye Gold Ltd.*	147,114	124,720
Stalprodukt SA	2,178	193,540
Steel Authority of India Ltd.*	79,638	52,629
TA Chen Stainless Pipe	80,962	115,692
Tata Steel Ltd.	23,562	157,930
Tung Ho Steel Enterprise Corp.	64,000	41,040
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	23,300	62,747
Vale Indonesia Tbk. PT*	134,900	37,171
Vale SA	281,000	3,509,800
Vedanta Ltd.	148,896	413,170
Volcan Cia Minera SAA, Class B	3,120,381	703,105
YC INOX Co. Ltd.	396,000	323,539
Yieh Phui Enterprise Co. Ltd.	1,782,000	580,050
Young Poong Corp.	65	44,866
Zhaojin Mining Industry Co. Ltd., Class H	36,000	37,621
Zijin Mining Group Co. Ltd., Class H	198,000	73,682

		25,671,328

Multiline Retail - 0.4%
Aeon Co. M Bhd.	28,000	10,596
El Puerto de Liverpool SAB de CV, Class C1	9,900	65,149
Far Eastern Department Stores Ltd.	83,012	44,314
Future Retail Ltd.*	7,735	46,734
Golden Eagle Retail Group Ltd.	27,000	28,938
Hyundai Department Store Co. Ltd.	1,683	144,605
Lojas Americanas SA*	5,250	22,555
Lojas Americanas SA (Preference)*	29,700	171,785
Lojas Renner SA*	29,700	370,965
Lotte Shopping Co. Ltd.	495	87,197
Magazine Luiza SA	3,100	152,387
Matahari Department Store Tbk. PT	207,900	104,155
Mitra Adiperkasa Tbk. PT	258,000	18,557
Poya International Co. Ltd.	3,000	30,370
Ripley Corp. SA	50,856	45,548
Robinson PCL, NVDR	24,900	54,195
SACI Falabella	25,444	205,093
Shinsegae, Inc.	297	70,603
Woolworths Holdings Ltd.	40,788	154,392

		1,828,138

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - 0.0%(d)
Qatar Electricity & Water Co. QSC	2,079	107,329
YTL Corp. Bhd.	186,726	50,146
YTL Power International Bhd.	250,900	55,129

		212,604

Oil, Gas & Consumable Fuels - 5.9%
Adaro Energy Tbk. PT	1,405,800	139,851
Bangchak Corp. PCL, NVDR	41,600	42,942
Banpu PCL, NVDR	168,300	89,422
Bashneft PJSC	720	21,310
Bashneft PJSC (Preference)	1,163	31,882
Bharat Petroleum Corp. Ltd.	69,795	339,014
Bukit Asam Tbk. PT	130,900	40,378
Bumi Resources Tbk. PT*	1,552,600	18,668
China Coal Energy Co. Ltd., Class H	198,000	83,271
China Petroleum & Chemical Corp., Class H	2,298,000	1,924,103
China Shenhua Energy Co. Ltd., Class H	297,000	749,436
CNOOC Ltd.	1,448,000	2,421,115
Coal India Ltd.	56,727	179,186
Cosan SA	6,700	81,644
Dana Gas PJSC	318,384	77,581
E1 Corp.	5,346	291,648
Ecopetrol SA	211,761	199,061
Empresas COPEC SA	14,850	204,614
Energy Absolute PCL, NVDR	69,300	105,361
Esso Thailand PCL, NVDR	135,200	47,169
Exxaro Resources Ltd.	22,572	261,832
Formosa Petrochemical Corp.	71,000	248,442
Gazprom PJSC	490,074	1,218,621
Gazprom PJSC, ADR	10,779	52,645
Great Eastern Shipping Co. Ltd. (The)	878	3,738
Grupa Lotos SA	7,821	195,859
GS Holdings Corp.	4,356	212,975
Hellenic Petroleum SA	6,163	54,169
Hindustan Petroleum Corp. Ltd.	57,024	187,220
Indian Oil Corp. Ltd.	186,912	359,658
Indika Energy Tbk. PT	2,128,500	324,473
Indo Tambangraya Megah Tbk. PT	41,600	67,882
Inner Mongolia Yitai Coal Co. Ltd., Class B	89,100	103,267
Inner Mongolia Yitai Coal Co. Ltd., Class H	20,800	15,719
IRPC PCL, NVDR	900,900	165,805
Kunlun Energy Co. Ltd.	304,000	323,886
Lubelski Wegiel Bogdanka SA*	14,652	221,734
LUKOIL PJSC	15,939	1,283,444
Mangalore Refinery & Petrochemicals Ltd.	15,060	14,368
Mari Petroleum Co. Ltd.	1,804	16,878
Medco Energi Internasional Tbk. PT*	405,400	29,304
MOL Hungarian Oil & Gas plc	42,669	511,332
Motor Oil Hellas Corinth Refineries SA	5,940	148,245

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Novatek PJSC	36,135	631,877
Oil & Gas Development Co. Ltd.	69,300	75,438
Oil & Natural Gas Corp. Ltd.	251,955	500,403
Oil India Ltd.	29,264	68,984
Pakistan Oilfields Ltd.	6,240	21,333
Pakistan Petroleum Ltd.	56,525	77,421
Pakistan State Oil Co. Ltd.	15,854	28,240
PetroChina Co. Ltd., Class H	894,000	576,502
Petroleo Brasileiro SA*	267,300	2,168,309
Petroleo Brasileiro SA (Preference)*	396,000	2,780,740
Petron Corp.	2,841,300	407,847
Petronas Dagangan Bhd.	15,200	97,895
Petronet LNG Ltd.	30,591	97,920
Pilipinas Shell Petroleum Corp.	24,960	22,991
Polski Koncern Naftowy ORLEN SA	26,136	736,860
Polskie Gornictwo Naftowe i Gazownictwo SA	144,243	296,359
PTT Exploration & Production PCL	469	1,846
PTT Exploration & Production PCL, NVDR	58,931	232,008
PTT PCL, NVDR	772,200	1,198,742
Qatar Fuel QSC	1,881	94,787
Qatar Gas Transport Co. Ltd.	11,058	60,707
Reliance Industries Ltd.	131,769	2,273,627
Rosneft Oil Co. PJSC	43,460	272,957
Rosneft Oil Co. PJSC, GDR(b)	6,040	37,750
RussNeft PJSC*	2,048	18,566
Semirara Mining & Power Corp.	102,400	46,572
Siamgas & Petrochemicals PCL, NVDR	920,700	309,429
Sinopec Kantons Holdings Ltd.(a)	1,270,000	579,428
SK Gas Ltd.	5,098	377,580
SK Innovation Co. Ltd.	5,544	939,239
S-Oil Corp.	1,683	158,067
S-Oil Corp. (Preference)	208	13,497
Star Petroleum Refining PCL, NVDR	51,900	18,107
Surgutneftegas PJSC	321,507	134,316
Surgutneftegas PJSC, ADR	3,506	14,508
Surgutneftegas PJSC, ADR, OTC	12,422	76,520
Surgutneftegas PJSC (Preference)	229,383	142,123
Tatneft PJSC	34,479	424,887
Tatneft PJSC, ADR	5,424	398,013
Tatneft PJSC (Preference)	7,007	60,890
Thai Oil PCL, NVDR	69,300	159,706
Transneft PJSC (Preference)	63	167,894
Tupras Turkiye Petrol Rafinerileri A/S	11,088	297,771
Ultrapar Participacoes SA	19,800	310,904
United Tractors Tbk. PT	69,300	127,589
Yanzhou Coal Mining Co. Ltd., Class H	144,000	131,398

		30,777,699

Paper & Forest Products - 0.7%
Duratex SA*	16,474	55,353
Empresas CMPC SA	48,411	175,655

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Paper & Forest Products - (continued)
Hansol Paper Co. Ltd.	21,582	332,657
Indah Kiat Pulp & Paper Corp. Tbk. PT	237,600	221,063
Lee & Man Paper Manufacturing Ltd.	99,000	87,939
Long Chen Paper Co. Ltd.	732,350	361,151
Mondi Ltd.	5,148	127,288
Moorim P&P Co., Ltd.	27,027	145,258
Nine Dragons Paper Holdings Ltd.	149,000	151,151
Pabrik Kertas Tjiwi Kimia Tbk. PT	108,900	105,023
Pfleiderer Group SA	35,343	302,166
Sappi Ltd.	50,292	295,688
Shandong Chenming Paper Holdings Ltd., Class B	633,600	342,369
Shandong Chenming Paper Holdings Ltd., Class H(a)	396,000	230,130
Suzano Papel e Celulose SA	24,274	306,524
YFY, Inc.	1,683,000	629,998

		3,869,413

Personal Products - 0.4%
Amorepacific Corp.	1,287	209,941
Amorepacific Corp. (Preference)	545	49,962
AMOREPACIFIC Group	1,287	79,234
AMOREPACIFIC Group (Preference)	312	8,132
Chlitina Holding Ltd.	2,000	18,814
Colgate-Palmolive India Ltd.	2,518	45,322
Cosmax, Inc.	322	36,464
Dabur India Ltd.	21,879	136,482
Emami Ltd.	4,766	27,533
Gillette India Ltd.	199	18,188
Godrej Consumer Products Ltd.	15,642	156,002
Grape King Bio Ltd.	5,000	33,690
Hengan International Group Co. Ltd.	30,500	239,438
It’s Hanbul Co. Ltd.*	501	12,090
Kolmar BNH Co. Ltd.*	688	14,315
Kolmar Korea Co. Ltd.*	643	38,835
Kolmar Korea Holdings Co. Ltd.*	9,108	252,534
LG Household & Health Care Ltd.	396	450,222
LG Household & Health Care Ltd. (Preference)	97	66,256
Marico Ltd.	17,820	91,894
Natura Cosmeticos SA	6,800	88,537
Procter & Gamble Hygiene & Health Care Ltd.	344	47,928
TCI Co. Ltd.	3,644	52,190

		2,174,003

Pharmaceuticals - 0.9%
Adcock Ingram Holdings Ltd.	5,074	24,277
Ajanta Pharma Ltd.	1,415	20,307
Alembic Pharmaceuticals Ltd.	2,150	17,946
Alkem Laboratories Ltd.	1,560	41,308
Aspen Pharmacare Holdings Ltd.	16,137	176,668
Aurobindo Pharma Ltd.	13,662	151,335
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	17,587
Bukwang Pharmaceutical Co. Ltd.	1,971	41,182

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Cadila Healthcare Ltd.	13,420	60,184
Caregen Co. Ltd.	258	16,208
Celltrion Pharm, Inc.*	697	39,403
Center Laboratories, Inc.*	3,541	9,336
China Grand Pharmaceutical and Healthcare Holdings Ltd.*	32,000	17,006
China Medical System Holdings Ltd.	72,000	74,600
China Resources Pharmaceutical Group Ltd.(b)	80,500	114,286
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	74,095
Chong Kun Dang Pharmaceutical Corp.	269	25,627
Cipla Ltd.	15,543	113,054
Consun Pharmaceutical Group Ltd.(a)	16,000	12,031
CSPC Pharmaceutical Group Ltd.	198,000	339,643
Daewoong Co. Ltd.*	1,791	29,457
Daewoong Pharmaceutical Co. Ltd.*	266	46,260
Dong-A Socio Holdings Co. Ltd.	104	9,814
Dong-A ST Co. Ltd.	299	27,142
DongKook Pharmaceutical Co. Ltd.	450	22,810
Dr Reddy’s Laboratories Ltd.	3,267	124,984
Genomma Lab Internacional SAB de CV, Class B*	12,000	8,362
Glenmark Pharmaceuticals Ltd.	7,430	68,079
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	23,054
Hanall Biopharma Co. Ltd.*	1,501	47,014
Hanmi Pharm Co. Ltd.	202	78,745
Hanmi Science Co. Ltd.	1,224	80,604
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	255,318
Hypera SA*	17,500	153,007
Il Dong Pharmaceutical Co. Ltd.	480	8,582
Ilyang Pharmaceutical Co. Ltd.*	756	19,806
Ipca Laboratories Ltd.	1,664	18,003
Jubilant Life Sciences Ltd.	1,723	17,042
JW Holdings Corp.	54,325	350,074
JW Pharmaceutical Corp.	224	8,133
Kalbe Farma Tbk. PT	1,019,700	116,767
Kolon Life Science, Inc.*	291	18,595
Komipharm International Co. Ltd.*	1,432	29,344
Livzon Pharmaceutical Group, Inc., Class H	5,408	17,368
Lupin Ltd.	8,316	102,395
Luye Pharma Group Ltd.(a)(b)	75,000	55,724
Mega Lifesciences PCL, NVDR	23,000	24,110
Mezzion Pharma Co. Ltd.*	198	16,194
Natco Pharma Ltd.	2,480	24,144
Oscotec, Inc.*	808	17,501
Pfizer Ltd.	341	14,562
Pharmally International Holding Co. Ltd.	2,000	11,230
Piramal Enterprises Ltd.	3,861	110,339
Richter Gedeon Nyrt	4,851	103,519

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Samjin Pharmaceutical Co. Ltd.	344	11,826
Sanofi India Ltd.	163	14,816
ScinoPharm Taiwan Ltd.	22,000	19,156
Searle Co. Ltd. (The)	5,980	11,393
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,000	60,790
Sihuan Pharmaceutical Holdings Group Ltd.(a)	396,000	83,271
Sino Biopharmaceutical Ltd.	297,000	249,812
SSY Group Ltd.	80,165	71,821
Sun Pharma Advanced Research Co. Ltd.*	4,836	10,679
Sun Pharmaceutical Industries Ltd.	43,659	259,947
Tong Ren Tang Technologies Co. Ltd., Class H(a)	17,000	22,835
Torrent Pharmaceuticals Ltd.	2,009	51,378
TTY Biopharm Co. Ltd.	2,686	6,995
Wockhardt Ltd.*	175	1,086
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	800	3,237
Yuhan Corp.	436	93,262
Yungjin Pharmaceutical Co. Ltd.*	5,316	30,960
YungShin Global Holding Corp.	11,000	14,376

		4,461,805

Professional Services - 0.0%(d)
51job, Inc., ADR*(a)	1,000	69,640
Benefit Systems SA*	98	25,597
Quess Corp. Ltd.*(b)	1,560	13,770
Sporton International, Inc.	2,386	12,815

		121,822

Real Estate Management & Development - 5.7%
Agile Group Holdings Ltd.(a)	128,000	169,325
Aldar Properties PJSC	323,829	140,182
Aliansce Shopping Centers SA	3,500	19,523
Amata Corp. PCL	44,900	32,336
AP Thailand PCL, NVDR	1,178,100	263,958
Attacq Ltd., REIT	22,672	27,182
Ayala Land, Inc.	237,600	202,446
Bangkok Land PCL, NVDR	100	5
Barwa Real Estate Co.	8,118	90,806
BR Malls Participacoes SA*	39,600	158,170
BR Properties SA	4,577	11,057
Bumi Serpong Damai Tbk. PT*	499,200	47,517
C C Land Holdings Ltd.	56,000	12,918
C&D International Investment Group Ltd.	297,000	266,466
Cathay Real Estate Development Co. Ltd.	33,100	22,303
Central China Real Estate Ltd.	891,000	383,802
China Aoyuan Group Ltd.	123,000	93,582
China Evergrande Group(a)	269,000	841,621
China Jinmao Holdings Group Ltd.	396,000	199,850
China Logistics Property Holdings Co. Ltd.*(b)	59,000	16,467
China Merchants Land Ltd.*	1,584,000	260,410
China Oceanwide Holdings Ltd.*	202,000	9,396

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
China Overseas Grand Oceans Group Ltd.	1,782,000	685,848
China Overseas Land & Investment Ltd.	334,000	1,255,687
China Resources Land Ltd.	243,777	947,557
China SCE Group Holdings Ltd.	2,475,000	1,018,804
China South City Holdings Ltd.	5,544,000	833,716
China Vanke Co. Ltd., Class H	118,800	478,428
China Vast Industrial Urban Development Co. Ltd.(b)	495,000	203,761
Chong Hong Construction Co. Ltd.	24,000	66,012
CIFI Holdings Group Co. Ltd.	323,149	212,091
Ciputra Development Tbk. PT	597,049	41,662
Corp. Inmobiliaria Vesta SAB de CV	702,900	989,248
Country Garden Holdings Co. Ltd.	640,000	903,718
DAMAC Properties Dubai Co. PJSC	104,520	37,278
DLF Ltd.	19,408	44,986
Dongwon Development Co. Ltd.	49,302	188,319
DoubleDragon Properties Corp.*	42,720	16,765
Echo Investment SA	226,215	208,937
Eco World International Bhd.*	68,800	12,598
E-House China Enterprise Holdings Ltd.*(b)	29,100	45,245
Emaar Development PJSC	74,349	80,968
Emaar Malls PJSC	96,296	41,161
Emaar Properties PJSC	312,048	366,166
Fantasia Holdings Group Co. Ltd.	1,782,000	258,896
Filinvest Land, Inc.	13,068,000	373,658
Future Land Development Holdings Ltd.	150,000	126,168
Gemdale Properties & Investment Corp. Ltd.(a)	5,940,000	620,745
Globe Trade Centre SA	11,472	28,698
Godrej Properties Ltd.*	3,326	34,696
Greenland Hong Kong Holdings Ltd.	990,000	287,662
Greentown China Holdings Ltd.	49,000	43,588
Guangzhou R&F Properties Co. Ltd., Class H(a)	79,200	157,255
Guorui Properties Ltd.(b)	891,000	162,378
Hanson International Tbk. PT*	2,409,275	18,622
Highwealth Construction Corp.	81,000	126,425
Hongkong Land Holdings Ltd.	49,500	354,915
Hopson Development Holdings Ltd.	56,000	51,242
Huaku Development Co. Ltd.	297,000	695,093
Hung Sheng Construction Ltd.	693,000	633,866
Iguatemi Empresa de Shopping Centers SA	4,800	58,702
IOI Properties Group Bhd.	145,600	55,453
Jaya Real Property Tbk. PT	4,653,000	193,147
Jiayuan International Group Ltd.	40,430	19,476
Joy City Property Ltd.	480,000	54,443
Kaisa Group Holdings Ltd.(a)	2,772,000	886,707
Kindom Construction Corp.	440,000	295,754
Korea Real Estate Investment & Trust Co. Ltd.	212,553	504,327

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
KWG Group Holdings Ltd.	99,000	97,149
LAMDA Development SA*	45,837	320,834
Land & Houses PCL, NVDR	155,700	53,324
LOG Commercial Properties e Participacoes SA*	1,731	9,147
Logan Property Holdings Co. Ltd.(a)	110,000	148,878
Longfor Group Holdings Ltd.	133,000	411,033
LSR Group PJSC	52,569	526,663
LVGEM China Real Estate Investment Co. Ltd.	84,000	23,551
Mah Sing Group Bhd.	1,544,400	350,657
MAS Real Estate, Inc.	13,905	23,304
MBK PCL, NVDR	29,800	18,790
Medinet Nasr Housing*	20,044	7,558
Megaworld Corp.	585,000	57,927
Midea Real Estate Holding Ltd.*(b)	23,000	47,309
Mingfa Group International Co. Ltd.*(c)	36,000	8,671
Multiplan Empreendimentos Imobiliarios SA*	10,400	74,314
NEPI Rockcastle plc	19,963	188,708
Oberoi Realty Ltd.	4,021	25,140
Origin Property PCL	78,900	18,688
Pakuwon Jati Tbk. PT	534,400	24,860
Palm Hills Developments SAE*	1,632,213	214,983
Parque Arauco SA	32,967	90,849
Phoenix Mills Ltd. (The)	1,462	12,394
Poly Property Group Co. Ltd.	2,475,000	873,711
Powerlong Real Estate Holdings Ltd.	1,980,000	878,127
Prestige Estates Projects Ltd.	6,656	18,708
Pruksa Holding PCL, NVDR	62,400	35,552
Quality Houses PCL, NVDR	5,435,100	514,936
Red Star Macalline Group Corp. Ltd., Class H(b)	871,200	812,722
Redco Group(b)	52,000	20,544
Redsun Properties Group Ltd.*	1,188,000	436,036
Renhe Commercial Holdings Co. Ltd.*(a)	550,000	21,028
Road King Infrastructure Ltd.	297,000	537,474
Robinsons Land Corp.	103,906	43,967
Ronshine China Holdings Ltd.*(b)	54,500	64,941
Ruentex Development Co. Ltd.*	65,400	98,989
Sansiri PCL, NVDR	7,266,600	313,993
Shanghai Industrial Urban Development Group Ltd.	1,782,000	299,774
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	31,200	42,432
Shenzhen Investment Ltd.	286,793	99,780
Shimao Property Holdings Ltd.	99,000	280,092
Shining Building Business Co. Ltd.*	13,650	4,576
Shui On Land Ltd.	309,000	76,396
Sime Darby Property Bhd.	73,800	20,720
Singha Estate PCL, NVDR*	77,400	8,374
Sino-Ocean Group Holding Ltd.	300,267	146,944
Sinyi Realty, Inc.	22,738	23,055

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
SK D&D Co. Ltd.	258	6,864
Skyfame Realty Holdings Ltd.	96,000	15,660
SM Prime Holdings, Inc.	475,200	347,440
SOHO China Ltd.*	104,000	42,015
SP Setia Bhd. Group	52,000	32,627
Summarecon Agung Tbk. PT	433,400	32,104
Sunac China Holdings Ltd.	206,000	813,845
Sunway Bhd.	100,235	39,644
Supalai PCL, NVDR	48,600	30,023
Talaat Moustafa Group	51,370	33,017
Tian An China Investment Co. Ltd.	594,000	325,513
Times China Holdings Ltd.	66,000	86,130
Tomson Group Ltd.	1,300,000	395,963
UEM Sunrise Bhd.	71,900	13,253
United Development Co. QSC	4,850	22,364
UOA Development Bhd.	17,600	10,313
Vista Land & Lifescapes, Inc.	5,355,900	600,239
WHA Corp. PCL, NVDR	394,090	55,501
Yuexiu Property Co. Ltd.	594,000	115,065
Yuzhou Properties Co. Ltd.	188,395	92,917
Zall Smart Commerce Group Ltd.	151,000	81,016
Zhenro Properties Group Ltd.(b)	122,000	83,492

		29,692,800

Road & Rail - 0.2%
BTS Group Holdings PCL, NVDR	220,640	70,622
Cia de Locacao das Americas*	1,500	16,636
CJ Logistics Corp.*	416	62,812
Container Corp. of India Ltd.	8,712	80,297
Cosan Logistica SA*	4,018	17,714
GMexico Transportes SAB de CV(b)	21,300	29,910
Localiza Rent a Car SA*	19,800	180,998
PKP Cargo SA*	38,115	420,803
Rumo SA*	49,500	267,013

		1,146,805

Semiconductors & Semiconductor Equipment - 3.7%
A-DATA Technology Co. Ltd.	265,000	352,798
Ardentec Corp.	532,720	515,874
ASE Technology Holding Co. Ltd.*	269,420	526,185
ASMedia Technology, Inc.	1,104	21,490
ASPEED Technology, Inc.	1,000	20,246
Chang Wah Technology Co. Ltd.	18,000	152,629
Chipbond Technology Corp.	26,000	55,857
ChipMOS Techinologies, Inc.*	617,000	495,062
Darwin Precisions Corp.	11,000	6,087
DB HiTek Co. Ltd.	50,193	581,935
Elan Microelectronics Corp.*	8,400	23,323
Elite Advanced Laser Corp.	3,960	8,482
Elite Semiconductor Memory Technology, Inc.	12,000	12,617
eMemory Technology, Inc.	3,000	28,319
Eo Technics Co. Ltd.*	390	17,841
Epistar Corp.	58,000	48,992
Faraday Technology Corp.	6,000	8,398
Formosa Advanced Technologies Co. Ltd.	198,000	213,974
Foxsemicon Integrated Technology, Inc.	99,000	444,705

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
GCL-Poly Energy Holdings Ltd.*(a)	15,543,000	1,228,116
Global Unichip Corp.	5,000	32,225
Globalwafers Co. Ltd.	9,000	84,957
Greatek Electronics, Inc.	26,000	34,487
Hanmi Semiconductor Co. Ltd.	1,248	8,951
Holtek Semiconductor, Inc.	1,000	2,295
Hua Hong Semiconductor Ltd.(b)	20,000	44,248
Innox Advanced Materials Co. Ltd.*	535	23,176
Jusung Engineering Co. Ltd.	774	4,556
King Yuan Electronics Co. Ltd.	99,000	75,084
Kinsus Interconnect Technology Corp.	317,000	455,046
Koh Young Technology, Inc.	416	30,658
LandMark Optoelectronics Corp.	2,000	17,024
LEENO Industrial, Inc.	416	18,694
Lextar Electronics Corp.*	12,000	6,797
Machvision, Inc.	1,000	13,443
Macronix International	198,000	125,033
MediaTek, Inc.	66,000	522,045
Nanya Technology Corp.	99,000	193,672
Novatek Microelectronics Corp.	24,000	123,431
On-Bright Electronics, Inc.	2,000	11,100
Pan Jit International, Inc.*	396,000	368,009
Parade Technologies Ltd.	3,400	55,336
Phison Electronics Corp.	6,000	48,826
Pixart Imaging, Inc.	5,000	14,843
Powertech Technology, Inc.	67,000	154,188
Radiant Opto-Electronics Corp.	19,330	54,803
Realtek Semiconductor Corp.	19,070	101,491
SDI Corp.	7,000	16,998
Semiconductor Manufacturing International Corp.*(a)	148,500	139,857
Seoul Semiconductor Co. Ltd.*	1,370	29,182
Sigurd Microelectronics Corp.	438,000	402,764
Silergy Corp.	3,000	44,334
Silicon Works Co. Ltd.	416	14,394
Sino-American Silicon Products, Inc.*	46,000	96,577
SK Hynix, Inc.	52,470	3,484,953
Taiwan Semiconductor Co. Ltd.	9,000	16,405
Taiwan Semiconductor Manufacturing Co. Ltd.	792,000	5,697,378
Tokai Carbon Korea Co. Ltd.	86	4,166
Topco Scientific Co. Ltd.	173,000	399,818
Toptec Co. Ltd.	29,784	294,454
United Microelectronics Corp.	495,000	182,877
United Renewable Energy Co. Ltd.*	42,000	11,238
Vanguard International Semiconductor Corp.	35,000	75,875
Visual Photonics Epitaxy Co. Ltd.	6,000	13,066
Wafer Works Corp.	16,798	18,263
Win Semiconductors Corp.	14,961	72,805
Winbond Electronics Corp.	251,000	120,102
WONIK IPS Co. Ltd.*	32,769	674,435
XinTec, Inc.*	6,000	7,421

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Xinyi Solar Holdings Ltd.	256,000	107,663

		19,312,373

Software - 0.1%
Ahnlab, Inc.	190	8,572
Asseco Poland SA	6,732	87,013
Douzone Bizon Co. Ltd.	669	24,742
Kingdee International Software Group Co. Ltd.(a)	76,000	72,836
Kingsoft Corp. Ltd.	40,000	75,956
Linx SA	3,300	27,104
NIIT Technologies Ltd.	928	17,103
Oracle Financial Services Software Ltd.	883	47,193
Tata Elxsi Ltd.	516	6,341
TOTVS SA	3,500	31,956
XPEC Entertainment, Inc.*‡(c)	14,800	—

		398,816

Specialty Retail - 0.8%
Ace Hardware Indonesia Tbk. PT	163,200	19,856
Arvind Fashions Ltd.*(c)	1,472	14,462
Beauty Community PCL, NVDR	114,400	28,378
Bermaz Auto Bhd.	20,800	11,121
China Harmony New Energy Auto Holding Ltd.(a)	891,000	345,195
China Yongda Automobiles Services Holdings Ltd.(a)	1,534,500	911,309
China ZhengTong Auto Services Holdings Ltd.(a)	1,386,000	731,268
Detsky Mir PJSC(b)	346,995	481,711
Foschini Group Ltd. (The)	10,890	138,977
GOME Retail Holdings Ltd.*(a)	623,447	54,028
Grand Baoxin Auto Group Ltd.(a)	841,500	257,382
Home Product Center PCL, NVDR	207,900	103,809
Hotai Motor Co. Ltd.	13,000	123,985
Hotel Shilla Co. Ltd.	1,418	97,622
Italtile Ltd.	10,931	11,532
JUMBO SA	5,049	82,731
LOTTE Himart Co. Ltd.	936	42,566
M.Video PJSC*	2,600	15,907
Mr Price Group Ltd.	10,494	176,350
Padini Holdings Bhd.	17,200	15,579
Petrobras Distribuidora SA	14,000	102,421
Pou Sheng International Holdings Ltd.(a)	97,000	18,790
PTG Energy PCL, NVDR	26,300	8,755
Seobu T&D*	508	3,937
Shinsegae International, Inc.	81	15,725
Siam Global House PCL, NVDR	58,364	34,933
Super Group Ltd.*	9,092	23,549
Truworths International Ltd.	21,582	130,273
Via Varejo SA	17,100	28,165
Zhongsheng Group Holdings Ltd.	49,500	88,696

		4,119,012

Technology Hardware, Storage & Peripherals - 5.8%
Acer, Inc.*	154,858	98,294
Advantech Co. Ltd.	16,220	120,641
Asustek Computer, Inc.	61,000	468,597
Casetek Holdings Ltd.	218,875	347,319

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Catcher Technology Co. Ltd.	68,000	512,410
Chicony Electronics Co. Ltd.	23,992	52,402
China Goldjoy Group Ltd.(a)	13,860,000	662,380
Clevo Co.*	25,000	23,802
CMC Magnetics Corp.*	44,000	9,782
Compal Electronics, Inc.	396,000	234,598
Coolpad Group Ltd.*(c)	326,000	29,913
Darfon Electronics Corp.	244,000	348,668
Ennoconn Corp.	62,000	507,560
Getac Technology Corp.	16,000	23,697
Gigabyte Technology Co. Ltd.	44,000	57,504
HTC Corp.*	29,000	34,502
Inventec Corp.	133,000	102,386
Legend Holdings Corp., Class H(b)	49,500	129,006
Lenovo Group Ltd.	594,000	431,493
Lite-On Technology Corp.	198,000	291,636
Meitu, Inc.*(b)	82,500	28,072
Micro-Star International Co. Ltd.	28,000	67,536
Mitac Holdings Corp.	82,409	73,902
Pegatron Corp.	198,000	333,851
Primax Electronics Ltd.	543,000	890,816
Qisda Corp.	126,000	80,182
Quanta Computer, Inc.	246,000	447,615
Ritek Corp.*	32,590	11,457
Samsung Electronics Co. Ltd.	488,079	20,244,323
Samsung Electronics Co. Ltd. (Preference)	74,151	2,499,135
Sindoh Co. Ltd.	16	689
Transcend Information, Inc.	7,000	15,107
Wistron Corp.	249,573	171,410
Xiaomi Corp., Class B*(b)	554,400	695,234

		30,045,919

Textiles, Apparel & Luxury Goods - 1.4%
Aditya Birla Fashion and Retail Ltd.*	6,536	19,253
Alpargatas SA (Preference)	5,900	32,490
ANTA Sports Products Ltd.	37,000	191,208
Anveshan Heavy Engineering Ltd.*(c)	273	6,402
Arezzo Industria e Comercio SA	1,600	24,157
Arvind Ltd.	7,361	9,124
Bata India Ltd.	2,024	31,834
Bosideng International Holdings Ltd.	126,000	24,087
CCC SA	1,067	51,372
China Dongxiang Group Co. Ltd.	4,653,000	705,656
China Lilang Ltd.	22,000	19,430
Cia Hering	4,800	41,111
Citychamp Watch & Jewellery Group Ltd.	1,782,000	376,989
Eclat Textile Co. Ltd.	9,698	109,855
F&F Co. Ltd.	10,890	416,456
Feng TAY Enterprise Co. Ltd.	17,122	107,286
FF Group*(c)	3,536	19,475
Fila Korea Ltd.	2,297	98,267
Formosa Taffeta Co. Ltd.	33,000	37,811
Fuguiniao Co. Ltd., Class H*(c)	334,800	165,550
Grendene SA	18,822	47,225

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Guararapes Confeccoes SA	300	12,932
Handsome Co. Ltd.	1,177	39,140
Hansae Co. Ltd.	1,034	19,004
HengTen Networks Group Ltd.*(a)	1,032,000	33,538
HS Industries Co. Ltd.	47,025	266,263
Hwaseung Enterprise Co. Ltd.	331	2,746
Lao Feng Xiang Co. Ltd., Class B	267,300	914,701
LF Corp.	24,651	546,126
Li Ning Co. Ltd.*	77,000	94,696
LPP SA	59	132,977
Makalot Industrial Co. Ltd.	7,650	47,312
Nan Liu Enterprise Co. Ltd.	2,000	10,286
Nishat Mills Ltd.	198,000	204,662
Page Industries Ltd.	198	65,063
Pou Chen Corp.	219,000	262,331
Quang Viet Enterprise Co. Ltd.	4,000	15,234
Rajesh Exports Ltd.	6,498	55,469
Raymond Ltd.	60	636
Roo Hsing Co. Ltd.*	594,000	282,291
Ruentex Industries Ltd.*	37,800	100,893
Shenzhou International Group Holdings Ltd.	30,600	360,140
Shinkong Textile Co. Ltd.	297,000	405,068
Tainan Spinning Co. Ltd.	48,555	19,045
Taiwan Paiho Ltd.	11,000	24,813
Texhong Textile Group Ltd.	316,500	424,329
Titan Co. Ltd.	12,672	177,429
Welspun India Ltd.	11,024	9,331
Xtep International Holdings Ltd.	12,000	7,754
Youngone Corp.	890	27,756
Youngone Holdings Co. Ltd.*	6,831	378,187

		7,475,190

Thrifts & Mortgage Finance - 0.5%
Dewan Housing Finance Corp. Ltd.	240,966	460,451
GRUH Finance Ltd.	6,573	19,279
Housing Development Finance Corp. Ltd.	72,765	1,966,814
Indiabulls Housing Finance Ltd.	13,860	129,538
LIC Housing Finance Ltd.	12,573	79,350
Malaysia Building Society Bhd.	94,322	22,913
PNB Housing Finance Ltd.(b)	860	10,913

		2,689,258

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	5,900	55,197
Eastern Tobacco	75,933	72,370
Gudang Garam Tbk. PT	21,000	125,722
ITC Ltd.	122,265	479,038
KT&G Corp.	5,346	476,150

		1,208,477

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	15,288	29,482
AKR Corporindo Tbk. PT	71,700	26,940
Barloworld Ltd.	8,205	74,816
BOC Aviation Ltd.(b)	19,800	167,298
Brighton-Best International Taiwan, Inc.*	16,000	18,749

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
China Aircraft Leasing Group Holdings Ltd.(b)	346,500	371,375
CITIC Resources Holdings Ltd.	2,970,000	261,167
Ferreycorp SAA	1,242,450	940,656
HC Group, Inc.*	50,000	29,248
LG International Corp.	36,828	570,964
Posco Daewoo Corp.	3,955	71,091
SK Networks Co. Ltd.	12,371	65,933

		2,627,719

Transportation Infrastructure - 1.5%
Adani Ports & Special Economic Zone Ltd.	31,680	150,850
Airports of Thailand PCL	54,000	119,261
Airports of Thailand PCL, NVDR	124,200	274,299
ALEATICA SAB de CV(a)	26,500	32,017
Bangkok Aviation Fuel Services PCL, NVDR	18,800	20,158
Bangkok Expressway & Metro PCL, NVDR	376,200	125,229
Beijing Capital International Airport Co. Ltd., Class H	74,000	69,127
CCR SA	49,500	202,196
China Merchants Port Holdings Co. Ltd.(a)	108,123	213,581
COSCO SHIPPING Ports Ltd.(a)	69,384	72,154
DP World Ltd.	6,732	119,830
Grupo Aeroportuario del Centro Norte SAB de CV	16,000	89,467
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,200	128,080
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,920	143,984
International Container Terminal Services, Inc.	38,750	80,460
Jasa Marga Persero Tbk. PT	88,423	31,136
Jiangsu Expressway Co. Ltd., Class H	62,000	89,760
Lingkaran Trans Kota Holdings Bhd.	17,200	18,729
Malaysia Airports Holdings Bhd.	31,200	61,242
Novorossiysk Commercial Sea Port PJSC	289,596	30,605
Promotora y Operadora de Infraestructura SAB de CV	9,900	101,517
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	15,593
Qingdao Port International Co. Ltd., Class H*(b)	1,386,000	861,978
Shenzhen Expressway Co. Ltd., Class H	896,000	1,013,991
Shenzhen International Holdings Ltd.	49,500	95,887
Sociedad Matriz SAAM SA	5,924,952	571,650
Taiwan High Speed Rail Corp.	99,000	100,381
TAV Havalimanlari Holding A/S	17,622	94,921
Tianjin Port Development Holdings Ltd.*	1,980,000	234,672
Westports Holdings Bhd.	61,600	55,945

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Yuexiu Transport Infrastructure Ltd.	858,000	661,539
Zhejiang Expressway Co. Ltd., Class H	1,834,000	1,879,180

		7,759,419

Water Utilities - 0.5%
Aguas Andinas SA, Class A	136,323	80,895
Beijing Enterprises Water Group Ltd.*	494,000	285,193
China Everbright Water Ltd.	42,900	11,645
China Water Affairs Group Ltd.	28,000	29,760
Cia de Saneamento Basico do Estado de Sao Paulo*	29,700	353,599
Cia de Saneamento de Minas Gerais-COPASA	5,400	88,364
Cia de Saneamento do Parana (Preference)	435,600	1,614,308
Guangdong Investment Ltd.	122,000	232,597
Inversiones Aguas Metropolitanas SA	11,208	17,502
Manila Water Co., Inc.	33,800	17,837
TTW PCL, NVDR	68,000	27,642

		2,759,342

Wireless Telecommunication Services - 2.0%
Advanced Info Service PCL, NVDR	43,500	248,532
America Movil SAB de CV, Series L	980,100	788,582
Axiata Group Bhd.	128,700	125,998
Bharti Airtel Ltd.	117,513	506,271
China Mobile Ltd.	498,117	5,224,493
DiGi.Com Bhd.	79,200	90,105
Empresa Nacional de Telecomunicaciones SA	5,699	55,125
Far EasTone Telecommunications Co. Ltd.	65,000	151,490
Global Telecom Holding SAE*	170,720	43,621
Globe Telecom, Inc.	1,560	60,472
Indosat Tbk. PT	1,435,500	281,501
Maxis Bhd.	69,300	97,284
Mobile TeleSystems PJSC	85,239	339,439
MTN Group Ltd.	71,973	472,028
PLAY Communications SA(b)	10,800	66,307
PLDT, Inc.	3,300	81,693
Sarana Menara Nusantara Tbk. PT	963,500	58,269
SK Telecom Co. Ltd.	3,564	826,416
Taiwan Mobile Co. Ltd.	66,000	235,242
TIM Participacoes SA*	29,700	101,098
Turkcell Iletisim Hizmetleri A/S	96,525	270,596
Vodacom Group Ltd.	27,423	249,183
Vodafone Idea Ltd.*	145,431	61,550
Vodafone Qatar QSC*	20,384	46,856
XL Axiata Tbk. PT*	149,675	23,245

		10,505,396

TOTAL COMMON STOCKS (Cost $457,320,202)		512,937,725

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(d)
Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd.
Series 54, 8.49%, 3/25/2025 (Cost $—)	INR 49,126	9,500

	Number of Rights
RIGHTS - 0.0%(d)
Electric Utilities - 0.0%
RusHydro PJSC, expiring 6/28/2019, price 1.00 RUB*‡(c)	565,935	—

Real Estate Management & Development - 0.0%(d)
LOG Commercial Properties e Participacoes SA, expiring 2/8/2019, price 22.00 BRL*	341	1

TOTAL RIGHTS (Cost $—)		1

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.5%
REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $1,481,417, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $1,513,731	1,481,312	1,481,312
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $1,000,067, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $1,020,906	1,000,000	1,000,000

		2,481,312

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $2,481,312)		2,481,312

Total Investments — 99.4% (Cost $459,801,514)		515,428,538
Other Assets Less Liabilities — 0.6%		3,243,020

Net Assets — 100.0%		518,671,558

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $14,423,934, collateralized in the form of cash with a value of $2,481,312 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,926,213 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $10,128,372 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from March 15, 2019 – November 2, 2086; a total value of $15,535,897.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $1,296,061, which represents approximately 0.25% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $2,481,312.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
RUB	Russian Ruble
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	104	03/15/2019	USD	$5,535,920	$493,619

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	89,078	Goldman Sachs & Co.	USD	23,009	03/20/2019	$1,372
INR*	9,785,562	Goldman Sachs & Co.	USD	134,554	03/20/2019	2,373
KRW*	322,310,110	BNP Paribas SA	USD	287,545	03/20/2019	2,507
USD	1,095,000	Morgan Stanley	HKD	8,561,643	03/20/2019	1,918

Total unrealized appreciation						$8,170

HKD	4,148,783	Citibank NA	USD	531,870	03/20/2019	$(2,187)
TWD*	41,767	BNP Paribas SA	USD	1,369	03/20/2019	(5)
USD	700,000	JPMorgan Chase Bank	BRL*	2,650,599	03/20/2019	(25,465)
USD	1,200,000	Toronto-Dominion Bank (The)	KRW*	1,345,008,000	03/20/2019	(10,393)
USD	24,322	Goldman Sachs & Co.	RUB*	1,628,891	03/20/2019	(411)

Total unrealized depreciation						$(38,461)

Net unrealized depreciation						$(30,291)

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

RUB — Russian Ruble

TWD — Taiwan Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2019 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Brazil	6.5%
Chile	1.2
China	32.3
Colombia	0.4
Czech Republic	0.1
Egypt	0.4
Greece	0.4
Hungary	0.4
India	5.9
Indonesia	2.0
Malaysia	1.6
Mexico	2.0
Pakistan	0.5
Peru	0.5
Philippines	1.5
Poland	1.5
Qatar	0.7
Russia	3.0
South Africa	5.3
South Korea	16.8
Taiwan	12.0
Thailand	1.9
Turkey	1.2
United Arab Emirates	0.8
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.9%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $8,617,921)	132,684	7,916,047

Total Investments — 100.9% (Cost $8,617,921)		7,916,047
Liabilities in excess of other assets — (0.9%)		(69,832)

Net Assets — 100.0%		7,846,215

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investment in a company which was affiliated for the period ended January 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares January 31, 2019	Value January 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$7,846,364	$813,508	$759,913	132,684	$7,916,047	$41,817	$52,169	$(25,729)

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	237,892	Morgan Stanley	HKD	1,864,000	02/20/2019	$173
USD	220,468	Morgan Stanley	SEK	1,981,000	02/20/2019	1,244

Total unrealized appreciation						$1,417

USD	403,198	Morgan Stanley	AUD	561,000	02/20/2019	$(5,954)
USD	687,266	Morgan Stanley	CAD	910,000	02/20/2019	(5,886)
USD	396,827	Morgan Stanley	CHF	394,000	02/20/2019	(883)
USD	97,099	Morgan Stanley	DKK	636,000	02/20/2019	(778)
USD	1,964,320	Morgan Stanley	EUR	1,724,000	02/20/2019	(16,417)
USD	1,283,411	Morgan Stanley	GBP	993,000	02/20/2019	(23,841)
USD	65,198	Morgan Stanley	ILS	240,000	02/20/2019	(920)
USD	2,163,328	Morgan Stanley	JPY	236,705,000	02/20/2019	(14,335)
USD	91,425	Morgan Stanley	NOK	780,000	02/20/2019	(1,240)
USD	26,394	Morgan Stanley	NZD	39,000	02/20/2019	(666)
USD	93,617	Morgan Stanley	SGD	127,000	02/20/2019	(858)

Total unrealized depreciation						$(71,778)

Net unrealized depreciation						$(70,361)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.8%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $5,834,460)	107,048	5,679,967

Total Investments — 99.8% (Cost $5,834,460)		5,679,967
Other Assets Less Liabilities — 0.2%		8,759

Net Assets — 100.0%		5,688,726

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares® Fund. The Schedule of Investments of the affiliated FlexShares® Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Investment in a company which was affiliated for the period ended January 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares January 31, 2019	Value January 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Loss
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$4,467,575	$666,691	$51,664	107,048	$5,679,967	$607,909	$21,311	$(10,544)

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contract as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/15/2019	USD	$53,230	$3,678

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	1,558,350	Morgan Stanley	HKD	12,210,000	02/21/2019	$1,118

Total unrealized appreciation						$1,118

USD	363,423	Goldman Sachs & Co.	BRL*	1,360,000	02/21/2019	$(9,523)
USD	69,717	Goldman Sachs & Co.	CLP*	46,660,000	02/21/2019	(1,716)
USD	22,790	Morgan Stanley	EUR	20,000	02/21/2019	(190)
USD	109,997	Goldman Sachs & Co.	IDR*	1,570,210,000	02/21/2019	(2,164)
USD	909,371	JPMorgan Chase Bank	KRW*	1,020,060,000	02/21/2019	(7,811)
USD	117,051	Morgan Stanley	MXN	2,240,000	02/21/2019	(375)
USD	89,806	Morgan Stanley	MYR*	370,000	02/21/2019	(498)
USD	82,266	JPMorgan Chase Bank	PHP*	4,340,000	02/21/2019	(917)
USD	84,837	Morgan Stanley	PLN	320,000	02/21/2019	(1,374)
USD	160,894	Goldman Sachs & Co.	RUB*	10,710,000	02/21/2019	(2,305)
USD	105,869	BNP Paribas SA	THB	3,360,000	02/21/2019	(1,716)
USD	62,679	Morgan Stanley	TRY	340,000	02/21/2019	(2,415)
USD	681,221	JPMorgan Chase Bank	TWD*	21,000,000	02/21/2019	(3,054)
USD	292,387	Morgan Stanley	ZAR	4,040,000	02/21/2019	(11,502)
USD	354,137	Morgan Stanley	INR*	25,290,000	02/22/2019	(767)

Total unrealized depreciation						$(46,327)

Net unrealized depreciation						$(45,209)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2019 (Unaudited)

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%
Aerospace & Defense - 4.3%
Boeing Co. (The)	4,410	1,700,584
Lockheed Martin Corp.	3,960	1,147,173
Textron, Inc.	6,570	349,721

		3,197,478

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	4,410	382,656
Expeditors International of Washington, Inc.	5,850	405,405

		788,061

Airlines - 0.5%
United Continental Holdings, Inc.*	4,500	392,715

Banks - 4.0%
Bank of America Corp.	7,290	207,546
Citigroup, Inc.	21,330	1,374,932
Citizens Financial Group, Inc.	11,610	393,811
Fifth Third Bancorp	14,220	381,381
JPMorgan Chase & Co.	1,800	186,300
Regions Financial Corp.	24,930	378,188

		2,922,158

Beverages - 0.6%
Molson Coors Brewing Co., Class B	6,210	413,648

Biotechnology - 3.0%
AbbVie, Inc.	5,220	419,114
Amgen, Inc.	6,840	1,279,832
Biogen, Inc.*	1,440	480,643

		2,179,589

Capital Markets - 2.6%
Goldman Sachs Group, Inc. (The)	5,400	1,069,254
Morgan Stanley	20,160	852,768

		1,922,022

Chemicals - 1.9%
Celanese Corp.	1,710	163,750
CF Industries Holdings, Inc.	8,730	381,064
LyondellBasell Industries NV, Class A	5,130	446,156
Mosaic Co. (The)	12,420	400,918

		1,391,888

Communications Equipment - 2.3%
Cisco Systems, Inc.	33,930	1,604,550
F5 Networks, Inc.*	720	115,884

		1,720,434

Consumer Finance - 2.3%
Ally Financial, Inc.	14,310	372,919
Capital One Financial Corp.	7,560	609,260
Discover Financial Services	6,390	431,261
Synchrony Financial	9,990	300,100

		1,713,540

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*	1,890	388,470

Diversified Telecommunication Services - 2.6%
CenturyLink, Inc.	22,320	341,942
Verizon Communications, Inc.	28,350	1,560,951

		1,902,893

Electric Utilities - 0.9%
Exelon Corp.	13,950	666,252

Electrical Equipment - 0.7%
Eaton Corp. plc	6,840	521,550

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	4,500	374,715

Entertainment - 0.5%
Viacom, Inc., Class B	12,330	362,749

Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	3,150	414,887
Duke Realty Corp.	15,030	439,477
Equity Residential	1,800	130,608
Host Hotels & Resorts, Inc.	19,530	352,712
Public Storage	2,520	535,550
SL Green Realty Corp.	3,960	366,023

		2,239,257

Food & Staples Retailing - 3.3%
Kroger Co. (The)	15,300	433,449
Walgreens Boots Alliance, Inc.	13,050	942,993
Walmart, Inc.	11,340	1,086,712

		2,463,154

Food Products - 0.7%
Archer-Daniels-Midland Co.	9,360	420,264
Bunge Ltd.	2,070	113,995

		534,259

Gas Utilities - 0.1%
UGI Corp.	810	46,194

Health Care Equipment & Supplies - 1.2%
Danaher Corp.	4,950	549,054
Medtronic plc	3,060	270,474
ResMed, Inc.	990	94,218

		913,746

Health Care Providers & Services - 4.9%
Anthem, Inc.	3,060	927,180
Cigna Corp.	5,857	1,170,287
Humana, Inc.	1,980	611,800
McKesson Corp.	3,150	403,988
UnitedHealth Group, Inc.	1,800	486,360

		3,599,615

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - 0.7%
Yum! Brands, Inc.	5,490	515,950

Household Durables - 0.5%
DR Horton, Inc.	9,000	346,050

Independent Power and Renewable Electricity Producers - 1.2%
AES Corp.	27,810	455,806
NRG Energy, Inc.	10,980	449,192

		904,998

Insurance - 2.4%
Allstate Corp. (The)	5,040	442,865
Athene Holding Ltd., Class A*	270	11,583
Loews Corp.	1,170	56,043
MetLife, Inc.	13,500	616,545
Progressive Corp. (The)	8,730	587,442
Torchmark Corp.	540	45,230

		1,759,708

Interactive Media & Services - 2.7%
Alphabet, Inc., Class A*	215	242,066
Alphabet, Inc., Class C*	360	401,893
Facebook, Inc., Class A*	1,530	255,036
IAC/InterActiveCorp*	2,430	513,410
Match Group, Inc.(a)	10,350	553,622

		1,966,027

Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	651	1,118,893
eBay, Inc.*	8,820	296,793

		1,415,686

IT Services - 3.7%
Cognizant Technology Solutions Corp., Class A	8,280	576,951
DXC Technology Co.	7,200	461,664
International Business Machines Corp.	1,620	217,760
Mastercard, Inc., Class A	3,780	798,071
Total System Services, Inc.	2,340	209,687
VeriSign, Inc.*	2,880	487,498

		2,751,631

Machinery - 2.0%
Caterpillar, Inc.	900	119,844
Cummins, Inc.	2,790	410,437
Dover Corp.	4,770	418,949
PACCAR, Inc.	7,380	483,537

		1,432,767

Media - 2.2%
CBS Corp. (Non-Voting), Class B	7,830	387,272
Comcast Corp., Class A	10,350	378,500
Discovery, Inc., Class C*	990	26,383
Interpublic Group of Cos., Inc. (The)	16,740	380,835
Omnicom Group, Inc.	5,490	427,561

		1,600,551

Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	23,760	276,566
Nucor Corp.	6,390	391,324

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Steel Dynamics, Inc.	10,800	395,172

		1,063,062

Multiline Retail - 2.2%
Kohl’s Corp.	5,670	389,472
Macy’s, Inc.	12,060	317,178
Nordstrom, Inc.	7,380	342,506
Target Corp.	7,740	565,020

		1,614,176

Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	13,320	411,854
DTE Energy Co.	3,870	455,693

		867,547

Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	13,320	1,527,138
ConocoPhillips	17,820	1,206,236
Exxon Mobil Corp.	3,420	250,617
HollyFrontier Corp.	6,750	380,295
Marathon Petroleum Corp.	8,010	530,743
Phillips 66	6,300	601,083
Valero Energy Corp.	6,930	608,593

		5,104,705

Personal Products - 0.6%
Herbalife Nutrition Ltd.*	7,020	419,094

Pharmaceuticals - 3.8%
Allergan plc	5,220	751,576
Johnson & Johnson	12,870	1,712,739
Mylan NV*	12,240	366,588

		2,830,903

Professional Services - 0.5%
Robert Half International, Inc.	5,940	382,714

Road & Rail - 0.5%
Norfolk Southern Corp.	2,250	377,415

Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc.	5,040	498,254
Broadcom, Inc.	2,430	651,847
Intel Corp.	32,670	1,539,410
KLA-Tencor Corp.(a)	1,170	124,687
Lam Research Corp.	2,610	442,604
Micron Technology, Inc.*(a)	17,910	684,520
NXP Semiconductors NV	1,350	117,491
Qorvo, Inc.*	5,310	347,062

		4,405,875

Software - 4.3%
Adobe, Inc.*	2,160	535,291
Citrix Systems, Inc.	3,600	369,144
Intuit, Inc.	3,690	796,376
Microsoft Corp.	13,770	1,438,001

		3,138,812

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	540	85,968
Best Buy Co., Inc.	6,750	399,870
Gap, Inc. (The)(a)	11,610	295,359
Home Depot, Inc. (The)	8,280	1,519,628

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
O’Reilly Automotive, Inc.*	450	155,097

		2,455,922

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	15,660	2,606,450
Hewlett Packard Enterprise Co.	30,510	475,651
HP, Inc.	25,650	565,070
NetApp, Inc.	5,760	367,315
Seagate Technology plc	5,310	235,127

		4,249,613

Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	2,430	265,137
Ralph Lauren Corp.	3,510	407,652

		672,789

Tobacco - 1.5%
Altria Group, Inc.	21,600	1,065,960

Trading Companies & Distributors - 0.5%
WW Grainger, Inc.	1,350	398,776

TOTAL COMMON STOCKS (Cost $70,184,479)		72,395,118

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 0.5%
REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $293,537, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $299,940	293,516	293,516
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $50,003, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $51,045	50,000	50,000

		343,516

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $343,516)		343,516

Total Investments - 98.7% (Cost $70,527,995)		72,738,634
Other Assets Less Liabilities - 1.3%		947,572

Net Assets - 100.0%		73,686,206

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $1,198,572, collateralized in the form of cash with a value of $343,516 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $872,610 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048; a total value of $1,216,126.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $343,516.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	9	03/15/2019	USD	$1,217,025	$67,020

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.8%
Arconic, Inc.	782	14,717
United Technologies Corp.	2,300	271,561

		286,278

Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.(a)	552	38,254
FedEx Corp.	483	85,766
United Parcel Service, Inc., Class B	2,277	239,996

		364,016

Airlines - 0.2%
Alaska Air Group, Inc.	575	36,771
United Continental Holdings, Inc.*	414	36,130

		72,901

Auto Components - 0.1%
Lear Corp.(a)	138	21,242

Automobiles - 1.0%
Ford Motor Co.	5,129	45,135
General Motors Co.	4,393	171,415
Tesla, Inc.*	460	141,229

		357,779

Banks - 7.8%
Bank of America Corp.	30,245	861,075
Citigroup, Inc.	8,234	530,764
Fifth Third Bancorp	1,955	52,433
JPMorgan Chase & Co.	10,810	1,118,835
KeyCorp(a)	1,403	23,107
PNC Financial Services Group, Inc. (The)	483	59,250
US Bancorp	4,324	221,216

		2,866,680

Beverages - 2.6%
Brown-Forman Corp., Class B(a)	598	28,256
Coca-Cola Co. (The)	8,372	402,944
Coca-Cola European Partners plc	322	15,321
Constellation Brands, Inc., Class A	23	3,994
PepsiCo, Inc.	4,416	497,551

		948,066

Biotechnology - 3.8%
AbbVie, Inc.	4,025	323,167
Amgen, Inc.	1,771	331,372
Biogen, Inc.*	552	184,247
Celgene Corp.*(a)	1,679	148,524
Gilead Sciences, Inc.	4,232	296,282
Vertex Pharmaceuticals, Inc.*	644	122,946

		1,406,538

Building Products - 0.1%
Allegion plc	161	13,824
Johnson Controls International plc	1,104	37,282

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
Lennox International, Inc.	23	5,273

		56,379

Capital Markets - 3.6%
Bank of New York Mellon Corp. (The)(a)	2,507	131,166
BlackRock, Inc.	322	133,656
CME Group, Inc.	322	58,694
Goldman Sachs Group, Inc. (The)	1,311	259,591
Intercontinental Exchange, Inc.	1,771	135,942
Morgan Stanley	4,876	206,255
MSCI, Inc.	437	74,408
Nasdaq, Inc.	644	56,698
S&P Global, Inc.	621	119,015
SEI Investments Co.	69	3,280
State Street Corp.	1,357	96,211
T. Rowe Price Group, Inc.	368	34,393

		1,309,309

Chemicals - 1.2%
Air Products & Chemicals, Inc.	414	68,057
Celanese Corp.	414	39,645
Eastman Chemical Co.	437	35,231
Ecolab, Inc.	943	149,154
FMC Corp.	253	20,189
International Flavors & Fragrances, Inc.	92	13,044
LyondellBasell Industries NV, Class A	322	28,004
Mosaic Co. (The)	506	16,334
PPG Industries, Inc.	345	36,377
Sherwin-Williams Co. (The)	115	48,475

		454,510

Commercial Services & Supplies - 0.5%
Cintas Corp.	184	34,502
Republic Services, Inc.	851	65,280
Waste Management, Inc.	989	94,618

		194,400

Communications Equipment - 1.5%
Cisco Systems, Inc.	11,753	555,799

Consumer Finance - 0.4%
Ally Financial, Inc.	1,380	35,963
Capital One Financial Corp.	1,311	105,653
Synchrony Financial	552	16,582

		158,198

Containers & Packaging - 0.2%
Ball Corp.	736	38,478
International Paper Co.	529	25,091
Westrock Co.	575	23,408

		86,977

Distributors - 0.0%(b)
Genuine Parts Co.	69	6,888

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	2,185	449,105

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
Voya Financial, Inc.	161	7,475

		456,580

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	19,320	580,759
CenturyLink, Inc.	805	12,333
Verizon Communications, Inc.	11,063	609,129

		1,202,221

Electric Utilities - 1.3%
American Electric Power Co., Inc.	874	69,151
Duke Energy Corp.	1,610	141,326
Eversource Energy	1,426	98,979
NextEra Energy, Inc.	828	148,195
PPL Corp.	598	18,729

		476,380

Electrical Equipment - 0.3%
AMETEK, Inc.	299	21,797
Eaton Corp. plc	1,219	92,949

		114,746

Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	575	47,880
TE Connectivity Ltd.	598	48,408
Trimble, Inc.*(a)	253	9,528

		105,816

Energy Equipment & Services - 0.9%
Baker Hughes a GE Co.	1,127	26,563
Halliburton Co.	2,760	86,554
National Oilwell Varco, Inc.	1,403	41,361
Schlumberger Ltd.	3,634	160,659

		315,137

Entertainment - 1.1%
Electronic Arts, Inc.*	368	33,944
Walt Disney Co. (The)	3,358	374,484

		408,428

Equity Real Estate Investment Trusts (REITs) - 1.0%
AvalonBay Communities, Inc.	437	84,306
HCP, Inc.(a)	828	26,115
Host Hotels & Resorts, Inc.	2,668	48,184
Iron Mountain, Inc.(a)	575	21,390
Prologis, Inc.	299	20,679
Public Storage	230	48,880
Ventas, Inc.	276	17,799
Vornado Realty Trust	575	40,198
Weyerhaeuser Co.	2,507	65,784
WP Carey, Inc.(a)	161	12,057

		385,392

Food & Staples Retailing - 1.3%
Kroger Co. (The)	2,024	57,340
Sysco Corp.	2,093	133,638
Walgreens Boots Alliance, Inc.(a)	1,702	122,987
Walmart, Inc.	1,587	152,082

		466,047

Food Products - 1.1%
Archer-Daniels-Midland Co.	2,093	93,976
Bunge Ltd.	138	7,600
General Mills, Inc.(a)	1,817	80,747
Hershey Co. (The)	667	70,769
JM Smucker Co. (The)(a)	207	21,710

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Kellogg Co.	621	36,645
McCormick & Co., Inc. (Non-Voting)(a)	69	8,531
Mondelez International, Inc., Class A	2,185	101,078

		421,056

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	5,957	434,742
Baxter International, Inc.	1,058	76,695
Becton Dickinson and Co.	690	172,127
Boston Scientific Corp.*	1,127	42,995
Danaher Corp.	483	53,574
Edwards Lifesciences Corp.*	736	125,429
Hologic, Inc.*	782	34,721
Medtronic plc	2,806	248,022
Varian Medical Systems, Inc.*	230	30,367
Zimmer Biomet Holdings, Inc.	161	17,639

		1,236,311

Health Care Providers & Services - 2.1%
Anthem, Inc.	713	216,039
Cardinal Health, Inc.	644	32,181
Cigna Corp.	989	197,612
CVS Health Corp.	2,990	195,994
Humana, Inc.	207	63,961
McKesson Corp.	414	53,096

		758,883

Health Care Technology - 0.0%(b)
Veeva Systems, Inc., Class A*	115	12,542

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	897	51,649
Darden Restaurants, Inc.	161	16,894
Domino’s Pizza, Inc.(a)	115	32,629
Hilton Worldwide Holdings, Inc.	736	54,817
Marriott International, Inc., Class A	713	81,660
McDonald’s Corp.	1,610	287,836
Royal Caribbean Cruises Ltd.	299	35,895
Starbucks Corp.	3,887	264,860
Vail Resorts, Inc.	69	12,990
Yum! Brands, Inc.	598	56,200

		895,430

Household Products - 2.1%
Church & Dwight Co., Inc.	690	44,581
Clorox Co. (The)	437	64,842
Colgate-Palmolive Co.	1,633	105,622
Kimberly-Clark Corp.	414	46,111
Procter & Gamble Co. (The)	5,267	508,108

		769,264

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	2,875	47,121
NRG Energy, Inc.	943	38,578

		85,699

Industrial Conglomerates - 1.7%
3M Co.	1,702	340,911
General Electric Co.	23,414	237,886
Roper Technologies, Inc.	115	32,575

		611,372

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - 1.1%
Aflac, Inc.	2,001	95,448
Alleghany Corp.	23	14,526
Allstate Corp. (The)	1,265	111,155
Aon plc	575	89,832
Arthur J Gallagher & Co.	115	8,592
Hartford Financial Services Group, Inc. (The)	437	20,504
Principal Financial Group, Inc.	230	11,516
Reinsurance Group of America, Inc.	368	53,158

		404,731

Interactive Media & Services - 4.6%
Alphabet, Inc., Class C*	966	1,078,413
Facebook, Inc., Class A*	3,611	601,918

		1,680,331

Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc.*	1,081	1,857,947
eBay, Inc.*	2,461	82,813

		1,940,760

IT Services - 3.6%
Accenture plc, Class A	1,196	183,646
Akamai Technologies, Inc.*	299	19,465
Alliance Data Systems Corp.	138	24,507
Amdocs Ltd.	276	15,423
Cognizant Technology Solutions Corp., Class A	782	54,490
Fidelity National Information Services, Inc.	299	31,254
Fiserv, Inc.*	736	61,037
International Business Machines Corp.	2,921	392,641
Jack Henry & Associates, Inc.	115	15,358
Leidos Holdings, Inc.	230	13,340
Mastercard, Inc., Class A	2,392	505,023
Square, Inc., Class A*(a)	46	3,282

		1,319,466

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,081	82,210
Mettler-Toledo International, Inc.*	46	29,356
Thermo Fisher Scientific, Inc.	966	237,317

		348,883

Machinery - 1.8%
Caterpillar, Inc.	1,288	171,510
Cummins, Inc.	483	71,054
Deere & Co.	713	116,932
Dover Corp.	276	24,241
IDEX Corp.	115	15,854
Illinois Tool Works, Inc.	506	69,479
Ingersoll-Rand plc	552	55,222
PACCAR, Inc.	621	40,688
Pentair plc	230	9,474
Stanley Black & Decker, Inc.	345	43,622
Xylem, Inc.	391	27,862

		645,938

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - 0.0%(b)
Interpublic Group of Cos., Inc. (The)	690	15,698

Metals & Mining - 0.2%
Newmont Mining Corp.(a)	1,702	58,055

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
Annaly Capital Management, Inc.	1,403	14,647

Multiline Retail - 0.5%
Dollar General Corp.	736	84,957
Dollar Tree, Inc.*	276	26,725
Kohl’s Corp.	184	12,639
Target Corp.	966	70,518

		194,839

Multi-Utilities - 0.8%
Ameren Corp.	667	46,250
DTE Energy Co.	437	51,457
NiSource, Inc.	2,001	54,587
Public Service Enterprise Group, Inc.	276	15,056
Sempra Energy(a)	1,081	126,455

		293,805

Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp.	5,796	664,511
ConocoPhillips	2,898	196,166
Devon Energy Corp.	2,139	57,004
Exxon Mobil Corp.	13,248	970,814
Hess Corp.	989	53,406
Occidental Petroleum Corp.	1,242	82,941
Valero Energy Corp.	759	66,655

		2,091,497

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	575	78,442

Pharmaceuticals - 5.0%
Allergan plc	897	129,150
Bristol-Myers Squibb Co.	2,668	131,719
Eli Lilly & Co.	2,783	333,570
Merck & Co., Inc.	6,693	498,160
Mylan NV*	368	11,022
Pfizer, Inc.	16,123	684,421
Zoetis, Inc.	736	63,414

		1,851,456

Professional Services - 0.2%
Verisk Analytics, Inc.*	506	59,409

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	1,610	73,658

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*	690	16,843
Intel Corp.	15,065	709,863
Maxim Integrated Products, Inc.	851	46,184
Microchip Technology, Inc.(a)	506	40,667

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp.	667	95,881
ON Semiconductor Corp.*	2,093	41,944
QUALCOMM, Inc.	2,139	105,923
Teradyne, Inc.	92	3,311
Texas Instruments, Inc.	2,392	240,827
Xilinx, Inc.	575	64,365

		1,365,808

Software - 8.0%
Adobe, Inc.*	897	222,295
Autodesk, Inc.*	575	84,640
Intuit, Inc.	575	124,096
Microsoft Corp.	15,916	1,662,108
Oracle Corp.	8,303	417,060
Red Hat, Inc.*	345	61,355
salesforce.com, Inc.*	1,955	297,101
Splunk, Inc.*	506	63,169
Symantec Corp.	1,403	29,491

		2,961,315

Specialty Retail - 1.8%
Best Buy Co., Inc.	253	14,988
Burlington Stores, Inc.*	230	39,493
Gap, Inc. (The)(a)	1,104	28,086
Home Depot, Inc. (The)	1,035	189,954
Lowe’s Cos., Inc.	1,725	165,876
TJX Cos., Inc. (The)	3,243	161,274
Ulta Beauty, Inc.*	161	46,999

		646,670

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	9,706	1,615,467
Dell Technologies, Inc., Class C*	483	23,469
Hewlett Packard Enterprise Co.	2,645	41,235
HP, Inc.	3,680	81,070
NetApp, Inc.	414	26,401

		1,787,642

Textiles, Apparel & Luxury Goods - 0.2%
PVH Corp.	276	30,114
VF Corp.	621	52,270

		82,384

Tobacco - 0.5%
Altria Group, Inc.	3,427	169,122

Trading Companies & Distributors - 0.4%
Fastenal Co.	966	58,404
HD Supply Holdings, Inc.*	414	17,363
United Rentals, Inc.*	253	31,691
WW Grainger, Inc.	92	27,176

		134,634

Water Utilities - 0.1%
American Water Works Co., Inc.	391	37,407

TOTAL COMMON STOCKS (Cost $32,446,838)		36,123,861

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.1%
REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $27,344, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $27,940	27,342	27,342
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $10,001, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $10,209	10,000	10,000

		37,342

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $37,342)		37,342

Total Investments — 98.2% (Cost $32,484,180)		36,161,203
Other Assets Less Liabilities — 1.8%		668,912

Net Assets — 100.0%		36,830,115

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $711,086, collateralized in the form of cash with a value of $37,342 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $435,240 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 14, 2019 – February 15, 2048 and $261,670 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 4.25%, and maturity dates ranging from October 8, 2021 – May 25, 2066; a total value of $734,252.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $37,342.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	5	03/15/2019	USD	$676,125	$24,937

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%
Aerospace & Defense - 0.5%
Cobham plc*	2,635	3,739
TransDigm Group, Inc.*	119	46,529
United Technologies Corp.	2,890	341,222

		391,490

Air Freight & Logistics - 0.2%
Deutsche Post AG (Registered)	1,547	45,727
Expeditors International of Washington, Inc.	476	32,987
FedEx Corp.	476	84,523
Royal Mail plc	255	899

		164,136

Airlines - 0.2%
Air France-KLM*	119	1,502
Alaska Air Group, Inc.	442	28,266
Deutsche Lufthansa AG (Registered)	493	12,479
easyJet plc	1,309	21,765
International Consolidated Airlines Group SA, DI	3,383	28,659
Qantas Airways Ltd.	2,142	8,497
United Continental Holdings, Inc.*	527	45,991

		147,159

Auto Components - 0.4%
Bridgestone Corp.	5,100	196,259
Cie Generale des Etablissements Michelin SCA	612	66,600
Continental AG	255	40,276
Nokian Renkaat OYJ	153	5,095
Valeo SA	68	2,128

		310,358

Automobiles - 2.5%
Bayerische Motoren Werke AG	782	65,916
Daimler AG (Registered)	2,193	129,995
Ferrari NV	340	42,368
Fiat Chrysler Automobiles NV*	2,159	36,957
Ford Motor Co.	7,786	68,517
General Motors Co.	6,001	234,159
Honda Motor Co. Ltd.	12,800	382,130
Peugeot SA	2,091	52,761
Renault SA	731	51,879
Tesla, Inc.*	510	156,580
Toyota Motor Corp.	11,900	729,877

		1,951,139

Banks - 11.3%
ABN AMRO Group NV, CVA(a)	2,414	60,163
AIB Group plc	1,853	8,292
Australia & New Zealand Banking Group Ltd.	3,536	64,534
Banco Bilbao Vizcaya Argentaria SA	16,711	99,135
Banco BPM SpA*	3,298	6,402

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banco Comercial Portugues SA, Class R*	19,261	5,326
Banco Santander SA	46,410	220,042
Bank of America Corp.	49,011	1,395,343
Bank of Montreal(b)	1,292	94,620
Bank of Nova Scotia (The)	2,567	146,206
Bank Polska Kasa Opieki SA	357	10,632
Bankinter SA	1,139	8,898
Barclays plc	11,900	24,761
BNP Paribas SA	3,281	154,224
CaixaBank SA	10,081	38,150
Citigroup, Inc.	13,090	843,781
Commerzbank AG*	629	4,519
Commonwealth Bank of Australia	7,463	380,426
Danske Bank A/S	221	4,093
DBS Group Holdings Ltd.	5,100	90,724
DNB ASA	1,105	19,592
Erste Group Bank AG*	1,037	36,173
Hang Seng Bank Ltd.(b)	1,200	27,466
HSBC Holdings plc	68,765	577,929
ING Groep NV	15,215	180,032
Intesa Sanpaolo SpA	48,297	110,549
JPMorgan Chase & Co.	14,943	1,546,601
KBC Group NV	833	56,661
KeyCorp	4,947	81,477
Lloyds Banking Group plc	209,066	159,234
Mediobanca Banca di Credito Finanziario SpA	901	7,853
Mitsubishi UFJ Financial Group, Inc.	57,800	309,952
Mizuho Financial Group, Inc.	238,000	392,329
National Australia Bank Ltd.	9,843	171,244
Nordea Bank Abp	7,225	65,620
Powszechna Kasa Oszczednosci Bank Polski SA	1,258	13,384
Raiffeisen Bank International AG	102	2,701
Royal Bank of Canada	3,417	260,236
Royal Bank of Scotland Group plc(b)	2,856	9,050
Skandinaviska Enskilda Banken AB, Class A	1,088	11,400
Societe Generale SA	2,635	82,059
Standard Chartered plc	10,285	83,057
Svenska Handelsbanken AB, Class A	4,811	52,219
Swedbank AB, Class A	2,907	65,901
Toronto-Dominion Bank (The)	4,131	232,768
UniCredit SpA	6,460	74,778
Unione di Banche Italiane SpA(b)	646	1,660
United Overseas Bank Ltd.	1,700	31,847
US Bancorp	4,216	215,691
Westpac Banking Corp.	9,860	176,500

		8,716,234

Beverages - 2.6%
Anheuser-Busch InBev SA/NV	1,666	127,335
Brown-Forman Corp., Class B	986	46,589

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Carlsberg A/S, Class B	204	23,369
Coca-Cola Amatil Ltd.	2,023	12,391
Coca-Cola Co. (The)	10,370	499,108
Coca-Cola European Partners plc	646	30,737
Coca-Cola HBC AG, DI*	289	9,725
Diageo plc	5,627	214,770
Heineken Holding NV	238	20,700
Heineken NV	765	68,802
Kirin Holdings Co. Ltd.	3,400	80,915
PepsiCo, Inc.	6,324	712,525
Pernod Ricard SA	561	93,339
Suntory Beverage & Food Ltd.	400	17,697
Treasury Wine Estates Ltd.	1,802	20,300

		1,978,302

Biotechnology - 2.3%
AbbVie, Inc.	4,080	327,583
Amgen, Inc.	1,734	324,449
Biogen, Inc.*	731	243,993
Celgene Corp.*	1,343	118,802
CSL Ltd.	1,309	185,852
Gilead Sciences, Inc.	5,848	409,418
Vertex Pharmaceuticals, Inc.*	901	172,010

		1,782,107

Building Products - 0.6%
Allegion plc	340	29,192
Assa Abloy AB, Class B	2,856	53,113
Cie de Saint-Gobain	884	30,552
Daikin Industries Ltd.	2,000	216,209
Geberit AG (Registered)	136	53,202
Johnson Controls International plc	2,686	90,706
LIXIL Group Corp.	1,700	24,931

		497,905

Capital Markets - 2.9%
Amundi SA(a)	136	7,834
Bank of New York Mellon Corp. (The)	2,635	137,863
BlackRock, Inc.	544	225,803
Credit Suisse Group AG (Registered)*	7,446	90,176
Deutsche Bank AG (Registered)	6,545	58,173
Deutsche Boerse AG	493	65,762
Euronext NV(a)	102	6,303
Goldman Sachs Group, Inc. (The)	1,717	339,983
Hargreaves Lansdown plc	476	10,225
Hong Kong Exchanges & Clearing Ltd.	2,500	77,740
Intercontinental Exchange, Inc.	2,125	163,115
Investec plc	187	1,203
Julius Baer Group Ltd.*	918	36,846
Jupiter Fund Management plc	969	4,173
London Stock Exchange Group plc	663	39,935
Macquarie Group Ltd.	1,411	119,838
Morgan Stanley	6,052	256,000
MSCI, Inc.	289	49,208
Nasdaq, Inc.	391	34,424
Natixis SA	357	1,832
S&P Global, Inc.	816	156,386
Schroders plc	221	7,591

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
SEI Investments Co.	459	21,821
St James’s Place plc	1,445	17,830
State Street Corp.	1,462	103,656
TD Ameritrade Holding Corp.	680	38,046
UBS Group AG (Registered)*	14,178	183,638

		2,255,404

Chemicals - 1.7%
Air Liquide SA	918	111,603
Air Products & Chemicals, Inc.	629	103,401
Akzo Nobel NV	975	84,310
Arkema SA	238	22,645
BASF SE	1,258	92,124
Celanese Corp.	340	32,558
Chr Hansen Holding A/S	51	4,844
Covestro AG(a)	136	7,519
Ecolab, Inc.	816	129,067
EMS-Chemie Holding AG (Registered)	34	16,998
Evonik Industries AG	1,037	28,391
FMC Corp.	306	24,419
Givaudan SA (Registered)(b)	17	41,262
Hexpol AB	255	2,256
Incitec Pivot Ltd.	4,658	11,242
International Flavors & Fragrances, Inc.	323	45,795
Johnson Matthey plc(b)	884	35,386
Koninklijke DSM NV	902	84,435
LyondellBasell Industries NV, Class A	578	50,269
Mitsubishi Chemical Holdings Corp.	6,800	58,303
Novozymes A/S, Class B	459	19,194
Nutrien Ltd.	731	37,889
Orica Ltd.	238	2,976
PPG Industries, Inc.	714	75,284
Sherwin-Williams Co. (The)	238	100,322
Sika AG (Registered)(b)	255	33,671
Solvay SA	119	12,983
Sumitomo Chemical Co. Ltd.	8,500	44,206
Umicore SA	425	17,970
Yara International ASA	391	16,158

		1,347,480

Commercial Services & Supplies - 0.3%
Brambles Ltd.	7,582	58,823
Cintas Corp.	204	38,252
Edenred	918	37,331
ISS A/S	697	19,736
Rentokil Initial plc	7,888	34,968
Republic Services, Inc.	476	36,514
Securitas AB, Class B	1,343	21,561

		247,185

Communications Equipment - 1.2%
Cisco Systems, Inc.	16,201	766,145
Nokia OYJ	9,775	61,780
Telefonaktiebolaget LM Ericsson, Class B	8,925	79,274

		907,199

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - 0.3%
Balfour Beatty plc	629	2,267
Bouygues SA	1,054	37,395
Eiffage SA	272	25,568
Ferrovial SA	670	15,045
HOCHTIEF AG	17	2,546
Kajima Corp.	3,400	48,299
Skanska AB, Class B	1,870	32,689
Vinci SA	1,020	89,980

		253,789

Construction Materials - 0.1%
CRH plc	1,309	37,700
HeidelbergCement AG	85	5,887
Imerys SA	51	2,692
LafargeHolcim Ltd. (Registered)*	1,394	65,520

		111,799

Consumer Finance - 0.2%
Capital One Financial Corp.	1,360	109,602
Synchrony Financial	1,445	43,408

		153,010

Containers & Packaging - 0.2%
Amcor Ltd.	2,703	26,903
Ball Corp.	1,207	63,102
DS Smith plc	994	4,409
Huhtamaki OYJ	289	9,507
International Paper Co.	459	21,770
RPC Group plc	136	1,422
Smurfit Kappa Group plc	306	8,841
Westrock Co.	850	34,604

		170,558

Distributors - 0.1%
Genuine Parts Co.	340	33,939
Inchcape plc	3,162	23,833

		57,772

Diversified Financial Services - 0.1%
Eurazeo SE	88	6,553
EXOR NV	136	8,708
Kinnevik AB, Class B	408	9,948
Standard Life Aberdeen plc	535	1,771
Voya Financial, Inc.	952	44,202
Wendel SA	34	4,155

		75,337

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	19,652	590,739
BCE, Inc.	1,411	61,380
BT Group plc	26,656	81,490
CenturyLink, Inc.	3,026	46,358
Deutsche Telekom AG (Registered)	9,367	152,516
Elisa OYJ	272	11,407
Iliad SA	17	1,953
Koninklijke KPN NV	15,657	48,274
Orange SA	5,253	81,794
PCCW Ltd.	17,000	10,118
Proximus SADP	493	13,243
Singapore Telecommunications Ltd.	20,400	45,817
Swisscom AG (Registered)(b)	102	48,939
Telecom Italia SpA*	3,842	2,143

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Telenor ASA	1,088	20,589
Telia Co. AB	7,293	31,744
Telstra Corp. Ltd.	52,853	119,852
Verizon Communications, Inc.	11,101	611,221

		1,979,577

Electric Utilities - 1.0%
CLP Holdings Ltd.	5,000	57,891
Contact Energy Ltd.	799	3,347
EDP - Energias de Portugal SA	3,400	12,445
Electricite de France SA	1,363	22,568
Endesa SA	255	6,385
Enel SpA	22,729	137,339
Evergy, Inc.	612	35,080
Eversource Energy	1,275	88,498
Fortum OYJ	1,530	34,796
Iberdrola SA	17,034	140,729
Iberdrola SA*(c)	378	3,123
NextEra Energy, Inc.	884	158,218
Orsted A/S(a)	255	18,380
Terna Rete Elettrica Nazionale SpA	5,134	31,646

		750,445

Electrical Equipment - 0.6%
ABB Ltd. (Registered)	4,301	82,175
Eaton Corp. plc	1,258	95,922
Legrand SA	714	42,406
Rockwell Automation, Inc.	425	72,046
Schneider Electric SE	1,139	81,135
Signify NV(a)	187	4,650
Vestas Wind Systems A/S	561	46,384

		424,718

Electronic Equipment, Instruments & Components - 0.8%
CDW Corp.	510	42,468
Electrocomponents plc	4,131	29,496
Halma plc	1,088	20,037
Hexagon AB, Class B	901	43,978
Hitachi Ltd.	8,500	266,567
Ingenico Group SA	3	164
Omron Corp.	1,700	69,512
Shimadzu Corp.	1,700	38,974
Spectris plc	850	29,083
TE Connectivity Ltd.	1,020	82,569

		622,848

Energy Equipment & Services - 0.4%
Halliburton Co.	2,584	81,034
Saipem SpA*(b)	3,213	15,304
SBM Offshore NV	1,411	23,347
Schlumberger Ltd.	4,556	201,421
WorleyParsons Ltd.	1,571	15,899

		337,005

Entertainment - 1.0%
CD Projekt SA*	68	3,479
Spotify Technology SA*	255	34,540
Ubisoft Entertainment SA*	459	40,818
Viacom, Inc., Class B	1,088	32,009
Vivendi SA	2,329	59,434
Walt Disney Co. (The)	5,321	593,398

		763,678

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares		Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.9%
AvalonBay Communities, Inc.	408		78,712
British Land Co. plc (The)	1,768		13,336
Dexus	1,938		16,222
Gecina SA	242		35,599
GPT Group (The)	816		3,451
Great Portland Estates plc	—	(d)	4
HCP, Inc.	289		9,115
Host Hotels & Resorts, Inc.	3,043		54,957
ICADE	153		12,921
Iron Mountain, Inc.	1,309		48,695
Klepierre SA	425		14,611
Land Securities Group plc	3,026		34,440
Link REIT	4,500		49,320
Merlin Properties Socimi SA	2,465		33,121
Mirvac Group	9,945		17,403
Nomura Real Estate Master Fund, Inc.	34		48,705
Stockland	3,995		11,011
Unibail-Rodamco-Westfield	187		33,722
Vicinity Centres	1,581		3,009
Vornado Realty Trust	901		62,989
Weyerhaeuser Co.	2,992		78,510
WP Carey, Inc.	527		39,467

			699,320

Food & Staples Retailing - 1.6%
Carrefour SA	1,751		34,729
ICA Gruppen AB	153		5,378
J Sainsbury plc	7,582		28,445
Kesko OYJ, Class B	187		10,776
Koninklijke Ahold Delhaize NV	4,930		130,223
Kroger Co. (The)	3,077		87,171
Lawson, Inc.(b)	700		43,159
Loblaw Cos. Ltd.	799		38,712
Metcash Ltd.	986		1,783
Metro, Inc.	289		10,512
Sysco Corp.	2,057		131,339
Tesco plc	30,243		88,756
Walgreens Boots Alliance, Inc.	1,598		115,472
Walmart, Inc.	4,097		392,616
Woolworths Group Ltd.	4,284		91,742

			1,210,813

Food Products - 2.5%
Ajinomoto Co., Inc.	3,400		58,765
Archer-Daniels-Midland Co.	2,652		119,075
Associated British Foods plc	119		3,738
Barry Callebaut AG (Registered)	17		28,959
Bunge Ltd.	68		3,745
Conagra Brands, Inc.	901		19,498
Danone SA	2,091		152,357
General Mills, Inc.	2,312		102,745
Hershey Co. (The)	595		63,130
JM Smucker Co. (The)	306		32,093
Kellogg Co.	1,020		60,190
Kerry Group plc, Class A	102		10,446
McCormick & Co., Inc. (Non-Voting)	374		46,241

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Mondelez International, Inc., Class A	2,771	128,186
MOWI ASA	1,513	33,337
Nestle SA (Registered)	11,815	1,029,421
Nichirei Corp.	1,700	45,862
Orkla ASA	748	6,029

		1,943,817

Gas Utilities - 0.2%
Hong Kong & China Gas Co. Ltd.	18,820	40,822
Italgas SpA	357	2,162
Naturgy Energy Group SA	901	25,174
Rubis SCA	209	12,482
Tokyo Gas Co. Ltd.	1,700	44,652

		125,292

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	6,307	460,285
Ansell Ltd.	1,139	19,450
Baxter International, Inc.	1,530	110,910
Becton Dickinson and Co.	748	186,596
Coloplast A/S, Class B	289	26,435
Edwards Lifesciences Corp.*	646	110,091
Fisher & Paykel Healthcare Corp. Ltd.	1,156	10,071
Hologic, Inc.*	476	21,134
Koninklijke Philips NV	4,063	160,189
Medtronic plc	2,465	217,881
Sartorius AG (Preference)	187	28,088
Smith & Nephew plc	2,703	51,024
Sonova Holding AG (Registered)	255	47,859
Straumann Holding AG (Registered)(b)	51	37,038
Sysmex Corp.	1,000	55,564
Varian Medical Systems, Inc.*	221	29,179
Zimmer Biomet Holdings, Inc.	612	67,051

		1,638,845

Health Care Providers & Services - 1.5%
Anthem, Inc.	952	288,456
Cigna Corp.	1,003	200,409
CVS Health Corp.	4,675	306,446
Fresenius Medical Care AG & Co. KGaA	578	42,685
Fresenius SE & Co. KGaA	1,292	67,158
Humana, Inc.	340	105,057
Laboratory Corp. of America Holdings*	119	16,583
McKesson Corp.	408	52,326
Orpea	85	8,456
Ramsay Health Care Ltd.	255	10,546
Ryman Healthcare Ltd.	340	2,472
Sonic Healthcare Ltd.	2,227	37,380

		1,137,974

Hotels, Restaurants & Leisure - 2.5%
Accor SA	799	34,866
Aristocrat Leisure Ltd.	1,156	20,761
Carnival Corp.	1,683	96,907
Carnival plc	323	18,304
Compass Group plc	4,760	102,094
Domino’s Pizza, Inc.	136	38,587

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Holdings, Inc.	884	65,840
InterContinental Hotels Group plc	517	29,508
Marriott International, Inc., Class A	1,462	167,443
McDonald’s Corp.	2,788	498,439
Merlin Entertainments plc(a)	4,539	20,187
Oriental Land Co. Ltd.	1,100	112,497
Royal Caribbean Cruises Ltd.	510	61,226
Sands China Ltd.	6,800	32,324
Sodexo SA(b)	323	33,727
Starbucks Corp.	6,358	433,234
Tabcorp Holdings Ltd.(b)	2,074	7,032
TUI AG, DI	1,462	22,194
Whitbread plc	833	53,550
William Hill plc	3,706	8,590
Yum! Brands, Inc.	918	86,274

		1,943,584

Household Durables - 0.7%
Barratt Developments plc(b)	476	3,372
Berkeley Group Holdings plc	272	13,428
Electrolux AB, Series B	85	2,008
Husqvarna AB, Class B	595	4,538
Panasonic Corp.	11,900	116,124
Persimmon plc	391	12,216
SEB SA	102	15,683
Sekisui House Ltd.(b)	3,400	50,799
Sony Corp.	6,000	301,406
Taylor Wimpey plc	765	1,662
Techtronic Industries Co. Ltd.	2,000	11,584

		532,820

Household Products - 1.5%
Church & Dwight Co., Inc.	544	35,148
Clorox Co. (The)	272	40,359
Colgate-Palmolive Co.	2,414	156,138
Essity AB, Class B	2,057	56,886
Kimberly-Clark Corp.	680	75,739
Procter & Gamble Co. (The)	6,698	646,156
Reckitt Benckiser Group plc	2,142	165,201

		1,175,627

Industrial Conglomerates - 1.6%
3M Co.	2,618	524,385
CK Hutchison Holdings Ltd.	3,000	30,185
General Electric Co.	47,141	478,953
Roper Technologies, Inc.	204	57,785
Siemens AG (Registered)	1,105	121,442
Smiths Group plc	1,904	36,179

		1,248,929

Insurance - 2.6%
Admiral Group plc	493	13,431
Aegon NV	4,158	21,384
Aflac, Inc.	2,873	137,042
Ageas	510	23,747
AIA Group Ltd.	23,800	213,835
Alleghany Corp.	51	32,210
Allstate Corp. (The)	1,309	115,022
Aon plc	901	140,763
Arthur J Gallagher & Co.	425	31,752
Assicurazioni Generali SpA	4,505	79,064
Aviva plc	12,410	67,601

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
AXA SA	6,562	152,436
CNP Assurances	782	17,802
Direct Line Insurance Group plc	1,547	6,852
Hartford Financial Services Group, Inc. (The)	1,445	67,799
Insurance Australia Group Ltd.	8,262	42,712
Legal & General Group plc	17,306	59,053
Mapfre SA	527	1,468
Medibank Pvt Ltd.	5,168	9,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	374	83,469
Old Mutual Ltd.	6,368	11,076
Phoenix Group Holdings plc	1,479	12,350
Poste Italiane SpA(a)	2,142	18,468
Power Corp. of Canada	119	2,367
Powszechny Zaklad Ubezpieczen SA	1,615	19,422
Principal Financial Group, Inc.	1,003	50,220
Prudential plc	7,616	148,824
RSA Insurance Group plc	2,210	14,908
Sampo OYJ, Class A	850	38,984
Storebrand ASA	3,927	30,088
Swiss Life Holding AG (Registered)*	136	56,108
Swiss Re AG	1,054	101,119
Tryg A/S	289	7,386
Zurich Insurance Group AG*	544	170,915

		1,999,550

Interactive Media & Services - 2.5%
Alphabet, Inc., Class C*	1,649	1,840,894
carsales.com Ltd.(b)	748	6,878
Yahoo Japan Corp.	22,100	59,499

		1,907,271

Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc.*	1,819	3,126,370
eBay, Inc.*	3,553	119,558
Zalando SE*(a)	255	7,798

		3,253,726

IT Services - 2.2%
Accenture plc, Class A	1,751	268,866
Akamai Technologies, Inc.*	408	26,561
Amadeus IT Group SA	986	71,820
Amdocs Ltd.	408	22,799
Atos SE	51	4,665
Capgemini SE	561	62,106
Fiserv, Inc.*	816	67,671
Fujitsu Ltd.	1,700	113,781
International Business Machines Corp.	3,978	534,723
Link Administration Holdings Ltd.	442	2,301
Mastercard, Inc., Class A	2,465	520,436
Wirecard AG	136	22,581

		1,718,310

Leisure Products - 0.1%
Hasbro, Inc.	578	52,344
Yamaha Corp.	900	39,364

		91,708

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	663	50,421
Lonza Group AG (Registered)*	85	22,439
Mettler-Toledo International, Inc.*	51	32,546
Thermo Fisher Scientific, Inc.	1,105	271,465

		376,871

Machinery - 0.9%
Alstom SA*	51	2,059
Atlas Copco AB, Class A*	1,802	46,906
CNH Industrial NV	2,329	22,886
Cummins, Inc.	493	72,525
Deere & Co.	680	111,520
Dover Corp.	357	31,355
Georg Fischer AG (Registered)	17	15,071
IHI Corp.	800	25,250
IMI plc	374	4,708
KION Group AG	17	983
Kone OYJ, Class B	1,275	62,016
Metso OYJ	85	2,497
PACCAR, Inc.	748	49,009
Rotork plc	3,604	13,028
Sandvik AB	2,023	32,266
Schindler Holding AG	170	36,156
SKF AB, Class B	85	1,427
Spirax-Sarco Engineering plc	102	8,594
Stanley Black & Decker, Inc.	459	58,036
Volvo AB, Class B	3,230	46,430
Wartsila OYJ Abp	102	1,665
Xylem, Inc.	595	42,400

		686,787

Marine - 0.0%(e)
AP Moller - Maersk A/S, Class B	17	22,630

Media - 0.7%
Comcast Corp., Class A	8,228	300,898
Eutelsat Communications SA	578	12,270
Informa plc	3,689	32,824
JCDecaux SA	425	12,621
Lagardere SCA	663	17,368
Pearson plc	3,927	46,802
Publicis Groupe SA	425	25,992
Schibsted ASA, Class A	102	3,577
SES SA, FDR	1,360	27,809
Singapore Press Holdings Ltd.	15,300	28,560
Telenet Group Holding NV	51	2,365
WPP plc	2,210	25,286

		536,372

Metals & Mining - 1.5%
Agnico Eagle Mines Ltd.	35	1,523
Alumina Ltd.	4,012	7,109
Anglo American plc	1,768	45,184
ArcelorMittal(b)	1,224	28,363
BHP Group Ltd.	11,594	294,445
BHP Group plc	6,222	138,338
BlueScope Steel Ltd.	3,247	29,476
Boliden AB*	272	6,789
Glencore plc*	28,883	117,573
Newmont Mining Corp.	2,108	71,904

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Norsk Hydro ASA	3,145	14,531
OZ Minerals Ltd.	2,465	17,542
Rio Tinto Ltd.	1,394	88,481
Rio Tinto plc	3,247	178,859
South32 Ltd.	22,831	58,765
Sumitomo Metal Mining Co. Ltd.	1,700	48,986
Teck Resources Ltd., Class B	697	16,983
voestalpine AG(b)	51	1,632

		1,166,483

Multiline Retail - 0.7%
Canadian Tire Corp. Ltd., Class A(b)	221	25,149
Dollar General Corp.	1,003	115,776
Isetan Mitsukoshi Holdings Ltd.	1,700	17,464
Kohl’s Corp.	442	30,361
Marui Group Co. Ltd.	1,700	34,459
Next plc(b)	510	32,518
Target Corp.	1,972	143,956
Wesfarmers Ltd.	5,406	126,965

		526,648

Multi-Utilities - 0.6%
AGL Energy Ltd.	2,312	36,110
E.ON SE	4,828	53,626
Engie SA	6,052	97,117
National Grid plc	8,245	89,500
RWE AG	1,190	29,549
Sempra Energy	799	93,467
Suez	1,139	14,618
Veolia Environnement SA	2,040	43,117

		457,104

Oil, Gas & Consumable Fuels - 4.4%
Aker BP ASA	85	2,833
BP plc	23,426	160,273
Caltex Australia Ltd.	663	12,975
Canadian Natural Resources Ltd.	2,516	67,570
Chevron Corp.	5,151	590,562
Devon Energy Corp.	1,530	40,774
Enagas SA	578	16,866
Eni SpA	7,089	120,436
Equinor ASA	3,366	77,042
Exxon Mobil Corp.	15,079	1,104,989
Galp Energia SGPS SA	1,156	18,099
Inpex Corp.	5,100	48,994
Koninklijke Vopak NV	323	16,460
Neste OYJ	442	40,645
Oil Search Ltd.	6,885	39,208
OMV AG	102	5,080
Polski Koncern Naftowy ORLEN SA	731	20,609
Royal Dutch Shell plc, Class A	15,232	473,303
Snam SpA	7,735	37,011
TOTAL SA	8,143	448,310
Woodside Petroleum Ltd.	3,672	91,890

		3,433,929

Paper & Forest Products - 0.1%
Mondi plc	1,139	27,561
Stora Enso OYJ, Class R	1,598	21,444

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Paper & Forest Products - (continued)
Svenska Cellulosa AB SCA, Class B	2,567	22,546
UPM-Kymmene OYJ	1,190	34,492

		106,043

Personal Products - 1.5%
Beiersdorf AG	289	28,950
Estee Lauder Cos., Inc. (The), Class A	935	127,553
L’Oreal SA	765	184,426
Shiseido Co. Ltd.	3,800	226,086
Unilever NV, CVA	6,936	371,234
Unilever plc	4,097	214,740

		1,152,989

Pharmaceuticals - 6.8%
Allergan plc	901	129,726
Astellas Pharma, Inc.	18,700	276,557
AstraZeneca plc	4,318	314,224
Bayer AG (Registered)	1,819	138,173
Eisai Co. Ltd.	2,100	162,454
Eli Lilly & Co.	3,451	413,637
GlaxoSmithKline plc	11,424	221,989
H Lundbeck A/S	238	10,450
Ipsen SA	51	6,437
Merck & Co., Inc.	7,157	532,696
Merck KGaA	425	44,660
Mylan NV*	2,074	62,116
Novo Nordisk A/S, Class B	4,998	233,658
Orion OYJ, Class B	459	16,238
Otsuka Holdings Co. Ltd.	3,400	139,118
Pfizer, Inc.	20,910	887,629
Roche Holding AG	2,720	723,661
Sanofi	3,468	301,715
Shionogi & Co. Ltd.	2,200	135,158
Takeda Pharmaceutical Co. Ltd.	10,267	414,057
UCB SA	357	30,985
Vifor Pharma AG	221	28,135
Zoetis, Inc.	935	80,560

		5,304,033

Professional Services - 0.6%
Adecco Group AG (Registered)	391	19,599
Bureau Veritas SA	1,207	26,868
Experian plc	1,326	33,351
Randstad NV	340	16,429
RELX plc	5,899	130,870
SGS SA (Registered)	17	41,039
Teleperformance	221	38,114
Thomson Reuters Corp.	153	8,005
Verisk Analytics, Inc.*	357	41,915
Wolters Kluwer NV	1,122	70,037

		426,227

Real Estate Management & Development - 0.6%
CapitaLand Ltd.	8,500	21,050
Castellum AB	952	18,036
CBRE Group, Inc., Class A*	1,088	49,776
City Developments Ltd.	1,700	11,619
CK Asset Holdings Ltd.	4,000	33,517
Fabege AB	1,054	15,359
Hulic Co. Ltd.	3,400	31,335

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Mitsubishi Estate Co. Ltd.	6,800	120,248
Mitsui Fudosan Co. Ltd.	5,100	123,575

		424,515

Road & Rail - 0.3%
Aurizon Holdings Ltd.	6,494	20,834
Canadian National Railway Co.	1,547	129,162
Canadian Pacific Railway Ltd.	306	62,750
DSV A/S	561	44,781

		257,527

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	2,703	65,980
Analog Devices, Inc.	748	73,947
ASM International NV*	17	828
ASML Holding NV	1,666	292,903
Infineon Technologies AG	1,564	34,843
Intel Corp.	20,553	968,457
Lam Research Corp.	323	54,774
Microchip Technology, Inc.	731	58,751
ON Semiconductor Corp.*	1,445	28,958
QUALCOMM, Inc.	4,097	202,884
Skyworks Solutions, Inc.	425	31,042
STMicroelectronics NV	1,530	24,359
Texas Instruments, Inc.	3,281	330,331

		2,168,057

Software - 7.0%
Adobe, Inc.*	1,343	332,822
Autodesk, Inc.*	731	107,603
Dassault Systemes SE	444	55,812
Gemalto NV*	210	12,207
Intuit, Inc.	884	190,785
Microsoft Corp.	34,017	3,552,395
Oracle Corp.	11,917	598,591
salesforce.com, Inc.*	2,057	312,602
SAP SE	1,428	147,880
SimCorp A/S	408	32,261
Splunk, Inc.*	323	40,323
Symantec Corp.	2,040	42,881
Temenos AG (Registered)*	102	13,767

		5,439,929

Specialty Retail - 0.9%
Best Buy Co., Inc.	714	42,298
Burlington Stores, Inc.*	289	49,624
Dufry AG (Registered)*(b)	17	1,701
Gap, Inc. (The)	1,700	43,248
Hennes & Mauritz AB, Class B	2,567	39,893
Industria de Diseno Textil SA	1,802	50,349
JB Hi-Fi Ltd.	782	12,755
Kingfisher plc	1,700	4,980
Lowe’s Cos., Inc.	2,958	284,441
TJX Cos., Inc. (The)	3,451	171,618

		700,907

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	16,218	2,699,324
Dell Technologies, Inc., Class C*	357	17,347
Hewlett Packard Enterprise Co.	6,018	93,821
HP, Inc.	7,344	161,788
NEC Corp.	1,700	57,016
NetApp, Inc.	408	26,018

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Ricoh Co. Ltd.	5,100	54,266
Xiaomi Corp., Class B*(a)	6,800	8,527

		3,118,107

Textiles, Apparel & Luxury Goods - 1.1%
adidas AG	425	101,288
Burberry Group plc	544	12,892
Cie Financiere Richemont SA (Registered)	1,156	79,723
EssilorLuxottica SA - IM	282	35,691
EssilorLuxottica SA - MO	568	72,116
Hermes International	51	30,688
HUGO BOSS AG	85	6,110
Kering SA	255	128,012
LVMH Moet Hennessy Louis Vuitton SE	816	261,935
Shenzhou International Group Holdings Ltd.	1,000	11,769
Tapestry, Inc.	884	34,220
VF Corp.	969	81,561

		856,005

Tobacco - 0.8%
Altria Group, Inc.	4,658	229,872
British American Tobacco plc	3,604	127,388
Imperial Brands plc	1,836	60,983
Japan Tobacco, Inc.	8,100	204,677

		622,920

Trading Companies & Distributors - 0.7%
Brenntag AG	238	11,265
Bunzl plc	1,564	49,377
Ferguson plc	804	53,875
HD Supply Holdings, Inc.*	85	3,565
ITOCHU Corp.(b)	6,800	124,435
Marubeni Corp.	8,500	66,122
Mitsui & Co. Ltd.	8,500	138,438
Rexel SA	748	8,549
Sojitz Corp.	8,500	32,647
Toyota Tsusho Corp.	1,700	54,048
WW Grainger, Inc.	51	15,065

		557,386

Transportation Infrastructure - 0.3%
Aena SME SA(a)	187	32,358
Aeroports de Paris	187	35,877
Auckland International Airport Ltd.	4,454	22,706
Fraport AG Frankfurt Airport Services Worldwide	51	4,034
Getlink SE	1,717	25,179
Transurban Group	8,925	79,198

		199,352

Water Utilities - 0.1%
American Water Works Co., Inc.	459	43,913
Severn Trent plc	1,156	30,390

		74,303

Wireless Telecommunication Services - 1.1%
Freenet AG	680	14,497
KDDI Corp.	8,500	212,676
NTT DOCOMO, Inc.	5,100	122,099
Rogers Communications, Inc., Class B	646	34,964

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
SoftBank Group Corp.	4,100	321,204
Tele2 AB, Class B	272	3,394
Vodafone Group plc	92,667	168,927

		877,761

TOTAL COMMON STOCKS (Cost $73,059,640)		76,517,105

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.2%
REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $158,330, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $161,784	158,319	158,319
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $20,002, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $20,418	20,000	20,000

		178,319

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $178,319)		178,319

Total Investments - 99.0% (Cost $73,237,959)		76,695,424
Other Assets Less Liabilities - 1.0%		759,607

Net Assets - 100.0%		77,455,031

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $620,750, collateralized in the form of cash with a value of $178,319 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $300,742 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 14, 2019 – May 15, 2047 and $179,380 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.00%, and maturity dates ranging from July 15, 2019 – May 25, 2066; a total value of $658,441.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

(c)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $3,123, which represents approximately 0.00% of net assets of the Fund.

(d)	Amount represents less than one share.
(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $178,319.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	3	03/15/2019	EUR	$108,503	$4,541
MSCI EAFE E-Mini Index	3	03/15/2019	USD	274,215	8,835
S&P 500 E-Mini Index	4	03/15/2019	USD	540,900	16,056

					$29,432

Abbreviations:

EUR — Euro
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2019 (Unaudited)

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	3.3%
Austria	0.1
Belgium	0.4
Canada	1.6
Denmark	0.7
Finland	0.5
France	4.8
Germany	2.2
Hong Kong	0.8
Ireland	0.1
Italy	1.0
Japan	9.2
Luxembourg	0.1
Netherlands	2.1
New Zealand	0.0	†
Norway	0.3
Poland	0.1
Portugal	0.0	†
Singapore	0.3
Spain	1.0
Sweden	1.0
Switzerland	4.0
United Kingdom	6.9
United States	58.3
Other[1]	1.2

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Building Products - 0.1%
Universal Forest Products, Inc.	187,055	5,765,035

Chemicals - 13.5%
CF Industries Holdings, Inc.	1,975,981	86,251,571
FMC Corp.	976,087	77,891,743
Incitec Pivot Ltd.	13,532,579	32,660,696
Israel Chemicals Ltd.	5,186,525	30,049,226
K+S AG (Registered)	1,455,628	28,361,020
Mosaic Co. (The)	2,622,171	84,643,680
Nutrien Ltd.	5,067,490	262,654,416
Sasol Ltd.	561,165	16,933,059
Scotts Miracle-Gro Co. (The)(a)	295,887	21,999,198
Sirius Minerals plc*(a)	37,193,336	9,633,524
UPL Ltd.	2,251,462	24,898,409
Yara International ASA	1,367,202	56,499,438

		732,475,980

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	44,213,000	4,123,492

Equity Real Estate Investment Trusts (REITs) - 1.3%
Rayonier, Inc.(a)	374,110	11,387,908
Weyerhaeuser Co.	2,350,091	61,666,388

		73,054,296

Food Products - 14.6%
a2 Milk Co. Ltd.*(a)	4,941,653	43,358,258
Archer-Daniels-Midland Co.(a)	4,326,072	194,240,633
Austevoll Seafood ASA	782,230	9,973,467
Bunge Ltd.(a)	1,081,518	59,559,196
Charoen Pokphand Foods PCL, NVDR	25,507,500	22,247,880
Charoen Pokphand Indonesia Tbk. PT	43,192,700	22,875,361
CJ CheilJedang Corp.	61,218	18,844,349
Costa Group Holdings Ltd.	1,863,748	7,515,003
GrainCorp Ltd., Class A	1,486,237	10,295,052
IOI Corp. Bhd.	19,045,600	21,621,592
Kuala Lumpur Kepong Bhd.	3,401,000	20,492,354
Maruha Nichiro Corp.	369,300	12,555,453
MOWI ASA	3,319,376	73,137,791
PPB Group Bhd.	4,081,200	18,134,238
Salmar ASA	391,115	20,476,253
Sime Darby Plantation Bhd.	23,807,000	30,049,363
Tyson Foods, Inc., Class A	2,353,492	145,728,225
Wilmar International Ltd.	26,527,800	65,695,589

		796,800,057

Metals & Mining - 30.5%
Agnico Eagle Mines Ltd.	697,205	30,339,816
Alcoa Corp.*(a)	744,819	22,106,228
Alumina Ltd.	8,839,199	15,661,597
Anglo American plc(a)	4,713,786	120,468,164
AngloGold Ashanti Ltd.	1,098,523	15,478,661

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Barrick Gold Corp.	3,496,288	46,828,376
BHP Group Ltd.(a)	10,492,085	266,460,071
Boliden AB*	928,473	23,172,699
First Quantum Minerals Ltd.	2,462,324	28,517,435
Fortescue Metals Group Ltd.	5,414,392	22,305,656
Franco-Nevada Corp.	543,190	42,158,956
Freeport-McMoRan, Inc.(a)	5,070,891	59,025,171
Glencore plc*	44,505,486	181,166,698
Goldcorp, Inc.	2,724,201	30,492,465
Grupo Mexico SAB de CV, Series B(a)	13,604,000	32,736,965
Korea Zinc Co. Ltd.	37,411	14,811,078
MMC Norilsk Nickel PJSC	36,828	7,646,956
MMC Norilsk Nickel PJSC, ADR	1,356,027	28,205,362
Newcrest Mining Ltd.	2,448,720	43,655,087
Newmont Mining Corp.(a)	1,612,074	54,987,844
Norsk Hydro ASA	5,033,480	23,256,727
Rio Tinto plc	3,945,160	217,317,037
Royal Gold, Inc.(a)	210,862	18,423,013
South32 Ltd.(a)	19,079,610	49,108,997
Sumitomo Metal Mining Co. Ltd.	1,020,300	29,400,540
Teck Resources Ltd., Class B	1,557,658	37,954,052
Vale SA	12,102,300	151,162,471
Vedanta Ltd.	5,768,096	16,005,818
Wheaton Precious Metals Corp.	1,459,029	30,751,483

		1,659,605,423

Multi-Utilities - 1.1%
Suez	1,595,069	20,471,480
Veolia Environnement SA	1,948,773	41,189,322

		61,660,802

Oil, Gas & Consumable Fuels - 28.3%
Anadarko Petroleum Corp.	472,739	22,374,737
Apache Corp.(a)	418,323	13,729,361
BP plc	20,150,925	137,865,682
Cameco Corp.	1,166,543	14,140,992
Canadian Natural Resources Ltd.	1,146,137	30,780,669
Chevron Corp.	1,683,495	193,012,702
China Petroleum & Chemical Corp., Class H	22,788,000	19,080,271
CNOOC Ltd.	15,439,000	25,814,633
Concho Resources, Inc.*(a)	207,461	24,862,126
ConocoPhillips	1,132,533	76,661,159
Devon Energy Corp.	547,561	14,592,501
Eni SpA	2,547,349	43,277,280
EOG Resources, Inc.	533,957	52,968,534
Equinor ASA	1,118,929	25,610,436
Exxon Mobil Corp.	3,404,401	249,474,505
Gazprom PJSC	2,854,716	7,098,555
Gazprom PJSC, ADR	3,958,247	19,332,078
Gazprom PJSC, ADR, OTC	155,011	758,779
Hess Corp.(a)	255,075	13,774,050
LUKOIL PJSC	32,754	2,637,426
LUKOIL PJSC, ADR	345,720	27,726,744
Marathon Oil Corp.(a)	959,082	15,143,905
Occidental Petroleum Corp.	714,210	47,694,944

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
PetroChina Co. Ltd., Class H	20,406,000	13,158,953
Petroleo Brasileiro SA (Preference)*	4,878,400	34,256,471
Pioneer Natural Resources Co.	163,248	23,233,455
Repsol SA	1,311,662	23,072,670
Royal Dutch Shell plc, Class A	4,499,523	139,804,356
Suncor Energy, Inc.	1,605,272	51,801,894
Tatneft PJSC	1,520,247	18,734,114
TOTAL SA	2,455,522	135,187,905
Woodside Petroleum Ltd.	921,671	23,064,289

		1,540,726,176

Paper & Forest Products - 3.5%
Canfor Corp.*	227,867	3,143,951
Duratex SA*	680,200	2,285,508
Interfor Corp.*(a)	197,258	2,690,087
Mondi plc	1,159,741	28,063,067
Oji Holdings Corp.	3,741,100	21,622,272
Stella-Jones, Inc.	180,253	5,819,483
Stora Enso OYJ, Class R	1,992,986	26,744,731
Suzano Papel e Celulose SA	1,490,700	18,824,037
Svenska Cellulosa AB SCA, Class B	2,020,194	17,742,918
UPM-Kymmene OYJ	1,856,946	53,822,812
West Fraser Timber Co. Ltd.	166,649	9,931,940

		190,690,806

Trading Companies & Distributors - 2.6%
Marubeni Corp.	14,440,600	112,334,944
Mitsui & Co. Ltd.	1,732,800	28,221,887

		140,556,831

Water Utilities - 3.7%
Aguas Andinas SA, Class A	9,189,502	5,453,093
American States Water Co.(a)	119,035	8,061,050
American Water Works Co., Inc.(a)	598,576	57,265,766
Aqua America, Inc.(a)	595,175	20,860,884
California Water Service Group(a)	153,045	7,578,788
China Water Affairs Group Ltd.	2,540,000	2,699,683
Cia de Saneamento Basico do Estado de Sao Paulo*	1,151,000	13,703,434
Cia de Saneamento de Minas Gerais-COPASA	218,200	3,570,578
Guangdong Investment Ltd.	9,449,576	18,015,937
Pennon Group plc	1,564,460	15,698,186
Severn Trent plc	867,255	22,799,499
United Utilities Group plc	2,370,497	25,906,589

		201,613,487

TOTAL COMMON STOCKS (Cost $4,893,053,702)		5,407,072,385

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.7%
CERTIFICATES OF DEPOSIT - 1.1%
Bank of Montreal, Chicago (ICE LIBOR USD 1 Month + 0.33%), 2.84%, 8/6/2019(c)	5,000,000	5,001,285

Investments	Principal Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT - (continued)
Bank of Nova Scotia, Houston (SOFRRATE + 0.43%), 2.82%, 5/16/2019(c)	2,000,000	1,999,999
(ICE LIBOR USD 3 Month + 0.22%), 2.87%, 12/30/2019(c)	3,000,000	3,001,650
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.25%), 2.76%, 10/15/2019(c)	5,000,000	4,999,995
China Construction Bank Corp., New York 2.86%, 4/18/2019	3,000,000	3,000,060
Mitsubishi UFJ Trust & Banking Corp., New York (ICE LIBOR USD 1 Month + 0.20%), 2.71%, 4/15/2019(c)	3,500,000	3,500,063
Mizuho Bank Ltd., New York (ICE LIBOR USD 3 Month + 0.10%), 2.74%, 4/3/2019(c)	5,000,000	4,999,704
MUFG Bank Ltd., New York Branch (ICE LIBOR USD 3 Month + 0.10%), 2.88%, 10/24/2019(c)	2,500,000	2,500,597
Oversea-Chinese Banking Corp. Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 2.70%, 4/17/2019(c)	4,000,000	3,999,480
Royal Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.21%), 2.72%, 9/17/2019(c)	4,000,000	4,001,748
Sumitomo Mitsui Trust Bank, Ltd., New York 2.64%, 4/23/2019	2,000,000	2,000,320
Svenska Handelsbanken, New York (ICE LIBOR USD 3 Month + 0.02%), 2.78%, 7/19/2019(c)	5,000,000	5,000,245
The Sumitomo Bank Ltd., New York 2.76%, 3/7/2019	3,000,000	3,000,000
(ICE LIBOR USD 1 Month + 0.21%), 2.72%, 5/17/2019(c)	3,000,000	3,000,429
Toronto-Dominion Bank, New York 2.75%, 6/17/2019	2,000,000	2,000,370
(ICE LIBOR USD 1 Month + 0.21%), 2.72%, 9/17/2019(c)	4,000,000	3,996,708
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.21%), 2.97%, 10/25/2019(c)	3,500,000	3,500,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT - (continued)
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.85%, 2/15/2019(c)	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $62,505,737)		62,502,653

COMMERCIAL PAPER - 0.2%
Banco Santander SA, New York 2.76%, 2/7/2019	2,960,000	2,958,648
Macquarie Bank Ltd. 2.74%, 2/12/2019(d)	1,000,000	999,167
National Bank of Canada (ICE LIBOR USD 1 Month + 0.27%), 2.78%, 5/7/2019(c)(d)	5,000,000	4,999,995
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.43%), 2.95%, 2/1/2019(c)(d)	4,000,000	4,000,000

TOTAL COMMERCIAL PAPER (Cost $12,957,815)		12,957,810

FUNDING AGREEMENTS - 0.1%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 2.93%, 3/4/2019(c) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 2.3%
Citadel Clearing LLC, 3.00%, dated 1/31/2019, due 5/3/2019, repurchase price $5,038,333, collateralized by various Common Stocks; total market value $5,555,820	5,000,000	5,000,000
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $23,649,175, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $24,165,032	23,647,500	23,647,500
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $70,004,725, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $71,463,452	70,000,000	70,000,000
ML Pierce Fenner & Smith, Inc., 2.94%, dated 1/31/2019, due 5/3/2019, repurchase price $8,060,107, collateralized by various Common Stocks; total market value $8,928,371	8,000,000	8,000,000

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - (continued)
Societe Generale, 2.50%, dated 1/31/2019, due 2/1/2019, repurchase price $18,001,250, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.25%, maturing 9/30/2019 - 11/15/2048; Common Stocks; total market value $20,061,692	18,000,000	18,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $124,647,500)		124,647,500

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $203,111,052)		203,107,963

Total Investments - 103.0% (Cost $5,096,164,754)		5,610,180,348
Liabilities in excess of other assets - (3.0%)		(164,650,763)

Net Assets - 100.0%		5,445,529,585

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $374,034,304, collateralized in the form of cash with a value of $203,098,750 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $31,158,138 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – November 15, 2047 and $148,833,452 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from April 25, 2019 – November 2, 2086; a total value of $383,090,340.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $203,107,963.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2019 (Unaudited)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SOFRRATE	Secured Overnight Financing Rate
USD	US Dollar

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
DAX Index	2	03/15/2019	EUR	$639,933	$29,703
FTSE 100 Index	113	03/15/2019	GBP	10,260,279	208,592
FTSE/JSE Top 40 Index	30	03/20/2019	ZAR	1,088,975	50,144
Hang Seng Index	3	02/27/2019	HKD	536,308	7,769
MSCI Emerging Markets E-Mini Index	35	03/15/2019	USD	1,863,050	142,787
S&P Midcap 400 E-Mini Index	41	03/15/2019	USD	7,528,010	543,593
S&P/TSX 60 Index	85	03/14/2019	CAD	12,009,899	641,290
SPI 200 Index	53	03/21/2019	AUD	5,607,382	181,580
TOPIX Index	2	03/07/2019	JPY	288,156	11,545

					$1,817,003

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive			Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD		4,940,826	Citibank NA	USD		3,570,201	03/20/2019	$34,731
AUD		1,755,640	Morgan Stanley	USD		1,243,000	03/20/2019	37,952
BRL	*	3,957,716	Citibank NA	USD		1,070,000	03/20/2019	13,221
BRL	*	4,439,783	Goldman Sachs & Co.	USD		1,146,786	03/20/2019	68,376
CAD		898,215	Citibank NA	USD		680,000	03/20/2019	4,633
CAD		1,458,972	Morgan Stanley	USD		1,080,000	03/20/2019	32,050
CAD		4,545,721	Societe Generale	USD		3,408,146	03/20/2019	56,668
EUR		402,136	Bank of New York	USD		460,000	03/20/2019	3,119
EUR		262,829	Citibank NA	USD		300,000	03/20/2019	2,686
EUR		783,358	Goldman Sachs & Co.	USD		896,615	03/20/2019	5,535
GBP		4,628,658	Bank of Montreal	USD		5,874,693	03/20/2019	227,420
GBP		811,281	Citibank NA	USD		1,040,000	03/20/2019	29,539
GBP		458,407	JPMorgan Chase Bank	USD		600,000	03/20/2019	4,333
GBP		3,310,488	Morgan Stanley	USD		4,180,000	03/20/2019	184,325
INR	*	25,982,093	Goldman Sachs & Co.	USD		357,260	03/20/2019	6,302
JPY		55,171,178	Toronto-Dominion Bank (The)	USD		500,000	03/20/2019	8,701
NOK		4,778,143	Bank of New York	USD		550,000	03/20/2019	18,353
NOK		2,615,832	Citibank NA	USD		310,000	03/20/2019	1,150
NOK		8,094,229	Goldman Sachs & Co.	USD		946,754	03/20/2019	16,043
NZD		113,580	Goldman Sachs & Co.	USD		77,937	03/20/2019	913
SGD		607,326	Citibank NA	USD		450,000	03/20/2019	2,079
USD		976,513	Goldman Sachs & Co.	CHF		961,534	03/20/2019	3,346
USD		1,025,168	Citibank NA	HKD		7,996,691	03/20/2019	4,215
USD		700,000	JPMorgan Chase Bank	INR	*	49,593,600	03/20/2019	6,046

Total unrealized appreciation								$771,736

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2019 (Unaudited)

Contracts to Receive			Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR		448,852	Citibank NA	USD		520,000	03/20/2019	$(3,082)
HKD		4,688,816	Citibank NA	USD		600,000	03/20/2019	(1,370)
INR	*	20,576,080	Goldman Sachs & Co.	USD		290,000	03/20/2019	(2,083)
JPY		27,993,300	Citibank NA	USD		260,000	03/20/2019	(1,890)
JPY		117,886,230	Goldman Sachs & Co.	USD		1,100,000	03/20/2019	(13,040)
SEK		2,899,134	Goldman Sachs & Co.	USD		322,369	03/20/2019	(830)
USD		2,200,000	Toronto-Dominion Bank (The)	AUD		3,102,949	03/20/2019	(63,978)
USD		2,700,000	Morgan Stanley	BRL	*	10,507,860	03/20/2019	(175,987)
USD		2,100,000	Toronto-Dominion Bank (The)	CAD		2,840,573	03/20/2019	(65,126)
USD		1,700,000	Toronto-Dominion Bank (The)	EUR		1,478,731	03/20/2019	(2,975)
USD		2,200,000	JPMorgan Chase Bank	GBP		1,739,513	03/20/2019	(93,257)
USD		1,670,000	Morgan Stanley	GBP		1,317,427	03/20/2019	(66,807)
USD		3,000,000	Toronto-Dominion Bank (The)	GBP		2,357,212	03/20/2019	(107,590)
USD		1,713,481	Citibank NA	JPY		193,196,363	03/20/2019	(67,870)
USD		51,305	BNP Paribas SA	KRW	*	57,507,731	03/20/2019	(447)
USD		370,000	Goldman Sachs & Co.	KRW	*	412,837,997	03/20/2019	(1,519)
USD		499,542	Goldman Sachs & Co.	MXN		10,173,944	03/20/2019	(31,674)
USD		600,000	Citibank NA	NOK		5,219,386	03/20/2019	(20,839)
USD		72,695	Morgan Stanley	SGD		99,509	03/20/2019	(1,377)

Total unrealized depreciation								$(721,741)

Net unrealized appreciation								$49,995

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2019 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	8.6%
Brazil	4.1
Canada	11.5
Chile	0.1
China	1.4
Finland	1.5
France	3.6
Germany	0.5
India	0.8
Indonesia	0.4
Israel	0.6
Italy	0.8
Japan	3.8
Malaysia	1.7
Mexico	0.6
New Zealand	0.8
Norway	3.8
Philippines	0.1
Russia	2.1
Singapore	1.2
South Africa	0.6
South Korea	0.6
Spain	0.4
Sweden	0.8
Thailand	0.4
United Kingdom	16.5
United States	32.0
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%
Air Freight & Logistics - 2.5%
bpost SA(a)	45,500	417,411
CTT-Correios de Portugal SA(a)	58,800	212,261
Deutsche Post AG (Registered)	552,650	16,335,401
Oesterreichische Post AG	15,400	580,660
PostNL NV(a)	214,900	558,026
Royal Mail plc	570,150	2,010,760
Singapore Post Ltd.	875,000	640,966

		20,755,485

Commercial Services & Supplies - 3.5%
Bingo Industries Ltd.(a)(b)	218,400	332,825
China Everbright International Ltd.(a)	1,750,000	1,757,427
Clean Harbors, Inc.*	9,450	559,534
Cleanaway Co. Ltd.	39,000	215,175
Cleanaway Waste Management Ltd.	1,158,850	1,525,181
Covanta Holding Corp.(a)	18,200	293,020
Daiseki Co. Ltd.	35,000	824,910
Insun ENT Co. Ltd.*	20,944	127,435
Republic Services, Inc.	37,100	2,845,941
Shanghai Youngsun Investment Co. Ltd., Class B*^(c)	57,800	168,892
Stericycle, Inc.*(a)	12,250	539,980
Waste Connections, Inc.	148,400	12,390,208
Waste Management, Inc.	72,100	6,897,807

		28,478,335

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	7,801,700	727,620

Diversified Telecommunication Services - 14.9%
AT&T, Inc.	1,206,100	36,255,366
BCE, Inc.	161,700	7,034,128
BT Group plc	1,580,950	4,833,131
Cellnex Telecom SA(a)(b)	29,750	839,420
CenturyLink, Inc.(a)	154,350	2,364,642
Chunghwa Telecom Co. Ltd.	818,000	2,849,014
Deutsche Telekom AG (Registered)	578,200	9,414,435
Infrastrutture Wireless Italiane SpA(b)	43,400	346,105
Nippon Telegraph & Telephone Corp.	210,000	9,013,232
Telefonica SA	839,650	7,221,106
Telstra Corp. Ltd.	2,136,750	4,845,415
Verizon Communications, Inc.	687,750	37,867,515

		122,883,509

Electric Utilities - 12.1%
American Electric Power Co., Inc.	82,950	6,563,004
Duke Energy Corp.	117,600	10,322,928
Edison International	54,250	3,090,623
Enel SpA	3,383,100	20,442,286
Exelon Corp.	162,400	7,756,224
Iberdrola SA	2,510,527	20,741,070

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Iberdrola SA*(c)	56,724	468,633
NextEra Energy, Inc.(a)	78,750	14,094,675
PPL Corp.	113,750	3,562,650
Southern Co. (The)	166,950	8,113,770
Xcel Energy, Inc.	86,100	4,508,196

		99,664,059

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	73,850	12,764,234
CoreCivic, Inc.	20,300	403,361
Crown Castle International Corp.(a)	69,300	8,112,258
CyrusOne, Inc.(a)	17,500	948,500
Digital Realty Trust, Inc.(a)	33,600	3,640,224
Equinix, Inc.	12,950	5,102,300
GEO Group, Inc. (The)	16,800	378,840
Keppel DC REIT	175,000	187,409
SBA Communications Corp.*	19,600	3,577,588

		35,114,714

Gas Utilities - 0.7%
APA Group	424,550	2,841,767
Beijing Enterprises Holdings Ltd.	204,500	1,158,452
Infraestructura Energetica Nova SAB de CV(a)	245,000	966,828
Petronas Gas Bhd.	245,000	1,081,445

		6,048,492

Health Care Providers & Services - 3.2%
Acadia Healthcare Co., Inc.*(a)	15,400	421,344
Bangkok Dusit Medical Services PCL, NVDR	6,090,000	4,600,272
Bumrungrad Hospital PCL, NVDR	280,000	1,666,960
Encompass Health Corp.	17,150	1,146,306
HCA Healthcare, Inc.	46,900	6,539,267
Healthscope Ltd.	896,350	1,542,434
IHH Healthcare Bhd.	1,890,000	2,583,984
Life Healthcare Group Holdings Ltd.	654,850	1,338,322
Netcare Ltd.	650,300	1,212,881
Ramsay Health Care Ltd.	78,050	3,227,944
Spire Healthcare Group plc(b)	84,000	137,570
Tenet Healthcare Corp.*	17,850	392,522
Universal Health Services, Inc., Class B	14,350	1,901,805

		26,711,611

IT Services - 0.0%(d)
NEXTDC Ltd.*(a)	65,100	325,154

Media - 5.0%
Charter Communications, Inc., Class A*(a)	26,600	8,805,930
Comcast Corp., Class A	754,250	27,582,922
DISH Network Corp., Class A*(a)	38,850	1,191,530
Liberty Global plc, Class C*	86,100	2,028,516
Sirius XM Holdings, Inc.(a)	231,000	1,346,730

		40,955,628

Multi-Utilities - 7.9%
Consolidated Edison, Inc.	52,150	4,049,447
Dominion Energy, Inc.	124,600	8,751,904

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
Engie SA	807,800	12,962,838
National Grid plc	1,478,750	16,051,969
Public Service Enterprise Group, Inc.	85,400	4,658,570
Sempra Energy(a)	44,800	5,240,704
Suez	218,750	2,807,487
Veolia Environnement SA	318,500	6,731,825
WEC Energy Group, Inc.(a)	53,550	3,910,757

		65,165,501

Oil, Gas & Consumable Fuels - 10.1%
Enagas SA	99,750	2,910,670
Enbridge, Inc.	747,600	27,329,838
Inter Pipeline Ltd.	164,150	2,639,799
Keyera Corp.	86,800	1,845,318
Kinder Morgan, Inc.	321,300	5,815,530
Koninklijke Vopak NV	27,300	1,391,160
ONEOK, Inc.(a)	69,650	4,472,227
Pembina Pipeline Corp.	220,500	7,860,969
Plains GP Holdings LP, Class A*(a)	29,050	663,502
Polskie Gornictwo Naftowe i Gazownictwo SA	751,100	1,543,197
Snam SpA	982,450	4,700,892
TransCanada Corp.	397,600	16,917,603
Williams Cos., Inc. (The)	204,750	5,513,917

		83,604,622

Road & Rail - 19.3%
Aurizon Holdings Ltd.	1,108,100	3,555,073
Canadian National Railway Co.	353,500	29,514,410
Canadian Pacific Railway Ltd.	80,150	16,435,846
Central Japan Railway Co.	114,900	24,800,156
CSX Corp.	144,200	9,473,940
East Japan Railway Co.	210,000	19,450,519
Hankyu Hanshin Holdings, Inc.	140,000	4,991,271
Kansas City Southern(a)	16,800	1,776,600
Keikyu Corp.(a)	140,000	2,381,145
Keisei Electric Railway Co. Ltd.	105,000	3,328,586
MTR Corp. Ltd.	875,000	4,884,219
Norfolk Southern Corp.	45,850	7,690,879
Tobu Railway Co. Ltd.	119,000	3,356,887
Union Pacific Corp.	123,550	19,653,098
West Japan Railway Co.	105,000	7,659,607

		158,952,236

Transportation Infrastructure - 7.9%
Aena SME SA(b)	41,300	7,146,364
Aeroports de Paris	15,750	3,021,695
Airports of Thailand PCL, NVDR	2,415,000	5,333,600
Atlantia SpA	262,150	6,208,595
Atlas Arteria Ltd.(a)	387,100	1,876,989
Auckland International Airport Ltd.	531,650	2,710,330
Bangkok Expressway & Metro PCL, NVDR	4,690,000	1,561,207
CCR SA	665,000	2,716,372
China Merchants Port Holdings Co. Ltd.(a)	700,000	1,382,747
COSCO SHIPPING Ports Ltd.(a)	881,677	916,880
Flughafen Zurich AG (Registered)	10,850	1,919,338
Getlink SE	261,450	3,834,010
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	245,000	2,209,838

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
International Container Terminal Services, Inc.	938,000	1,947,642
Novorossiysk Commercial Sea Port PJSC	2,258,200	238,653
Promotora y Operadora de Infraestructura SAB de CV	113,750	1,166,418
Qube Holdings Ltd.(a)	822,850	1,613,949
Sydney Airport	1,265,600	6,053,648
Transurban Group	1,495,200	13,268,039
Westshore Terminals Investment Corp.	21,000	349,387

		65,475,701

Water Utilities - 2.8%
Aguas Andinas SA, Class A	1,581,650	938,558
American Water Works Co., Inc.	30,450	2,913,152
Aqua America, Inc.(a)	29,400	1,030,470
Beijing Enterprises Water Group Ltd.*	2,800,000	1,616,476
Cia de Saneamento Basico do Estado de Sao Paulo*	210,000	2,500,192
Cia de Saneamento do Parana (Preference)	210,000	778,248
Eastern Water Resources Development and Management PCL, NVDR	346,200	119,675
Guangdong Investment Ltd.	1,588,000	3,027,576
Pennon Group plc	226,450	2,272,256
Severn Trent plc	136,850	3,597,686
United Utilities Group plc	386,750	4,226,697
WHA Utilities and Power PCL, NVDR	210,000	40,666

		23,061,652

Wireless Telecommunication Services - 4.8%
China Mobile Ltd.	999,500	10,483,241
KDDI Corp.	315,000	7,881,513
SoftBank Group Corp.	155,400	12,174,404
Vodafone Group plc	4,795,350	8,741,686

		39,280,844

TOTAL COMMON STOCKS (Cost $746,419,970)		817,205,163

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 4.4%
COMMERCIAL PAPER - 0.1%
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.43%), 2.95%, 2/1/2019(f)(g) (Cost $1,000,000)	1,000,000	1,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - 4.3%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $23,255,078, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $23,762,338	23,253,431	23,253,431
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $10,000,675, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $10,209,065	10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 2.94%, dated 1/31/2019, due 5/3/2019, repurchase price $2,015,027, collateralized by various Common Stocks; total market value $2,232,093	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,253,431)		35,253,431

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $36,253,431)		36,253,431

Total Investments — 103.5% (Cost $782,673,401)		853,458,594
Liabilities in excess of other assets — (3.5%)		(28,677,500)

Net Assets — 100.0%		824,781,094

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $44,707,533, collateralized in the form of cash with a value of $36,253,431 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,319,998 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – November 15, 2047 and $5,977,879 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from March 15, 2019 – November 2, 2086; a total value of $44,551,308.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $637,525, which represents approximately 0.08% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $36,253,431.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	20	03/15/2019	EUR	$723,352	$15,576
FTSE 100 Index	3	03/15/2019	GBP	272,397	5,240
S&P 500 E-Mini Index	21	03/15/2019	USD	2,839,725	129,384
S&P/TSX 60 Index	13	03/14/2019	CAD	1,836,808	75,299
SPI 200 Index	7	03/21/2019	AUD	740,598	18,657
TOPIX Index	8	03/07/2019	JPY	1,152,623	13,065

					$257,221

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	123,355	Toronto-Dominion Bank (The)	USD	90,000	03/20/2019	$2
CAD	145,868	Bank of Montreal	USD	110,000	03/20/2019	1,183
CAD	172,188	Morgan Stanley	USD	130,000	03/20/2019	1,244
CAD	564,077	Societe Generale	USD	422,916	03/20/2019	7,032
EUR	309,440	Goldman Sachs & Co.	USD	354,178	03/20/2019	2,186
GBP	231,613	Morgan Stanley	USD	300,000	03/20/2019	5,343
GBP	68,268	Toronto-Dominion Bank (The)	USD	90,000	03/20/2019	—
JPY	33,024,563	Citibank NA	USD	292,899	03/20/2019	11,601
JPY	20,790,351	Goldman Sachs & Co.	USD	190,000	03/20/2019	1,696
JPY	15,185,298	Toronto-Dominion Bank (The)	USD	140,000	03/20/2019	15

Total unrealized appreciation						$30,302

CAD	223,025	Toronto-Dominion Bank (The)	USD	170,000	03/20/2019	$(7)
EUR	138,788	Morgan Stanley	USD	160,000	03/20/2019	(165)
EUR	156,293	Toronto-Dominion Bank (The)	USD	180,000	03/20/2019	(6)
USD	72,356	Citibank NA	AUD	100,055	03/20/2019	(646)
USD	390,000	Morgan Stanley	AUD	551,393	03/20/2019	(12,308)
USD	300,000	Goldman Sachs & Co.	CAD	402,098	03/20/2019	(6,485)
USD	100,000	Citibank NA	EUR	86,922	03/20/2019	(104)
USD	450,000	Morgan Stanley	EUR	394,860	03/20/2019	(4,739)
USD	400,000	Toronto-Dominion Bank (The)	GBP	314,295	03/20/2019	(14,345)

Total unrealized depreciation						$(38,805)

Net unrealized depreciation						$(8,503)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2019 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	5.0%
Austria	0.1
Belgium	0.1
Brazil	0.7
Canada	14.8
Chile	0.1
China	2.5
France	3.6
Germany	3.1
Hong Kong	0.6
Italy	3.9
Japan	11.6
Malaysia	0.5
Mexico	0.5
Netherlands	0.2
New Zealand	0.3
Philippines	0.3
Poland	0.2
Portugal	0.0	†
Russia	0.0	†
Singapore	0.1
South Africa	0.3
South Korea	0.0	†
Spain	4.8
Switzerland	0.2
Taiwan	0.4
Thailand	1.6
United Kingdom	5.1
United States	38.5
Other[1]	0.9

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.4%
Equity Real Estate Investment Trusts (REITs) - 75.9%
AEON REIT Investment Corp.	816	955,237
Agree Realty Corp.(a)	18,972	1,252,721
alstria office REIT-AG	83,640	1,261,082
American Homes 4 Rent, Class A	130,254	2,879,916
Apartment Investment & Management Co., Class A(a)	88,536	4,384,303
Apple Hospitality REIT, Inc.	122,706	2,013,605
Argosy Property Ltd.	119,748	99,253
AvalonBay Communities, Inc.	18,156	3,502,656
Big Yellow Group plc	85,476	1,077,732
Boardwalk REIT	7,038	215,057
British Land Co. plc (The)	317,016	2,391,185
Brixmor Property Group, Inc.	170,544	2,921,419
BWP Trust	325,074	862,781
Camden Property Trust	52,734	5,112,561
Canadian Apartment Properties REIT	41,106	1,464,830
Champion REIT	1,326,000	1,005,480
Charter Hall Group	157,998	948,131
Chesapeake Lodging Trust(a)	35,394	1,008,021
Cousins Properties, Inc.	235,926	2,087,945
Covivio	22,134	2,268,011
Derwent London plc	59,466	2,533,693
Dexus	577,830	4,836,808
DiamondRock Hospitality Co.(a)	111,384	1,131,661
Dream Global REIT(a)	111,792	1,104,045
Dream Office REIT	36,924	660,994
Duke Realty Corp.	202,470	5,920,223
EastGroup Properties, Inc.	20,604	2,131,690
EPR Properties(a)	41,922	3,062,821
Equity Commonwealth	69,870	2,260,993
Equity LifeStyle Properties, Inc.	48,042	5,086,687
Equity Residential	197,676	14,343,371
Four Corners Property Trust, Inc.(a)	36,924	1,042,734
Frasers Centrepoint Trust	510,000	868,553
Frontier Real Estate Investment Corp.	259	1,059,037
Fukuoka REIT Corp.	510	796,655
Gecina SA	26,010	3,826,151
Getty Realty Corp.	28,254	905,823
Goodman Group	94,452	803,020
Goodman Property Trust	627,504	694,203
Granite REIT	19,584	888,311
Green REIT plc	479,604	796,866
Grivalia Properties REIC AE	38,250	370,870
Growthpoint Properties Australia Ltd.(a)	304,709	848,722
H&R REIT	77,214	1,304,636
Hansteen Holdings plc	388,110	470,462
Hersha Hospitality Trust(a)	37,230	689,872
Host Hotels & Resorts, Inc.	420,750	7,598,745

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
iInmobiliaria Colonial Socimi SA	157,896	1,617,917
Investors Real Estate Trust	12,835	755,596
Japan Excellent, Inc.	714	1,020,844
Japan Rental Housing Investments, Inc.	1,122	882,507
Killam Apartment REIT	67,626	862,511
Kimco Realty Corp.	238,170	4,051,272
Liberty Property Trust	83,538	3,937,981
Life Storage, Inc.	26,724	2,626,168
Link REIT	1,206,500	13,223,266
LondonMetric Property plc(a)	416,773	1,029,054
LTC Properties, Inc.(a)	21,930	1,040,359
Mapletree North Asia Commercial Trust(b)	1,295,400	1,233,118
Medical Properties Trust, Inc.	206,040	3,749,928
Merlin Properties Socimi SA	198,288	2,664,324
MGM Growth Properties LLC, Class A(a)	36,210	1,122,510
Mori Trust Sogo Reit, Inc.(a)	612	948,676
National Health Investors, Inc.(a)	23,970	1,995,742
National Retail Properties, Inc.(a)	89,352	4,709,744
Nippon Accommodations Fund, Inc.	252	1,340,697
Nippon Building Fund, Inc.	531	3,434,935
Park Hotels & Resorts, Inc.	114,648	3,447,465
Parkway Life REIT	346,800	740,205
Pebblebrook Hotel Trust	37,958	1,216,554
Piedmont Office Realty Trust, Inc., Class A	74,562	1,443,520
Precinct Properties New Zealand Ltd.	846,498	877,761
Premier Investment Corp.	816	996,475
Prologis, Inc.	233,172	16,126,176
PS Business Parks, Inc.(a)	11,424	1,658,651
Public Storage	2,040	433,541
Rayonier, Inc.	72,726	2,213,779
Retail Properties of America, Inc., Class A	122,604	1,549,715
RioCan REIT	85,374	1,620,630
RPT Realty(a)	61,914	810,454
Sabra Health Care REIT, Inc.(a)	102,408	2,103,460
Scentre Group	3,007,572	8,706,095
Segro plc	572,424	4,871,879
Senior Housing Properties Trust	136,782	1,883,488
Shaftesbury plc(a)	93,534	1,085,207
Simon Property Group, Inc.(a)	45,186	8,229,274
SL Green Realty Corp.(a)	48,756	4,506,517
SmartCentres REIT(a)	39,678	1,006,074
Societe Fonciere Lyonnaise SA	1,734	123,360
Spirit Realty Capital, Inc.	48,042	1,908,228
Summit Hotel Properties, Inc.	60,894	680,186
Sunlight REIT	306,000	212,925
Sunstone Hotel Investors, Inc.(a)	128,010	1,830,543
Tritax Big Box REIT plc(a)	821,610	1,509,859
UNITE Group plc (The)	152,286	1,823,956

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Urstadt Biddle Properties, Inc., Class A	37,434	801,836
Vastned Retail NV	15,912	621,693
VICI Properties, Inc.	158,406	3,410,481
Weingarten Realty Investors	70,074	2,010,423
Weyerhaeuser Co.	70,788	1,857,477

		238,314,608

Household Durables - 0.5%
Iida Group Holdings Co. Ltd.(a)	82,100	1,494,442

Real Estate Management & Development - 21.0%
ADO Properties SA(b)	17,952	1,078,359
Aeon Mall Co. Ltd.	56,300	934,281
City Developments Ltd.	224,400	1,533,660
CK Asset Holdings Ltd.	757,000	6,343,144
CLS Holdings plc	50,184	161,736
Daejan Holdings plc	2,040	156,181
Daibiru Corp.	71,400	711,179
Entra ASA(b)	70,482	1,020,811
Fabege AB	148,308	2,161,201
First Capital Realty, Inc.	94,044	1,469,415
Goldcrest Co. Ltd.	40,800	619,329
Heiwa Real Estate Co. Ltd.	44,400	818,807
Helical plc	24,786	109,552
Henderson Land Development Co. Ltd.	744,530	4,217,615
HKR International Ltd.(a)	244,800	119,488
Hongkong Land Holdings Ltd.	652,800	4,680,576
Hufvudstaden AB, Class A	61,608	1,022,799
Kenedix, Inc.(a)	153,000	802,747
Kennedy-Wilson Holdings, Inc.(a)	72,420	1,447,676
Kungsleden AB	127,398	965,984
LendLease Group	326,706	2,913,402
Leopalace21 Corp.	137,900	652,564
Nomura Real Estate Holdings, Inc.	69,100	1,341,618
Olav Thon Eiendomsselskap ASA	7,650	130,414
PSP Swiss Property AG (Registered)	23,154	2,385,182
Realogy Holdings Corp.(a)	69,054	1,225,708
St Joe Co. (The)*(a)	40,290	626,912
St Modwen Properties plc	168,708	910,344
Sumitomo Realty & Development Co. Ltd.	202,000	7,708,408
Swire Pacific Ltd., Class A	279,000	3,296,074
Swire Pacific Ltd., Class B	510,000	909,937
Swire Properties Ltd.	673,200	2,616,718
TAG Immobilien AG	71,808	1,816,010
Tokyo Tatemono Co. Ltd.	86,700	1,053,178
Vonovia SE	65,586	3,296,994
Wharf Real Estate Investment Co. Ltd.	345,000	2,352,263
Wihlborgs Fastigheter AB	81,396	1,059,459
Wing Tai Holdings Ltd.	479,400	730,874
Yanlord Land Group Ltd.	510,000	481,687

		65,882,286

TOTAL COMMON STOCKS (Cost $276,032,920)		305,691,336

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)
Equity Real Estate Investment Trusts (REITs) - 0.0%(c)
Tritax Big Box REIT plc, expiring 2/8/2019, price 1.30 GBP*(d) (Cost $–)	105,065	13,406

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 5.9%
REPURCHASE AGREEMENTS - 5.9%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $13,395,721, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $13,687,920	13,394,772	13,394,772
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $5,000,337, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $5,104,532	5,000,000	5,000,000

		18,394,772

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $18,394,772)		18,394,772

Total Investments — 103.3% (Cost $294,427,692)		324,099,514
Liabilities in excess of other assets — (3.3%)		(10,378,435)

Net Assets — 100.0%		313,721,079

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $28,782,336, collateralized in the form of cash with a value of $18,394,772 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $7,842,301 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $3,215,801 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from March 15, 2019 – November 2, 2086; a total value of $29,452,874.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2019 (Unaudited)

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of January 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2019 amounted to $13,406, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $18,394,772.

Percentages shown are based on Net Assets.

Abbreviations

GBP	British Pound

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	2	03/15/2019	EUR	$72,335	$2,081
FTSE 100 Index	5	03/15/2019	GBP	453,995	8,853
Hang Seng Index	1	02/27/2019	HKD	178,769	2,590
S&P 500 E-Mini Index	36	03/15/2019	USD	4,868,100	192,627
S&P/TSX 60 Index	1	03/14/2019	CAD	141,293	7,650
SGX Nikkei 225 Index	6	03/07/2019	JPY	571,855	(19,707)
SPI 200 Index	16	03/21/2019	AUD	1,692,795	53,970

					$248,064

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	204,554	Societe Generale	USD	153,364	03/20/2019	$2,550
EUR	173,774	Toronto-Dominion Bank (The)	USD	200,000	03/20/2019	127
GBP	187,683	Bank of Montreal	USD	238,208	03/20/2019	9,222
JPY	54,561,002	Citibank NA	USD	483,908	03/20/2019	19,167

Total unrealized appreciation						$31,066

CHF	99,117	Goldman Sachs & Co.	USD	100,661	03/20/2019	$(345)
HKD	5,088,235	Citibank NA	USD	652,307	03/20/2019	(2,682)
USD	701,594	Citibank NA	AUD	970,173	03/20/2019	(6,265)
USD	158,138	Goldman Sachs & Co.	EUR	138,163	03/20/2019	(976)
USD	630,000	Citibank NA	JPY	71,023,743	03/20/2019	(24,869)
USD	160,209	Morgan Stanley	SGD	219,304	03/20/2019	(3,035)

Total unrealized depreciation						$(38,172)

Net unrealized depreciation						$(7,106)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2019 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	6.3%
Canada	3.4
France	2.0
Germany	2.4
Greece	0.1
Hong Kong	10.9
Ireland	0.2
Japan	8.8
Netherlands	0.2
New Zealand	0.5
Norway	0.4
Singapore	3.3
Spain	1.4
Sweden	1.7
Switzerland	0.7
United Kingdom	5.8
United States	49.3
Other[1]	2.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%
FlexShares® Global Quality Real Estate Index Fund(a)	86,184	5,316,691
FlexShares® Global Upstream Natural Resources Index Fund(a)	39,121	1,256,175
FlexShares® STOXX ® Global Broad Infrastructure Index Fund(a)	141,227	6,671,564

TOTAL EXCHANGE TRADED FUNDS (Cost $13,158,463)		13,244,430

Total Investments — 100.0% (Cost $13,158,463)		13,244,430
Other Assets Less Liabilities — 0.0%(b)		3,363

Net Assets — 100.0%		13,247,793

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2019 (Unaudited)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares January 31, 2019	Value January 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares® Global Quality Real Estate Index Fund	$5,511,512	$49,798	$586,128	86,184	$5,316,691	$326,933	$66,760	$14,576
FlexShares® Global Upstream Natural Resources Index Fund	1,361,164	11,423	138,947	39,121	1,256,175	(1,700)	9,601	24,235
FlexShares® STOXX ® Global Broad Infrastructure Index Fund	7,009,193	63,533	751,062	141,227	6,671,564	308,108	49,784	41,792

	$13,881,869	$124,754	$1,476,137	266,532	$13,244,430	$633,341	$126,145	$80,603

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Aerospace & Defense - 3.1%
Boeing Co. (The)	79,695	30,731,986
Lockheed Martin Corp.	77,280	22,387,243

		53,119,229

Airlines - 0.3%
Copa Holdings SA, Class A	61,180	5,802,923

Automobiles - 0.3%
Thor Industries, Inc.(a)	82,110	5,347,003

Banks - 3.2%
Bank of America Corp.	354,200	10,084,074
Citigroup, Inc.	62,790	4,047,443
JPMorgan Chase & Co.	185,150	19,163,025
Wells Fargo & Co.	435,505	21,300,550

		54,595,092

Beverages - 0.6%
Coca-Cola Co. (The)	119,140	5,734,208
PepsiCo, Inc.	33,005	3,718,674

		9,452,882

Biotechnology - 2.3%
AbbVie, Inc.	499,100	40,072,739

Capital Markets - 4.2%
Ameriprise Financial, Inc.	64,400	8,153,040
Eaton Vance Corp.(a)	135,240	5,209,445
Evercore, Inc., Class A(a)	148,925	13,321,341
Franklin Resources, Inc.(a)	106,260	3,146,359
Invesco Ltd.(a)	19,320	352,010
Janus Henderson Group plc(a)	404,915	8,839,295
Lazard Ltd., Class A	108,675	4,324,178
LPL Financial Holdings, Inc.(a)	188,370	13,255,597
T. Rowe Price Group, Inc.	163,415	15,272,766

		71,874,031

Chemicals - 2.2%
Chemours Co. (The)	285,775	10,216,457
Huntsman Corp.	498,295	10,947,541
LyondellBasell Industries NV, Class A	112,700	9,801,519
Trinseo SA	152,145	7,462,712

		38,428,229

Communications Equipment - 3.0%
Cisco Systems, Inc.	1,106,875	52,344,119

Consumer Finance - 1.3%
Navient Corp.	335,685	3,826,809
Santander Consumer USA Holdings, Inc.(a)	156,975	2,991,944
Synchrony Financial	500,710	15,041,328

		21,860,081

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - 0.4%
H&R Block, Inc.(a)	298,655	7,045,271

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	808,220	24,295,093
Verizon Communications, Inc.	346,150	19,059,019

		43,354,112

Electric Utilities - 2.1%
Edison International	185,955	10,593,856
Exelon Corp.	268,870	12,841,231
Portland General Electric Co.	165,830	8,012,906
PPL Corp.	170,660	5,345,071

		36,793,064

Electrical Equipment - 0.2%
Rockwell Automation, Inc.	22,540	3,820,981

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	122,360	10,188,917

Energy Equipment & Services - 0.1%
RPC, Inc.(a)	189,175	2,041,198

Entertainment - 1.0%
Activision Blizzard, Inc.	200,445	9,469,022
Viacom, Inc., Class B	43,470	1,278,887
Walt Disney Co. (The)	61,985	6,912,567

		17,660,476

Equity Real Estate Investment Trusts (REITs) - 6.7%
Apple Hospitality REIT, Inc.	152,145	2,496,699
Brixmor Property Group, Inc.	402,500	6,894,825
Gaming and Leisure Properties, Inc.	265,650	9,961,875
Host Hotels & Resorts, Inc.	730,940	13,200,776
Kimco Realty Corp.(a)	662,515	11,269,380
Lamar Advertising Co., Class A(a)	133,630	9,948,753
Medical Properties Trust, Inc.	463,680	8,438,976
Park Hotels & Resorts, Inc.	460,460	13,846,032
Public Storage	805	171,079
Retail Properties of America, Inc., Class A	577,185	7,295,618
Senior Housing Properties Trust	201,250	2,771,213
Simon Property Group, Inc.	54,740	9,969,249
Spirit Realty Capital, Inc.	239,890	9,528,431
Uniti Group, Inc.	70,035	1,394,397
Weingarten Realty Investors	251,965	7,228,876

		114,416,179

Food & Staples Retailing - 2.8%
Walgreens Boots Alliance, Inc.(a)	18,515	1,337,894
Walmart, Inc.	486,220	46,594,462

		47,932,356

Gas Utilities - 0.5%
National Fuel Gas Co.(a)	155,365	8,902,415

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - 0.5%
ResMed, Inc.	84,525	8,044,244

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	58,765	2,936,487
McKesson Corp.	92,575	11,872,744
UnitedHealth Group, Inc.	41,860	11,310,572

		26,119,803

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	66,815	3,899,323
McDonald’s Corp.	2,415	431,754
Wyndham Destinations, Inc.	187,565	7,903,989

		12,235,066

Household Products - 1.4%
Clorox Co. (The)(a)	36,225	5,375,066
Kimberly-Clark Corp.(a)	118,335	13,180,152
Procter & Gamble Co. (The)	55,545	5,358,426

		23,913,644

Industrial Conglomerates - 2.1%
3M Co.	183,540	36,763,062

Insurance - 2.9%
Aflac, Inc.	305,900	14,591,430
Allstate Corp. (The)	107,870	9,478,537
Principal Financial Group, Inc.(a)	189,980	9,512,299
Prudential Financial, Inc.	64,400	5,933,816
Travelers Cos., Inc. (The)(a)	82,110	10,308,089

		49,824,171

IT Services - 5.0%
Accenture plc, Class A	194,005	29,789,468
Broadridge Financial Solutions, Inc.	80,500	8,116,815
International Business Machines Corp.	300,265	40,361,621
Mastercard, Inc., Class A	11,270	2,379,435
Visa, Inc., Class A(a)	42,665	5,760,202

		86,407,541

Machinery - 2.8%
Caterpillar, Inc.(a)	178,710	23,797,024
Cummins, Inc.	75,670	11,131,814
Illinois Tool Works, Inc.(a)	90,160	12,379,869

		47,308,707

Media - 1.5%
CBS Corp. (Non-Voting), Class B	33,810	1,672,243
Comcast Corp., Class A	165,830	6,064,403
Interpublic Group of Cos., Inc. (The)	272,895	6,208,361
Omnicom Group, Inc.(a)	156,975	12,225,213

		26,170,220

Metals & Mining - 1.0%
Nucor Corp.	146,510	8,972,272
Steel Dynamics, Inc.	202,860	7,422,648

		16,394,920

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AGNC Investment Corp.(a)	201,250	3,604,387
Annaly Capital Management, Inc.(a)	393,645	4,109,654

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Chimera Investment Corp.(a)	526,470	10,018,724
New Residential Investment Corp.	218,960	3,717,941

		21,450,706

Multiline Retail - 1.7%
Kohl’s Corp.(a)	207,690	14,266,226
Macy’s, Inc.(a)	326,025	8,574,457
Nordstrom, Inc.(a)	138,460	6,425,929

		29,266,612

Multi-Utilities - 2.2%
Black Hills Corp.	139,265	9,454,701
CenterPoint Energy, Inc.	332,465	10,279,818
MDU Resources Group, Inc.(a)	50,715	1,303,883
NorthWestern Corp.	253,575	16,205,978

		37,244,380

Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	213,325	24,457,711
CVR Energy, Inc.	212,520	8,532,678
Exxon Mobil Corp.	631,120	46,248,474
HollyFrontier Corp.(a)	216,545	12,200,145
Occidental Petroleum Corp.	40,250	2,687,895
PBF Energy, Inc., Class A(a)	343,735	12,587,576
Phillips 66	140,875	13,440,884
Plains GP Holdings LP, Class A*(a)	146,510	3,346,288
Valero Energy Corp.	152,950	13,432,069

		136,933,720

Pharmaceuticals - 6.8%
Allergan plc	5,635	811,327
Johnson & Johnson	410,550	54,635,994
Merck & Co., Inc.	389,620	28,999,417
Pfizer, Inc.	753,480	31,985,226

		116,431,964

Professional Services - 0.8%
ManpowerGroup, Inc.	128,800	10,179,064
Nielsen Holdings plc	109,480	2,811,446

		12,990,510

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	223,790	10,544,985
KLA-Tencor Corp.	111,895	11,924,650
Lam Research Corp.(a)	16,905	2,866,750
Texas Instruments, Inc.	335,685	33,796,766

		59,133,151

Software - 3.7%
Intuit, Inc.(a)	59,570	12,856,398
Microsoft Corp.	466,900	48,758,367
Oracle Corp.(a)	49,105	2,466,544

		64,081,309

Specialty Retail - 4.9%
Best Buy Co., Inc.	209,300	12,398,932
Foot Locker, Inc.	177,905	9,943,111
Gap, Inc. (The)(a)	314,755	8,007,367
Home Depot, Inc. (The)	221,375	40,628,954
L Brands, Inc.(a)	242,305	6,745,771
Williams-Sonoma, Inc.(a)	130,410	7,098,216

		84,822,351

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	279,335	46,492,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
HP, Inc.	646,415	14,240,523
Seagate Technology plc(a)	231,035	10,230,230

		70,963,270

Tobacco - 3.3%
Altria Group, Inc.	605,360	29,874,516
Philip Morris International, Inc.	361,445	27,730,060

		57,604,576

Trading Companies & Distributors - 1.3%
Fastenal Co.	142,485	8,614,643
WW Grainger, Inc.	45,080	13,316,181

		21,930,824

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	66,815	2,884,404

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	276,920	10,030,042

TOTAL COMMON STOCKS (Cost $1,490,169,169)		1,704,000,494

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 9.3%
CERTIFICATES OF DEPOSIT - 3.6%
Bank of Montreal, Chicago (ICE LIBOR USD 1 Month + 0.33%), 2.84%, 8/6/2019(c)	5,000,000	5,001,285
Bank of Nova Scotia, Houston (SOFRRATE + 0.43%), 2.82%, 5/16/2019(c)	2,000,000	1,999,999
(ICE LIBOR USD 3 Month + 0.22%), 2.87%, 12/30/2019(c)	3,000,000	3,001,650
Canadian Imperial Bank of Commerce, New York (ICE LIBOR USD 1 Month + 0.25%), 2.76%, 10/15/2019(c)	5,000,000	4,999,995
China Construction Bank Corp., New York 2.86%, 4/18/2019	3,000,000	3,000,060
Cooperatieve Rabobank UA, London (ICE LIBOR USD 3 Month + 0.17%), 2.95%, 4/18/2019(c)	2,000,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (ICE LIBOR USD 1 Month + 0.20%), 2.71%, 4/15/2019(c)	1,500,000	1,500,027
Mizuho Bank Ltd., New York (ICE LIBOR USD 3 Month + 0.10%), 2.74%, 4/3/2019(c)	5,000,000	4,999,704
MUFG Bank Ltd., New York Branch (ICE LIBOR USD 3 Month + 0.10%), 2.88%, 10/24/2019(c)	2,500,000	2,500,598

Investments	Principal Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT - (continued)
Oversea-Chinese Banking Corp. Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 2.70%, 4/17/2019(c)	4,000,000	3,999,480
Royal Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.21%), 2.72%, 9/17/2019(c)	3,000,000	3,001,311
Sumitomo Mitsui Trust Bank, Ltd., New York 2.64%, 4/23/2019	2,000,000	2,000,320
Svenska Handelsbanken, New York (ICE LIBOR USD 3 Month + 0.02%), 2.78%, 7/19/2019(c)	5,000,000	5,000,245
The Sumitomo Bank Ltd., New York 2.76%, 3/7/2019	3,000,000	3,000,000
(ICE LIBOR USD 1 Month + 0.21%), 2.72%, 5/17/2019(c)	4,000,000	4,000,572
Toronto-Dominion Bank, New York 2.75%, 6/17/2019	2,000,000	2,000,370
(ICE LIBOR USD 1 Month + 0.21%), 2.72%, 9/17/2019(c)	3,000,000	2,997,531
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.21%), 2.97%, 10/25/2019(c)	3,000,000	3,000,000
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.85%, 2/15/2019(c)	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $61,005,737)		61,003,147

COMMERCIAL PAPER - 0.7%
Banco Santander SA, New York 2.76%, 2/7/2019	2,540,000	2,538,840
Macquarie Bank Ltd. 2.74%, 2/12/2019(d)	1,000,000	999,167
National Bank of Canada (ICE LIBOR USD 1 Month + 0.27%), 2.78%, 5/7/2019(c)(d)	5,000,000	4,999,995
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.43%), 2.95%, 2/1/2019(c)(d)	4,000,000	4,000,000

TOTAL COMMERCIAL PAPER (Cost $12,538,007)		12,538,002

REPURCHASE AGREEMENTS - 5.0%
Citadel Clearing LLC, 3.00%, dated 1/31/2019, due 5/3/2019, repurchase price $5,038,333, collateralized by various Common Stocks; total market value $5,555,820	5,000,000	5,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $38,499,415, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $39,339,197	38,496,688	38,496,688
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $17,001,147, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $17,355,410	17,000,000	17,000,000
ML Pierce Fenner & Smith, Inc., 2.94%, dated 1/31/2019, due 5/3/2019, repurchase price $8,060,107, collateralized by various Common Stocks; total market value $8,928,371	8,000,000	8,000,000
Societe Generale, 2.50%, dated 1/31/2019, due 2/1/2019, repurchase price $18,001,250, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.25%, maturing 9/30/2019 - 11/15/2048; Common Stocks; total market value $20,061,692	18,000,000	18,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $86,496,688)		86,496,688

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $160,040,432)		160,037,837

Total Investments — 108.3% (Cost $1,650,209,601)		1,864,038,331
Liabilities in excess of other assets — (8.3%)		(142,951,722)

Net Assets — 100.0%		1,721,086,609

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $176,169,323, collateralized in the form of cash with a value of $160,030,878 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $15,960,923 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $2,811,934 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 25, 2019 – October 22, 2071; a total value of $178,803,735.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $160,037,837.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFRRATE	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2019 (Unaudited)

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	126	03/15/2019	USD	$17,038,350	$803,264

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.1%
Boeing Co. (The)	14,490	5,587,634
Lockheed Martin Corp.	17,066	4,943,849

		10,531,483

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	14,007	1,215,387
Expeditors International of Washington, Inc.	15,295	1,059,944

		2,275,331

Auto Components - 0.5%
Delphi Technologies plc	99,337	1,779,126

Banks - 3.3%
Bank of America Corp.	66,332	1,888,472
Bank of Hawaii Corp.(a)	15,778	1,220,113
Citigroup, Inc.	5,957	383,988
Investors Bancorp, Inc.	13,202	160,272
JPMorgan Chase & Co.	30,590	3,166,065
Wells Fargo & Co.	88,067	4,307,357

		11,126,267

Beverages - 0.9%
Coca-Cola Co. (The)	12,075	581,170
PepsiCo, Inc.	21,252	2,394,463

		2,975,633

Biotechnology - 2.4%
AbbVie, Inc.	103,684	8,324,788

Capital Markets - 2.2%
Intercontinental Exchange, Inc.	7,406	568,485
Janus Henderson Group plc	72,772	1,588,613
MarketAxess Holdings, Inc.(a)	8,050	1,728,898
MSCI, Inc.	11,109	1,891,529
T. Rowe Price Group, Inc.	12,397	1,158,624
Virtu Financial, Inc., Class A	18,676	477,172

		7,413,321

Chemicals - 0.6%
LyondellBasell Industries NV, Class A	24,311	2,114,328

Communications Equipment - 3.8%
Cisco Systems, Inc.	233,611	11,047,464
Motorola Solutions, Inc.	14,812	1,731,671

		12,779,135

Consumer Finance - 1.1%
Navient Corp.	483	5,506
Santander Consumer USA Holdings, Inc.(a)	71,967	1,371,691
Synchrony Financial	81,305	2,442,402

		3,819,599

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - 0.5%
H&R Block, Inc.(a)	76,797	1,811,641

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	105,777	3,179,657
Verizon Communications, Inc.	83,398	4,591,894

		7,771,551

Electric Utilities - 4.0%
Duke Energy Corp.	16,905	1,483,921
Edison International	8,694	495,297
Exelon Corp.	66,010	3,152,638
NextEra Energy, Inc.	16,583	2,968,025
Portland General Electric Co.	38,962	1,882,644
PPL Corp.	70,035	2,193,496
Southern Co. (The)	29,463	1,431,902

		13,607,923

Electronic Equipment, Instruments & Components - 1.1%
CDW Corp.	23,184	1,930,532
Jabil, Inc.	68,103	1,814,945

		3,745,477

Energy Equipment & Services - 0.4%
RPC, Inc.(a)	115,115	1,242,091

Entertainment - 0.5%
Activision Blizzard, Inc.	14,772	697,829
Cinemark Holdings, Inc.	6,923	283,289
Walt Disney Co. (The)	7,245	807,963

		1,789,081

Equity Real Estate Investment Trusts (REITs) - 6.8%
Apple Hospitality REIT, Inc.	17,388	285,337
Brixmor Property Group, Inc.	117,530	2,013,289
CubeSmart(a)	6,762	209,284
EPR Properties(a)	16,905	1,235,079
Gaming and Leisure Properties, Inc.	7,084	265,650
HCP, Inc.(a)	49,266	1,553,850
Healthcare Trust of America, Inc., Class A	61,502	1,747,887
Kimco Realty Corp.	167,762	2,853,632
Medical Properties Trust, Inc.	133,630	2,432,066
Omega Healthcare Investors, Inc.(a)	43,309	1,740,589
Retail Properties of America, Inc., Class A	142,807	1,805,080
Senior Housing Properties Trust	149,408	2,057,348
Simon Property Group, Inc.	3,220	586,426
Spirit Realty Capital, Inc.	46,207	1,835,342
Uniti Group, Inc.	16,261	323,756
Ventas, Inc.	7,728	498,379
Weingarten Realty Investors	60,858	1,746,016

		23,189,010

Food & Staples Retailing - 2.7%
Walmart, Inc.	94,829	9,087,463

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - 0.1%
Flowers Foods, Inc.(a)	17,710	348,179

Health Care Providers & Services - 2.4%
Anthem, Inc.	4,814	1,458,642
Cardinal Health, Inc.	26,565	1,327,453
UnitedHealth Group, Inc.	19,320	5,220,264

		8,006,359

Hotels, Restaurants & Leisure - 2.3%
Cracker Barrel Old Country Store, Inc.(a)	147	24,590
Darden Restaurants, Inc.	3,381	354,768
McDonald’s Corp.	8,533	1,525,530
Starbucks Corp.	59,892	4,081,041
Wyndham Destinations, Inc.	40,411	1,702,920

		7,688,849

Household Products - 2.1%
Clorox Co. (The)(a)	8,050	1,194,459
Colgate-Palmolive Co.	31,395	2,030,628
Kimberly-Clark Corp.(a)	23,184	2,582,234
Procter & Gamble Co. (The)	13,846	1,335,724

		7,143,045

Industrial Conglomerates - 0.0%(b)
3M Co.	644	128,993

Insurance - 4.9%
Aflac, Inc.	48,944	2,334,629
Allstate Corp. (The)	16,261	1,428,854
Everest Re Group Ltd.	7,728	1,692,818
Fidelity National Financial, Inc.	54,096	1,956,111
First American Financial Corp.	36,064	1,806,085
Marsh & McLennan Cos., Inc.	28,175	2,484,753
Mercury General Corp.(a)	5,635	291,330
Principal Financial Group, Inc.(a)	644	32,245
Progressive Corp. (The)	36,547	2,459,248
Reinsurance Group of America, Inc.	14,329	2,069,824

		16,555,897

IT Services - 3.7%
Broadridge Financial Solutions, Inc.	15,778	1,590,896
International Business Machines Corp.	59,409	7,985,758
Mastercard, Inc., Class A	483	101,976
Paychex, Inc.	16,261	1,151,279
Visa, Inc., Class A(a)	6,762	912,937
Western Union Co. (The)(a)	40,089	731,624

		12,474,470

Machinery - 0.8%
Cummins, Inc.	9,821	1,444,767
Toro Co. (The)(a)	21,735	1,293,233

		2,738,000

Media - 2.2%
CBS Corp. (Non-Voting), Class B	34,615	1,712,058
Comcast Corp., Class A	10,787	394,481
Interpublic Group of Cos., Inc. (The)(a)	72,128	1,640,912

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Omnicom Group, Inc.(a)	23,345	1,818,109
Tribune Media Co., Class A	41,216	1,892,226

		7,457,786

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.(a)	12,236	219,147
Annaly Capital Management, Inc.	38,318	400,040
Chimera Investment Corp.(a)	78,246	1,489,021
New Residential Investment Corp.(a)	22,379	379,995

		2,488,203

Multiline Retail - 1.9%
Kohl’s Corp.	40,894	2,809,009
Macy’s, Inc.	76,153	2,002,824
Nordstrom, Inc.(a)	34,615	1,606,482

		6,418,315

Multi-Utilities - 2.7%
Black Hills Corp.	18,837	1,278,844
CenterPoint Energy, Inc.	53,291	1,647,758
CMS Energy Corp.(a)	17,549	915,005
Consolidated Edison, Inc.	5,635	437,558
DTE Energy Co.	11,431	1,346,000
NorthWestern Corp.	46,690	2,983,958
WEC Energy Group, Inc.	5,957	435,039

		9,044,162

Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	37,352	4,282,407
CVR Energy, Inc.	5,313	213,317
Exxon Mobil Corp.	146,832	10,759,849
HollyFrontier Corp.	37,996	2,140,695
Occidental Petroleum Corp.	19,803	1,322,444
Phillips 66	13,524	1,290,325
Plains GP Holdings LP, Class A*(a)	83,237	1,901,133
Valero Energy Corp.	33,810	2,969,194

		24,879,364

Pharmaceuticals - 6.9%
Eli Lilly & Co.	147	17,619
Johnson & Johnson	91,931	12,234,178
Merck & Co., Inc.	66,815	4,973,040
Pfizer, Inc.	149,891	6,362,873

		23,587,710

Professional Services - 0.2%
Nielsen Holdings plc	16,583	425,851
Thomson Reuters Corp.	7,522	393,702

		819,553

Semiconductors & Semiconductor Equipment - 4.6%
Broadcom, Inc.	9,338	2,504,919
Intel Corp.	32,361	1,524,850
KLA-Tencor Corp.	14,490	1,544,199
Lam Research Corp.	10,626	1,801,957
Skyworks Solutions, Inc.	25,277	1,846,232
Texas Instruments, Inc.	62,629	6,305,488

		15,527,645

Software - 3.1%
j2 Global, Inc.(a)	14,973	1,125,371
Microsoft Corp.	91,287	9,533,101

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Oracle Corp.	483	24,261

		10,682,733

Specialty Retail - 4.7%
Aaron’s, Inc.(a)	10,948	548,057
Dick’s Sporting Goods, Inc.(a)	46,207	1,631,569
Foot Locker, Inc.(a)	48,783	2,726,482
Gap, Inc. (The)(a)	72,289	1,839,032
Home Depot, Inc. (The)	33,488	6,146,053
L Brands, Inc.(a)	51,037	1,420,870
Williams-Sonoma, Inc.(a)	30,429	1,656,250

		15,968,313

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	47,334	7,878,271
HP, Inc.	60,536	1,333,608
Seagate Technology plc(a)	48,783	2,160,111
Western Digital Corp.	41,055	1,847,065

		13,219,055

Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands, Inc.	24,955	374,075
NIKE, Inc., Class B	43,309	3,546,141
Tapestry, Inc.	46,207	1,788,673

		5,708,889

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.(a)	38,640	448,997

Tobacco - 3.3%
Altria Group, Inc.	96,278	4,751,319
Philip Morris International, Inc.	85,169	6,534,166

		11,285,485

Trading Companies & Distributors - 1.7%
Fastenal Co.	27,370	1,654,790
MSC Industrial Direct Co., Inc., Class A	19,642	1,639,911
WW Grainger, Inc.	8,855	2,615,678

		5,910,379

Transportation Infrastructure - 0.0%(b)
Macquarie Infrastructure Corp.	644	27,801

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	59,892	2,169,288

TOTAL COMMON STOCKS (Cost $298,090,618)		336,110,718

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 6.7%
CERTIFICATES OF DEPOSIT - 0.2%
Westpac Banking Corp., New York (US Federal Funds Effective Rate (continuous series) + 0.45%), 2.85%, 2/15/2019(d) (Cost $500,000)	500,000	500,000

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - 6.5%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $1,365,291, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $1,395,071	1,365,194	1,365,194
Citigroup Global Markets, Ltd., 2.43%, dated 1/31/2019, due 2/1/2019, repurchase price $10,000,675, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 3.63%, maturing 2/28/2019 - 8/15/2048; total market value $10,209,065	10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 2.94%, dated 1/31/2019, due 5/3/2019, repurchase price $1,007,513, collateralized by various Common Stocks; total market value $1,116,046	1,000,000	1,000,000
Societe Generale, 2.50%, dated 1/31/2019, due 2/1/2019, repurchase price $10,000,694, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 4.25%, maturing 9/30/2019 - 11/15/2048; Common Stocks; total market value $11,145,384	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,365,194)		22,365,194

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $22,865,194)		22,865,194

Total Investments - 105.5% (Cost $320,955,812)		358,975,912
Liabilities in excess of other assets - (5.5%)		(18,815,880)

Net Assets - 100.0%		340,160,032

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $28,352,972, collateralized in the form of cash with a value of $22,865,194 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,815,570 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $2,303,439 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 25, 2019 – October 22, 2071; a total value of $28,984,203.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $22,865,194.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	29	03/15/2019	USD	$3,921,525	$187,967

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%
Aerospace & Defense - 4.0%
Boeing Co. (The)	5,616	2,165,642

Airlines - 0.6%
Copa Holdings SA, Class A	3,692	350,186

Auto Components - 0.1%
Dana, Inc.	2,600	45,812

Banks - 7.4%
Bank of America Corp.	10,608	302,010
Bank of NT Butterfield & Son Ltd. (The)	6,942	243,317
Citigroup, Inc.	4,940	318,432
JPMorgan Chase & Co.	20,254	2,096,289
Regions Financial Corp.	22,542	341,962
Wells Fargo & Co.	13,962	682,882

		3,984,892

Beverages - 0.5%
Coca-Cola Co. (The)	3,432	165,182
PepsiCo, Inc.	754	84,953

		250,135

Biotechnology - 4.6%
AbbVie, Inc.	14,768	1,185,723
Amgen, Inc.	6,838	1,279,458

		2,465,181

Capital Markets - 6.1%
Ameriprise Financial, Inc.	2,366	299,536
BlackRock, Inc.	910	377,723
Eaton Vance Corp.	10,036	386,587
Evercore, Inc., Class A	5,044	451,186
Franklin Resources, Inc.(a)	13,078	387,239
Janus Henderson Group plc	17,160	374,603
Lazard Ltd., Class A	4,004	159,319
Moelis & Co., Class A	3,042	133,087
Morgan Stanley	8,164	345,337
T. Rowe Price Group, Inc.	4,316	403,373

		3,317,990

Chemicals - 2.7%
Chemours Co. (The)	12,194	435,936
Huntsman Corp.	19,136	420,418
LyondellBasell Industries NV, Class A	5,070	440,938
Trinseo SA	2,808	137,732

		1,435,024

Communications Equipment - 3.4%
Cisco Systems, Inc.	39,312	1,859,064

Consumer Finance - 0.5%
Navient Corp.	10,790	123,006

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - (continued)
Santander Consumer USA Holdings, Inc.(a)	6,864	130,828

		253,834

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	18,954	569,757
Verizon Communications, Inc.	14,976	824,579

		1,394,336

Electrical Equipment - 1.3%
Eaton Corp. plc	6,344	483,730
Emerson Electric Co.	3,640	238,311

		722,041

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	4,160	346,403

Entertainment - 1.6%
Activision Blizzard, Inc.	7,436	351,277
Viacom, Inc., Class B	9,542	280,726
Walt Disney Co. (The)	1,430	159,473
World Wrestling Entertainment, Inc., Class A	572	47,098

		838,574

Equity Real Estate Investment Trusts (REITs) - 6.5%
Apple Hospitality REIT, Inc.	9,022	148,051
Brixmor Property Group, Inc.	21,528	368,775
Gaming and Leisure Properties, Inc.	2,756	103,350
Host Hotels & Resorts, Inc.	8,450	152,607
Kimco Realty Corp.	11,336	192,825
Lamar Advertising Co., Class A(a)	4,186	311,648
Medical Properties Trust, Inc.	17,602	320,356
Outfront Media, Inc.	4,056	84,162
Park Hotels & Resorts, Inc.	11,492	345,565
Ryman Hospitality Properties, Inc.(a)	4,420	355,147
Senior Housing Properties Trust	9,984	137,480
Simon Property Group, Inc.(a)	3,250	591,890
Spirit Realty Capital, Inc.	3,396	134,889
Uniti Group, Inc.	3,718	74,025
Weyerhaeuser Co.	6,526	171,242

		3,492,012

Food & Staples Retailing - 1.3%
Walgreens Boots Alliance, Inc.	8,554	618,112
Walmart, Inc.	624	59,798

		677,910

Health Care Equipment & Supplies - 0.5%
ResMed, Inc.	2,652	252,391

Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	520	43,352
Cardinal Health, Inc.	6,084	304,018
Humana, Inc.	494	152,641
UnitedHealth Group, Inc.	936	252,907

		752,918

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	2,938	171,462

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
McDonald’s Corp.	442	79,021
Wyndham Destinations, Inc.	3,354	141,337

		391,820

Household Products - 1.1%
Kimberly-Clark Corp.	2,366	263,525
Procter & Gamble Co. (The)	3,432	331,085

		594,610

Independent Power and Renewable Electricity Producers - 0.8%
AES Corp.	26,104	427,845

Industrial Conglomerates - 1.9%
3M Co.	5,252	1,051,976

Insurance - 0.8%
Principal Financial Group, Inc.	4,238	212,197
Prudential Financial, Inc.	2,496	229,981

		442,178

IT Services - 3.6%
Broadridge Financial Solutions, Inc.	2,366	238,564
International Business Machines Corp.	9,386	1,261,666
Mastercard, Inc., Class A	338	71,362
Paychex, Inc.	2,652	187,762
Visa, Inc., Class A(a)	1,534	207,105

		1,966,459

Machinery - 2.6%
Caterpillar, Inc.	5,096	678,584
Cummins, Inc.	3,094	455,158
Illinois Tool Works, Inc.	2,106	289,175

		1,422,917

Media - 1.9%
Comcast Corp., Class A	2,392	87,475
Interpublic Group of Cos., Inc. (The)	11,570	263,218
Nexstar Media Group, Inc., Class A(a)	3,718	310,342
Omnicom Group, Inc.	3,822	297,657
Tribune Media Co., Class A	1,664	76,394

		1,035,086

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	14,794	172,202
Nucor Corp.	2,704	165,593

		337,795

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp.	8,736	156,462
Chimera Investment Corp.(a)	16,926	322,102
New Residential Investment Corp.(a)	6,942	117,875

		596,439

Multiline Retail - 1.0%
Kohl’s Corp.	5,148	353,616
Macy’s, Inc.	6,864	180,523

		534,139

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	7,098	219,470

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	13,676	1,567,953
CVR Energy, Inc.	7,852	315,258
Exxon Mobil Corp.	10,608	777,354
Murphy Oil Corp.(a)	4,550	124,443
PBF Energy, Inc., Class A(a)	8,034	294,205
Phillips 66	5,070	483,729
Plains GP Holdings LP, Class A*(a)	12,116	276,729
Valero Energy Corp.	4,446	390,448

		4,230,119

Paper & Forest Products - 0.3%
Domtar Corp.	3,848	180,471

Pharmaceuticals - 4.8%
Allergan plc	2,600	374,348
Johnson & Johnson	4,030	536,312
Merck & Co., Inc.	10,426	776,007
Pfizer, Inc.	20,852	885,168

		2,571,835

Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	6,682	261,133
Cypress Semiconductor Corp.(a)	10,920	151,460
Intel Corp.	3,198	150,690
KLA-Tencor Corp.	4,186	446,102
Lam Research Corp.	1,092	185,181
Maxim Integrated Products, Inc.	2,834	153,801
QUALCOMM, Inc.	7,930	392,694
Texas Instruments, Inc.	11,388	1,146,544

		2,887,605

Software - 3.5%
Intuit, Inc.	2,392	516,241
Microsoft Corp.	13,078	1,365,736
Oracle Corp.	650	32,649

		1,914,626

Specialty Retail - 5.3%
Best Buy Co., Inc.	5,278	312,669
Home Depot, Inc. (The)	9,932	1,822,820
L Brands, Inc.(a)	4,680	130,291
Lowe’s Cos., Inc.	6,474	622,540

		2,888,320

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	12,948	2,155,065
HP, Inc.	19,656	433,022
Seagate Technology plc	7,098	314,299

		2,902,386

Tobacco - 3.4%
Altria Group, Inc.	16,874	832,732
Philip Morris International, Inc.	12,792	981,402

		1,814,134

Trading Companies & Distributors - 0.7%
Fastenal Co.	6,344	383,558

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	1,846	79,692

TOTAL COMMON STOCKS (Cost $48,910,774)		53,477,825

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.8%
REPURCHASE AGREEMENTS - 1.8%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $998,100, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $1,019,871 (Cost $998,029)	998,029	998,029

Total Investments — 100.6% (Cost $49,908,803)		54,475,854
Liabilities in excess of other assets — (0.6%)		(350,512)

Net Assets — 100.0%		54,125,342

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $3,105,931, collateralized in the form of cash with a value of $998,029 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,441,593 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 12, 2019 – February 15, 2048 and $775,349 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from May 25, 2019 – October 22, 2071; a total value of $3,214,971.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $998,029.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	4	03/15/2019	USD	$540,900	$23,912

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%
Airlines - 0.8%
Aeroflot PJSC	3,532,648	5,822,394

Auto Components - 0.8%
Bridgestone Corp.	159,500	6,137,885

Automobiles - 2.8%
Ford Otomotiv Sanayi A/S	517,099	5,989,313
Subaru Corp.	255,200	5,984,291
Tofas Turk Otomobil Fabrikasi A/S	1,693,252	6,889,601
Toyota Motor Corp.	31,900	1,956,561

		20,819,766

Banks - 10.1%
ABN AMRO Group NV, CVA(a)	215,963	5,382,362
Absa Group Ltd.	154,715	2,154,468
Agricultural Bank of China Ltd., Class H	4,121,000	1,937,947
Aozora Bank Ltd.	31,900	981,944
Australia & New Zealand Banking Group Ltd.	261,899	4,779,820
Bank of China Ltd., Class H	6,974,000	3,217,388
Bank Polska Kasa Opieki SA	48,169	1,434,570
Commonwealth Bank of Australia	42,427	2,162,711
Danske Bank A/S	183,744	3,402,719
HSBC Holdings plc	1,342,990	11,287,038
National Australia Bank Ltd.	248,501	4,323,301
National Bank of Canada	65,076	3,062,283
Resona Holdings, Inc.	861,300	4,352,007
Royal Bank of Canada	177,364	13,507,917
Skandinaviska Enskilda Banken AB, Class A	561,121	5,879,607
Swedbank AB, Class A	260,304	5,901,058
Toronto-Dominion Bank (The)	2,233	125,822
VTB Bank PJSC	384,836,732	221,985

		74,114,947

Capital Markets - 4.6%
Banca Generali SpA	163,009	3,853,120
China Huarong Asset Management Co. Ltd., Class H(a)	26,311,000	5,331,476
CI Financial Corp.	334,950	4,511,738
Coronation Fund Managers Ltd.(b)	1,693,571	5,268,320
IG Group Holdings plc	252,967	2,113,061
Macquarie Group Ltd.	73,370	6,231,416
Natixis SA	245,311	1,258,788
SBI Holdings, Inc.	223,300	4,756,128

		33,324,047

Chemicals - 0.5%
BASF SE	957	70,081
Mitsubishi Gas Chemical Co., Inc.	63,800	1,005,394

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	5,072,000	2,398,094

		3,473,569

Commercial Services & Supplies - 0.6%
Edenred	99,528	4,047,369

Diversified Financial Services - 0.7%
AMP Ltd.(b)	2,950,431	4,861,953

Diversified Telecommunication Services - 3.9%
O2 Czech Republic A/S	545,490	5,917,998
Proximus SADP	144,826	3,890,288
Spark New Zealand Ltd.	1,962,488	5,519,591
Telenor ASA	296,351	5,607,924
Telia Co. AB	398,750	1,735,641
Telstra Corp. Ltd.	2,476,716	5,616,341

		28,287,783

Electric Utilities - 2.1%
EDP - Energias de Portugal SA	457,446	1,674,419
Endesa SA	238,612	5,974,214
Federal Grid Co. Unified Energy System PJSC	2,263,248,762	5,743,946
Red Electrica Corp. SA	71,137	1,640,686

		15,033,265

Electrical Equipment - 0.9%
Mitsubishi Electric Corp.	255,200	3,202,018
Signify NV(a)	124,729	3,101,416

		6,303,434

Electronic Equipment, Instruments & Components - 0.7%
AU Optronics Corp.	3,344,000	1,295,301
Innolux Corp.	3,648,000	1,240,877
Kingboard Laminates Holdings Ltd.	1,585,000	1,632,126
Omron Corp.	31,900	1,304,374

		5,472,678

Equity Real Estate Investment Trusts (REITs) - 2.0%
Covivio	14,993	1,536,292
Growthpoint Properties Ltd.	898,942	1,759,271
H&R REIT	93,467	1,579,253
Hui Xian REIT	11,729,000	5,824,707
RioCan REIT	195,228	3,705,957

		14,405,480

Food & Staples Retailing - 0.7%
President Chain Store Corp.	513,000	5,385,235

Food Products - 1.7%
MOWI ASA	244,673	5,391,026
Nestle SA (Registered)	68,266	5,947,902
Uni-President Enterprises Corp.	608,000	1,422,951

		12,761,879

Gas Utilities - 0.2%
Naturgy Energy Group SA	59,653	1,666,729

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - 0.9%
Sands China Ltd.	1,394,800	6,630,308

Household Durables - 1.2%
Panasonic Corp.	191,400	1,867,746
Persimmon plc	210,859	6,587,644

		8,455,390

Insurance - 8.3%
Admiral Group plc	69,861	1,903,221
Aegon NV	915,849	4,710,093
Allianz SE (Registered)	45,298	9,611,622
Assicurazioni Generali SpA	124,410	2,183,426
BB Seguridade Participacoes SA	665,700	5,676,030
Legal & General Group plc	1,860,408	6,348,228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	30,305	6,763,440
Poste Italiane SpA(a)	738,804	6,369,923
Powszechny Zaklad Ubezpieczen SA	287,100	3,452,637
Sampo OYJ, Class A	45,617	2,092,159
Sompo Holdings, Inc.	63,800	2,395,358
Tokio Marine Holdings, Inc.	95,700	4,671,124
Zurich Insurance Group AG*	13,079	4,109,187

		60,286,448

Interactive Media & Services - 0.6%
Tencent Holdings Ltd.	95,100	4,193,432

IT Services - 1.2%
Cielo SA	2,187,300	7,169,310
Nomura Research Institute Ltd.	31,900	1,301,442

		8,470,752

Machinery - 2.0%
Atlas Copco AB, Class A*	15,312	398,571
Atlas Copco AB, Class B*	18,502	441,933
FANUC Corp.	31,900	5,381,641
Kone OYJ, Class B	46,893	2,280,895
Sinotruk Hong Kong Ltd.(b)	3,328,500	6,125,319

		14,628,359

Marine - 0.6%
Kuehne + Nagel International AG (Registered)	33,176	4,494,360

Media - 2.4%
Eutelsat Communications SA	258,709	5,491,829
ITV plc	1,006,764	1,712,382
ProSiebenSat.1 Media SE	278,806	5,000,286
Smiles Fidelidade SA*	412,100	5,056,789

		17,261,286

Metals & Mining - 6.0%
Alrosa PJSC	1,797,707	2,705,944
Assore Ltd.	53,911	1,396,405
BHP Group plc	125,686	2,794,469
Eregli Demir ve Celik Fabrikalari TAS	3,336,102	5,472,190
Evraz plc	750,607	4,919,157
Kumba Iron Ore Ltd.(b)	246,587	6,292,707

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Magnitogorsk Iron & Steel Works PJSC	2,264,648	1,497,573
MMC Norilsk Nickel PJSC	10,144	2,106,297
Novolipetsk Steel PJSC	2,188,568	5,081,127
Rio Tinto plc	115,159	6,343,472
Severstal PJSC	354,089	5,399,578

		44,008,919

Multiline Retail - 0.3%
Wesfarmers Ltd.	106,865	2,509,823

Multi-Utilities - 1.6%
AGL Energy Ltd.	426,184	6,656,309
Centrica plc	1,109,801	1,991,287
Engie SA	176,088	2,825,699

		11,473,295

Oil, Gas & Consumable Fuels - 9.1%
BP plc	1,920,061	13,136,395
Bukit Asam Tbk. PT	11,324,500	3,493,190
China Petroleum & Chemical Corp., Class H	2,536,000	2,123,379
Coal India Ltd.	317,317	1,002,324
Enagas SA	15,312	446,799
Eni SpA	221,386	3,761,159
Formosa Petrochemical Corp.	788,000	2,757,352
Inter Pipeline Ltd.	304,326	4,894,057
Pilipinas Shell Petroleum Corp.	5,869,640	5,406,692
Royal Dutch Shell plc, Class A	57,739	1,794,004
Royal Dutch Shell plc, Class B	30,624	954,135
Snam SpA	411,510	1,969,020
TOTAL SA	199,375	10,976,521
TransCanada Corp.	151,844	6,460,856
Tupras Turkiye Petrol Rafinerileri A/S	226,490	6,082,442
Vermilion Energy, Inc.(b)	56,463	1,384,382

		66,642,707

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	83,259	2,413,228

Personal Products - 2.7%
L’Oreal SA	1,595	384,521
Pola Orbis Holdings, Inc.	191,400	5,707,002
Unilever NV, CVA	255,838	13,693,167

		19,784,690

Pharmaceuticals - 6.7%
AstraZeneca plc	123,453	8,983,760
GlaxoSmithKline plc	876,293	17,027,974
Livzon Pharmaceutical Group, Inc., Class H	126,800	407,224
Novartis AG (Registered)	37,323	3,254,147
Orion OYJ, Class B	156,948	5,552,174
Roche Holding AG	34,452	9,166,017
Sanofi	52,316	4,551,474

		48,942,770

Professional Services - 0.7%
Adecco Group AG (Registered)	97,933	4,908,989

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - 3.4%
Agile Group Holdings Ltd.	4,438,000	5,870,804
Daito Trust Construction Co. Ltd.	5,500	765,391
Land & Houses PCL, NVDR	17,385,500	5,954,224
SOHO China Ltd.*	13,155,500	5,314,710
Wharf Holdings Ltd. (The)	1,902,000	5,732,639
Yuzhou Properties Co. Ltd.	2,853,000	1,407,103

		25,044,871

Road & Rail - 0.8%
Aurizon Holdings Ltd.	1,798,841	5,771,149

Semiconductors & Semiconductor Equipment - 3.2%
Disco Corp.(b)	31,900	4,713,333
Novatek Microelectronics Corp.	1,216,000	6,253,861
Taiwan Semiconductor Manufacturing Co. Ltd.	435,222	3,130,839
Tokyo Electron Ltd.	47,000	6,752,228
Vanguard International Semiconductor Corp.	1,216,000	2,636,121

		23,486,382

Software - 0.8%
SAP SE	3,828	396,418
Trend Micro, Inc.	95,700	5,082,661

		5,479,079

Specialty Retail - 1.4%
CECONOMY AG	1,173,282	5,519,758
Hennes & Mauritz AB, Class B	323,466	5,026,867

		10,546,625

Technology Hardware, Storage & Peripherals - 2.2%
Asustek Computer, Inc.	196,000	1,505,656
Brother Industries Ltd.	127,600	2,147,967
Canon, Inc.	63,800	1,825,537
Chicony Electronics Co. Ltd.	608,000	1,327,956
Compal Electronics, Inc.	2,432,000	1,440,763
Inventec Corp.	1,824,000	1,404,150
Lite-On Technology Corp.	1,216,000	1,791,058
Pegatron Corp.	608,000	1,025,158
Samsung Electronics Co. Ltd.	80,201	3,326,541

		15,794,786

Textiles, Apparel & Luxury Goods - 1.3%
HUGO BOSS AG	68,904	4,952,563
Ruentex Industries Ltd.*	1,824,000	4,868,512

		9,821,075

Tobacco - 1.9%
British American Tobacco plc	13,079	462,292
Imperial Brands plc	199,056	6,611,667
Japan Tobacco, Inc.	255,200	6,448,590
KT&G Corp.	4,438	395,278

		13,917,827

Trading Companies & Distributors - 1.9%
ITOCHU Corp.	127,600	2,334,975
Marubeni Corp.	765,600	5,955,683
Mitsubishi Corp.	127,600	3,729,630
Sumitomo Corp.	127,600	1,971,510

		13,991,798

Transportation Infrastructure - 1.5%
Aena SME SA(a)	37,323	6,458,202

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Atlantia SpA	73,370	1,737,649
Sydney Airport	633,215	3,028,809

		11,224,660

Wireless Telecommunication Services - 2.4%
Freenet AG	70,499	1,503,012
Intouch Holdings PCL, NVDR	1,212,200	2,104,884
NTT DOCOMO, Inc.	287,100	6,873,464
Vodafone Group plc	3,988,138	7,270,178

		17,751,538

TOTAL COMMON STOCKS (Cost $735,879,462)		719,852,959

Total Investments — 98.5% (Cost $735,879,462)		719,852,959
Other Assets Less Liabilities — 1.5%		10,830,603

Net Assets — 100.0%		730,683,562

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $14,220,215, collateralized by $1,634,490 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from February 15, 2019 – February 15, 2041 and $13,250,031 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from April 25, 2019 – November 2, 2086; a total value of $14,884,521.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	60	03/15/2019	EUR	$2,170,057	$78,013
FTSE 100 Index	19	03/15/2019	GBP	1,725,180	39,783
Hang Seng Index	1	02/27/2019	HKD	178,769	2,590
MSCI Emerging Markets E-Mini Index	27	03/15/2019	USD	1,437,210	97,093
S&P/TSX 60 Index	3	03/14/2019	CAD	423,879	18,981
SPI 200 Index	7	03/21/2019	AUD	740,598	25,280
TOPIX Index	11	03/07/2019	JPY	1,584,857	32,427

					$294,167

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	619,784	Citibank NA	USD		446,698	03/20/2019	$5,510
CAD	260,000	Goldman Sachs & Co.	USD		193,393	03/20/2019	4,783
CAD	150,116	Societe Generale	USD		112,549	03/20/2019	1,871
CZK	1,820,806	Citibank NA	USD		80,507	03/20/2019	716
EUR	950,283	Goldman Sachs & Co.	USD		1,087,675	03/20/2019	6,715
GBP	340,373	Bank of New York	USD		431,995	03/20/2019	16,729
GBP	217,284	Citibank NA	USD		280,000	03/20/2019	6,453
JPY	74,173,841	Citibank NA	USD		657,856	03/20/2019	26,057
NOK	902,040	Goldman Sachs & Co.	USD		105,509	03/20/2019	1,788
RUB*	9,736,485	Goldman Sachs & Co.	USD		146,324	03/20/2019	1,519
SGD	17,194	Morgan Stanley	USD		12,561	03/20/2019	238
USD	255,522	Goldman Sachs & Co.	CHF		251,603	03/20/2019	876
USD	430,000	Goldman Sachs & Co.	JPY		46,294,531	03/20/2019	3,145

Total unrealized appreciation							$76,400

HKD	2,263,627	Citibank NA	USD		290,195	03/20/2019	$(1,193)
SEK	780,019	Goldman Sachs & Co.	USD		86,734	03/20/2019	(223)
TWD*	3,873,072	BNP Paribas SA	USD		126,908	03/20/2019	(486)
USD	180,000	Toronto-Dominion Bank (The)	AUD		253,878	03/20/2019	(5,235)
USD	467,621	Goldman Sachs & Co.	BRL	*	1,810,396	03/20/2019	(27,882)
USD	250,000	Morgan Stanley	BRL	*	972,950	03/20/2019	(16,295)
USD	100,000	Toronto-Dominion Bank (The)	CAD		135,265	03/20/2019	(3,101)
USD	194,813	Goldman Sachs & Co.	EUR		170,000	03/20/2019	(966)
USD	540,000	Toronto-Dominion Bank (The)	EUR		469,715	03/20/2019	(945)
USD	250,000	Toronto-Dominion Bank (The)	GBP		196,434	03/20/2019	(8,966)
USD	100,936	Goldman Sachs & Co.	INR	*	7,340,681	03/20/2019	(1,781)
USD	265,928	BNP Paribas SA	KRW	*	298,079,395	03/20/2019	(2,318)
USD	145,384	Goldman Sachs & Co.	RUB	*	9,736,485	03/20/2019	(2,460)

Total unrealized depreciation							$(71,851)

Net unrealized appreciation							$4,549

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2019 (Unaudited)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
NOK	—	Norwegian Krone
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2019 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	6.3%
Belgium	0.5
Brazil	2.4
Canada	5.4
China	6.3
Czech Republic	0.8
Denmark	0.5
Finland	1.7
France	4.3
Germany	4.6
Hong Kong	1.7
India	0.1
Indonesia	0.5
Italy	2.7
Japan	13.6
Netherlands	3.7
New Zealand	0.8
Norway	1.5
Philippines	0.7
Poland	0.7
Portugal	0.2
Russia	3.9
South Africa	2.3
South Korea	0.5
Spain	2.2
Sweden	2.7
Switzerland	4.4
Taiwan	5.1
Thailand	1.1
Turkey	3.3
United Kingdom	14.0
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%
Air Freight & Logistics - 0.7%
Royal Mail plc	177,364	625,513

Airlines - 1.5%
Aeroflot PJSC	468,424	772,041
Japan Airlines Co. Ltd.	19,100	695,694

		1,467,735

Auto Components - 0.9%
Bridgestone Corp.	20,100	773,489
Nokian Renkaat OYJ	3,696	123,073

		896,562

Automobiles - 4.2%
Ford Otomotiv Sanayi A/S	70,092	811,842
Subaru Corp.	32,900	771,486
Tofas Turk Otomobil Fabrikasi A/S	216,612	881,363
Toyota Motor Corp.	26,400	1,619,223

		4,083,914

Banks - 10.5%
ABN AMRO Group NV, CVA(a)	29,216	728,139
Absa Group Ltd.	20,416	284,301
Aozora Bank Ltd.	5,700	175,457
Australia & New Zealand Banking Group Ltd.	68,244	1,245,496
Bank Polska Kasa Opieki SA	6,688	199,182
Commonwealth Bank of Australia	20,548	1,047,432
CTBC Financial Holding Co. Ltd.	204,000	137,454
Danske Bank A/S	36,432	674,677
DNB ASA	14,740	261,343
HSBC Holdings plc	169,840	1,427,405
Mizuho Financial Group, Inc.	88,000	145,063
National Australia Bank Ltd.	31,724	551,919
National Bank of Canada	11,088	521,768
Royal Bank of Canada	12,496	951,687
Sberbank of Russia PJSC	46,332	154,183
Skandinaviska Enskilda Banken AB, Class A	75,724	793,460
Swedbank AB, Class A	35,156	796,982
Toronto-Dominion Bank (The)	792	44,626

		10,140,574

Beverages - 0.0%(b)
Coca-Cola Amatil Ltd.	6,952	42,580

Capital Markets - 2.8%
China Huarong Asset Management Co. Ltd., Class H(a)	3,388,000	686,520
CI Financial Corp.	13,596	183,137
Coronation Fund Managers Ltd.	219,780	683,686
IG Group Holdings plc	88,440	738,749
Natixis SA	31,020	159,176
Singapore Exchange Ltd.	44,000	249,998

		2,701,266

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - 0.6%
BASF SE	484	35,443
Formosa Chemicals & Fibre Corp.	155,000	537,327
Israel Chemicals Ltd.	5,324	30,846

		603,616

Commercial Services & Supplies - 0.1%
Edenred	836	33,996
Societe BIC SA	748	75,144

		109,140

Construction & Engineering - 0.0%(b)
Kajima Corp.	1,500	21,308

Diversified Financial Services - 0.6%
AMP Ltd.	377,740	622,470

Diversified Telecommunication Services - 4.2%
BCE, Inc.	5,368	233,514
HKT Trust & HKT Ltd.	150,000	220,985
Maroc Telecom	15,004	234,358
O2 Czech Republic A/S	69,344	752,310
Proximus SADP	6,864	184,379
Spark New Zealand Ltd.	259,160	728,900
Telenor ASA	38,896	736,039
Telia Co. AB	55,396	241,122
Telstra Corp. Ltd.	339,328	769,479

		4,101,086

Electric Utilities - 3.9%
EDP - Energias de Portugal SA	64,372	235,625
Emera, Inc.(c)	5,896	206,515
Endesa SA	32,032	801,997
Enel SpA	191,884	1,159,453
Federal Grid Co. Unified Energy System PJSC	282,359,572	716,606
Fortis, Inc.	6,028	215,086
Fortum OYJ	7,568	172,115
SSE plc	16,456	253,270

		3,760,667

Electrical Equipment - 1.0%
Signify NV(a)	2,244	55,798
Vestas Wind Systems A/S	11,000	909,496

		965,294

Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp.	528,000	204,521
WPG Holdings Ltd.*	139,640	177,042

		381,563

Equity Real Estate Investment Trusts (REITs) - 2.3%
Growthpoint Properties Ltd.	129,184	252,819
H&R REIT	13,068	220,802
Hui Xian REIT	1,496,000	742,924
Nomura Real Estate Master Fund, Inc.	176	252,122
RioCan REIT	37,972	720,812
Stockland	12,012	33,107

		2,222,586

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - 1.6%
Lawson, Inc.(c)	2,600	160,305
METRO AG	44,044	746,198
President Chain Store Corp.	65,000	682,340

		1,588,843

Food Products - 3.7%
MOWI ASA	32,296	711,597
Nestle SA (Registered)	20,724	1,805,647
Orkla ASA	36,652	295,444
Uni-President Enterprises Corp.	309,000	723,178

		3,535,866

Hotels, Restaurants & Leisure - 1.1%
Crown Resorts Ltd.	24,640	214,697
Sands China Ltd.	169,200	804,307

		1,019,004

Household Durables - 0.9%
Persimmon plc	26,840	838,534

Insurance - 6.7%
Admiral Group plc	9,504	258,917
Aegon NV	59,400	305,487
Ageas	9,328	434,344
AIA Group Ltd.	1,200	10,782
Allianz SE (Registered)	88	18,672
Assicurazioni Generali SpA	16,852	295,757
AXA SA	23,760	551,948
Direct Line Insurance Group plc	49,852	220,800
Legal & General Group plc	251,592	858,502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,696	824,870
NN Group NV	2,948	124,889
Orange Life Insurance Ltd.(a)	2,024	54,481
Poste Italiane SpA(a)	96,008	827,775
Powszechny Zaklad Ubezpieczen SA	68,552	824,400
Sampo OYJ, Class A	6,380	292,610
Zurich Insurance Group AG*	1,804	566,784

		6,471,018

Interactive Media & Services - 0.7%
Kakaku.com, Inc.	2,800	48,986
Tencent Holdings Ltd.	14,600	643,787

		692,773

IT Services - 2.0%
Cielo SA	281,600	923,000
Larsen & Toubro Infotech Ltd.(a)	11,396	282,152
Otsuka Corp.	22,000	709,547

		1,914,699

Machinery - 2.2%
FANUC Corp.	4,600	776,036
Kone OYJ, Class B	15,224	740,501
Sinotruk Hong Kong Ltd.(c)	352,000	647,773

		2,164,310

Media - 2.4%
Eutelsat Communications SA	33,088	702,386
Lagardere SCA	6,952	182,116

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
ProSiebenSat.1 Media SE	35,640	639,191
Smiles Fidelidade SA*	64,900	796,374

		2,320,067

Metals & Mining - 5.6%
Alrosa PJSC	474,892	714,817
Alumina Ltd.	101,200	179,310
Eregli Demir ve Celik Fabrikalari TAS	422,708	693,365
Evraz plc	102,168	669,565
Kumba Iron Ore Ltd.	32,824	837,643
Magnitogorsk Iron & Steel Works PJSC	91,300	60,375
Novolipetsk Steel PJSC	290,576	674,621
Rio Tinto plc	15,356	845,877
Severstal PJSC	15,422	235,173
Severstal PJSC, GDR(a)	31,834	485,787

		5,396,533

Multiline Retail - 0.5%
Golden Eagle Retail Group Ltd.	132,000	141,476
Wesfarmers Ltd.	14,652	344,116

		485,592

Multi-Utilities - 1.7%
AGL Energy Ltd.	34,364	536,710
Centrica plc	401,808	720,954
Engie SA	23,848	382,691

		1,640,355

Oil, Gas & Consumable Fuels - 9.2%
BP plc	253,528	1,734,551
Bukit Asam Tbk. PT	572,000	176,441
China Petroleum & Chemical Corp., Class H	114,000	95,452
Coal India Ltd.	189,156	597,496
Enagas SA	8,096	236,238
Eni SpA	30,272	514,295
Equinor ASA	16,148	369,601
Hindustan Petroleum Corp. Ltd.	39,864	130,881
Inter Pipeline Ltd.	40,392	649,569
Neste OYJ	9,328	857,772
Pilipinas Shell Petroleum Corp.	761,290	701,246
Royal Dutch Shell plc, Class A	8,492	263,854
Royal Dutch Shell plc, Class B	2,948	91,849
Snam SpA	54,252	259,589
TOTAL SA	24,068	1,325,055
Tupras Turkiye Petrol Rafinerileri A/S	30,668	823,596
Vermilion Energy, Inc.(c)	1,892	46,389

		8,873,874

Personal Products - 0.5%
L’Oreal SA	1,848	445,515
Unilever NV, CVA	1,056	56,520

		502,035

Pharmaceuticals - 6.4%
Astellas Pharma, Inc.	52,800	780,866
AstraZeneca plc	3,344	243,345
GlaxoSmithKline plc	116,072	2,255,491
H Lundbeck A/S	5,764	253,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Novartis AG (Registered)	9,196	801,788
Orion OYJ, Class B	13,596	480,971
Roche Holding AG	4,400	1,170,628
Sanofi	1,936	168,431

		6,154,601

Professional Services - 0.9%
Recruit Holdings Co. Ltd.	30,800	824,267

Real Estate Management & Development - 3.0%
Agile Group Holdings Ltd.	468,000	619,093
Daito Trust Construction Co. Ltd.	4,900	681,894
Land & Houses PCL, NVDR	2,112,000	723,323
SOHO China Ltd.*	1,804,000	728,801
Wharf Holdings Ltd. (The)	63,000	189,882

		2,942,993

Road & Rail - 0.8%
Aurizon Holdings Ltd.	241,384	774,423

Semiconductors & Semiconductor Equipment - 1.9%
Novatek Microelectronics Corp.	149,000	766,304
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	374,070
Tokyo Electron Ltd.	5,100	732,689

		1,873,063

Software - 0.5%
SAP SE	264	27,339
Trend Micro, Inc.	8,800	467,371

		494,710

Specialty Retail - 1.0%
CECONOMY AG	59,620	280,485
Hennes & Mauritz AB, Class B	42,768	664,642

		945,127

Technology Hardware, Storage & Peripherals - 2.4%
Asustek Computer, Inc.	22,000	169,002
Canon, Inc.	28,200	806,899
Compal Electronics, Inc.	308,000	182,465
Inventec Corp.	264,000	203,232
Lite-On Technology Corp.	179,000	263,651
Pegatron Corp.	100,000	168,611
Quanta Computer, Inc.	29,000	52,768
Samsung Electronics Co. Ltd.	11,176	463,553

		2,310,181

Textiles, Apparel & Luxury Goods - 1.9%
HUGO BOSS AG	4,444	319,418
Pandora A/S	13,552	588,158
Ruentex Industries Ltd.*	264,000	704,653
Yue Yuen Industrial Holdings Ltd.	67,500	230,543

		1,842,772

Thrifts & Mortgage Finance - 0.4%
Indiabulls Housing Finance Ltd.	39,952	373,398

Tobacco - 2.2%
British American Tobacco Malaysia Bhd.	44,000	411,641
British American Tobacco plc	1,276	45,102
Imperial Brands plc	25,388	843,265

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Tobacco - (continued)
Japan Tobacco, Inc.	31,700	801,020

		2,101,028

Trading Companies & Distributors - 1.2%
ITOCHU Corp.	44,700	817,974
Marubeni Corp.	4,400	34,228
Sumitomo Corp.	17,600	271,932

		1,124,134

Transportation Infrastructure - 1.2%
Atlantia SpA	18,348	434,542
Sydney Airport	143,616	686,948

		1,121,490

Wireless Telecommunication Services - 1.9%
Freenet AG	10,164	216,693
NTT DOCOMO, Inc.	35,900	859,482
Turkcell Iletisim Hizmetleri A/S	48,708	136,547
Vodafone Group plc	337,920	616,011

		1,828,733

TOTAL COMMON STOCKS (Cost $95,463,894)		94,900,297

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.1%
REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 2.55%, dated 1/31/2019, due 2/1/2019, repurchase price $59,044, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 3.13%, maturing 4/30/2020 - 5/15/2048; total market value $60,332 (Cost $59,040)	59,040	59,040

Total Investments — 98.3% (Cost $95,522,934)		94,959,337
Other Assets Less Liabilities — 1.7%		1,639,107

Net Assets — 100.0%		96,598,444

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

(c)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $988,150, collateralized in the form of cash with a value of $59,040 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $213,376 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 15, 2019 – August 15, 2045 and $775,413 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from April 25, 2019 – March 22, 2068; a total value of $1,047,829.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2019. The total value of securities purchased was $59,040.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	14	03/15/2019	USD	$1,279,670	$59,184
MSCI Emerging Markets E-Mini Index	8	03/15/2019	USD	425,840	27,772

					$86,956

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2019:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
NOK	59,477	Goldman Sachs & Co.	USD	6,957	03/20/2019	$118

Total unrealized appreciation						$118

USD	76,195	Citibank NA	AUD	105,364	03/20/2019	$(681)
USD	25,830	Goldman Sachs & Co.	BRL*	100,000	03/20/2019	(1,540)

Total unrealized depreciation						$(2,221)

Net unrealized depreciation						$(2,103)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

NOK — Norwegian Krone

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2019 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	7.3%
Belgium	0.6
Brazil	1.8
Canada	4.1
China	4.5
Czech Republic	0.8
Denmark	2.5
Finland	2.8
France	4.2
Germany	3.2
Hong Kong	1.5
India	1.4
Indonesia	0.2
Israel	0.0 †
Italy	3.6
Japan	13.7
Malaysia	0.4
Morocco	0.2
Netherlands	1.3
New Zealand	0.8
Norway	2.5
Philippines	0.7
Poland	1.1
Portugal	0.2
Russia	3.9
Singapore	0.3
South Africa	2.1
South Korea	0.5
Spain	1.1
Sweden	2.6
Switzerland	4.5
Taiwan	5.5
Thailand	0.8
Turkey	3.5
United Kingdom	14.0
Other[1]	1.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%
Auto Components - 1.0%
Faurecia SA	7,236	316,840
Magna International, Inc.	2,250	119,139

		435,979

Automobiles - 1.8%
Honda Motor Co. Ltd.	3,600	107,474
Subaru Corp.	16,200	379,881
Toyota Motor Corp.	3,600	220,803
Yamaha Motor Co. Ltd.(a)	3,600	76,942

		785,100

Banks - 10.5%
Agricultural Bank of China Ltd., Class H	234,000	110,041
Australia & New Zealand Banking Group Ltd.	15,660	285,805
Bank of China Ltd., Class H	432,000	199,299
Bank of Communications Co. Ltd., Class H	90,000	76,274
Bank Polska Kasa Opieki SA	2,790	83,092
China Construction Bank Corp., Class H	252,000	225,129
China Merchants Bank Co. Ltd., Class H(a)	117,000	509,947
HSBC Holdings plc	91,080	765,473
Industrial & Commercial Bank of China Ltd., Class H	144,000	111,211
ING Groep NV	14,814	175,287
National Australia Bank Ltd.	14,238	247,706
Resona Holdings, Inc.	16,200	81,856
Royal Bank of Canada	9,270	705,997
Skandinaviska Enskilda Banken AB, Class A	44,604	467,375
Swedbank AB, Class A	20,052	454,576
Toronto-Dominion Bank (The)	180	10,142

		4,509,210

Building Products - 0.5%
Cie de Saint-Gobain	3,258	112,601
TOTO Ltd.	2,400	92,952

		205,553

Capital Markets - 3.6%
Banca Generali SpA	11,970	282,941
China Huarong Asset Management Co. Ltd., Class H(b)	396,000	80,243
CI Financial Corp.	3,006	40,490
Coronation Fund Managers Ltd.(a)	21,852	67,977
Hong Kong Exchanges & Clearing Ltd.	10,800	335,835
Macquarie Group Ltd.	5,472	464,745
Natixis SA	15,624	80,173
SBI Holdings, Inc.	9,000	191,693

		1,544,097

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - 2.4%
BASF SE	5,310	388,852
Nutrien Ltd.	2,520	130,615
Showa Denko KK(a)	10,800	361,224
Sinopec Shanghai Petrochemical Co. Ltd., Class H	360,000	170,212

		1,050,903

Construction & Engineering - 1.1%
ACS Actividades de Construccion y Servicios SA	11,484	475,701

Construction Materials - 0.4%
Buzzi Unicem SpA(a)	8,208	157,003

Diversified Financial Services - 2.4%
EXOR NV	7,146	457,542
Mitsubishi UFJ Lease & Finance Co. Ltd.	81,000	413,820
Wendel SA	1,170	142,978

		1,014,340

Diversified Telecommunication Services - 4.1%
Elisa OYJ	2,574	107,952
O2 Czech Republic A/S	39,204	425,323
Telefonica SA	28,440	244,588
Telenor ASA	23,004	435,310
Telia Co. AB	24,786	107,886
Telstra Corp. Ltd.	196,218	444,955

		1,766,014

Electric Utilities - 2.9%
EDP - Energias de Portugal SA	26,154	95,733
Endesa SA	18,450	461,939
Enel SpA	36,234	218,943
Federal Grid Co. Unified Energy System PJSC	184,055,526	467,119

		1,243,734

Electrical Equipment - 1.9%
ABB Ltd. (Registered)	20,178	385,520
Mitsubishi Electric Corp.	34,200	429,110

		814,630

Electronic Equipment, Instruments & Components - 1.2%
AU Optronics Corp.	234,000	90,640
General Interface Solution Holding Ltd.	18,000	61,227
Hitachi Ltd.	4,300	134,852
Kingboard Laminates Holdings Ltd.	63,000	64,873
Omron Corp.	2,400	98,135
Yaskawa Electric Corp.	3,100	87,163

		536,890

Food & Staples Retailing - 1.0%
President Chain Store Corp.	41,000	430,399

Food Products - 2.1%
China Agri-Industries Holdings Ltd.	684,000	243,206

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
MOWI ASA	18,522	408,106
Nestle SA (Registered)	2,970	258,771

		910,083

Health Care Equipment & Supplies - 0.5%
Hoya Corp.	3,900	225,693

Hotels, Restaurants & Leisure - 1.2%
Sands China Ltd.	108,000	513,388
Wynn Macau Ltd.	7,200	17,471

		530,859

Household Durables - 1.2%
Persimmon plc	15,930	497,684

Independent Power and Renewable Electricity Producers - 0.4%
Engie Brasil Energia SA	14,650	168,305

Industrial Conglomerates - 0.9%
Sime Darby Bhd.	718,200	392,766

Insurance - 7.8%
Aegon NV	71,640	368,435
Allianz SE (Registered)	2,718	576,723
Assicurazioni Generali SpA	990	17,375
AXA SA	11,142	258,830
BB Seguridade Participacoes SA	16,200	138,128
Dai-ichi Life Holdings, Inc.	25,200	407,419
Legal & General Group plc	146,790	500,888
Ping An Insurance Group Co. of China Ltd., Class H(a)	18,000	174,111
Poste Italiane SpA(b)	13,050	112,516
Powszechny Zaklad Ubezpieczen SA	14,184	170,575
Tokio Marine Holdings, Inc.	7,200	351,433
Zurich Insurance Group AG*	828	260,143

		3,336,576

Interactive Media & Services - 0.4%
Tencent Holdings Ltd.	3,600	158,742

Machinery - 5.1%
Atlas Copco AB, Class A*	19,872	517,268
Atlas Copco AB, Class B*	522	12,468
FANUC Corp.	1,900	320,537
NSK Ltd.	41,400	402,854
Sinotruk Hong Kong Ltd.(a)	162,000	298,123
SMC Corp.	1,400	459,634
Weichai Power Co. Ltd., Class H(a)	126,000	168,606

		2,179,490

Media - 3.1%
Eutelsat Communications SA	12,744	270,527
ITV plc	222,120	377,799
Naspers Ltd., Class N	1,188	272,157
ProSiebenSat.1 Media SE	21,924	393,199

		1,313,682

Metals & Mining - 6.4%
BHP Group plc	6,804	151,278
Cia Siderurgica Nacional SA*	149,400	418,327

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Eregli Demir ve Celik Fabrikalari TAS	140,058	229,736
Evraz plc	59,400	389,282
Kumba Iron Ore Ltd.	19,584	499,768
Novolipetsk Steel PJSC	108,198	251,200
Rio Tinto plc	7,182	395,617
Severstal PJSC	27,396	417,767

		2,752,975

Multiline Retail - 0.3%
Wesfarmers Ltd.	6,354	149,230

Multi-Utilities - 0.4%
Engie SA	10,242	164,354

Oil, Gas & Consumable Fuels - 6.4%
BP plc	116,784	798,996
China Petroleum & Chemical Corp., Class H	144,000	120,570
China Shenhua Energy Co. Ltd., Class H	63,000	158,971
Crescent Point Energy Corp.	12,924	38,576
Eni SpA	13,032	221,403
Equinor ASA	7,812	178,804
Inter Pipeline Ltd.	24,966	401,494
OMV AG	8,496	423,095
TransCanada Corp.	5,616	238,957
Vermilion Energy, Inc.(a)	3,474	85,177
Yanzhou Coal Mining Co. Ltd., Class H	72,000	65,699

		2,731,742

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	5,022	145,561

Personal Products - 1.4%
Kose Corp.(a)	2,600	382,009
L’Oreal SA	792	190,935
Pola Orbis Holdings, Inc.	900	26,835

		599,779

Pharmaceuticals - 8.0%
AstraZeneca plc	7,344	534,428
Bayer AG (Registered)	630	47,856
GlaxoSmithKline plc	52,272	1,015,740
Livzon Pharmaceutical Group, Inc., Class H	120,600	387,312
Novartis AG (Registered)	3,546	309,171
Orion OYJ, Class B	12,672	448,283
Roche Holding AG	1,026	272,969
Roche Holding AG - BR	504	132,592
Sanofi	3,276	285,011

		3,433,362

Real Estate Management & Development - 4.1%
Agile Group Holdings Ltd.	324,000	428,603
China Evergrande Group(a)	36,000	112,633
Daiwa House Industry Co. Ltd.	1,800	58,335
Future Land Development Holdings Ltd.	144,000	121,121
Ruentex Development Co. Ltd.*	144,000	217,958
Shimao Property Holdings Ltd.	36,000	101,852

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
SOHO China Ltd.*	1,089,000	439,947
Wharf Holdings Ltd. (The)	54,000	162,756
Yuzhou Properties Co. Ltd.	200,549	98,911

		1,742,116

Semiconductors & Semiconductor Equipment - 3.5%
Disco Corp.	900	132,978
Novatek Microelectronics Corp.	90,000	462,868
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	86,324
Tokyo Electron Ltd.	3,000	430,993
Vanguard International Semiconductor Corp.	180,000	390,216

		1,503,379

Software - 0.9%
Trend Micro, Inc.	7,500	398,328

Specialty Retail - 1.9%
CECONOMY AG	92,880	436,958
Hennes & Mauritz AB, Class B	25,146	390,785

		827,743

Technology Hardware, Storage & Peripherals - 1.6%
Catcher Technology Co. Ltd.	11,000	82,890
Compal Electronics, Inc.	162,000	95,972
Lite-On Technology Corp.	72,000	106,049
Pegatron Corp.	54,000	91,050
Samsung Electronics Co. Ltd.	3,852	159,772
Samsung Electronics Co. Ltd. (Preference)	3,996	134,678

		670,411

Textiles, Apparel & Luxury Goods - 1.1%
HUGO BOSS AG	4,788	344,143
Ruentex Industries Ltd.*	54,000	144,134

		488,277

Tobacco - 2.5%
British American Tobacco plc	4,914	173,691
Imperial Brands plc	14,130	469,329
Japan Tobacco, Inc.	16,200	409,354

		1,052,374

Trading Companies & Distributors - 1.7%
ITOCHU Corp.	9,000	164,693
Mitsubishi Corp.	7,200	210,449
Toyota Tsusho Corp.	11,300	359,257

		734,399

Transportation Infrastructure - 0.7%
Atlantia SpA	11,988	283,916

Wireless Telecommunication Services - 0.2%
Freenet AG	3,996	85,193

TOTAL COMMON STOCKS (Cost $43,657,223)		42,446,572

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)
Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2019* (Cost $4,645)	8,932	4,915

Total Investments — 98.9% (Cost $43,661,868)		42,451,487
Other Assets Less Liabilities — 1.1%		481,822

Net Assets — 100.0%		42,933,309

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $1,628,716, collateralized by $487,996 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from February 14, 2019 – May 15, 2047 and $1,239,164 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from April 25, 2019 – November 2, 2086; a total value of $1,727,160.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2019 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	4	03/15/2019	USD	$365,620	$22,793
MSCI Emerging Markets E-Mini Index	2	03/15/2019	USD	106,460	6,216

					$29,009

Abbreviations:

USD — US Dollar

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	3.7%
Austria	1.0
Brazil	1.7
Canada	4.1
China	10.8
Czech Republic	1.0
Finland	1.6
France	4.2
Germany	5.3
Hong Kong	2.4
Italy	4.1
Japan	17.3
Malaysia	0.9
Netherlands	1.3
Norway	2.4
Poland	0.6
Portugal	0.2
Russia	2.6
South Africa	2.0
South Korea	0.7
Spain	2.8
Sweden	4.5
Switzerland	3.8
Taiwan	5.3
Turkey	0.5
United Kingdom	14.1
Other[1]	1.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	47,653,888	52,287,327
2.00%, 1/15/2026	32,330,636	35,083,942
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2020	68,580,803	67,689,163
1.25%, 7/15/2020	47,629,452	48,011,148
1.13%, 1/15/2021	53,790,894	54,088,312
0.13%, 4/15/2021	60,842,512	59,846,097
0.63%, 7/15/2021	50,992,656	51,012,927
0.13%, 1/15/2022	58,512,010	57,446,612
0.13%, 4/15/2022	150,919,925	147,772,813
0.13%, 7/15/2022	146,637,982	144,232,518
0.13%, 1/15/2023	146,714,487	143,401,348
0.63%, 4/15/2023(a)	156,565,124	155,869,959
0.38%, 7/15/2023	70,390,885	69,700,976
0.63%, 1/15/2024	56,369,193	56,223,694
0.13%, 7/15/2024	55,397,076	53,911,422
0.25%, 1/15/2025	55,599,748	54,107,321
0.38%, 7/15/2025	55,462,740	54,471,199
0.63%, 1/15/2026	57,140,986	56,705,733

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,371,935,415)		1,361,862,511

Total Investments — 99.9% (Cost $1,371,935,415)		1,361,862,511
Other Assets Less Liabilities — 0.1%		1,659,182

Net Assets — 100.0%		1,363,521,693

(a)

The security or a portion of this security is on loan at January 31, 2019. The total value of securities on loan at January 31, 2019 was $97,564,870, collateralized in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from February 6, 2019 – May 21, 2030; a total value of $103,740,949.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	30,051,098	32,972,999
2.00%, 1/15/2026	33,992,882	36,887,747
2.38%, 1/15/2027	27,632,857	31,053,649
1.75%, 1/15/2028	15,068,452	16,312,384
3.63%, 4/15/2028	20,748,631	25,918,229
2.50%, 1/15/2029	13,312,139	15,471,722
3.88%, 4/15/2029	23,978,310	31,124,189
3.38%, 4/15/2032	5,658,421	7,447,565
U.S. Treasury Inflation Linked Notes
0.13%, 1/15/2023	35,550,406	34,747,599
0.63%, 4/15/2023	39,141,281	38,967,490
0.38%, 7/15/2023	35,312,950	34,966,844
0.63%, 1/15/2024	35,274,358	35,183,308
0.13%, 7/15/2024	34,560,812	33,633,951
0.25%, 1/15/2025	34,633,588	33,703,942
0.38%, 7/15/2025	58,352,520	57,309,317
0.63%, 1/15/2026	60,190,556	59,732,074
0.13%, 7/15/2026	51,863,758	49,703,105
0.38%, 1/15/2027	31,927,428	30,971,892
0.38%, 7/15/2027	30,255,640	29,382,048
0.50%, 1/15/2028	31,573,002	30,790,460
0.75%, 7/15/2028	29,313,824	29,331,572
0.88%, 1/15/2029	10,785,119	10,879,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $714,134,973)		706,491,153

Total Investments - 99.9% (Cost $714,134,973)		706,491,153
Other Assets Less Liabilities - 0.1%		1,043,680

Net Assets - 100.0%		707,534,833

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.4%
FHLMC
3.50%, 1/1/2021	172,076	175,257
3.50%, 2/1/2021	79,228	80,693
4.00%, 7/1/2024	545,475	561,974
4.00%, 9/1/2024	151,473	156,054
4.00%, 4/1/2025	74,547	76,801
4.00%, 6/1/2025	193,896	199,761
3.50%, 10/1/2025	275,794	280,981
4.00%, 10/1/2025	135,816	139,924
3.50%, 11/1/2025	246,842	251,495
3.50%, 2/1/2026	86,970	88,706
4.00%, 3/1/2026	161,966	167,309
4.00%, 4/1/2026	490,455	505,336
3.50%, 6/1/2026	427,487	435,645
4.00%, 8/1/2026	210,524	217,438
3.00%, 9/1/2026	660,970	664,668
3.50%, 10/1/2026	113,193	115,446
3.00%, 12/1/2026	148,622	149,426
3.50%, 12/1/2026	174,047	177,405
3.00%, 1/1/2027	181,465	182,480
2.50%, 4/1/2027	217,996	215,691
3.00%, 5/1/2027	231,635	232,937
4.00%, 5/1/2027	167,239	172,297
3.50%, 8/1/2027	195,730	199,436
2.50%, 10/1/2027	106,225	105,101
2.50%, 11/1/2027	465,350	460,062
2.50%, 2/1/2028	51,485	50,940
2.50%, 4/1/2028	526,751	521,174
2.50%, 11/1/2028	20,463	20,240
3.00%, 11/1/2028	257,386	258,831
3.00%, 1/1/2029	195,858	196,957
6.50%, 12/1/2029	114,915	127,763
2.00%, 10/1/2031	384,842	369,823
2.00%, 11/1/2031	262,740	252,486
5.50%, 10/1/2032	112,142	121,484
3.00%, 4/1/2033	267,943	268,787
6.00%, 4/1/2034	64,723	70,645
5.00%, 5/1/2034	470,928	501,969
6.50%, 7/1/2034	92,951	102,051
6.50%, 11/1/2034	44,725	48,817
3.00%, 5/1/2035	303,480	303,627
5.50%, 5/1/2035	285,942	310,738
6.00%, 5/1/2035	233,504	256,068
5.50%, 6/1/2035	57,909	62,344
5.00%, 7/1/2035	67,832	72,525
5.50%, 10/1/2035	36,181	39,300
3.00%, 11/1/2035	247,257	248,038
6.00%, 12/1/2035	126,684	138,984
5.50%, 1/1/2036	164,052	178,285
6.00%, 5/1/2036	268,129	293,966
5.50%, 12/1/2036	162,928	176,820

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
5.50%, 2/1/2037	49,080	53,334
6.00%, 4/1/2037	62,389	68,130
6.50%, 4/1/2037	161,588	180,246
5.50%, 7/1/2037	114,189	124,098
5.50%, 9/1/2037	53,505	58,124
6.00%, 9/1/2037	211,946	232,528
5.50%, 12/1/2037	336,813	362,283
6.50%, 12/1/2037	53,227	59,081
5.50%, 1/1/2038	26,881	29,184
5.00%, 7/1/2038	73,872	78,550
5.50%, 7/1/2038	5,814	6,271
5.50%, 8/1/2038	251,309	269,510
5.00%, 10/1/2038	53,598	56,994
5.50%, 12/1/2038	19,162	20,506
6.50%, 12/1/2038	88,637	99,623
5.00%, 2/1/2039	769,598	819,251
5.50%, 3/1/2039	152,156	164,259
6.50%, 4/1/2039	48,261	54,725
5.00%, 5/1/2039	120,670	130,081
5.00%, 8/1/2039	9,722	10,352
5.00%, 9/1/2039	11,998	12,758
6.50%, 9/1/2039	227,076	262,251
4.50%, 10/1/2039	23,788	25,010
5.50%, 1/1/2040	92,243	98,887
4.00%, 2/1/2040	14,828	15,333
4.50%, 4/1/2040	331,160	349,192
5.50%, 4/1/2040	208,178	221,912
6.00%, 4/1/2040	98,408	107,411
6.00%, 5/1/2040	213,949	234,352
5.50%, 6/1/2040	67,554	72,010
6.00%, 7/1/2040	1,570,177	1,722,460
3.50%, 12/1/2040	159,708	161,896
4.00%, 1/1/2041	113,716	117,582
4.50%, 3/1/2041	157,769	166,002
4.00%, 4/1/2041	230,975	238,928
5.50%, 4/1/2041	26,960	28,739
5.50%, 6/1/2041	656,513	711,203
4.50%, 8/1/2041	148,425	156,173
3.50%, 11/1/2041	223,602	226,666
4.00%, 1/1/2042	127,728	132,452
3.50%, 2/1/2042	230,941	234,106
5.00%, 2/1/2042	140,106	149,083
4.00%, 4/1/2042	107,192	110,839
3.00%, 3/1/2043	36,096	35,679
3.00%, 4/1/2043	123,755	122,332
3.00%, 6/1/2043	183,446	181,314
4.50%, 3/1/2044	102,902	107,513
4.00%, 6/1/2044	16,957	17,440
4.50%, 7/1/2044	174,071	181,698
4.00%, 8/1/2044	49,699	51,114
5.00%, 8/1/2044	436,473	463,960
4.50%, 9/1/2044	76,658	80,375
4.50%, 12/1/2044	39,955	41,670
3.00%, 7/1/2045	106,781	105,208
4.00%, 7/1/2045	123,153	126,558

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
4.50%, 9/1/2045	59,662	62,118
4.00%, 10/1/2045	183,378	188,431
4.50%, 12/1/2045	323,903	337,776
3.00%, 4/1/2046	265,074	260,738
4.00%, 4/1/2046	91,286	93,785
3.50%, 5/1/2046	196,136	197,934
4.00%, 5/1/2046	103,090	105,912
4.50%, 5/1/2046	179,038	186,677
4.50%, 6/1/2046	303,305	318,580
4.00%, 10/1/2046	296,488	304,605
4.50%, 3/1/2047	334,863	349,368
3.00%, 9/1/2047	274,065	269,708
TBA 3.50%, 2/15/2049	100,000	100,561
FNMA
4.00%, 7/1/2019	1	1
4.50%, 1/1/2020	7,599	7,727
4.50%, 4/1/2020	7,277	7,399
4.50%, 11/1/2020	30,647	31,162
4.00%, 5/1/2024	113,697	117,027
4.00%, 1/1/2025	198,506	204,353
4.00%, 3/1/2025	116,791	120,506
3.50%, 9/1/2025	114,498	116,690
4.00%, 9/1/2025	285,804	294,111
3.00%, 11/1/2025	337,142	339,060
3.50%, 11/1/2025	208,301	212,288
3.00%, 12/1/2025	152,109	152,973
3.50%, 12/1/2025	147,192	150,009
4.00%, 12/1/2025	181,249	187,151
3.00%, 1/1/2026	375,889	378,026
3.50%, 2/1/2026	255,847	260,744
4.00%, 4/1/2026	312,562	322,726
4.00%, 5/1/2026	279,825	288,065
3.00%, 8/1/2026	277,318	278,896
3.00%, 10/1/2026	125,906	126,331
2.50%, 11/1/2026	59,999	59,201
3.00%, 12/1/2026	341,937	343,883
3.50%, 12/1/2026	167,021	170,218
4.00%, 5/1/2027	202,323	208,248
2.50%, 6/1/2027	22,043	21,823
3.50%, 6/1/2027	428,018	436,211
2.50%, 10/1/2027	459,313	454,740
2.50%, 12/1/2027	122,319	121,077
3.50%, 1/1/2028	786,232	802,797
3.00%, 3/1/2028	44,084	44,336
3.00%, 6/1/2028	871,419	876,272
3.00%, 7/1/2028	41,440	41,587
3.50%, 7/1/2028	268,372	273,509
2.50%, 8/1/2028	71,904	71,187
2.50%, 9/1/2028	281,765	278,955
3.00%, 11/1/2028	38,905	39,044
4.00%, 7/1/2029	323,688	333,157
4.00%, 11/1/2029	141,133	145,246
3.50%, 10/1/2030	133,986	135,529
3.50%, 11/1/2030	30,804	31,158
2.00%, 9/1/2031	301,298	289,515
2.00%, 11/1/2031	236,181	226,939
6.00%, 12/1/2032	25,728	28,214
3.00%, 3/1/2033	202,943	203,485

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
3.00%, 7/1/2033	33,950	34,041
3.00%, 10/1/2033	190,288	190,797
5.00%, 6/1/2034	192,609	206,331
6.00%, 8/1/2034	93,349	102,386
6.50%, 9/1/2034	229,064	259,788
5.00%, 12/1/2034	45,309	48,550
5.00%, 1/1/2035	57,520	61,627
5.00%, 6/1/2035	301,811	323,348
5.00%, 7/1/2035	116,526	124,792
5.00%, 10/1/2035	225,801	241,979
5.00%, 11/1/2035	110,564	118,518
6.00%, 11/1/2035	42,062	46,125
5.00%, 2/1/2036	117,616	126,048
5.00%, 8/1/2036	194,457	208,445
5.50%, 12/1/2036	123,183	134,079
6.50%, 12/1/2036	199,641	222,151
5.50%, 1/1/2037	36,163	39,431
5.50%, 2/1/2037	11,206	12,164
6.00%, 8/1/2037	79,781	87,474
6.00%, 9/1/2037	324,386	358,071
6.00%, 12/1/2037	513,806	562,751
5.00%, 3/1/2038	239,214	253,757
5.00%, 5/1/2038	101,201	108,460
5.50%, 6/1/2038	305,372	332,744
5.50%, 7/1/2038	230,670	248,967
5.50%, 9/1/2038	37,273	40,600
6.00%, 9/1/2038	64,976	71,268
5.50%, 11/1/2038	190,568	205,663
5.00%, 1/1/2039	12,522	13,351
5.50%, 3/1/2039	197,351	213,460
4.50%, 4/1/2039	121,811	128,001
5.50%, 4/1/2039	392,842	428,047
5.50%, 8/1/2039	202,715	217,525
5.50%, 1/1/2040	37,599	40,230
4.50%, 4/1/2040	22,047	23,184
5.50%, 4/1/2040	41,585	44,921
6.00%, 6/1/2040	478,164	524,427
4.50%, 7/1/2040	222,952	234,452
4.00%, 9/1/2040	92,876	95,923
4.00%, 11/1/2040	118,070	121,937
3.50%, 1/1/2041	41,021	41,508
3.50%, 2/1/2041	76,164	77,068
4.00%, 2/1/2041	161,469	166,765
4.50%, 4/1/2041	106,415	111,904
5.50%, 4/1/2041	13,211	14,110
6.00%, 5/1/2041	198,677	217,686
4.50%, 6/1/2041	35,432	37,374
5.50%, 7/1/2041	87,914	94,951
6.00%, 7/1/2041	271,773	298,086
4.50%, 8/1/2041	47,468	49,953
5.00%, 8/1/2041	234,475	248,916
5.50%, 8/1/2041	385,059	412,502
5.50%, 9/1/2041	174,375	189,386
4.00%, 12/1/2041	167,967	173,478
3.50%, 1/1/2042	141,224	142,902
4.00%, 1/1/2042	86,258	89,087
4.50%, 1/1/2042	49,537	52,090
6.00%, 1/1/2042	258,222	282,702

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
3.00%, 4/1/2042	152,365	150,603
3.50%, 5/1/2042	202,615	205,022
3.50%, 8/1/2042	150,821	152,613
3.50%, 1/1/2043	102,287	103,499
3.00%, 2/1/2043	200,877	198,512
3.50%, 3/1/2043	190,137	192,395
3.00%, 5/1/2043	13,447	13,297
3.50%, 5/1/2043	244,489	247,374
3.00%, 6/1/2043	113,329	111,611
3.50%, 7/1/2043	49,759	50,247
3.50%, 8/1/2043	96,769	97,881
4.00%, 8/1/2043	30,542	31,444
5.00%, 8/1/2043	289,168	307,008
3.00%, 9/1/2043	156,439	154,581
4.00%, 9/1/2043	171,271	177,296
4.50%, 9/1/2043	56,036	58,481
4.00%, 11/1/2043	138,863	142,961
4.50%, 12/1/2043	235,709	246,406
5.00%, 1/1/2044	265,326	281,190
5.00%, 3/1/2044	103,412	111,687
5.00%, 5/1/2044	122,837	130,023
5.50%, 5/1/2044	601,103	654,342
5.00%, 6/1/2044	35,629	37,623
4.50%, 10/1/2044	172,587	180,421
3.00%, 12/1/2044	422,236	416,828
3.00%, 2/1/2045	116,028	114,398
4.00%, 2/1/2045	92,515	95,091
3.00%, 4/1/2045	123,803	122,064
4.00%, 4/1/2045	57,620	59,705
3.00%, 5/1/2045	185,301	182,526
4.00%, 11/1/2045	133,407	138,074
4.00%, 3/1/2046	226,650	233,186
4.50%, 3/1/2046	167,967	175,481
3.50%, 5/1/2046	130,605	131,624
4.00%, 5/1/2046	223,086	229,230
4.50%, 7/1/2046	161,789	168,520
4.50%, 2/1/2047	456,183	478,305
4.50%, 5/1/2047	239,585	250,318
5.50%, 1/1/2049	714,234	761,179
TBA 3.50%, 2/25/2049	175,000	175,878
GNMA
3.00%, 2/20/2027	809,825	815,670
2.50%, 4/20/2027	128,584	127,801
2.50%, 11/20/2027	141,106	140,247
2.50%, 1/20/2028	71,430	70,995
3.00%, 3/20/2028	142,598	143,631
3.00%, 7/20/2028	475,689	479,143
2.50%, 8/20/2028	302,874	301,026
2.50%, 11/20/2028	147,957	147,054
2.50%, 12/20/2028	30,147	29,963
2.50%, 3/20/2031	214,094	211,728
2.50%, 9/20/2031	312,398	308,945
2.50%, 10/20/2031	106,923	105,741
6.00%, 3/20/2032	135,933	149,286
6.00%, 11/15/2032	242,588	267,958
6.00%, 3/15/2033	234,549	259,066
5.50%, 6/15/2033	349,061	383,253
5.50%, 8/20/2033	46,575	50,898

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
5.50%, 11/20/2033	65,255	71,307
6.00%, 12/15/2033	189,747	209,911
5.50%, 2/15/2034	423,499	459,963
5.50%, 3/20/2034	75,773	82,797
5.50%, 7/20/2034	50,175	54,829
5.50%, 3/15/2035	273,393	300,037
5.50%, 3/20/2036	247,853	269,028
5.50%, 3/20/2038	103,378	111,851
5.50%, 9/20/2038	102,306	109,490
5.50%, 11/20/2038	226,953	245,462
6.00%, 12/20/2038	388,597	422,685
5.50%, 2/15/2039	230,364	251,677
5.50%, 2/20/2039	123,958	134,071
4.50%, 5/15/2039	129,747	136,354
5.00%, 5/15/2039	94,228	101,192
5.50%, 5/15/2039	59,708	65,233
5.00%, 9/15/2039	196,660	211,223
5.50%, 9/15/2039	25,805	28,196
4.00%, 9/20/2039	40,114	41,762
4.50%, 10/15/2039	439,325	461,747
4.50%, 12/15/2039	207,651	218,144
5.50%, 12/15/2039	72,478	79,212
5.00%, 1/20/2040	330,287	352,981
5.50%, 3/15/2040	153,302	168,211
4.50%, 4/15/2040	351,227	369,019
5.00%, 4/15/2040	218,467	233,222
4.50%, 6/15/2040	611,718	642,424
4.00%, 8/15/2040	22,402	23,303
4.00%, 10/15/2040	14,562	15,036
3.50%, 11/15/2040	179,324	182,564
5.50%, 1/20/2041	40,295	43,980
4.00%, 3/15/2041	5,845	6,055
4.00%, 6/15/2041	177,307	183,617
4.50%, 6/15/2041	696,910	731,802
4.00%, 8/15/2041	218,535	226,416
3.50%, 9/15/2041	118,880	121,024
5.50%, 9/20/2041	153,391	165,835
3.50%, 11/20/2041	97,442	99,305
3.50%, 1/15/2042	28,657	29,174
5.50%, 2/20/2042	36,168	38,951
4.50%, 3/15/2042	148,720	156,176
3.50%, 4/20/2042	296,269	301,701
3.00%, 5/15/2042	87,750	87,143
3.50%, 6/15/2042	196,913	200,479
3.50%, 8/20/2042	51,235	52,163
3.00%, 9/15/2042	215,504	214,525
3.00%, 10/15/2042	218,663	217,668
3.00%, 12/20/2042	122,891	122,787
3.50%, 12/20/2042	18,819	19,063
5.00%, 12/20/2042	178,547	189,086
6.00%, 1/20/2043	377,841	411,114
3.00%, 2/20/2043	85,840	85,437
5.50%, 2/20/2043	22,643	24,639
2.50%, 3/20/2043	100,904	98,589
3.00%, 3/20/2043	271,870	270,590
3.00%, 4/15/2043	87,971	87,571
3.00%, 5/15/2043	242,770	242,043
2.50%, 5/20/2043	145,719	142,373

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
3.50%, 5/20/2043	112,721	114,171
3.50%, 6/15/2043	278,709	283,751
3.00%, 9/20/2043	137,786	137,948
3.50%, 10/20/2043	274,136	279,026
5.00%, 12/20/2043	105,491	111,762
5.00%, 1/20/2044	7,649	8,102
5.50%, 4/20/2044	196,874	213,217
4.00%, 7/15/2044	237,097	245,700
3.50%, 8/20/2044	112,089	113,847
3.50%, 9/15/2044	214,843	217,706
4.00%, 9/15/2044	46,018	47,403
3.50%, 10/15/2044	94,034	95,497
3.50%, 10/20/2044	18,818	19,104
2.50%, 11/20/2044	111,514	108,395
4.00%, 12/15/2044	72,245	74,421
3.00%, 12/20/2044	59,154	59,108
3.50%, 12/20/2044	58,025	58,875
3.50%, 1/15/2045	249,194	252,683
3.00%, 1/20/2045	116,651	116,283
3.50%, 2/20/2045	77,565	78,682
3.00%, 3/15/2045	184,688	183,963
3.00%, 3/20/2045	91,300	90,994
3.50%, 5/15/2045	89,322	90,512
3.00%, 7/15/2045	490,791	487,395
3.00%, 12/20/2045	141,218	140,598
3.50%, 12/20/2045	267,418	271,270
3.00%, 1/20/2046	195,913	195,265
4.00%, 3/15/2046	187,361	193,035
4.00%, 3/20/2046	229,793	237,683
3.50%, 4/20/2046	754,691	765,445
4.00%, 5/20/2046	969,982	1,002,141
4.00%, 7/15/2046	240,220	248,808
5.00%, 7/15/2046	160,097	171,896
3.00%, 9/20/2046	155,488	154,684
2.50%, 12/20/2046	280,122	270,825
3.00%, 12/20/2046	161,360	160,353
5.50%, 5/20/2047	198,117	213,066
4.50%, 11/15/2047	715,198	753,244
5.00%, 2/20/2048	391,920	409,803
5.00%, 4/20/2048	193,525	202,355
5.50%, 11/20/2048	754,037	794,553
TBA 3.00%, 2/15/2049	100,000	99,273

TOTAL MORTGAGE-BACKED SECURITIES (Cost $75,368,347)		74,672,679

Total Investments - 99.4% (Cost $75,368,347)		74,672,679
Other Assets Less Liabilities - 0.6%		448,809

Net Assets - 100.0%		75,121,488

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.8%
Aerospace & Defense - 1.9%
General Dynamics Corp.
3.75%, 5/15/2028	200,000	205,737
L3 Technologies, Inc.
4.95%, 2/15/2021	150,000	154,307
Lockheed Martin Corp.
3.35%, 9/15/2021	155,000	157,369
3.55%, 1/15/2026	70,000	71,015
Northrop Grumman Corp.
2.93%, 1/15/2025	400,000	388,334
Rockwell Collins, Inc.
3.50%, 3/15/2027	200,000	192,745
United Technologies Corp.
3.10%, 6/1/2022	500,000	498,662
3.13%, 5/4/2027	200,000	191,082

		1,859,251

Air Freight & Logistics - 0.2%
FedEx Corp.
3.20%, 2/1/2025	130,000	126,685
United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	78,971

		205,656

Banks - 31.7%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	245,832
Banco Santander SA
3.13%, 2/23/2023	400,000	389,026
Bank of America Corp.
2.74%, 1/23/2022(a)	250,000	248,104
2.50%, 10/21/2022	700,000	684,445
3.30%, 1/11/2023	400,000	402,241
3.12%, 1/20/2023(a)	250,000	249,233
3.00%, 12/20/2023(a)	500,000	493,889
4.20%, 8/26/2024	320,000	327,805
4.00%, 1/22/2025	255,000	257,207
3.88%, 8/1/2025	600,000	612,271
3.50%, 4/19/2026	200,000	198,404
3.82%, 1/20/2028(a)	500,000	498,899
3.71%, 4/24/2028(a)	175,000	172,727
3.42%, 12/20/2028(a)	200,000	193,185
3.97%, 3/5/2029(a)	250,000	251,453
4.27%, 7/23/2029(a)	100,000	103,158
Bank of Montreal
1.90%, 8/27/2021	150,000	146,647
Bank of Nova Scotia (The)
2.45%, 3/22/2021	350,000	347,263
4.50%, 12/16/2025	100,000	102,507
Barclays plc
3.20%, 8/10/2021	200,000	196,826
3.65%, 3/16/2025	200,000	191,484
4.38%, 1/12/2026	200,000	197,216

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
4.84%, 5/9/2028	200,000	192,320
BB&T Corp.
2.85%, 10/26/2024	150,000	147,059
BNP Paribas SA
5.00%, 1/15/2021	95,000	98,779
Citibank NA
3.40%, 7/23/2021	250,000	252,624
Citigroup, Inc.
2.70%, 3/30/2021	425,000	422,250
2.90%, 12/8/2021	500,000	497,198
4.50%, 1/14/2022	150,000	156,084
4.05%, 7/30/2022	100,000	102,065
3.50%, 5/15/2023	250,000	249,410
3.30%, 4/27/2025	200,000	195,470
4.40%, 6/10/2025	325,000	331,884
3.40%, 5/1/2026	200,000	194,956
3.20%, 10/21/2026	250,000	240,775
4.45%, 9/29/2027	200,000	203,141
3.89%, 1/10/2028(a)	200,000	199,593
3.67%, 7/24/2028(a)	155,000	152,156
4.13%, 7/25/2028	200,000	198,531
3.52%, 10/27/2028(a)	250,000	241,713
4.07%, 4/23/2029(a)	150,000	151,358
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	59,729
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/2021	250,000	250,338
3.80%, 9/15/2022	250,000	250,597
3.75%, 3/26/2025	250,000	244,353
Discover Bank
3.20%, 8/9/2021	250,000	248,656
Fifth Third Bancorp
3.50%, 3/15/2022	295,000	297,013
Fifth Third Bank
3.85%, 3/15/2026	200,000	198,474
HSBC Holdings plc
2.95%, 5/25/2021	350,000	348,795
4.00%, 3/30/2022	510,000	523,661
4.25%, 8/18/2025	300,000	303,017
3.90%, 5/25/2026	200,000	199,351
4.04%, 3/13/2028(a)	200,000	198,121
Huntington Bancshares, Inc.
3.15%, 3/14/2021	100,000	100,264
4.00%, 5/15/2025	200,000	203,803
ING Groep NV
4.55%, 10/2/2028	200,000	203,195
JPMorgan Chase & Co.
2.55%, 3/1/2021	475,000	471,609
2.30%, 8/15/2021	150,000	147,479
3.38%, 5/1/2023	520,000	519,745
3.56%, 4/23/2024(a)	100,000	100,612
3.13%, 1/23/2025	230,000	225,755
3.90%, 7/15/2025	250,000	255,233
3.30%, 4/1/2026	470,000	461,171

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
3.20%, 6/15/2026	700,000	680,442
2.95%, 10/1/2026	450,000	430,313
4.13%, 12/15/2026	125,000	127,381
4.25%, 10/1/2027	125,000	127,075
3.78%, 2/1/2028(a)	875,000	872,411
4.20%, 7/23/2029(a)	350,000	358,764
KeyCorp
5.10%, 3/24/2021	145,000	151,171
Lloyds Bank plc
6.38%, 1/21/2021	115,000	121,957
Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	197,672
4.38%, 3/22/2028	200,000	199,516
3.57%, 11/7/2028(a)	200,000	186,430
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	200,000	199,170
2.19%, 9/13/2021	500,000	486,417
2.67%, 7/25/2022	450,000	441,084
3.85%, 3/1/2026	200,000	202,574
3.68%, 2/22/2027	350,000	350,156
3.29%, 7/25/2027	150,000	145,405
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	400,000	395,478
4.02%, 3/5/2028	400,000	410,258
National Australia Bank Ltd.
1.88%, 7/12/2021	250,000	243,081
2.80%, 1/10/2022	250,000	248,180
PNC Bank NA
3.50%, 6/8/2023	250,000	253,459
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	382,520
3.90%, 4/29/2024	50,000	50,658
3.15%, 5/19/2027	250,000	244,792
Royal Bank of Canada
2.75%, 2/1/2022	100,000	99,586
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	188,218
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	482,000	469,726
2.78%, 7/12/2022	200,000	197,135
3.78%, 3/9/2026	250,000	251,662
2.63%, 7/14/2026	600,000	561,541
3.36%, 7/12/2027	350,000	341,252
4.31%, 10/16/2028	150,000	158,058
SunTrust Bank
3.53%, 10/26/2021(a)	100,000	100,515
SunTrust Banks, Inc.
2.90%, 3/3/2021	200,000	199,467
Svenska Handelsbanken AB
2.45%, 3/30/2021	250,000	247,102
Toronto-Dominion Bank (The)
2.50%, 12/14/2020	450,000	447,580
US Bancorp
Series X, 3.15%, 4/27/2027	150,000	147,920
Wells Fargo & Co.
4.60%, 4/1/2021	100,000	103,167

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
3.50%, 3/8/2022	400,000	404,686
2.63%, 7/22/2022	300,000	294,467
3.07%, 1/24/2023	250,000	248,773
4.48%, 1/16/2024	225,000	233,489
3.55%, 9/29/2025	200,000	201,058
4.10%, 6/3/2026	500,000	505,269
3.58%, 5/22/2028(a)	250,000	247,813
Westpac Banking Corp.
2.60%, 11/23/2020	500,000	497,184
2.85%, 5/13/2026	150,000	142,939
3.40%, 1/25/2028	400,000	391,318
4.32%, 11/23/2031(a)	100,000	97,206

		30,831,654

Beverages - 2.0%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/2021	98,000	97,644
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 1/15/2022	345,000	351,587
Coca-Cola Co. (The)
3.20%, 11/1/2023	200,000	204,554
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	154,356
4.40%, 11/15/2025	300,000	309,484
Diageo Capital plc
2.63%, 4/29/2023	100,000	99,081
PepsiCo, Inc.
3.10%, 7/17/2022	200,000	202,512
3.60%, 3/1/2024	500,000	518,121

		1,937,339

Biotechnology - 3.3%
AbbVie, Inc.
2.90%, 11/6/2022	250,000	247,080
3.20%, 11/6/2022	240,000	239,792
3.60%, 5/14/2025	150,000	148,110
3.20%, 5/14/2026	100,000	94,560
4.25%, 11/14/2028	400,000	398,674
Amgen, Inc.
3.88%, 11/15/2021	250,000	254,909
2.70%, 5/1/2022	370,000	365,092
3.63%, 5/22/2024	100,000	101,633
Celgene Corp.
2.25%, 8/15/2021	150,000	146,972
3.63%, 5/15/2024	300,000	299,358
3.90%, 2/20/2028	200,000	198,618
Gilead Sciences, Inc.
3.70%, 4/1/2024	350,000	356,140
3.50%, 2/1/2025	225,000	226,148
2.95%, 3/1/2027	100,000	95,402

		3,172,488

Capital Markets - 10.7%
Bank of New York Mellon Corp. (The)
2.50%, 4/15/2021	300,000	297,649
2.05%, 5/3/2021	300,000	295,276
Series 0012, 3.65%, 2/4/2024	300,000	306,385
3.40%, 1/29/2028	150,000	149,495

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Capital Markets - (continued)
BlackRock, Inc.
3.20%, 3/15/2027	100,000	98,878
Charles Schwab Corp. (The)
3.25%, 5/21/2021	200,000	201,581
3.20%, 1/25/2028	100,000	97,449
Deutsche Bank AG
3.70%, 5/30/2024	295,000	274,419
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/2021	200,000	209,806
2.35%, 11/15/2021	250,000	244,583
5.75%, 1/24/2022	1,135,000	1,218,404
3.00%, 4/26/2022	400,000	395,805
3.63%, 1/22/2023	300,000	303,970
4.00%, 3/3/2024	210,000	214,361
3.85%, 7/8/2024	700,000	709,091
3.50%, 1/23/2025	255,000	251,512
3.27%, 9/29/2025(a)	500,000	485,854
3.85%, 1/26/2027	150,000	148,158
3.81%, 4/23/2029(a)	500,000	487,237
4.22%, 5/1/2029(a)	150,000	150,936
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	149,317
Morgan Stanley
5.75%, 1/25/2021	651,000	683,622
2.63%, 11/17/2021	400,000	394,630
2.75%, 5/19/2022	600,000	591,328
3.75%, 2/25/2023	200,000	203,376
4.00%, 7/23/2025	200,000	205,026
5.00%, 11/24/2025	700,000	740,726
3.88%, 1/27/2026	200,000	201,243
4.35%, 9/8/2026	400,000	405,383
State Street Corp.
3.10%, 5/15/2023	200,000	199,401
3.55%, 8/18/2025	100,000	101,911

		10,416,812

Chemicals - 1.2%
Dow Chemical Co. (The)
4.13%, 11/15/2021	100,000	102,492
3.00%, 11/15/2022	200,000	199,208
DowDuPont, Inc.
4.21%, 11/15/2023	300,000	311,287
Ecolab, Inc.
2.70%, 11/1/2026	200,000	190,248
LYB International Finance BV
4.00%, 7/15/2023	130,000	131,473
LYB International Finance II BV
3.50%, 3/2/2027	100,000	95,225
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	150,000	147,288

		1,177,221

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	200,000	203,193
3.95%, 5/15/2028	100,000	101,812
Waste Management, Inc.
3.13%, 3/1/2025	105,000	103,870

		408,875

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Communications Equipment - 0.4%
Cisco Systems, Inc.
1.85%, 9/20/2021	200,000	195,740
2.95%, 2/28/2026	100,000	97,991
Motorola Solutions, Inc.
3.75%, 5/15/2022	100,000	100,077

		393,808

Consumer Finance - 5.0%
AerCap Ireland Capital DAC
5.00%, 10/1/2021	150,000	153,279
3.95%, 2/1/2022	200,000	198,743
3.88%, 1/23/2028	200,000	181,665
American Express Co.
2.50%, 8/1/2022	200,000	195,576
3.00%, 10/30/2024	450,000	437,776
3.63%, 12/5/2024	390,000	391,765
American Honda Finance Corp.
1.70%, 9/9/2021	155,000	149,973
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	198,296
3.20%, 2/5/2025	750,000	721,372
4.20%, 10/29/2025	300,000	300,719
3.75%, 7/28/2026	150,000	143,096
3.75%, 3/9/2027	100,000	96,742
Discover Financial Services
4.10%, 2/9/2027	150,000	145,987
General Motors Financial Co., Inc.
3.20%, 7/6/2021	350,000	344,502
4.38%, 9/25/2021	300,000	302,611
4.35%, 1/17/2027	450,000	421,969
Synchrony Financial
4.25%, 8/15/2024	150,000	146,562
Toyota Motor Credit Corp.
1.90%, 4/8/2021	200,000	196,433
3.05%, 1/11/2028	150,000	145,637

		4,872,703

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	165,000	163,741
3.13%, 3/15/2026	130,000	129,554
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	195,391
Shell International Finance BV
2.88%, 5/10/2026	175,000	170,960
3.88%, 11/13/2028	200,000	209,339
Synchrony Bank
3.65%, 5/24/2021	250,000	249,581

		1,118,566

Diversified Telecommunication Services - 2.2%
AT&T, Inc.
3.00%, 2/15/2022	200,000	198,882
3.20%, 3/1/2022	100,000	100,062
3.40%, 5/15/2025	150,000	146,890
Verizon Communications, Inc.
5.15%, 9/15/2023	550,000	598,010
3.50%, 11/1/2024	200,000	202,045
2.63%, 8/15/2026	100,000	93,505

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Telecommunication Services - (continued)
4.13%, 3/16/2027	400,000	410,717
4.33%, 9/21/2028	400,000	414,217

		2,164,328

Electric Utilities - 2.6%
Commonwealth Edison Co.
2.55%, 6/15/2026	50,000	47,095
Duke Energy Corp.
1.80%, 9/1/2021	300,000	290,185
2.65%, 9/1/2026	250,000	233,339
3.15%, 8/15/2027	200,000	191,004
Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	148,107
Exelon Corp.
3.50%, 6/1/2022(b)	400,000	397,257
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	130,000	126,274
Southern Co. (The)
2.95%, 7/1/2023	300,000	294,881
3.25%, 7/1/2026	100,000	95,553
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	200,000	203,286
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	49,141
Series A, 3.50%, 3/15/2027	100,000	99,568
Series A, 3.80%, 4/1/2028	200,000	202,066
Xcel Energy, Inc.
4.00%, 6/15/2028	100,000	102,580

		2,480,336

Energy Equipment & Services - 0.1%
Halliburton Co.
3.80%, 11/15/2025	75,000	75,391

Entertainment - 0.7%
21st Century Fox America, Inc.
3.70%, 10/15/2025	100,000	102,012
Viacom, Inc.
4.25%, 9/1/2023	100,000	101,486
Walt Disney Co. (The)
3.00%, 2/13/2026	160,000	158,184
1.85%, 7/30/2026	100,000	90,941
Warner Media LLC
4.70%, 1/15/2021	80,000	82,422
3.40%, 6/15/2022	100,000	100,371

		635,416

Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.
3.45%, 9/15/2021	145,000	145,448
3.50%, 1/31/2023	250,000	249,053
3.38%, 10/15/2026	300,000	286,328
3.60%, 1/15/2028	50,000	48,122
Boston Properties LP
5.63%, 11/15/2020	300,000	311,397
3.65%, 2/1/2026	255,000	250,614

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Crown Castle International Corp.
4.88%, 4/15/2022	250,000	259,183
5.25%, 1/15/2023	200,000	210,873
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	74,870
GLP Capital LP
5.38%, 4/15/2026	200,000	204,766
HCP, Inc.
4.25%, 11/15/2023	350,000	355,529
Omega Healthcare Investors, Inc.
4.38%, 8/1/2023	250,000	251,002
Realty Income Corp.
3.65%, 1/15/2028	250,000	244,906
Simon Property Group LP
4.38%, 3/1/2021	242,000	248,456
3.75%, 2/1/2024	120,000	121,836
3.38%, 10/1/2024	200,000	200,164
Ventas Realty LP
3.50%, 2/1/2025	50,000	48,911
4.00%, 3/1/2028	150,000	147,619
Welltower, Inc.
3.75%, 3/15/2023	30,000	30,051
4.25%, 4/1/2026	150,000	151,354

		3,840,482

Food & Staples Retailing - 1.0%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	73,485
Kroger Co. (The)
3.85%, 8/1/2023	100,000	101,105
Sysco Corp.
3.75%, 10/1/2025	200,000	200,516
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	305,000	305,601
Walmart, Inc.
3.70%, 6/26/2028	250,000	258,099

		938,806

Food Products - 1.6%
General Mills, Inc.
4.00%, 4/17/2025	250,000	252,709
Kellogg Co.
4.30%, 5/15/2028	200,000	202,096
Kraft Heinz Foods Co.
3.50%, 6/6/2022	100,000	100,251
3.00%, 6/1/2026	500,000	463,763
Tyson Foods, Inc.
4.50%, 6/15/2022	124,000	127,860
3.55%, 6/2/2027	100,000	96,474
Unilever Capital Corp.
2.90%, 5/5/2027	200,000	194,126
3.50%, 3/22/2028	100,000	101,261

		1,538,540

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories
2.90%, 11/30/2021	200,000	199,969
Becton Dickinson and Co.
3.73%, 12/15/2024	100,000	99,786

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Health Care Equipment & Supplies - (continued)
Medtronic, Inc.
3.50%, 3/15/2025	350,000	356,877
Stryker Corp.
3.65%, 3/7/2028	150,000	148,599

		805,231

Health Care Providers & Services - 2.1%
Aetna, Inc.
2.80%, 6/15/2023	395,000	384,484
Anthem, Inc.
3.30%, 1/15/2023	100,000	100,686
3.50%, 8/15/2024	100,000	99,861
CVS Health Corp.
3.35%, 3/9/2021	300,000	301,464
Express Scripts Holding Co.
3.30%, 2/25/2021	200,000	200,301
3.90%, 2/15/2022	350,000	355,981
Laboratory Corp. of America Holdings
3.20%, 2/1/2022	100,000	99,833
UnitedHealth Group, Inc.
3.75%, 7/15/2025	75,000	77,705
3.10%, 3/15/2026	350,000	344,833
3.88%, 12/15/2028	55,000	57,264

		2,022,412

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	77,416
McDonald’s Corp.
2.75%, 12/9/2020	100,000	100,094
2.63%, 1/15/2022	150,000	149,294
3.38%, 5/26/2025	125,000	124,579
3.80%, 4/1/2028	150,000	150,687
Starbucks Corp.
3.50%, 3/1/2028	200,000	195,412

		797,482

Household Products - 0.2%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	150,000	153,130

Industrial Conglomerates - 0.4%
3M Co.
2.25%, 9/19/2026	100,000	93,305
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	78,123
Roper Technologies, Inc.
3.80%, 12/15/2026	200,000	196,833

		368,261

Insurance - 1.1%
American International Group, Inc.
3.30%, 3/1/2021	300,000	302,296
3.90%, 4/1/2026	100,000	99,134
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	267,240
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	74,480
MetLife, Inc.
3.60%, 4/10/2024	80,000	81,754

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - (continued)
Prudential Financial, Inc.
3.50%, 5/15/2024	100,000	101,342
5.20%, 3/15/2044(a)	10,000	9,765
5.70%, 9/15/2048(a)	150,000	144,409

		1,080,420

Interactive Media & Services - 0.3%
Alphabet, Inc.
3.38%, 2/25/2024	100,000	101,987
Baidu, Inc.
4.13%, 6/30/2025	200,000	199,701

		301,688

Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	200,000	199,500
eBay, Inc.
3.45%, 8/1/2024	120,000	117,982

		317,482

IT Services - 1.7%
Fidelity National Information Services, Inc.
3.50%, 4/15/2023	100,000	99,471
3.00%, 8/15/2026	100,000	93,118
Fiserv, Inc.
3.80%, 10/1/2023	250,000	250,477
International Business Machines Corp.
3.45%, 2/19/2026	450,000	449,439
3.30%, 1/27/2027	150,000	146,217
Visa, Inc.
2.80%, 12/14/2022	350,000	351,211
3.15%, 12/14/2025	200,000	201,614
2.75%, 9/15/2027	100,000	96,760

		1,688,307

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	300,000	295,994

Media - 1.5%
CBS Corp.
2.90%, 1/15/2027	100,000	90,776
Comcast Corp.
3.60%, 3/1/2024	300,000	306,014
3.95%, 10/15/2025	600,000	621,528
3.15%, 3/1/2026	395,000	385,532
Omnicom Group, Inc.
3.60%, 4/15/2026	100,000	97,227

		1,501,077

Metals & Mining - 0.2%
Vale Overseas Ltd.
4.38%, 1/11/2022	200,000	200,900

Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	100,000	96,876
CenterPoint Energy, Inc.
3.85%, 2/1/2024	250,000	251,941
DTE Energy Co.
3.80%, 3/15/2027	100,000	98,821

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Multi-Utilities - (continued)
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	200,000	195,749
Sempra Energy
3.25%, 6/15/2027	200,000	185,091

		828,478

Oil, Gas & Consumable Fuels - 6.0%
Anadarko Petroleum Corp.
4.85%, 3/15/2021	100,000	102,534
BP Capital Markets America, Inc.
3.25%, 5/6/2022	339,000	341,313
3.22%, 11/28/2023	350,000	350,303
3.22%, 4/14/2024	300,000	299,433
3.12%, 5/4/2026	300,000	292,238
3.02%, 1/16/2027	150,000	144,240
BP Capital Markets plc
3.28%, 9/19/2027	150,000	147,103
Canadian Natural Resources Ltd.
3.80%, 4/15/2024	250,000	251,459
Chevron Corp.
2.95%, 5/16/2026	300,000	296,275
Energy Transfer Operating LP
4.65%, 6/1/2021	200,000	204,869
Enterprise Products Operating LLC
2.85%, 4/15/2021	100,000	99,816
3.35%, 3/15/2023	180,000	180,077
3.75%, 2/15/2025	200,000	202,708
4.15%, 10/16/2028	100,000	102,139
EOG Resources, Inc.
4.15%, 1/15/2026	150,000	156,924
Exxon Mobil Corp.
2.22%, 3/1/2021	100,000	99,227
2.73%, 3/1/2023	160,000	159,756
Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	102,473
MPLX LP
3.38%, 3/15/2023	200,000	198,592
4.13%, 3/1/2027	350,000	342,825
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	78,893
3.40%, 4/15/2026	200,000	200,282
ONEOK Partners LP
4.90%, 3/15/2025	150,000	156,112
Plains All American Pipeline LP
3.65%, 6/1/2022	250,000	247,797
4.65%, 10/15/2025	50,000	50,779
Sabine Pass Liquefaction LLC
5.63%, 2/1/2021(b)	150,000	155,313
Total Capital International SA
3.75%, 4/10/2024	180,000	186,186
TransCanada PipeLines Ltd.
2.50%, 8/1/2022	200,000	194,898
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/2026	150,000	183,268
Williams Cos., Inc. (The)
4.13%, 11/15/2020	100,000	101,154
3.75%, 6/15/2027	250,000	243,659

		5,872,645

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Pharmaceuticals - 2.5%
Allergan Funding SCS
3.85%, 6/15/2024	200,000	200,834
AstraZeneca plc
2.38%, 6/12/2022	400,000	389,068
3.38%, 11/16/2025	50,000	49,165
3.13%, 6/12/2027	100,000	95,062
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023	300,000	304,526
Johnson & Johnson
2.63%, 1/15/2025	400,000	397,174
Merck & Co., Inc.
2.75%, 2/10/2025	115,000	113,104
Novartis Capital Corp.
3.10%, 5/17/2027	100,000	99,414
Pfizer, Inc.
1.95%, 6/3/2021	150,000	147,707
3.00%, 12/15/2026	100,000	98,203
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	350,000	336,783
Zoetis, Inc.
3.25%, 2/1/2023	150,000	149,057
3.00%, 9/12/2027	100,000	93,608

		2,473,705

Road & Rail - 0.6%
CSX Corp.
2.60%, 11/1/2026	150,000	138,334
3.25%, 6/1/2027	100,000	96,548
Union Pacific Corp.
4.16%, 7/15/2022	100,000	103,242
3.95%, 9/10/2028	250,000	256,497

		594,621

Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.
3.50%, 12/5/2026	250,000	241,061
Broadcom Corp.
2.20%, 1/15/2021	100,000	97,601
3.00%, 1/15/2022	200,000	195,913
3.63%, 1/15/2024	200,000	194,707
Intel Corp.
2.70%, 12/15/2022	200,000	199,655
2.60%, 5/19/2026	150,000	144,116
QUALCOMM, Inc.
3.00%, 5/20/2022	200,000	199,712
3.25%, 5/20/2027	250,000	236,857

		1,509,622

Software - 2.3%
Microsoft Corp.
2.38%, 2/12/2022	400,000	397,723
2.88%, 2/6/2024	200,000	201,242
2.70%, 2/12/2025	140,000	138,795
3.13%, 11/3/2025	150,000	152,009
2.40%, 8/8/2026	100,000	95,460
Oracle Corp.
2.63%, 2/15/2023	660,000	653,338
2.95%, 5/15/2025	200,000	197,310
2.65%, 7/15/2026	200,000	190,491

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Software - (continued)
3.25%, 11/15/2027	200,000	197,348

		2,223,716

Specialty Retail - 0.9%
AutoZone, Inc.
3.70%, 4/15/2022	145,000	145,339
Home Depot, Inc. (The)
2.63%, 6/1/2022	200,000	199,529
3.00%, 4/1/2026	130,000	127,882
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	97,842
3.10%, 5/3/2027	300,000	283,844

		854,436

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.
2.50%, 2/9/2022	350,000	348,128
3.00%, 2/9/2024	225,000	226,276
3.45%, 5/6/2024	450,000	461,530
3.20%, 5/13/2025	250,000	251,806
2.90%, 9/12/2027	200,000	193,386
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022(b)	200,000	207,004
Seagate HDD Cayman
4.88%, 6/1/2027	200,000	181,841

		1,869,971

Tobacco - 1.8%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	156,641
4.00%, 1/31/2024	100,000	100,593
2.63%, 9/16/2026	160,000	141,977
Philip Morris International, Inc.
2.50%, 11/2/2022	300,000	290,778
2.75%, 2/25/2026	400,000	375,991
Reynolds American, Inc.
4.00%, 6/12/2022	650,000	655,379

		1,721,359

Trading Companies & Distributors - 0.5%
Air Lease Corp.
3.38%, 6/1/2021	105,000	104,148
3.00%, 9/15/2023	405,000	386,052

		490,200

TOTAL CORPORATE BONDS (Cost $95,515,051)		96,038,809

Total Investments - 98.8% (Cost $95,515,051)		96,038,809
Other Assets Less Liabilities - 1.2%		1,158,027

Net Assets - 100.0%		97,196,836

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.5%
Aerospace & Defense - 3.0%
Harris Corp.
5.05%, 4/27/2045	25,000	26,396
Lockheed Martin Corp.
4.70%, 5/15/2046	150,000	164,539
Northrop Grumman Corp.
4.75%, 6/1/2043	125,000	131,719
Raytheon Co.
4.88%, 10/15/2040	20,000	22,617
United Technologies Corp.
5.70%, 4/15/2040	140,000	158,284
4.50%, 6/1/2042	205,000	206,705
4.05%, 5/4/2047	115,000	107,793

		818,053

Air Freight & Logistics - 1.2%
FedEx Corp.
3.90%, 2/1/2035	100,000	91,957
5.10%, 1/15/2044	65,000	66,068
4.75%, 11/15/2045	120,000	116,660
United Parcel Service, Inc.
3.75%, 11/15/2047	50,000	46,774

		321,459

Automobiles - 0.9%
Daimler Finance North America LLC
8.50%, 1/18/2031	75,000	104,036
General Motors Co.
6.25%, 10/2/2043	150,000	146,160

		250,196

Banks - 10.8%
Bank of America Corp.
4.24%, 4/24/2038(a)	300,000	300,589
5.00%, 1/21/2044	95,000	104,700
Series L, 4.75%, 4/21/2045	140,000	144,951
4.44%, 1/20/2048(a)	105,000	107,263
Citigroup, Inc.
6.63%, 6/15/2032	250,000	298,428
8.13%, 7/15/2039	27,000	39,488
5.88%, 1/30/2042	40,000	47,752
5.30%, 5/6/2044	145,000	154,938
4.65%, 7/30/2045	105,000	108,447
4.75%, 5/18/2046	40,000	40,221
4.28%, 4/24/2048(a)	70,000	69,154
4.65%, 7/23/2048	50,000	52,195
Fifth Third Bancorp
8.25%, 3/1/2038	30,000	40,766
HSBC Holdings plc
6.10%, 1/14/2042	175,000	211,734
JPMorgan Chase & Co.
6.40%, 5/15/2038	205,000	258,317
4.95%, 6/1/2045	265,000	284,648
4.26%, 2/22/2048(a)	250,000	246,847

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
3.90%, 1/23/2049(a)	120,000	112,240
Wells Fargo & Co.
5.38%, 11/2/2043	175,000	193,853
5.61%, 1/15/2044	135,000	154,388

		2,970,919

Beverages - 0.7%
Diageo Capital plc
5.88%, 9/30/2036	50,000	60,708
PepsiCo, Inc.
3.45%, 10/6/2046	135,000	125,717

		186,425

Biotechnology - 5.2%
AbbVie, Inc.
4.50%, 5/14/2035	180,000	170,467
4.40%, 11/6/2042	170,000	153,318
4.70%, 5/14/2045	200,000	187,158
Amgen, Inc.
6.38%, 6/1/2037	20,000	23,787
5.15%, 11/15/2041	65,000	68,208
4.40%, 5/1/2045	150,000	143,049
4.66%, 6/15/2051	80,000	79,274
Biogen, Inc.
5.20%, 9/15/2045	95,000	103,137
Celgene Corp.
5.00%, 8/15/2045	200,000	202,370
Gilead Sciences, Inc.
4.75%, 3/1/2046	150,000	154,876
4.15%, 3/1/2047	160,000	152,151

		1,437,795

Building Products - 0.4%
Johnson Controls International plc
5.13%, 9/14/2045	100,000	99,446

Capital Markets - 4.4%
CME Group, Inc.
5.30%, 9/15/2043	30,000	35,416
Credit Suisse USA, Inc.
7.13%, 7/15/2032	75,000	97,850
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	195,000	237,868
4.02%, 10/31/2038(a)	150,000	141,103
6.25%, 2/1/2041	220,000	266,205
4.75%, 10/21/2045	115,000	119,184
Morgan Stanley
6.38%, 7/24/2042	90,000	115,543
4.30%, 1/27/2045	170,000	167,693
Raymond James Financial, Inc.
4.95%, 7/15/2046	50,000	49,672

		1,230,534

Chemicals - 1.4%
Dow Chemical Co. (The)
4.25%, 10/1/2034	100,000	93,793
Eastman Chemical Co.
4.80%, 9/1/2042	50,000	47,650

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - (continued)
International Flavors & Fragrances, Inc.
4.38%, 6/1/2047	50,000	46,702
LYB International Finance BV
4.88%, 3/15/2044	150,000	143,851
Praxair, Inc.
3.55%, 11/7/2042	10,000	9,230
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	50,000	47,183

		388,409

Communications Equipment - 0.5%
Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	126,885

Diversified Financial Services - 0.5%
Shell International Finance BV
6.38%, 12/15/2038	100,000	131,384

Diversified Telecommunication Services - 9.7%
AT&T, Inc.
4.50%, 5/15/2035	50,000	47,303
5.35%, 9/1/2040	100,000	101,187
4.30%, 12/15/2042	400,000	356,891
Bell Canada, Inc.
4.46%, 4/1/2048	50,000	49,541
British Telecommunications plc
9.63%, 12/15/2030(b)	95,000	132,660
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(b)	180,000	242,143
Orange SA
9.00%, 3/1/2031(b)	90,000	127,127
Telefonica Emisiones SA
4.90%, 3/6/2048	200,000	187,292
Verizon Communications, Inc.
4.27%, 1/15/2036	175,000	170,595
5.25%, 3/16/2037	230,000	247,559
4.75%, 11/1/2041	230,000	229,783
4.86%, 8/21/2046	135,000	138,205
5.50%, 3/16/2047	270,000	302,530
5.01%, 8/21/2054	350,000	357,447

		2,690,263

Electric Utilities - 3.8%
Alabama Power Co.
Series A, 4.30%, 7/15/2048	150,000	152,733
Appalachian Power Co.
7.00%, 4/1/2038	35,000	44,495
Commonwealth Edison Co.
5.90%, 3/15/2036	125,000	148,174
Duke Energy Carolinas LLC
3.95%, 3/15/2048	150,000	146,340
Duke Energy Corp.
3.95%, 8/15/2047	150,000	137,198
Exelon Corp.
5.10%, 6/15/2045	100,000	105,836
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	60,000	76,659

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
Florida Power & Light Co.
4.13%, 2/1/2042	85,000	87,587
Public Service Electric & Gas Co.
3.80%, 3/1/2046	50,000	48,086
Virginia Electric & Power Co.
Series D, 4.65%, 8/15/2043	100,000	105,042

		1,052,150

Electrical Equipment - 0.1%
Eaton Corp.
4.15%, 11/2/2042	35,000	33,802

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.
4.75%, 3/15/2042	50,000	47,679

Energy Equipment & Services - 1.0%
Halliburton Co.
4.85%, 11/15/2035	260,000	267,708

Entertainment - 3.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	75,000	93,187
4.75%, 9/15/2044	275,000	300,920
NBCUniversal Media LLC
5.95%, 4/1/2041	115,000	136,786
4.45%, 1/15/2043	165,000	164,767
Viacom, Inc.
4.38%, 3/15/2043	150,000	128,480

		824,140

Equity Real Estate Investment Trusts (REITs) - 0.7%
ERP Operating LP
4.50%, 7/1/2044	25,000	25,747
Federal Realty Investment Trust
4.50%, 12/1/2044	30,000	30,392
Simon Property Group LP
4.75%, 3/15/2042	85,000	91,178
Weyerhaeuser Co.
7.38%, 3/15/2032	40,000	49,376

		196,693

Food & Staples Retailing - 1.4%
Sysco Corp.
4.85%, 10/1/2045	40,000	41,255
Walgreen Co.
4.40%, 9/15/2042	105,000	94,541
Walmart, Inc.
6.50%, 8/15/2037	100,000	132,128
4.05%, 6/29/2048	125,000	128,647

		396,571

Food Products - 2.1%
Archer-Daniels-Midland Co.
4.50%, 3/15/2049	50,000	52,836
Kellogg Co.
Series B, 7.45%, 4/1/2031	50,000	63,371
Kraft Heinz Foods Co.
4.38%, 6/1/2046	350,000	302,659

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food Products - (continued)
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	35,000	35,424
Tyson Foods, Inc.
4.88%, 8/15/2034	100,000	98,928
Unilever Capital Corp.
5.90%, 11/15/2032	25,000	31,024

		584,242

Gas Utilities - 0.4%
Atmos Energy Corp.
4.13%, 10/15/2044	50,000	49,233
Dominion Energy Gas Holdings LLC
4.60%, 12/15/2044	50,000	50,553

		99,786

Health Care Equipment & Supplies - 0.9%
Koninklijke Philips NV
5.00%, 3/15/2042	40,000	43,227
Medtronic, Inc.
4.38%, 3/15/2035	145,000	152,922
Stryker Corp.
4.63%, 3/15/2046	40,000	41,330

		237,479

Health Care Providers & Services - 1.9%
Aetna, Inc.
6.75%, 12/15/2037	35,000	42,354
Anthem, Inc.
4.65%, 1/15/2043	125,000	125,745
Express Scripts Holding Co.
4.80%, 7/15/2046	60,000	59,794
Humana, Inc.
4.95%, 10/1/2044	15,000	15,810
UnitedHealth Group, Inc.
4.63%, 7/15/2035	170,000	185,919
4.45%, 12/15/2048	100,000	107,514

		537,136

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.
6.30%, 3/1/2038	110,000	131,570
4.88%, 12/9/2045	150,000	156,339
Starbucks Corp.
3.75%, 12/1/2047	75,000	64,715

		352,624

Household Products - 0.2%
Kimberly-Clark Corp.
6.63%, 8/1/2037	50,000	65,610

Industrial Conglomerates - 0.3%
3M Co.
3.63%, 10/15/2047	50,000	47,817
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	25,000	28,879

		76,696

Insurance - 3.3%
Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	15,847
American International Group, Inc.
3.88%, 1/15/2035	130,000	117,374
4.50%, 7/16/2044	40,000	37,766

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - (continued)
Aon plc
4.60%, 6/14/2044	65,000	63,840
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	75,000	91,838
Chubb Corp. (The)
6.00%, 5/11/2037	65,000	79,603
Manulife Financial Corp.
5.38%, 3/4/2046	35,000	38,716
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	75,000	72,259
MetLife, Inc.
5.70%, 6/15/2035	75,000	87,718
6.40%, 12/15/2036	70,000	75,001
4.60%, 5/13/2046	55,000	57,128
Principal Financial Group, Inc.
6.05%, 10/15/2036	30,000	35,415
Prudential Financial, Inc.
3.94%, 12/7/2049	50,000	46,639
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	100,000	99,122

		918,266

Internet & Direct Marketing Retail - 1.3%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	200,000	187,991
Amazon.com, Inc.
4.25%, 8/22/2057	150,000	154,778
eBay, Inc.
4.00%, 7/15/2042	40,000	30,994

		373,763

IT Services - 1.0%
Fidelity National Information Services, Inc.
4.75%, 5/15/2048	50,000	47,548
International Business Machines Corp.
5.88%, 11/29/2032	125,000	150,444
Visa, Inc.
4.30%, 12/14/2045	80,000	86,295

		284,287

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
4.10%, 8/15/2047	50,000	47,892

Machinery - 0.2%
Fortive Corp.
4.30%, 6/15/2046	30,000	28,339
Illinois Tool Works, Inc.
3.90%, 9/1/2042	30,000	30,503

		58,842

Media - 3.4%
CBS Corp.
4.60%, 1/15/2045	100,000	92,488
Comcast Corp.
4.60%, 10/15/2038	500,000	517,846
3.40%, 7/15/2046	165,000	141,146
4.00%, 11/1/2049	200,000	185,582

		937,062

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Metals & Mining - 1.0%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	50,000	57,572
Nucor Corp.
4.40%, 5/1/2048	75,000	73,092
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	75,000	86,803
Vale Overseas Ltd.
8.25%, 1/17/2034	50,000	61,000

		278,467

Multi-Utilities - 2.7%
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	130,000	142,912
4.50%, 2/1/2045	110,000	112,168
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	131,000	131,242
4.50%, 5/15/2058	150,000	148,643
Dominion Energy, Inc.
Series B, 5.95%, 6/15/2035	155,000	175,883
Southern Co. Gas Capital Corp.
3.95%, 10/1/2046	50,000	44,710

		755,558

Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.
6.20%, 3/15/2040	135,000	150,173
Apache Corp.
6.00%, 1/15/2037	70,000	73,695
4.75%, 4/15/2043	100,000	89,803
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	100,000	115,990
Concho Resources, Inc.
4.88%, 10/1/2047	50,000	50,836
ConocoPhillips
5.90%, 10/15/2032	240,000	286,006
Devon Energy Corp.
5.60%, 7/15/2041	100,000	101,975
Enterprise Products Operating LLC
5.95%, 2/1/2041	125,000	143,319
4.85%, 3/15/2044	150,000	154,792
5.10%, 2/15/2045	85,000	88,285
4.25%, 2/15/2048	100,000	94,661
Exxon Mobil Corp.
4.11%, 3/1/2046	75,000	78,826
Magellan Midstream Partners LP
5.15%, 10/15/2043	20,000	20,501
4.20%, 10/3/2047	80,000	73,285
Marathon Petroleum Corp.
6.50%, 3/1/2041	80,000	89,075
MPLX LP
4.50%, 4/15/2038	200,000	184,162
5.50%, 2/15/2049	50,000	51,604
Occidental Petroleum Corp.
4.63%, 6/15/2045	100,000	104,874
ONEOK Partners LP
6.13%, 2/1/2041	60,000	63,698
ONEOK, Inc.
4.95%, 7/13/2047	50,000	47,436

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Petro-Canada
5.95%, 5/15/2035	120,000	135,487
Phillips 66
5.88%, 5/1/2042	155,000	177,032
4.88%, 11/15/2044	50,000	51,966
Phillips 66 Partners LP
4.90%, 10/1/2046	30,000	29,297
Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	91,762
Suncor Energy, Inc.
4.00%, 11/15/2047	135,000	125,630
TransCanada PipeLines Ltd.
4.63%, 3/1/2034	50,000	51,378
Valero Energy Corp.
6.63%, 6/15/2037	105,000	122,446

		2,847,994

Pharmaceuticals - 3.9%
AstraZeneca plc
6.45%, 9/15/2037	50,000	62,155
4.38%, 11/16/2045	135,000	131,828
Eli Lilly & Co.
3.70%, 3/1/2045	30,000	28,795
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	35,000	40,488
6.38%, 5/15/2038	50,000	63,777
Johnson & Johnson
3.63%, 3/3/2037	100,000	100,060
3.70%, 3/1/2046	120,000	117,961
Merck & Co., Inc.
3.70%, 2/10/2045	55,000	54,128
Novartis Capital Corp.
4.40%, 5/6/2044	75,000	82,274
Wyeth LLC
6.50%, 2/1/2034	240,000	313,430
Zoetis, Inc.
4.70%, 2/1/2043	90,000	91,700

		1,086,596

Road & Rail - 3.3%
Burlington Northern Santa Fe LLC
5.15%, 9/1/2043	175,000	199,075
Canadian National Railway Co.
3.20%, 8/2/2046	50,000	43,444
CSX Corp.
6.15%, 5/1/2037	160,000	191,780
4.10%, 3/15/2044	115,000	108,811
Norfolk Southern Corp.
4.84%, 10/1/2041	165,000	171,917
Union Pacific Corp.
4.05%, 3/1/2046	160,000	149,206
4.50%, 9/10/2048	50,000	51,214

		915,447

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.
5.85%, 6/15/2041	25,000	30,144
4.35%, 4/1/2047	80,000	81,067
Intel Corp.
3.73%, 12/8/2047	100,000	96,175

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
QUALCOMM, Inc.
4.65%, 5/20/2035	55,000	54,594
4.80%, 5/20/2045	45,000	43,972
4.30%, 5/20/2047	55,000	50,305

		356,257

Software - 3.2%
Microsoft Corp.
3.50%, 2/12/2035	235,000	232,332
3.95%, 8/8/2056	205,000	206,317
4.50%, 2/6/2057	130,000	145,206
Oracle Corp.
4.38%, 5/15/2055	295,000	296,957

		880,812

Specialty Retail - 1.3%
Home Depot, Inc. (The)
5.88%, 12/16/2036	195,000	239,333
3.50%, 9/15/2056	55,000	47,999
Lowe’s Cos., Inc.
4.05%, 5/3/2047	95,000	85,506

		372,838

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.
4.65%, 2/23/2046	345,000	379,084
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	100,000	102,210
HP, Inc.
6.00%, 9/15/2041	40,000	42,046

		523,340

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
3.63%, 5/1/2043	50,000	48,099

Tobacco - 2.2%
Altria Group, Inc.
4.25%, 8/9/2042	105,000	86,147
5.38%, 1/31/2044	145,000	137,300
Philip Morris International, Inc.
6.38%, 5/16/2038	130,000	153,598
4.13%, 3/4/2043	95,000	87,032
Reynolds American, Inc.
5.70%, 8/15/2035	90,000	90,680
5.85%, 8/15/2045	50,000	48,687

		603,444

Water Utilities - 0.3%
American Water Capital Corp.
4.20%, 9/1/2048	80,000	79,680

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV
6.13%, 3/30/2040	150,000	181,619
Rogers Communications, Inc.
5.00%, 3/15/2044	115,000	121,677
Telefonica Europe BV
8.25%, 9/15/2030	50,000	65,357

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Wireless Telecommunication Services - (continued)
Vodafone Group plc
7.88%, 2/15/2030	30,000	37,974

		406,627

TOTAL CORPORATE BONDS (Cost $27,656,594)		27,199,355

Total Investments — 98.5% (Cost $27,656,594)		27,199,355
Other Assets Less Liabilities — 1.5%		418,640

Net Assets — 100.0%		27,617,995

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 96.5%
Aerospace & Defense - 1.1%
TransDigm UK Holdings plc
6.88%, 5/15/2026(a)	205,000	199,363
TransDigm, Inc.
6.38%, 6/15/2026	240,000	231,900

		431,263

Auto Components - 1.6%
Cooper-Standard Automotive, Inc.
5.63%, 11/15/2026(a)	80,000	72,600
Dana Financing Luxembourg Sarl
6.50%, 6/1/2026(a)	130,000	131,300
Icahn Enterprises LP
6.38%, 12/15/2025	210,000	214,987
JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	80,000	78,000
Tenneco, Inc.
5.38%, 12/15/2024	100,000	91,000

		587,887

Automobiles - 0.5%
Fiat Chrysler Automobiles NV
5.25%, 4/15/2023	200,000	202,748

Banks - 1.8%
Intesa Sanpaolo SpA
5.02%, 6/26/2024(a)	350,000	321,537
Societe Generale SA
7.38%, 9/13/2021(a)(b)(c)	160,000	165,680
8.00%, 9/29/2025(a)(b)(c)	195,000	203,488

		690,705

Building Products - 1.2%
Griffon Corp.
5.25%, 3/1/2022	160,000	157,400
NCI Building Systems, Inc.
8.00%, 4/15/2026(a)	160,000	152,000
PGT Escrow Issuer, Inc.
6.75%, 8/1/2026(a)	80,000	81,600
Standard Industries, Inc.
4.75%, 1/15/2028(a)	80,000	72,624

		463,624

Capital Markets - 1.0%
Credit Suisse Group AG
7.50%, 7/17/2023(a)(b)(c)	270,000	275,625
Donnelley Financial Solutions, Inc.
8.25%, 10/15/2024	80,000	79,500
LPL Holdings, Inc.
5.75%, 9/15/2025(a)	30,000	29,574

		384,699

Chemicals - 2.8%
CF Industries, Inc.
5.15%, 3/15/2034	80,000	74,000

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - (continued)
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	320,000	303,200
FXI Holdings, Inc.
7.88%, 11/1/2024(a)	160,000	151,600
Hexion, Inc.
6.63%, 4/15/2020	280,000	223,825
SPCM SA
4.88%, 9/15/2025(a)	160,000	150,800
TPC Group, Inc.
8.75%, 12/15/2020(a)	160,000	159,248

		1,062,673

Commercial Services & Supplies - 5.0%
Algeco Global Finance plc
8.00%, 2/15/2023(a)	160,000	156,400
APX Group, Inc.
7.88%, 12/1/2022	240,000	233,400
Covanta Holding Corp.
5.88%, 7/1/2025	160,000	157,400
Garda World Security Corp.
8.75%, 5/15/2025(a)	160,000	149,200
GFL Environmental, Inc.
5.38%, 3/1/2023(a)	160,000	150,400
Harland Clarke Holdings Corp.
9.25%, 3/1/2021(a)	80,000	77,800
KAR Auction Services, Inc.
5.13%, 6/1/2025(a)	130,000	125,915
Nielsen Finance LLC
5.00%, 4/15/2022(a)	190,000	190,665
Pitney Bowes, Inc.
3.88%, 10/1/2021(d)	190,000	186,675
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	320,000	339,200
West Corp.
8.50%, 10/15/2025(a)	160,000	134,200

		1,901,255

Communications Equipment - 0.7%
CommScope, Inc.
5.50%, 6/15/2024(a)	160,000	150,200
Riverbed Technology, Inc.
8.88%, 3/1/2023(a)	130,000	95,550

		245,750

Construction & Engineering - 0.6%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	240,000	215,700

Consumer Finance - 1.8%
Ally Financial, Inc.
8.00%, 11/1/2031	65,000	78,325
Intrepid Aviation Group Holdings LLC
8.50%, 8/15/2021(a)	130,000	131,462
Navient Corp.
5.50%, 1/25/2023	265,000	256,719
6.75%, 6/15/2026	150,000	141,747

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
TMX Finance LLC
11.13%, 4/1/2023(a)	80,000	73,100

		681,353

Containers & Packaging - 2.0%
Berry Global, Inc.
5.13%, 7/15/2023	30,000	30,197
BWAY Holding Co.
7.25%, 4/15/2025(a)	300,000	277,875
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	70,000	76,738
Flex Acquisition Co., Inc.
6.88%, 1/15/2025(a)	130,000	122,200
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023(a)	75,000	77,906
Pactiv LLC
8.38%, 4/15/2027	45,000	44,888
Plastipak Holdings, Inc.
6.25%, 10/15/2025(a)	85,000	77,137
Reynolds Group Issuer, Inc.
7.00%, 7/15/2024(a)	50,000	51,219

		758,160

Distributors - 0.3%
Core & Main LP
6.13%, 8/15/2025(a)	130,000	124,475

Diversified Consumer Services - 1.1%
Laureate Education, Inc.
8.25%, 5/1/2025(a)	160,000	174,400
Midas Intermediate Holdco II LLC
7.88%, 10/1/2022(a)	80,000	74,400
ServiceMaster Co. LLC (The)
5.13%, 11/15/2024(a)	190,000	186,200

		435,000

Diversified Financial Services - 2.0%
ACE Cash Express, Inc.
12.00%, 12/15/2022(a)	70,000	65,625
Jefferies Finance LLC
7.25%, 8/15/2024(a)	160,000	153,000
Refinitiv US Holdings, Inc.
8.25%, 11/15/2026(a)	250,000	235,000
Tempo Acquisition LLC
6.75%, 6/1/2025(a)	190,000	188,575
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	130,000	131,372

		773,572

Diversified Telecommunication Services - 5.2%
CCO Holdings LLC
5.88%, 4/1/2024(a)	105,000	107,913
5.75%, 2/15/2026(a)	105,000	106,837
5.13%, 5/1/2027(a)	110,000	106,559
5.00%, 2/1/2028(a)	160,000	152,400
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	265,000	266,890
Series Y, 7.50%, 4/1/2024	200,000	203,500
DKT Finance ApS
9.38%, 6/17/2023(a)	160,000	169,200

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Telecommunication Services - (continued)
Embarq Corp.
8.00%, 6/1/2036	110,000	104,500
Iridium Communications, Inc.
10.25%, 4/15/2023(a)	190,000	206,150
Sprint Capital Corp.
6.88%, 11/15/2028	320,000	318,400
Telecom Italia Capital SA
6.38%, 11/15/2033	105,000	95,865
Virgin Media Finance plc
6.00%, 10/15/2024(a)	160,000	162,648

		2,000,862

Energy Equipment & Services - 4.0%
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	160,000	152,000
KCA Deutag UK Finance plc
9.63%, 4/1/2023(a)	160,000	121,600
KLX Energy Services Holdings, Inc.
11.50%, 11/1/2025(a)	100,000	102,000
McDermott Technology Americas, Inc.
10.63%, 5/1/2024(a)	160,000	143,800
Nabors Industries, Inc.
5.75%, 2/1/2025	100,000	87,500
Nine Energy Service, Inc.
8.75%, 11/1/2023(a)	100,000	100,750
Noble Holding International Ltd.
7.88%, 2/1/2026(a)	160,000	148,600
Rowan Cos., Inc.
7.38%, 6/15/2025	160,000	138,400
SESI LLC
7.75%, 9/15/2024	80,000	63,000
Transocean, Inc.
9.00%, 7/15/2023(a)	190,000	198,964
7.50%, 1/15/2026(a)	100,000	95,625
USA Compression Partners LP
6.88%, 4/1/2026	80,000	80,400
Weatherford International Ltd.
4.50%, 4/15/2022	160,000	102,400

		1,535,039

Entertainment - 0.6%
Netflix, Inc.
5.88%, 11/15/2028(a)	240,000	243,900

Equity Real Estate Investment Trusts (REITs) - 2.9%
CBL & Associates LP
5.25%, 12/1/2023	160,000	135,200
Equinix, Inc.
5.75%, 1/1/2025	80,000	82,900
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	160,000	158,576
GEO Group, Inc. (The)
5.88%, 10/15/2024	130,000	118,300
Iron Mountain, Inc.
5.75%, 8/15/2024	160,000	159,600
iStar, Inc.
6.00%, 4/1/2022	155,000	155,000
SBA Communications Corp.
4.00%, 10/1/2022	110,000	109,175

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Uniti Group LP
8.25%, 10/15/2023	195,000	181,350

		1,100,101

Food & Staples Retailing - 0.7%
Beverages & More, Inc.
11.50%, 6/15/2022(a)	80,000	60,400
Fresh Market, Inc. (The)
9.75%, 5/1/2023(a)	130,000	98,150
Rite Aid Corp.
7.70%, 2/15/2027	160,000	110,400

		268,950

Food Products - 1.8%
Chobani LLC
7.50%, 4/15/2025(a)	80,000	68,800
Dean Foods Co.
6.50%, 3/15/2023(a)	160,000	124,925
Dole Food Co., Inc.
7.25%, 6/15/2025(a)	80,000	73,200
Pilgrim’s Pride Corp.
5.88%, 9/30/2027(a)	80,000	77,400
Post Holdings, Inc.
5.50%, 3/1/2025(a)	80,000	79,500
Sigma Holdco BV
7.88%, 5/15/2026(a)	160,000	142,920
Simmons Foods, Inc.
5.75%, 11/1/2024(a)	160,000	131,600

		698,345

Gas Utilities - 1.0%
AmeriGas Partners LP
5.50%, 5/20/2025	210,000	206,850
Suburban Propane Partners LP
5.50%, 6/1/2024	160,000	158,000
Superior Plus LP
7.00%, 7/15/2026(a)	30,000	29,737

		394,587

Health Care Equipment & Supplies - 1.7%
Avantor, Inc.
9.00%, 10/1/2025(a)	210,000	216,825
Immucor, Inc.
11.13%, 2/15/2022(a)	80,000	82,000
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	400,000	339,500

		638,325

Health Care Providers & Services - 5.4%
AHP Health Partners, Inc.
9.75%, 7/15/2026(a)	80,000	83,400
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	200,000	182,875
HCA, Inc.
5.88%, 5/1/2023	200,000	212,000
7.69%, 6/15/2025	250,000	275,625
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	240,000	238,920
One Call Corp.
10.00%, 10/1/2024(a)	160,000	124,800
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/2023(a)	160,000	169,400

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Health Care Providers & Services - (continued)
Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	240,000	196,800
Tenet Healthcare Corp.
8.13%, 4/1/2022	400,000	420,000
West Street Merger Sub, Inc.
6.38%, 9/1/2025(a)	160,000	145,600

		2,049,420

Hotels, Restaurants & Leisure - 3.6%
1011778 BC ULC
5.00%, 10/15/2025(a)	160,000	154,800
24 Hour Fitness Worldwide, Inc.
8.00%, 6/1/2022(a)	80,000	79,035
Cirsa Finance International Sarl
7.88%, 12/20/2023(a)	160,000	163,180
Diamond Resorts International, Inc.
10.75%, 9/1/2024(a)	160,000	146,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/2023(a)	80,000	79,200
Enterprise Development Authority (The)
12.00%, 7/15/2024(a)	80,000	75,800
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	240,000	240,600
IRB Holding Corp.
6.75%, 2/15/2026(a)	80,000	75,000
Mohegan Gaming & Entertainment
7.88%, 10/15/2024(a)	85,000	82,450
Viking Cruises Ltd.
6.25%, 5/15/2025(a)	160,000	160,800
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	130,000	126,913

		1,383,778

Household Durables - 1.8%
American Greetings Corp.
8.75%, 4/15/2025(a)	160,000	147,600
Brookfield Residential Properties, Inc.
6.38%, 5/15/2025(a)	160,000	151,200
Mattamy Group Corp.
6.50%, 10/1/2025(a)	160,000	149,200
Shea Homes LP
5.88%, 4/1/2023(a)	100,000	95,500
TRI Pointe Group, Inc.
5.88%, 6/15/2024	160,000	154,800

		698,300

Household Products - 0.4%
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/2023(a)	160,000	136,000

Independent Power and Renewable Electricity Producers - 1.5%
Calpine Corp.
5.75%, 1/15/2025	200,000	189,000
NRG Energy, Inc.
7.25%, 5/15/2026	160,000	173,528
Talen Energy Supply LLC
10.50%, 1/15/2026(a)	240,000	223,200

		585,728

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - 2.3%
Acrisure LLC
7.00%, 11/15/2025(a)	150,000	131,250
AmWINS Group, Inc.
7.75%, 7/1/2026(a)	125,000	125,313
Ardonagh Midco 3 plc
8.63%, 7/15/2023(a)	160,000	139,200
AssuredPartners, Inc.
7.00%, 8/15/2025(a)	100,000	96,000
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/2025(a)	30,000	29,025
Genworth Holdings, Inc.
4.90%, 8/15/2023	100,000	88,250
HUB International Ltd.
7.00%, 5/1/2026(a)	80,000	77,800
NFP Corp.
6.88%, 7/15/2025(a)	130,000	124,150
USIS Merger Sub, Inc.
6.88%, 5/1/2025(a)	80,000	77,000

		887,988

Interactive Media & Services - 0.9%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	400,000	337,000

IT Services - 1.1%
Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	240,000	229,200
Zayo Group LLC
6.00%, 4/1/2023	100,000	101,000
6.38%, 5/15/2025	100,000	98,000

		428,200

Machinery - 1.4%
Apex Tool Group LLC
9.00%, 2/15/2023(a)	80,000	72,400
Cloud Crane LLC
10.13%, 8/1/2024(a)	160,000	170,800
Novelis Corp.
6.25%, 8/15/2024(a)	160,000	161,400
Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	130,000	114,075

		518,675

Marine - 0.4%
Stena AB
7.00%, 2/1/2024(a)	160,000	148,400

Media - 5.7%
CBS Radio, Inc.
7.25%, 11/1/2024(a)	85,000	80,537
DISH DBS Corp.
6.75%, 6/1/2021	210,000	214,412
5.88%, 7/15/2022	200,000	190,750
5.00%, 3/15/2023	225,000	196,594
7.75%, 7/1/2026	200,000	172,500
Lamar Media Corp.
5.38%, 1/15/2024	200,000	204,750
McGraw-Hill Global Education Holdings LLC
7.88%, 5/15/2024(a)	35,000	26,206

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
MDC Partners, Inc.
6.50%, 5/1/2024(a)	160,000	146,448
Meredith Corp.
6.88%, 2/1/2026(a)	210,000	217,350
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(a)	105,000	101,850
Radiate Holdco LLC
6.63%, 2/15/2025(a)	160,000	149,200
Univision Communications, Inc.
5.13%, 5/15/2023(a)	85,000	79,688
5.13%, 2/15/2025(a)	140,000	127,925
UPC Holding BV
5.50%, 1/15/2028(a)	160,000	147,600
Ziggo BV
5.50%, 1/15/2027(a)	130,000	123,175

		2,178,985

Metals & Mining - 2.7%
Allegheny Technologies, Inc.
5.95%, 1/15/2021	160,000	162,963
Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	100,000	99,750
Commercial Metals Co.
5.75%, 4/15/2026	30,000	28,500
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(a)	80,000	80,075
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	165,000	142,725
Northwest Acquisitions ULC
7.13%, 11/1/2022(a)	55,000	54,928
SunCoke Energy Partners LP
7.50%, 6/15/2025(a)	160,000	155,600
Teck Resources Ltd.
6.00%, 8/15/2040	30,000	30,225
6.25%, 7/15/2041	30,000	31,425
United States Steel Corp.
6.88%, 8/15/2025	75,000	71,438
Warrior Met Coal, Inc.
8.00%, 11/1/2024(a)	160,000	161,840

		1,019,469

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust, Inc.
5.00%, 12/15/2021	78,000	78,975

Multiline Retail - 0.2%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	160,000	73,200

Oil, Gas & Consumable Fuels - 10.0%
Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	50,000	52,125
Ascent Resources Utica Holdings LLC
10.00%, 4/1/2022(a)	109,000	117,039
Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	80,000	78,000
Calumet Specialty Products Partners LP
7.63%, 1/15/2022	80,000	75,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Chesapeake Energy Corp.
8.00%, 1/15/2025	240,000	242,698
Comstock Resources, Inc.
9.75%, 8/15/2026(a)	100,000	93,000
Covey Park Energy LLC
7.50%, 5/15/2025(a)	130,000	120,900
DCP Midstream LP
Series A, 7.38%, 12/15/2022(b)(c)	100,000	94,647
Denbury Resources, Inc.
9.00%, 5/15/2021(a)	150,000	149,250
Eclipse Resources Corp.
8.88%, 7/15/2023	160,000	145,600
Energy Transfer Operating LP
Series A, 6.25%, 2/15/2023(b)(c)	160,000	144,164
EnLink Midstream Partners LP
5.60%, 4/1/2044	50,000	43,000
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(a)	150,000	139,500
Foresight Energy LLC
11.50%, 4/1/2023(a)	80,000	69,000
Genesis Energy LP
6.75%, 8/1/2022	270,000	272,484
Gulfport Energy Corp.
6.38%, 1/15/2026	160,000	149,200
Indigo Natural Resources LLC
6.88%, 2/15/2026(a)	210,000	184,800
Jonah Energy LLC
7.25%, 10/15/2025(a)	160,000	118,800
MEG Energy Corp.
7.00%, 3/31/2024(a)	320,000	284,000
Murray Energy Corp.
11.25%, 4/15/2021(a)	80,000	47,200
NGL Energy Partners LP
7.50%, 11/1/2023	80,000	81,424
Oasis Petroleum, Inc.
6.88%, 3/15/2022	100,000	100,000
Parkland Fuel Corp.
6.00%, 4/1/2026(a)	80,000	76,800
PBF Holding Co. LLC
7.25%, 6/15/2025	160,000	160,000
Peabody Energy Corp.
6.38%, 3/31/2025(a)	75,000	72,562
Sable Permian Resources Land LLC
7.38%, 11/1/2021(a)	160,000	54,400
Sanchez Energy Corp.
7.75%, 6/15/2021	160,000	30,400
SemGroup Corp.
5.63%, 11/15/2023	160,000	149,600
Southwestern Energy Co.
6.20%, 1/23/2025(d)	160,000	156,000
Sunoco LP
4.88%, 1/15/2023	100,000	98,750
Vine Oil & Gas LP
9.75%, 4/15/2023(a)	150,000	126,000

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Whiting Petroleum Corp.
6.63%, 1/15/2026	100,000	98,500

		3,824,843

Paper & Forest Products - 0.2%
Clearwater Paper Corp.
5.38%, 2/1/2025(a)	80,000	74,800

Personal Products - 0.7%
Avon Products, Inc.
7.00%, 3/15/2023(d)	160,000	144,800
Revlon Consumer Products Corp.
5.75%, 2/15/2021(d)	160,000	128,800

		273,600

Pharmaceuticals - 2.0%
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	400,000	393,000
6.13%, 4/15/2025(a)	400,000	379,000

		772,000

Real Estate Management & Development - 1.9%
Five Point Operating Co. LP
7.88%, 11/15/2025(a)	160,000	154,000
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	160,000	159,944
Hunt Cos., Inc.
6.25%, 2/15/2026(a)	80,000	72,200
Kennedy-Wilson, Inc.
5.88%, 4/1/2024	190,000	186,732
Realogy Group LLC
4.88%, 6/1/2023(a)	160,000	145,200

		718,076

Road & Rail - 0.2%
Neovia Logistics Services LLC
8.88%, 8/1/2020(a)	80,000	70,400

Semiconductors & Semiconductor Equipment - 0.4%
Sensata Technologies UK Financing Co. plc
6.25%, 2/15/2026(a)	160,000	166,600

Software - 0.9%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	80,000	76,900
j2 Cloud Services LLC
6.00%, 7/15/2025(a)	130,000	130,813
Veritas US, Inc.
10.50%, 2/1/2024(a)	190,000	139,707

		347,420

Specialty Retail - 3.0%
Guitar Center Escrow Issuer, Inc.
9.50%, 10/15/2021(a)	160,000	150,600
J. Crew Brand LLC
13.00%, 9/15/2021(a)	80,000	88,800
KGA Escrow LLC
7.50%, 8/15/2023(a)	55,000	55,704
L Brands, Inc.
5.63%, 2/15/2022	190,000	193,800

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Specialty Retail - (continued)
Penske Automotive Group, Inc.
5.50%, 5/15/2026	160,000	157,000
PetSmart, Inc.
5.88%, 6/1/2025(a)	100,000	79,030
8.88%, 6/1/2025(a)	400,000	254,000
Staples, Inc.
8.50%, 9/15/2025(a)	160,000	154,400

		1,133,334

Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp.
5.00%, 7/15/2022	160,000	158,048
Western Digital Corp.
4.75%, 2/15/2026	80,000	74,600

		232,648

Thrifts & Mortgage Finance - 0.8%
Ladder Capital Finance Holdings LLLP
5.25%, 10/1/2025(a)	145,000	134,850
Provident Funding Associates LP
6.38%, 6/15/2025(a)	30,000	26,625
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	160,000	155,200

		316,675

Tobacco - 0.4%
Vector Group Ltd.
6.13%, 2/1/2025(a)	160,000	141,000

Trading Companies & Distributors - 0.6%
Ahern Rentals, Inc.
7.38%, 5/15/2023(a)	130,000	113,750
Fortress Transportation & Infrastructure Investors LLC
6.75%, 3/15/2022(a)	100,000	100,686

		214,436

Wireless Telecommunication Services - 5.8%
C&W Senior Financing DAC
7.50%, 10/15/2026(a)	200,000	199,062
Hughes Satellite Systems Corp.
6.63%, 8/1/2026	200,000	193,000
Intelsat Connect Finance SA
9.50%, 2/15/2023(a)	720,000	676,800
Sprint Communications, Inc.
11.50%, 11/15/2021	500,000	581,875
T-Mobile USA, Inc.
6.50%, 1/15/2026	320,000	339,200
Wind Tre SpA
5.00%, 1/20/2026(a)	285,000	235,809

		2,225,746

TOTAL CORPORATE BONDS (Cost $38,724,522)		36,874,669

Total Investments - 96.5% (Cost $38,724,522)		36,874,669
Other Assets Less Liabilities - 3.5%		1,331,456

Net Assets - 100.0%		38,206,125

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)	Perpetual security. The rate reflected was the rate in effect on January 31, 2019. The maturity date reflects the next call date.
(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 86.8%
Aerospace & Defense - 1.8%
Boeing Co. (The)
8.75%, 8/15/2021	827,000	946,197
Lockheed Martin Corp.
4.25%, 11/15/2019	534,000	540,663
Northrop Grumman Corp.
3.50%, 3/15/2021	204,000	206,022
Rockwell Collins, Inc.
1.95%, 7/15/2019	1,726,000	1,718,984
Spirit AeroSystems, Inc. (ICE LIBOR USD 3 Month + 0.80%), 3.59%, 6/15/2021(a)	711,000	707,218
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.35%), 2.89%, 11/1/2019(a)	466,000	466,645

		4,585,729

Air Freight & Logistics - 0.6%
FedEx Corp.
2.30%, 2/1/2020	878,000	872,228
United Parcel Service, Inc.
5.13%, 4/1/2019	425,000	426,693
(ICE LIBOR USD 3 Month + 0.38%), 3.01%, 5/16/2022(a)	274,000	273,859

		1,572,780

Airlines - 0.2%
Southwest Airlines Co.
2.65%, 11/5/2020	560,000	556,982

Automobile Manufacturers - 3.5%
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.39%), 2.97%, 5/4/2020(a)(b)	1,500,000	1,492,245
(ICE LIBOR USD 3 Month + 0.53%), 3.11%, 5/5/2020(a)(b)	92,000	91,749
(ICE LIBOR USD 3 Month + 0.45%), 3.13%, 2/22/2021(a)(b)	1,650,000	1,636,513
Nissan Motor Acceptance Corp.
2.35%, 3/4/2019(b)	951,000	950,548
(ICE LIBOR USD 3 Month + 0.63%), 3.42%, 9/21/2021(a)(b)	762,000	752,497
Volkswagen Group of America Finance LLC
2.13%, 5/23/2019(b)	500,000	498,527

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Automobile Manufacturers - (continued)
(ICE LIBOR USD 3 Month + 0.77%), 3.39%, 11/13/2020(a)(b)	3,500,000	3,499,653

		8,921,732

Automotive Retail - 0.4%
AutoZone, Inc.
1.63%, 4/21/2019	1,075,000	1,072,342

Biotechnology - 2.7%
Amgen, Inc. (ICE LIBOR USD 3 Month + 0.32%), 2.93%, 5/10/2019(a)	792,000	792,477
2.20%, 5/22/2019	1,346,000	1,343,487
Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.22%), 3.01%, 3/20/2019(a)	307,000	307,153
2.05%, 4/1/2019	158,000	157,873
1.85%, 9/20/2019	342,000	340,163
(ICE LIBOR USD 3 Month + 0.25%), 3.04%, 9/20/2019(a)	82,000	82,004
2.35%, 2/1/2020	3,730,000	3,711,987

		6,735,144

Broadcasting - 0.2%
Fox Corp.
3.67%, 1/25/2022(b)	400,000	404,219

Cable & Satellite - 0.5%
Comcast Corp.
5.15%, 3/1/2020	1,150,000	1,178,692

Communications Equipment - 0.3%
Cisco Systems, Inc. (ICE LIBOR USD 3 Month + 0.50%), 3.24%, 3/1/2019(a)	647,000	647,330

Consumer Finance - 8.1%
American Express Co. (ICE LIBOR USD 3 Month + 0.53%), 3.17%, 5/17/2021(a)	62,000	61,963
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.49%), 3.11%, 8/15/2019(a)	414,000	414,648
(ICE LIBOR USD 3 Month + 0.43%), 3.17%, 3/3/2020(a)	913,000	914,609
2.38%, 5/26/2020	10,000	9,945

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
(ICE LIBOR USD 3 Month + 0.73%), 3.42%, 5/26/2020(a)	975,000	980,636
Series F, (ICE LIBOR USD 3 Month + 1.05%), 3.83%, 9/14/2020(a)	750,000	757,954
American Honda Finance Corp.
2.00%, 11/13/2019	1,150,000	1,143,623
(ICE LIBOR USD 3 Month + 0.34%), 2.95%, 2/14/2020(a)	527,000	527,880
(ICE LIBOR USD 3 Month + 0.26%), 3.05%, 6/16/2020(a)	302,000	301,937
(ICE LIBOR USD 3 Month + 0.27%), 3.03%, 7/20/2020(a)	209,000	209,102
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.95%), 3.72%, 3/9/2022(a)	235,000	233,344
Caterpillar Financial Services Corp.
1.90%, 3/22/2019	660,000	659,479
(ICE LIBOR USD 3 Month + 0.28%), 3.05%, 9/7/2021(a)	2,091,000	2,078,127
Ford Motor Credit Co. LLC
Series 1, (ICE LIBOR USD 3 Month + 0.83%), 3.61%, 3/12/2019(a)	1,205,000	1,205,223
1.90%, 8/12/2019	250,000	248,000
General Motors Financial Co., Inc.
2.45%, 11/6/2020	751,000	738,473
HSBC USA, Inc.
2.38%, 11/13/2019	897,000	893,904
John Deere Capital Corp.
1.95%, 3/4/2019	363,000	362,806
(ICE LIBOR USD 3 Month + 0.18%), 2.98%, 1/7/2020(a)	532,000	532,460
(ICE LIBOR USD 3 Month + 0.30%), 3.08%, 3/13/2020(a)	228,000	228,217
(ICE LIBOR USD 3 Month + 0.29%), 3.11%, 6/22/2020(a)	596,000	597,284
(ICE LIBOR USD 3 Month + 0.17%), 2.97%, 10/9/2020(a)	690,000	687,689
(ICE LIBOR USD 3 Month + 0.26%), 3.03%, 9/10/2021(a)	1,554,000	1,548,679
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.26%), 2.88%, 5/10/2021(a)	1,664,000	1,658,429

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.10%), 2.88%, 1/10/2020(a)	744,000	744,191
(ICE LIBOR USD 3 Month + 0.26%), 3.03%, 4/17/2020(a)	776,000	777,127
(ICE LIBOR USD 3 Month + 0.17%), 2.97%, 9/18/2020(a)	2,000,000	2,000,130

		20,515,859

Distillers & Vintners - 0.1%
Diageo Capital plc (ICE LIBOR USD 3 Month + 0.24%), 2.88%, 5/18/2020(a)	300,000	299,664

Diversified Banks - 24.1%
ABN AMRO Bank NV (ICE LIBOR USD 3 Month + 0.57%), 3.26%, 8/27/2021(a)(b)	1,100,000	1,098,669
Bank of America Corp.
Series L, 2.65%, 4/1/2019	266,000	266,007
(ICE LIBOR USD 3 Month + 0.38%), 3.15%, 1/23/2022(a)	1,742,000	1,728,616
Bank of Montreal
1.75%, 9/11/2019	1,785,000	1,774,751
Bank of Nova Scotia (The)
1.65%, 6/14/2019	2,581,000	2,570,934
(ICE LIBOR USD 3 Month + 0.29%), 3.09%, 1/8/2021(a)	670,000	669,221
(ICE LIBOR USD 3 Month + 0.42%), 3.17%, 1/25/2021(a)	1,000,000	999,712
Banque Federative du Credit Mutuel SA (ICE LIBOR USD 3 Month + 0.96%), 3.72%, 7/20/2023(a)(b)	2,000,000	1,993,957
Barclays Bank plc (ICE LIBOR USD 3 Month + 0.65%), 3.24%, 8/7/2020(a)	144,000	143,719
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.72%), 3.51%, 6/16/2022(a)	1,109,000	1,111,597
Citibank NA (ICE LIBOR USD 3 Month + 0.57%), 3.34%, 7/23/2021(a)	900,000	899,977
Citigroup, Inc. (ICE LIBOR USD 3 Month + 0.93%), 3.70%, 6/7/2019(a)	1,538,000	1,542,554

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Banks - (continued)
2.50%, 7/29/2019	1,766,000	1,763,154
2.65%, 10/26/2020	560,000	556,111
(ICE LIBOR USD 3 Month + 0.96%), 3.73%, 4/25/2022(a)	35,000	35,123
Commonwealth Bank of Australia
2.25%, 3/13/2019	440,000	439,870
2.05%, 3/15/2019	3,000,000	2,997,442
2.30%, 9/6/2019	300,000	299,206
Cooperatieve Rabobank UA (ICE LIBOR USD 3 Month + 0.43%), 3.19%, 4/26/2021(a)	520,000	520,577
(ICE LIBOR USD 3 Month + 0.86%), 3.68%, 9/26/2023(a)(b)	1,000,000	989,884
Credit Agricole SA (ICE LIBOR USD 3 Month + 1.02%), 3.80%, 4/24/2023(a)(b)	100,000	98,976
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.49%), 3.26%, 6/8/2020(a)(b)	100,000	100,086
Fifth Third Bank
2.30%, 3/15/2019	300,000	299,865
2.38%, 4/25/2019	1,235,000	1,234,062
(ICE LIBOR USD 3 Month + 0.59%), 3.41%, 9/27/2019(a)	200,000	200,579
(ICE LIBOR USD 3 Month + 0.25%), 3.00%, 10/30/2020(a)	1,500,000	1,492,815
HSBC Holdings plc (ICE LIBOR USD 3 Month + 0.60%), 3.24%, 5/18/2021(a)	1,605,000	1,601,985
(ICE LIBOR USD 3 Month + 0.65%), 3.43%, 9/11/2021(a)	2,000,000	1,999,030
ING Groep NV (ICE LIBOR USD 3 Month + 1.00%), 3.80%, 10/2/2023(a)	1,350,000	1,333,805
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 0.68%), 3.42%, 6/1/2021(a)	504,000	505,407
KeyBank NA
2.35%, 3/8/2019	1,450,000	1,449,832
1.60%, 8/22/2019	1,825,000	1,814,510
Lloyds Bank plc (ICE LIBOR USD 3 Month + 0.49%), 3.08%, 5/7/2021(a)	1,038,000	1,032,429

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Banks - (continued)
Mitsubishi UFJ Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.65%), 3.41%, 7/26/2021(a)	695,000	695,245
(ICE LIBOR USD 3 Month + 0.86%), 3.62%, 7/26/2023(a)	230,000	229,238
National Australia Bank Ltd.
1.38%, 7/12/2019	250,000	248,619
2.25%, 1/10/2020	1,000,000	995,044
(ICE LIBOR USD 3 Month + 0.71%), 3.45%, 11/4/2021(a)(b)	2,000,000	2,007,911
Nordea Bank AB (ICE LIBOR USD 3 Month + 0.94%), 3.65%, 8/30/2023(a)(b)	600,000	590,636
Royal Bank of Canada (ICE LIBOR USD 3 Month + 0.38%), 3.12%, 3/2/2020(a)	2,854,000	2,860,454
Santander UK plc
2.35%, 9/10/2019	596,000	593,972
(ICE LIBOR USD 3 Month + 0.62%), 3.36%, 6/1/2021(a)	1,900,000	1,894,149
Skandinaviska Enskilda Banken AB (ICE LIBOR USD 3 Month + 0.43%), 3.07%, 5/17/2021(a)(b)	1,110,000	1,107,515
Sumitomo Mitsui Banking Corp.
2.45%, 1/16/2020	1,300,000	1,294,894
Sumitomo Mitsui Financial Group, Inc. (ICE LIBOR USD 3 Month + 0.86%), 3.62%, 7/19/2023(a)	1,596,000	1,593,020
Svenska Handelsbanken AB (ICE LIBOR USD 3 Month + 0.47%), 3.16%, 5/24/2021(a)	2,250,000	2,253,550
Toronto-Dominion Bank (The) (ICE LIBOR USD 3 Month + 0.26%), 3.05%, 9/17/2020(a)	251,000	251,243
US Bank NA
1.40%, 4/26/2019	250,000	249,313
(ICE LIBOR USD 3 Month + 0.13%), 2.90%, 1/17/2020(a)	750,000	750,491
2.35%, 1/23/2020	1,375,000	1,369,524
2.00%, 1/24/2020	740,000	734,348
(ICE LIBOR USD 3 Month + 0.31%), 3.05%, 2/4/2021(a)	1,500,000	1,500,838
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	12,000	11,920

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Banks - (continued)
Wells Fargo Bank NA
2.40%, 1/15/2020	650,000	647,547
(SOFRRATE + 0.48%), 2.87%, 3/25/2020(a)	500,000	499,091
(ICE LIBOR USD 3 Month + 0.50%), 3.27%, 7/23/2021(a)	2,400,000	2,399,312
Westpac Banking Corp.
1.65%, 5/13/2019	229,000	228,309
(ICE LIBOR USD 3 Month + 0.43%), 3.17%, 3/6/2020(a)	273,000	273,791
(ICE LIBOR USD 3 Month + 0.28%), 2.90%, 5/15/2020(a)	194,000	194,084

		61,038,520

Diversified Capital Markets - 0.4%
Credit Suisse AG
2.30%, 5/28/2019	1,000,000	998,663

Diversified Chemicals - 0.6%
DowDuPont, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.42%, 11/15/2020(a)	1,222,000	1,228,741
Eastman Chemical Co.
2.70%, 1/15/2020	107,000	106,677
EI du Pont de Nemours & Co. (ICE LIBOR USD 3 Month + 0.53%), 3.07%, 5/1/2020(a)	88,000	88,265

		1,423,683

Drug Retail - 0.6%
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	1,541,000	1,539,590

Electric Utilities - 0.7%
Duke Energy Corp.
5.05%, 9/15/2019	1,232,000	1,247,098
Southern Co. (The)
1.85%, 7/1/2019	629,000	625,691

		1,872,789

Environmental & Facilities Services - 1.2%
Republic Services, Inc.
5.50%, 9/15/2019	2,874,000	2,917,485

Fertilizers & Agricultural Chemicals - 0.6%
Nutrien Ltd.
6.50%, 5/15/2019	1,539,000	1,553,470

Financial Exchanges & Data - 0.5%
Nasdaq, Inc. (ICE LIBOR USD 3 Month + 0.39%), 3.21%, 3/22/2019(a)	268,000	267,963
5.55%, 1/15/2020	1,066,000	1,091,108

		1,359,071

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food Distributors - 0.3%
Sysco Corp.
2.60%, 10/1/2020	878,000	873,073

General Merchandise Stores - 0.0%(c)
Dollar Tree, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.47%, 4/17/2020(a)	120,000	119,535

Health Care Distributors - 1.6%
Cardinal Health, Inc.
1.95%, 6/14/2019	1,272,000	1,268,235
McKesson Corp.
2.28%, 3/15/2019	2,045,000	2,044,246
3.65%, 11/30/2020	762,000	767,424

		4,079,905

Health Care Services - 1.8%
Cigna Corp.
3.20%, 9/17/2020(b)	1,380,000	1,382,500
(ICE LIBOR USD 3 Month + 0.89%), 3.68%, 7/15/2023(a)(b)	848,000	837,565
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.63%), 3.40%, 3/9/2020(a)	971,000	973,169
3.35%, 3/9/2021	1,245,000	1,251,077

		4,444,311

Home Improvement Retail - 0.7%
Home Depot, Inc. (The)
2.00%, 6/15/2019	388,000	386,947
(ICE LIBOR USD 3 Month + 0.15%), 2.90%, 6/5/2020(a)	762,000	761,783
Lowe’s Cos., Inc. (ICE LIBOR USD 3 Month + 0.42%), 3.19%, 9/10/2019(a)	593,000	593,429

		1,742,159

Homebuilding - 0.2%
DR Horton, Inc.
3.75%, 3/1/2019	161,000	160,972
2.55%, 12/1/2020	428,000	420,890

		581,862

Hotels, Resorts & Cruise Lines - 1.7%
Marriott International, Inc.
3.00%, 3/1/2019	2,286,000	2,285,933
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.23%, 12/1/2020(a)	111,000	110,775
Series N, 3.13%, 10/15/2021	2,000,000	1,989,350

		4,386,058

Household Products - 1.0%
Church & Dwight Co., Inc.
2.45%, 12/15/2019	410,000	408,035

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Household Products - (continued)
Kimberly-Clark Corp.
1.90%, 5/22/2019	465,000	463,817
Procter & Gamble Co. (The)
1.90%, 11/1/2019	1,718,000	1,704,437

		2,576,289

Industrial Conglomerates - 1.1%
General Electric Co.
2.20%, 1/9/2020	500,000	495,508
5.55%, 5/4/2020	1,000,000	1,022,543
Honeywell International, Inc.
1.40%, 10/30/2019	789,000	781,488
(ICE LIBOR USD 3 Month + 0.28%), 3.03%, 10/30/2019(a)	388,000	388,623

		2,688,162

Industrial Machinery - 1.0%
Illinois Tool Works, Inc.
6.25%, 4/1/2019	2,626,000	2,640,931

Integrated Oil & Gas - 0.1%
Enterprise Products Operating LLC
5.25%, 1/31/2020	341,000	348,308

Integrated Telecommunication Services - 3.4%
AT&T, Inc.
2.30%, 3/11/2019	158,000	157,960
(ICE LIBOR USD 3 Month + 0.65%), 3.44%, 1/15/2020(a)	1,078,000	1,082,162
(ICE LIBOR USD 3 Month + 0.95%), 3.74%, 7/15/2021(a)	2,286,000	2,296,137
British Telecommunications plc
2.35%, 2/14/2019	600,000	599,877
Orange SA
2.75%, 2/6/2019	1,702,000	1,701,962
1.63%, 11/3/2019	1,271,000	1,258,420
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 3.20%, 5/22/2020(a)	1,414,000	1,418,880

		8,515,398

Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (ICE LIBOR USD 3 Month + 0.61%), 3.37%, 1/19/2023(a)(b)	455,000	450,901

Internet & Direct Marketing Retail - 0.5%
eBay, Inc.
2.20%, 8/1/2019	1,244,000	1,239,827

Investment Banking & Brokerage - 2.5%
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 2.97%, 5/21/2021(a)	515,000	514,058

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Investment Banking & Brokerage - (continued)
Goldman Sachs Bank USA
3.20%, 6/5/2020	108,000	108,370
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/2019	1,089,000	1,090,522
1.95%, 7/23/2019	292,000	290,873
2.55%, 10/23/2019	690,000	688,419
(ICE LIBOR USD 3 Month + 1.16%), 3.93%, 4/23/2020(a)	1,000,000	1,007,013
Macquarie Bank Ltd.
2.40%, 1/21/2020(b)	500,000	497,336
Morgan Stanley
2.38%, 7/23/2019	358,000	357,409
5.63%, 9/23/2019	1,280,000	1,302,301
5.50%, 1/26/2020	430,000	442,496
(ICE LIBOR USD 3 Month + 0.55%), 3.17%, 2/10/2021(a)	104,000	103,954

		6,402,751

Life & Health Insurance - 0.8%
Jackson National Life Global Funding (ICE LIBOR USD 3 Month + 0.30%), 3.09%, 10/15/2020(a)(b)	1,145,000	1,141,531
(ICE LIBOR USD 3 Month + 0.48%), 3.25%, 6/11/2021(a)(b)	500,000	498,591
Prudential Financial, Inc.
7.38%, 6/15/2019	255,000	258,877

		1,898,999

Movies & Entertainment - 0.4%
NBCUniversal Enterprise, Inc.
1.97%, 4/15/2019(b)	1,000,000	998,487

Multi-line Insurance - 0.8%
American International Group, Inc.
2.30%, 7/16/2019	25,000	24,941
New York Life Global Funding (ICE LIBOR USD 3 Month + 0.28%), 1.00%, 1/28/2021(a)(b)	2,000,000	1,999,807

		2,024,748

Multi-Sector Holdings - 0.1%
Berkshire Hathaway, Inc.
2.10%, 8/14/2019	174,000	173,319

Oil & Gas Equipment & Services - 0.0%(c)
Schlumberger Finance Canada Ltd.
2.20%, 11/20/2020(b)	25,000	24,566

Oil & Gas Refining & Marketing - 0.9%
BP Capital Markets plc
4.75%, 3/10/2019	1,901,000	1,905,061
1.68%, 5/3/2019	327,000	326,160

		2,231,221

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Other Diversified Financial Services - 1.6%
JPMorgan Chase Bank NA
(SOFRRATE + 0.55%), 2.94%, 10/19/2020(a)	3,000,000	2,999,131
(ICE LIBOR USD 3 Month + 0.29%), 2.83%, 2/1/2021(a)	1,105,000	1,104,020
Siemens Financieringsmaatschappij NV (ICE LIBOR USD 3 Month + 0.34%), 3.13%, 3/16/2020(a)(b)	45,000	45,039

		4,148,190

Packaged Foods & Meats - 4.7%
Danone SA
1.69%, 10/30/2019(b)	1,985,000	1,964,711
General Mills, Inc.
5.65%, 2/15/2019	1,298,000	1,299,126
JM Smucker Co. (The)
2.20%, 12/6/2019	2,337,000	2,324,727
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019(b)	1,724,000	1,706,623
Mondelez International, Inc. (ICE LIBOR USD 3 Month + 0.52%), 3.06%, 2/1/2019(a)	1,024,000	1,024,000
Tyson Foods, Inc.
2.65%, 8/15/2019	716,000	714,920
(ICE LIBOR USD 3 Month + 0.55%), 3.29%, 6/2/2020(a)	1,717,000	1,711,498
2.25%, 8/23/2021	1,210,000	1,179,936

		11,925,541

Pharmaceuticals - 3.5%
AstraZeneca plc (ICE LIBOR USD 3 Month + 0.67%), 3.31%, 8/17/2023(a)	2,142,000	2,097,213
Bayer US Finance II LLC (ICE LIBOR USD 3 Month + 0.63%), 3.45%, 6/25/2021(a)(b)	2,530,000	2,504,231
Bristol-Myers Squibb Co.
1.60%, 2/27/2019	1,538,000	1,537,519
GlaxoSmithKline Capital plc (ICE LIBOR USD 3 Month + 0.35%), 2.96%, 5/14/2021(a)	240,000	239,296
Pfizer, Inc. (ICE LIBOR USD 3 Month + 0.33%), 3.12%, 9/15/2023(a)	1,404,000	1,386,572
Roche Holdings, Inc. (ICE LIBOR USD 3 Month + 0.34%), 3.14%, 9/30/2019(a)(b)	250,000	250,242

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Pharmaceuticals - (continued)
Shire Acquisitions Investments Ireland DAC
1.90%, 9/23/2019	762,000	756,190

		8,771,263

Property & Casualty Insurance - 0.5%
Allstate Corp. (The)
7.45%, 5/16/2019	209,000	211,640
(ICE LIBOR USD 3 Month + 0.43%), 3.23%, 3/29/2021(a)	990,000	984,352

		1,195,992

Railroads - 1.4%
Burlington Northern Santa Fe LLC
4.70%, 10/1/2019	194,000	196,362
Canadian Pacific Railway Co.
7.25%, 5/15/2019	3,257,000	3,296,735

		3,493,097

Regional Banks - 4.9%
BB&T Corp.
2.25%, 2/1/2019	1,294,000	1,294,000
Branch Banking & Trust Co.
1.45%, 5/10/2019	895,000	892,116
2.10%, 1/15/2020	1,000,000	993,385
Capital One NA
1.85%, 9/13/2019	250,000	248,482
2.35%, 1/31/2020	600,000	596,334
Citizens Bank NA
2.45%, 12/4/2019	2,921,000	2,909,383
Fifth Third Bancorp
2.30%, 3/1/2019	103,000	102,970
PNC Bank NA
1.95%, 3/4/2019	825,000	824,497
2.25%, 7/2/2019	2,500,000	2,495,833
1.45%, 7/29/2019	267,000	265,415
2.40%, 10/18/2019	850,000	847,716
(ICE LIBOR USD 3 Month + 0.36%), 3.00%, 5/19/2020(a)	900,000	901,305

		12,371,436

Restaurants - 0.1%
McDonald’s Corp.
5.00%, 2/1/2019	343,000	343,000

Soft Drinks - 0.2%
PepsiCo, Inc.
1.50%, 2/22/2019	413,000	412,602

Specialized Finance - 1.0%
Shell International Finance BV (ICE LIBOR USD 3 Month + 0.40%), 3.02%, 11/13/2023(a)	2,444,000	2,424,104

Specialized REITs - 0.2%
Weyerhaeuser Co., REIT
7.38%, 10/1/2019	460,000	472,911

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Systems Software - 0.4%
Oracle Corp.
2.25%, 10/8/2019	1,100,000	1,097,329

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
1.80%, 11/13/2019	1,452,000	1,442,484

Trading Companies & Distributors - 0.7%
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.67%), 3.42%, 7/30/2021(a)(b)	1,150,000	1,142,439
GATX Corp.
2.50%, 7/30/2019	500,000	498,453

		1,640,892

Trucking - 0.8%
Penske Truck Leasing Co. LP
3.05%, 1/9/2020(b)	445,000	444,233
3.65%, 7/29/2021(b)	600,000	603,799
Ryder System, Inc.
2.35%, 2/26/2019	328,000	327,861
2.55%, 6/1/2019	531,000	530,224
2.45%, 9/3/2019	92,000	91,712

		1,997,829

TOTAL CORPORATE BONDS (Cost $219,499,574)		219,371,224

ASSET-BACKED SECURITIES - 8.2%
American Express Credit Account Master Trust Series 2017-6, Class A, 2.04%, 5/15/2023	1,000,000	988,702
Series 2017-2, Class A, 2.96%, 9/16/2024(d)	2,000,000	2,011,385
Americredit Automobile Receivables Trust Series 2018-1, Class A2A, 2.71%, 7/19/2021	486,614	486,044
Carmax Auto Owner Trust Series 2019-1, Class A2A, 3.02%, 7/15/2022	500,000	500,678
CarMax Auto Owner Trust Series 2018-3, Class A2A, 2.88%, 10/15/2021	2,000,000	1,999,720
CNH Equipment Trust Series 2018-A, Class A2, 2.78%, 8/16/2021	919,600	919,526
Drive Auto Receivables Trust Series 2018-3, Class A2, 2.75%, 10/15/2020	770,139	769,923
Series 2019-1, Class A2A, 3.08%, 9/15/2021	750,000	750,016
GM Financial Automobile Leasing Trust Series 2018-3, Class A2A, 2.89%, 9/21/2020	500,000	499,769

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - (continued)
GM Financial Consumer Automobile Receivables Trust Series 2018-3, Class A2A, 2.74%, 7/16/2021	1,779,352	1,777,432
Series 2019-1, Class A2, 2.99%, 3/16/2022	2,300,000	2,302,061
Honda Auto Receivables Owner Trust Series 2018-2, Class A2, 2.66%, 12/18/2020	2,759,000	2,755,345
Hyundai Auto Receivables Trust Series 2017-A, Class A3, 1.76%, 8/16/2021	1,274,714	1,266,692
Santander Drive Auto Receivables Trust Series 2018-4, Class A2, 2.73%, 3/15/2021	967,161	966,009
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A2A, 2.81%, 7/20/2021	1,000,000	999,331
World Financial Network Credit Card Master Trust Series 2012-A, Class A, 3.14%, 1/17/2023	1,651,000	1,651,307

TOTAL ASSET-BACKED SECURITIES (Cost $20,644,196)		20,643,940

U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Notes 1.50%, 11/30/2019 (Cost $1,980,860)	2,000,000	1,982,969

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Holmes Master Issuer plc Series 2018-1A, Class A2, 3.15%, 10/15/2054(b)(d)	400,000	399,124
Silverstone Master Issuer plc Series 2018-1A, Class 1A, 3.17%, 1/21/2070(b)(d)	880,000	875,309

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,280,000)		1,274,433

SHORT-TERM INVESTMENTS - 5.7%
COMMERCIAL PAPER - 3.2%
AstraZeneca plc
3.10%, 7/24/2019(e)(f)	1,000,000	986,191
Swedbank AB
2.62%, 6/6/2019(f)	5,000,000	4,954,728
Walgreens Boots Alliance, Inc.
3.16%, 6/10/2019(e)(f)	800,000	791,050

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL PAPER - (continued)
White Plains Capital Co. LLC
3.09%, 5/17/2019(e)(f)	1,500,000	1,486,759

TOTAL COMMERCIAL PAPER (Cost $8,217,916)		8,218,728

U.S. GOVERNMENT AGENCY SECURITIES - 1.6%
FHLB Discount Notes 2.26%, 2/1/2019(f) (Cost $4,000,000)	4,000,000	4,000,000

U.S. TREASURY OBLIGATIONS - 0.9%
U.S. Treasury Bills 2.39%, 3/26/2019(f) (Cost $2,291,945)	2,300,000	2,292,051

TOTAL SHORT-TERM INVESTMENTS (Cost $14,509,861)		14,510,779

Total Investments - 102.0% (Cost $257,914,491)		257,783,345
Liabilities in excess of other assets - (2.0%)		(4,966,964)

Net Assets - 100.0%		252,816,381

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2019.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.
(d)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2019.

(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(f)	The rate shown was the current yield as of January 31, 2019.

Percentages shown are based on Net Assets.

Abbreviations

FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFRRATE	Secured Overnight Financing Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2019 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2019:

Australia	3.2%
Canada	6.0
China	0.2
Finland	0.2
France	2.8
Germany	3.9
Japan	1.5
Netherlands	2.5
Singapore	0.1
Sweden	3.3
Switzerland	0.5
United Kingdom	5.9
United States	71.9
Other[1]	(2.0)

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.3%
FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	238,932	11,913,149
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	78,659	3,960,481
FlexShares® Disciplined Duration MBS Index Fund(a)	594,370	13,735,891
FlexShares® Ready Access Variable Income Fund(a)	18,508	1,396,614
iShares 20+ Year Treasury Bond ETF	23,622	2,881,175
iShares 3-7 Year Treasury Bond ETF	53,963	6,585,105
iShares 7-10 Year Treasury Bond ETF	2,743	287,686
iShares Short-Term Corporate Bond ETF	41,271	2,158,060

TOTAL EXCHANGE TRADED FUNDS (Cost $42,477,754)		42,918,161

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 0.4%
U.S. TREASURY OBLIGATIONS - 0.4%
U.S. Treasury Bills 2.43%, 4/25/2019(b)(c) (Cost $164,087)	165,000	164,112

Total Investments — 99.7% (Cost $42,641,841)		43,082,273
Other Assets Less Liabilities — 0.3%		118,552

Net Assets — 100.0%		43,200,825

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of January 31, 2019.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2019 (Unaudited)

As of January 31, 2019, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended January 31, 2019, was as follows:

Security	Value October 31, 2018	Purchases at Cost	Sales Proceeds	Shares January 31, 2019	Value January 31, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/ (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$10,633,465	$3,206,377	$2,197,781	238,932	$11,913,149	$321,130	$75,111	$(50,042)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	5,822,971	916,433	2,989,716	78,659	3,960,481	442,927	59,467	(232,134)
FlexShares® Disciplined Duration MBS Index Fund	13,730,880	2,543,023	2,761,002	594,370	13,735,891	274,305	129,436	(51,315)
FlexShares® Ready Access Variable Income Fund	1,012,975	500,829	117,452	18,508	1,396,614	(14)	7,927	276

	$31,200,291	$7,166,662	$8,065,951	930,469	$31,006,135	$1,038,348	$271,941	$(333,215)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
U.S. Treasury 2 Year Note	14	03/29/2019	USD	$2,972,594	$20,729

Abbreviations:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2019 (Unaudited)

Significant Accounting Policies

FlexShares® Trust (the “Trust”), which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a Fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances includes periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an index Fund’s underlying index. This difference may adversely affect an index Fund’s ability to track its underlying index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by Northern Trust Investments, Inc. (“NTI”) as Investment Adviser. Any use of a different rate from the rates used by the index provider may adversely affect the Fund’s ability to track its underlying index. The index provider determines the composition and relative weightings of the securities in the underlying index and publishes information regarding the market value of the underlying index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

The following is a summary of the valuations as of January 31, 2019 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks*	$1,400,934,558	$—	$—	$1,400,934,558
Rights	—	—	18,580	18,580
Securities Lending Reinvestments
Certificates of Deposit	—	34,001,630	—	34,001,630
Commercial Paper	—	12,498,020	—	12,498,020
Repurchase Agreements	—	24,535,890	—	24,535,890

Total Investments	$1,400,934,558	$71,035,540	$18,580	$1,471,988,678

Other Financial Instruments
Assets
Futures Contracts	$754,090	$—	$—	$754,090

Total Other Financial Instruments	$754,090	$—	$—	$754,090

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$977,405	$—	$—	$977,405
Common Stocks
Construction & Engineering	23,045,658	35,129	—	23,080,787
Electric Utilities	13,306,247	31,064	—	13,337,311
Health Care Providers & Services	4,883,795	34,998	—	4,918,793
Insurance	49,582,232	226,329	—	49,808,561
Oil, Gas & Consumable Fuels	58,608,540	9,586	—	58,618,126
Pharmaceuticals	41,505,209	3,499	—	41,508,708
Other*	773,921,253	—	—	773,921,253
Rights	9,653	1,806	—	11,459
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	8,366,351	—	8,366,351

Total Investments	$965,839,992	$8,708,762	$—	$974,548,754

Other Financial Instruments
Assets
Futures Contracts	$313,787	$—	$—	$313,787
Forward Foreign Currency Contracts	—	175,777	—	175,777
Liabilities
Futures Contracts	(69,192)	—	—	(69,192)
Forward Foreign Currency Contracts	—	(17,872)	—	(17,872)

Total Other Financial Instruments	$244,595	$157,905	$—	$402,500

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$76,983,357	$602,548	$—	$77,585,905
Construction Materials	8,091,075	158,170	—	8,249,245
Entertainment	2,303,606	21,471	—	2,325,077
Food & Staples Retailing	5,087,831	780	—	5,088,611
Food Products	9,694,845	6,178	—	9,701,023
Health Care Equipment & Supplies	440,709	2,816	—	443,525
Hotels, Restaurants & Leisure	3,269,739	2,202	—	3,271,941
Industrial Conglomerates	9,851,125	4,237	—	9,855,362
Machinery	3,426,575	850	—	3,427,425
Oil, Gas & Consumable Fuels	30,775,853	1,846	—	30,777,699
Pharmaceuticals	4,206,487	255,318	—	4,461,805
Real Estate Management & Development	29,633,105	59,695	—	29,692,800
Specialty Retail	4,104,550	14,462	—	4,119,012
Technology Hardware, Storage & Peripherals	30,016,006	29,913	—	30,045,919
Textiles, Apparel & Luxury Goods	7,283,763	191,427	—	7,475,190
Transportation Infrastructure	7,640,158	119,261	—	7,759,419
Other*	278,657,767	—	—	278,657,767
Corporate Bonds*	—	9,500	—	9,500
Rights	1	—	—	1
Securities Lending Reinvestments
Repurchase Agreements	—	2,481,312	—	2,481,312

Total Investments	$511,466,552	$3,961,986	$—	$515,428,538

Other Financial Instruments
Assets
Futures Contracts	$493,619	$—	$—	$493,619
Forward Foreign Currency Contracts	—	8,170	—	8,170
Liabilities
Forward Foreign Currency Contracts	—	(38,461)	—	(38,461)

Total Other Financial Instruments	$493,619	$(30,291)	$—	$463,328

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$7,916,047	$—	$—	$7,916,047

Total Investments	$7,916,047	$—	$—	$7,916,047

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$1,417	$—	$1,417
Liabilities
Forward Foreign Currency Contracts	—	(71,778)	—	(71,778)

Total Other Financial Instruments	$—	$(70,361)	$—	$(70,361)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
Investments
Exchange Traded Funds	$5,679,967	$—	$—	$5,679,967

Total Investments	$5,679,967	$—	$—	$5,679,967

Other Financial Instruments
Assets
Futures Contracts	$3,678	$—	$—	$3,678
Forward Foreign Currency Contracts	—	1,118	—	1,118
Liabilities
Forward Foreign Currency Contracts	—	(46,327)	—	(46,327)

Total Other Financial Instruments	$3,678	$(45,209)	$—	$(41,531)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$72,395,118	$—	$—	$72,395,118
Securities Lending Reinvestments
Repurchase Agreements	—	343,516	—	343,516

Total Investments	$72,395,118	$343,516	$—	$72,738,634

Other Financial Instruments
Assets
Futures Contracts	$67,020	$—	$—	$67,020

Total Other Financial Instruments	$67,020	$—	$—	$67,020

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$36,123,861	$—	$—	$36,123,861
Securities Lending Reinvestments
Repurchase Agreements	—	37,342	—	37,342

Total Investments	$36,123,861	$37,342	$—	$36,161,203

Other Financial Instruments
Assets
Futures Contracts	$24,937	$—	$—	$24,937

Total Other Financial Instruments	$24,937	$—	$—	$24,937

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Impact Index Fund
Investments
Common Stocks
Electric Utilities	$747,322	$3,123	$—	$750,445
Other*	75,766,660	—	—	75,766,660
Securities Lending Reinvestments
Repurchase Agreements	—	178,319	—	178,319

Total Investments	$76,513,982	$181,442	$—	$76,695,424

Other Financial Instruments
Assets
Futures Contracts	$29,432	$—	$—	$29,432

Total Other Financial Instruments	$29,432	$—	$—	$29,432

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,407,072,385	$—	$—	$5,407,072,385
Securities Lending Reinvestments
Certificates of Deposit	—	62,502,653	—	62,502,653
Commercial Paper	—	12,957,810	—	12,957,810
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	124,647,500	—	124,647,500

Total Investments	$5,407,072,385	$203,107,963	$—	$5,610,180,348

Other Financial Instruments
Assets
Futures Contracts	$1,817,003	$—	$—	$1,817,003
Forward Foreign Currency Contracts	—	771,736	—	771,736
Liabilities
Forward Foreign Currency Contracts	—	(721,741)	—	(721,741)

Total Other Financial Instruments	$1,817,003	$49,995	$—	$1,866,998

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$28,309,443	$168,892	$—	$28,478,335
Electric Utilities	99,195,426	468,633	—	99,664,059
Other*	689,062,769	—	—	689,062,769
Securities Lending Reinvestments
Commercial Paper	—	1,000,000	—	1,000,000
Repurchase Agreements	—	35,253,431	—	35,253,431

Total Investments	$816,567,638	$36,890,956	$—	$853,458,594

Other Financial Instruments
Assets
Futures Contracts	$257,221	$—	$—	$257,221
Forward Foreign Currency Contracts	—	30,302	—	30,302
Liabilities
Forward Foreign Currency Contracts	—	(38,805)	—	(38,805)

Total Other Financial Instruments	$257,221	$(8,503)	$—	$248,718

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund

Investments
Common Stocks*	$305,691,336	$—	$—	$305,691,336
Rights	—	13,406	—	13,406
Securities Lending Reinvestments
Repurchase Agreements	—	18,394,772	—	18,394,772

Total Investments	$305,691,336	$18,408,178	$—	$324,099,514

Other Financial Instruments
Assets
Futures Contracts	$267,771	$—	$—	$267,771
Forward Foreign Currency Contracts	—	31,066	—	31,066
Liabilities
Futures Contracts	(19,707)	—	—	(19,707)
Forward Foreign Currency Contracts	—	(38,172)	—	(38,172)

Total Other Financial Instruments	$248,064	$(7,106)	$—	$240,958

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund

Investments
Exchange Traded Funds	$13,244,430	$—	$—	$13,244,430

Total Investments	$13,244,430	$—	$—	$13,244,430

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,704,000,494	$—	$—	$1,704,000,494
Securities Lending Reinvestments
Certificates of Deposit	—	61,003,147	—	61,003,147
Commercial Paper	—	12,538,002	—	12,538,002
Repurchase Agreements	—	86,496,688	—	86,496,688

Total Investments	$1,704,000,494	$160,037,837	$—	$1,864,038,331

Other Financial Instruments
Assets
Futures Contracts	$803,264	$—	$—	$803,264

Total Other Financial Instruments	$803,264	$—	$—	$803,264

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$336,110,718	$—	$—	$336,110,718
Securities Lending Reinvestments
Certificates of Deposit	—	500,000	—	500,000
Repurchase Agreements	—	22,365,194	—	22,365,194

Total Investments	$336,110,718	$22,865,194	$—	$358,975,912

Other Financial Instruments
Assets
Futures Contracts	$187,967	$—	$—	$187,967

Total Other Financial Instruments	$187,967	$—	$—	$187,967

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$53,477,825	$—	$—	$53,477,825
Securities Lending Reinvestments
Repurchase Agreements	—	998,029	—	998,029

Total Investments	$53,477,825	$998,029	$—	$54,475,854

Other Financial Instruments
Assets
Futures Contracts	$23,912	$—	$—	$23,912

Total Other Financial Instruments	$23,912	$—	$—	$23,912

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$719,852,959	$—	$—	$719,852,959

Total Investments	$719,852,959	$—	$—	$719,852,959

Other Financial Instruments
Assets
Futures Contracts	$294,167	$—	$—	$294,167
Forward Foreign Currency Contracts	—	76,400	—	76,400
Liabilities
Forward Foreign Currency Contracts	—	(71,851)	—	(71,851)

Total Other Financial Instruments	$294,167	$4,549	$—	$298,716

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$94,900,297	$—	$—	$94,900,297
Securities Lending Reinvestments
Repurchase Agreements	—	59,040	—	59,040

Total Investments	$94,900,297	$59,040	$—	$94,959,337

Other Financial Instruments
Assets
Futures Contracts	$86,956	$—	$—	$86,956
Forward Foreign Currency Contracts	—	118	—	118
Liabilities
Forward Foreign Currency Contracts	—	(2,221)	—	(2,221)

Total Other Financial Instruments	$86,956	$(2,103)	$—	$84,853

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$42,446,572	$—	$—	$42,446,572
Rights	4,915	—	—	4,915

Total Investments	$42,451,487	$—	$—	$42,451,487

Other Financial Instruments
Assets
Futures Contracts	$29,009	$—	$—	$29,009

Total Other Financial Instruments	$29,009	$—	$—	$29,009

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$1,361,862,511	$—	$1,361,862,511

Total Investments	$—	$1,361,862,511	$—	$1,361,862,511

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$706,491,153	$—	$706,491,153

Total Investments	$—	$706,491,153	$—	$706,491,153

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$74,672,679	$—	$74,672,679

Total Investments	$—	$74,672,679	$—	$74,672,679

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$96,038,809	$—	$96,038,809

Total Investments	$—	$96,038,809	$—	$96,038,809

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$27,199,355	$—	$27,199,355

Total Investments	$—	$27,199,355	$—	$27,199,355

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$36,874,669	$—	$36,874,669

Total Investments	$—	$36,874,669	$—	$36,874,669

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$20,643,940	$—	$20,643,940
Collateralized Mortgage Obligations	—	1,274,433	—	1,274,433
Corporate Bonds*	—	219,371,224	—	219,371,224
U.S. Treasury Obligations	—	1,982,969	—	1,982,969
Short-Term Investments	—	14,510,779	—	14,510,779

Total Investments	$—	$257,783,345	$—	$257,783,345

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$42,918,161	$—	$—	$42,918,161
Short-Term Investments	—	164,112	—	164,112

Total Investments	$42,918,161	$164,112	$—	$43,082,273

Other Financial Instruments
Assets
Futures Contracts	$20,729	$—	$—	$20,729

Total Other Financial Instruments	$20,729	$—	$—	$20,729

*	See Schedules of Investments for segregation by industry type.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2019 (Unaudited)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
March 28, 2019

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 28, 2019